June 30, 2002

Financial statements (unaudited)
including statements of investments

TIAA-CREF
Mutual Funds

                                                        2002
                                  ----------------------------------------------
                                    SEMIANNUAL REPORT
                                  ----------------------------------------------

                                                       International Equity Fund

                                                       Growth Equity Fund

                                                       Growth & Income Fund

                                                       Equity Index Fund

                                                       Social Choice Equity Fund

                                                       Managed Allocation Fund

                                                       High-Yield Bond Fund

                                                       Short-Term Bond Fund

                                                       Tax-Exempt Bond Fund

                                                       Bond PLUS Fund

                                                       Money Market Fund


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

FROM THE PRESIDENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]  MARTIN E. GALT, III

PRESIDENT
TIAA-CREF
INVESTMENT PRODUCTS

The first half of 2002 continued to be a very difficult investment environment. The equity markets have exhibited roller coaster-like volatility and declining values, which have unnerved even some of the most seasoned investors and contributed to the negative returns for the TIAA-CREF equity funds during the second quarter.

     In addition to the impact on the markets of earnings shortfalls and a weakening dollar, the aftershocks of the Enron scandal led to closer scrutiny of accounting practices everywhere. This began a chain reaction of revelations that has shaken investor confidence. In this regard, you should be aware that TIAA-CREF is working, along with other concerned organizations, to restore investor confidence in America's corporate management. For many years, TIAA-CREF has helped lead the fight for better corporate governance, and, in recent weeks, our executives have testified before Congress about accounting reform, board oversight, independence and competency and shareholder rights.

     For investors with diversified portfolios, the falling stock returns were partially offset by the fixed-income markets. For example, all of TIAA-CREF's fixed-income funds, with the exception of the High-Yield Bond Fund, posted positive returns during the first half of 2002. On the opposite page, Martin Leibowitz, our chief investment officer, discusses in more detail the performance of the TIAA-CREF funds during this period.

     After two volatile years for equities, many investors may be wondering whether they should move some of their money to safer harbors. While it's probably a good time to make sure that your asset allocation strategy is still in line with your investment goals and risk tolerance, I would encourage every investor not to overreact but to consider the historical benefits of equity investing over the longer term.

     While past performance does not guarantee future returns, data from Ibbotson Associates show that in all but one decade since 1926 equities have produced significantly higher returns than any other class of assets. So, the opportunity is there for those willing to stay the course.

     TIAA-CREF also strongly believes that investors should resist the urge to try to time the market, which, history shows, is difficult if not impossible to do on a consistent basis for even the most seasoned market professionals.

     I truly believe that an investor's best defense against volatility is diversification, both across and within asset classes. In that regard, by year-end TIAA-CREF will be significantly expanding our menu of funds to provide even greater opportunity for diversification and to offer investors new tools for refining their portfolios to suit their goals and preferred strategies. Our new equity funds will include large- and mid-cap value, mid-cap growth and small-cap portfolios. We will also be adding a real estate securities fund and an inflation-linked bond fund. We will send you information about the new funds as soon as they become available.

     If you wish to reassess your investment strategies or explore new options, our consultants are ready to help. We would be happy to hear from you.


/s/ Martin E. Galt, III

Martin E. Galt, III

PRESIDENT
TIAA-CREF INVESTMENT PRODUCTS

CONTENTS
--------------------------------------------------------------------------------

FUND PERFORMANCE                         STATEMENTS OF INVESTMENTS
   International Equity Fund .......  4     International Equity Fund ....... 15
   Growth Equity Fund ..............  5     Growth Equity Fund .............. 24
   Growth & Income Fund ............  6     Growth & Income Fund ............ 40
   Equity Index Fund ...............  7     Equity Index Fund ............... 45
   Social Choice Equity Fund .......  8     Social Choice Equity Fund ....... 69
   Managed Allocation Fund .........  9     Managed Allocation Fund ......... 75
   High-Yield Bond Fund ............ 10     High-Yield Bond Fund ............ 76
   Short-Term Bond Fund ............ 11     Short-Term Bond Fund ............ 79
   Tax-Exempt Bond Fund ............ 12     Tax-Exempt Bond Fund ............ 81
   Bond PLUS Fund .................. 13     Bond PLUS Fund .................. 83
   Money Market Fund ............... 14     Money Market Fund ............... 86

           FINANCIAL STATEMENTS
              Statements of Assets and Liabilities ..............  88
              Statements of Operations ..........................  90
              Statements of Cash Flow ...........................  92
              Statements of Changes in Net Assets ...............  94
              Financial Highlights ..............................  98
              Notes to Financial Statements ..................... 104

              TIAA-CREF PRODUCTS AND SERVICES ..... INSIDE BACK COVER
--------------------------------------------------------------------------------
(C) 2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

FROM THE VICE CHAIRMAN
--------------------------------------------------------------------------------

[PHOTO OMITTED] MARTIN L. LEIBOWITZ

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER

                 DIVERSIFICATION WITHIN ASSET CLASSES CAN BE AS
                    VALUABLE AS SPREADING ASSETS ACROSS THEM.

The first six months of 2002 saw a steepening decline in stock prices in both North America and Europe, while fixed-income investments--both bonds and the money market--produced solid returns in the current low-inflation environment.

     During the period, the S&P 500(R) Index dropped 13.2%, while the Russell 3000(R) Index, one of the broadest U.S. indicators, lost 12.2%. The technology sector was hit worst, contributing to a decline of 20.5% in the Russell 3000(R) Growth Index, a subset of the Russell 3000. In Europe, stocks slid 4%, according to the Morgan Stanley Europe Index. Of the world's four largest exchanges--New York, Tokyo, London and Frankfurt--only Tokyo posted a gain, and the Morgan Stanley World Index, which tracks stock prices in 23 developed nations, posted a 9% loss for the period.

     Losses in the stock markets have led many investors to seek the relative safety of bonds. During the first six months of 2002, a total of $73.9 billion in new invest- ments flowed into the nation's bond funds, surpassing the $69.5 billion added to stock funds. The Lehman Brothers Aggregate Bond Index, which tracks both government and corporate bond markets, gained 3.8% for the period.

     The economic overviews on pages 2 and 3 discuss the current state of the U.S. and global economies and the prospects for the future, including the question of how the decline of prices in the equity markets might affect the economy as a whole, here and abroad.

     The performance of the TIAA-CREF Mutual Funds during the first half of 2002 varied markedly by asset class and within the classes. Four of our five fixed-income funds posted positive returns during the first half of 2002; they ranged from 0.86% for the Money Market Fund to 5.61% for the Tax-Exempt Bond Fund. The High-Yield Bond Fund lost 2.96%, reflecting the troubles in that sector of the credit market. Our funds that invest wholly or partly in equities shared in the downturn of the stock markets. After a first quarter in which three of the five funds posted positive returns, their declines for the six-month period varied from the International Equity Fund's -1.12% to the Growth Equity Fund's -22.84%. This report provides details of each fund's holdings and performance as of June 30, 2002, on pages 4-14.

     It is worth mentioning that TIAA-CREF's strategy is to remain fully invested at all times in pursuit of long-term performance. This distinguishes us from many funds that choose to keep sizable portions of their assets in cash to cushion themselves from the effects of the markets. We think this is a choice better left to the individual investor, and the TIAA-CREF Money Market Fund provides an excellent way to maintain a cash reserve.

     We are now using data from Morningstar, Inc., to show how the TIAA-CREF funds perform in comparison with similar funds. Previously, we used data compiled by Lipper Analytical Services, Inc. for that purpose. Morningstar's fund categories more accurately and consistently match our funds, and we believe this change will help you judge our performance better. To provide continuity, we will provide both Morningstar and Lipper data in the fund commentaries of the 2002 reports.

     On July 1, 2002, the Social Choice Equity Fund began using a new method for choosing investments that enables us to address a wider range of social issues. We have, accordingly, changed the fund's benchmark from the S&P 500 Index to the Russell 3000 Index. A full explanation of these changes appears in the prospectus.

     The performance of the investment markets during the last six months underscores the fact that diversification is not simply a matter of dividing assets between stocks and bonds. Diversifica-tion within asset classes can be as valuable as spreading assets across them. For example, the International Equity Fund outperformed the Growth Equity Fund during the period. The markets have shown that thorough diversification can reduce risk and help to improve the overall returns of a portfolio, especially when the markets are in turmoil.


/s/ Martin L. Leibowitz

Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

THE ECONOMIC ENVIRONMENT IN 2002
--------------------------------------------------------------------------------

THE U.S. ECONOMY

Signs of a U.S. economic turnaround from last year's recession were unmistakable in the first half of 2002. The nation's Gross Domestic Product (GDP) growth surged at a 5% annualized rate in the first quarter, the strongest quarterly gain since second-quarter 2000. Growth slowed considerably in the second quarter, to an estimated 1.1% pace, weak but still within the definition of recovery.

     Factors driving the recovery included generally solid growth in consumer spending, with the first quarter's pace much stronger than the second's. The relatively positive employment and income environment supported consumer spending despite last year's recession. Unemployment meandered at or below 6%, significantly lower than the 6.7% average rate that characterized the comparable period following the 1990-1991 recession. Income growth was solidly above inflation--also unusual for the start of a recovery.

     The positive track of consumer spending was in line with its persistent strength evidenced throughout the recession, when spending growth remained positive, albeit weak, in last year's second and third quarters. Businesses also contributed to the first-half recovery as industrial production revved up to

--------------------------------------------------------------------------------
U.S. GDP GROWTH & INFLATION (CPI)

               CPI        Real GDP

2000:1Q        3.93         2.56
2000:2Q        3.25         4.85
2000:3Q        3.55         0.57
2000:4Q        2.96         1.09
2001:1Q        3.88        -0.6
2001:2Q        3.14        -1.59
2001:3Q        0.75        -0.29
2001:4Q       -0.3          2.74
2002:1Q        1.36         5.04
2002:2Q        3.41         1.06

Sources: U.S. Dept. of Commerce, Bureau of Economic Analysis
         and Bureau of Labor Statistics
--------------------------------------------------------------------------------

replenish lean inventories, and investment in equipment and software increased after six consecutive quarters of decline. Indeed, the rise sparked hope that this crucial economic growth component had bottomed out and was beginning to revive. Finally, recovery was helped along by the heightened pace of federal defense spending prompted by the September 11 attacks.

--------------------------------------------------------------------------------
INVESTMENT & CONSUMER SPENDING

           Equipment and            Consumer
        Software Investment         Spending

2000:1Q        15.53                  5.26
2000:2Q        10.94                  3.04
2000:3Q         0.9                   3.84
2000:4Q        -5.36                  2.06
2001:1Q        -6.3                   2.39
2001:2Q       -16.68                  1.4
2001:3Q        -9.16                  1.45
2001:4Q        -2.5                   5.97
2002:1Q        -2.72                  3.12
2002:2Q         2.93                  1.88

                     Source: U.S. Dept. of Commerce, Bureau of Economic Analysis
--------------------------------------------------------------------------------

     The Federal Reserve nurtured the recovery by maintaining accommodative monetary policy; the federal funds rate was held at a very low 1.75% throughout the half. Moreover, with core inflation (a measure excluding relatively volatile food and energy prices) just above 2%, real interest rates were negative.

     Unfortunately, the upbeat economic developments did not offset the depressed mood in the equity markets. The broad Russell 3000(R) Index lost 12.24% in the first half of 2002--after declining 11.46% in 2001 and 7.5% in 2000. While the primary driver of the market's despair appeared to be the corporate accounting and governance scandals that began with Enron's collapse last fall, the slow pace of recovery in corporate earnings left investors disappointed as well.

     Looking ahead, the consensus, according to the Blue Chip Financial Survey of 48 economic forecasters, predicts GDP growth in line with recent historical norms--roughly 3.4%--for the second half of 2002, with continuing modest inflation. This outlook presumes that businesses will enjoy steadily improving earnings, which, in turn, will promote investment and job creation. Stronger business investment spending is especially crucial to recovery because prospects are dimming for growth in consumer spending; analysts assume consumers have little pent-up demand for big-ticket items such as homes and cars after borrowing (to take advantage of low interest rates) and spending so much during the recession and the first six months of recovery. Indeed, consumer debt is hovering at its cyclical high.

     The economic wild card for the rest of the year is the equity market and its impact both on businesses and consumers. The first half's tumbling stock prices and tarnished corporate credibility raised the cost of business capital and increased the uncertainty surrounding business decisions. These conditions are hardly conducive to increased investment. For individuals, stock wealth has continued to erode and confidence to retreat, further clouding the prospects for consumer spending. A positive economic outlook for the near term assumes that the foundation of the recovery will not be threatened by these negative factors. Such an outcome, however, is not guaranteed.


/s/ Martha S. Peyton

Martha S. Peyton
TIAA-CREF ECONOMIST



2     TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
THE GLOBAL ECONOMY

During the first half of the year, global economic growth continued a moderate revival from 2001's sharp slowdown. The low interest rates many central banks put in place last year now appear to be bearing fruit, with economic growth picking up without an apparent rekindling of inflation. With inflation quiescent, those banks have adopted a "wait and see" attitude toward monetary policy, holding back on raising interest rates until economic recoveries appear more firmly established. The chief exceptions to this pattern include Australia, where growth was quite solid in 2001, and Canada, where economic slack is being quickly absorbed by a higher rate of economic activity; central banks in those nations have already raised interest rates in 2002 and are likely to continue to do so during the remainder of the year.

   Nevertheless, economic expansion has not been uniform across the globe. Significant economic revivals are occurring in many Asian countries, including Singapore, Taiwan, China (where real GDP appeared to be rising near last year's brisk 7.5% annualized rate) and even Japan--the region's perennial laggard--where first quarter GDP rose at a 5.7% annual rate. In Europe, growth in most euro-area countries, as well as the United Kingdom, appeared to be improving. But Germany continued to lag, with consumers remaining reluctant to spend in the face of high unemployment. Moreover, the recent weakening of the U.S. dollar versus the British pound and euro could cut into U.K. and euro-area growth, though not until late this year. In North America, growth in Canada's economy appeared to move in lock-step with that of the United States, with real GDP there rising at about a 6% annual rate in the first quarter before slowing in the second.

   And in South America, growth prospects continued to deteriorate, with Argentina's lingering deep recession having begun to affect Brazil, which is beset by high interest rates. Thus, overall, world economic growth appeared to be improving but not at a very rapid rate.

   Moreover, despite signs of renewed global growth and, in general, historically low interest rates, global equity markets performed poorly, with the Morgan Stanley Capital International (MSCI) World Index returning -9.05% for the half. Even so, much of that poor performance was concentrated in U.S. equities, which were negatively impacted by worries about corporate scandals, the reliability of accounting information and economic recovery (see Chart). Indeed, the MSCI EAFE + Canada Index, which excludes the U.S. market, returned -1.32% for the half--still negative but substantially better than the broader MSCI World Index. Within the MSCI EAFE + Canada Index, the Pacific region (up 6.65%) outperformed Europe (-4.06%), thanks in large part to the 8.13% return produced by the MSCI Japan Index. (Note that the returns cited above are based upon MSCI's provisional total return indices.)

   Whether U.S. market turmoil will undercut the recoveries in economies foreign and domestic remains to be seen. But, for investors, the inconsistent nature of today's world markets would seem to underscore the risk-aversion benefits of diversification on a global scale.



/s/ Leo C. Kamp

Leo C. Kamp
TIAA-CREF ECONOMIST

--------------------------------------------------------------------------------
DURING THE FIRST HALF OF THIS YEAR, EQUITIES IN THE REST OF THE WORLD HAVE SIGNIFICANTLY OUTPERFORMED THOSE IN THE U.S.

        [The table below represents a line chart in the printed report.]

                                       EAFE                 US
               5/31/2001             2446.738            2616.398
               6/1/2001              2444.896            2627.519
               6/4/2001              2454.125            2640.679
               6/5/2001              2466.052            2676.943
               6/6/2001              2451.385            2649.354
               6/7/2001              2461.923            2664.677
               6/8/2001              2452.683            2637.813
               6/11/2001             2415.115            2615.949
               6/12/2001             2379.632            2618.75
               6/13/2001             2396.288            2589.051
               6/14/2001             2389.024            2542.343
               6/15/2001             2374.591            2529.91
               6/18/2001             2348.684            2517.698
               6/19/2001             2345.33             2525.05
               6/20/2001             2331.556            2550.19
               6/21/2001             2345.385            2579.802
               6/22/2001             2356.279            2555.021
               6/25/2001             2362.933            2539.693
               6/26/2001             2338.319            2534.735
               6/27/2001             2331.529            2523.504
               6/28/2001             2323.739            2556.711
               6/29/2001             2350.288            2552.114
               7/2/2001              2367.785            2577.838
               7/3/2001              2350.032            2572.925
               7/4/2001              2331.071            2572.925
               7/5/2001              2295.42             2538.224
               7/6/2001              2262.823            2477.754
               7/9/2001              2264.319            2494.845
               7/10/2001             2269.088            2457.493
               7/11/2001             2251.508            2452.224
               7/12/2001             2271.783            2511.168
               7/13/2001             2274.165            2525.866

               7/16/2001             2266.797            2496.137
               7/17/2001             2241.262            2523.493
               7/18/2001             2246.961            2508.728
               7/19/2001             2268.866            2522.948
               7/20/2001             2262.682            2515.116
               7/23/2001             2243.135            2473.946
               7/24/2001             2235.149            2432.925
               7/25/2001             2230.425            2470.215
               7/26/2001             2235.606            2497.028
               7/27/2001             2256.283            2503.352
               7/30/2001             2264.606            2500.432
               7/31/2001             2294.918            2513.612
               8/1/2001              2317.707            2524.823
               8/2/2001              2341.073            2536.149
               8/3/2001              2326.723            2523.946
               8/6/2001              2314.572            2494.674
               8/7/2001              2313.94             2503.539
               8/8/2001              2292.211            2458.653
               8/9/2001              2267.396            2459.013
               8/10/2001             2269.216            2473.058
               8/13/2001             2271.992            2476.223
               8/14/2001             2305.744            2464.918
               8/15/2001             2323.863            2446.042
               8/16/2001             2299.827            2451.66
               8/17/2001             2279.549            2409.782
               8/20/2001             2265.144            2429.503
               8/21/2001             2287.651            2400.379
               8/22/2001             2303.042            2417.941
               8/23/2001             2285.078            2410.577
               8/24/2001             2310.215            2458.508
               8/27/2001             2310.996            2447.513
               8/28/2001             2289.799            2409.792
               8/29/2001             2280.666            2382.167
               8/30/2001             2240.751            2341.065
               8/31/2001             2238.713            2351.516
               9/3/2001              2208.096            2351.516
               9/4/2001              2219.749            2350.883
               9/5/2001              2183.837            2347.985
               9/6/2001              2151.986            2294.319
               9/7/2001              2129.83             2251.202
               9/10/2001             2095.756            2266.518
               9/11/2001             2029.742            2266.518
               9/12/2001             2011.866            2266.518
               9/13/2001             2036.08             2266.518
               9/14/2001             1997.618            2266.518
               9/17/2001             2004.562            2155.441
               9/18/2001             1997.545            2142.297
               9/19/2001             1986.788            2108.889
               9/20/2001             1923.733            2042.94
               9/21/2001             1858.295            2005.032
               9/24/2001             1922.334            2084.238
               9/25/2001             1957.606            2101.629
               9/26/2001             1963.957            2090.803
               9/27/2001             1976.853            2114.023
               9/28/2001             2022.474            2160.589
               10/1/2001             2004.345            2156.401
               10/2/2001             2021.689            2181.58
               10/3/2001             2027.095            2227.719
               10/4/2001             2076.9              2222.016
               10/5/2001             2081.258            2224.388
               10/8/2001             2079.779            2206.17
               10/9/2001             2064.302            2193.633
               10/10/2001            2083.016            2243.825
               10/11/2001            2102.757            2280.835
               10/12/2001            2112.925            2268.874
               10/15/2001            2082.323            2265.431
               10/16/2001            2099.162            2282.262
               10/17/2001            2134.066            2238.875
               10/18/2001            2092.765            2223.018
               10/19/2001            2062.068            2232.752
               10/22/2001            2070.928            2267.987
               10/23/2001            2108.255            2256.957
               10/24/2001            2115.534            2257.961
               10/25/2001            2099.97             2290.479
               10/26/2001            2123.915            2299.451
               10/29/2001            2106.687            2243.387
               10/30/2001            2072.928            2204.922
               10/31/2001            2077.086            2204.991
               11/1/2001             2097.961            2255.468
               11/2/2001             2101.775            2261.227
               11/5/2001             2125.367            2293.596
               11/6/2001             2135.105            2327.986
               11/7/2001             2137.411            2323.13
               11/8/2001             2159.753            2329.488
               11/9/2001             2145.102            2333.21
               11/12/2001            2112.108            2330.075
               11/13/2001            2133.496            2375.107
               11/14/2001            2137.252            2381.526
               11/15/2001            2145.823            2384.091
               11/16/2001            2167.466            2375.818
               11/19/2001            2177.113            2402.989
               11/20/2001            2162.86             2383.547
               11/21/2001            2149.943            2372.299
               11/22/2001            2165.205            2372.299
               11/23/2001            2153.042            2400.289
               11/26/2001            2170.489            2416.773
               11/27/2001            2156.79             2401.103
               11/28/2001            2133.903            2355.418
               11/29/2001            2128.604            2380.651

               11/30/2001            2148.626            2378.568
               12/3/2001             2120.998            2357.069
               12/4/2001             2142.137            2388.803
               12/5/2001             2192.847            2441.78
               12/6/2001             2206.634            2436.15
               12/7/2001             2183.721            2416.669
               12/10/2001            2145.081            2378.255
               12/11/2001            2142.306            2371.268
               12/12/2001            2149.911            2372.157
               12/13/2001            2115.004            2334.661
               12/14/2001            2105.491            2341.189
               12/17/2001            2135.401            2365.36
               12/18/2001            2135.972            2383.452
               12/19/2001            2117.973            2399.243
               12/20/2001            2109.28             2378.992
               12/21/2001            2114.113            2387.588
               12/24/2001            2104.972            2386.162
               12/25/2001            2103.244            2386.162
               12/26/2001            2102.581            2396.38
               12/27/2001            2141.962            2413.195
               12/28/2001            2153.57             2421.393
               12/31/2001            2164.138            2392.953
               1/1/2002              2164.138            2392.953
               1/2/2002              2161.996            2407.931
               1/3/2002              2187.378            2430.766
               1/4/2002              2197.299            2447.186
               1/7/2002              2182.324            2430.598
               1/8/2002              2153.942            2422.784
               1/9/2002              2147.052            2411.046
               1/10/2002             2131.617            2414.265
               1/11/2002             2133.667            2390.339
               1/14/2002             2107.294            2375.436
               1/15/2002             2107.49             2391.174
               1/16/2002             2079.783            2352.37
               1/17/2002             2089.362            2376.097
               1/18/2002             2092.882            2352.229
               1/21/2002             2085.247            2352.229
               1/22/2002             2072.792            2333.337
               1/23/2002             2080.732            2351.633
               1/24/2002             2095.657            2358.673
               1/25/2002             2072.706            2362.141
               1/28/2002             2085.273            2361.265
               1/29/2002             2058.494            2291.76
               1/30/2002             2034.542            2317.392
               1/31/2002             2055.903            2352.236
               2/1/2002              2053.377            2335.384
               2/4/2002              2042.149            2275.412
               2/5/2002              2011.001            2266.558
               2/6/2002              1995.966            2252.757
               2/7/2002              2014.85             2245.229
               2/8/2002              2022.511            2281.058
               2/11/2002             2048.629            2313.402
               2/12/2002             2054.632            2303.809
               2/13/2002             2062.808            2327.084
               2/14/2002             2079.177            2322.553
               2/15/2002             2070.526            2294.936
               2/18/2002             2058.829            2294.936
               2/19/2002             2024.714            2251.216
               2/20/2002             2008.242            2281.732
               2/21/2002             2031.308            2245.733
               2/22/2002             2028.282            2263.948
               2/25/2002             2038.837            2306.186
               2/26/2002             2042.948            2305.549
               2/27/2002             2066.071            2306.293
               2/28/2002             2068.511            2299.377
               3/1/2002              2093.792            2354.823
               3/4/2002              2157.56             2403.715
               3/5/2002              2149.316            2388.571
               3/6/2002              2166.952            2423.151
               3/7/2002              2208.998            2411.088
               3/8/2002              2209.989            2426.465
               3/11/2002             2208.268            2434.806
               3/12/2002             2175.748            2429.193
               3/13/2002             2168.926            2405.097
               3/14/2002             2187.49             2402.505
               3/15/2002             2205.72             2430.604
               3/18/2002             2200.778            2429.449
               3/19/2002             2217.674            2438.917
               3/20/2002             2201.388            2399.366
               3/21/2002             2190.086            2404.471
               3/22/2002             2182.474            2394.655
               3/25/2002             2163.094            2359.413
               3/26/2002             2163.373            2372.332
               3/27/2002             2166.652            2384.704
               3/28/2002             2187.247            2390.595
               3/29/2002             2178.228            2390.595
               4/1/2002              2188.046            2389.805
               4/2/2002              2187.688            2368.287
               4/3/2002              2190.966            2344.678
               4/4/2002              2181.739            2346.9
               4/5/2002              2177.693            2339.005
               4/8/2002              2149.902            2343.392
               4/9/2002              2147.654            2326.463
               4/10/2002             2169.217            2351.562
               4/11/2002             2145.995            2293.484
               4/12/2002             2141.281            2309.424
               4/15/2002             2160.609            2291.209
               4/16/2002             2195.777            2345.613
               4/17/2002             2213.918            2341.19
               4/18/2002             2212.222            2339.312
               4/19/2002             2210.282            2339.773
               4/22/2002             2206.048            2302.417
               4/23/2002             2200.315            2286.903
               4/24/2002             2197.778            2270.668
               4/25/2002             2198.223            2266.353
               4/26/2002             2187.427            2233.763
               4/29/2002             2184.03             2209.959
               4/30/2002             2189.849            2235.521
               5/1/2002              2199.532            2255.537
               5/2/2002              2195.64             2250.546
               5/3/2002              2205.989            2226.414
               5/6/2002              2201.205            2181.586
               5/7/2002              2172.259            2173.767
               5/8/2002              2202.058            2259.51
               5/9/2002              2200.08             2225.824
               5/10/2002             2191.856            2188.762
               5/13/2002             2198.377            2229.788
               5/14/2002             2198.062            2278.327
               5/15/2002             2227.158            2267.021
               5/16/2002             2231.878            2281.55
               5/17/2002             2252.277            2299.831
               5/20/2002             2247.596            2269.5
               5/21/2002             2243.135            2243.879
               5/22/2002             2241.441            2256.757
               5/23/2002             2234.735            2280.833
               5/24/2002             2239.466            2252.317
               5/27/2002             2232.866            2252.317
               5/28/2002             2232.759            2233.534
               5/29/2002             2230.618            2218.211
               5/30/2002             2220.969            2212.953
               5/31/2002             2226.116            2216.78
               6/3/2002              2225.964            2160.146
               6/4/2002              2198.687            2160.991
               6/5/2002              2176.398            2179.985
               6/6/2002              2179.808            2135.875
               6/7/2002              2156.613            2130.906
               6/10/2002             2154.737            2137.52
               6/11/2002             2163.474            2099.392
               6/12/2002             2134.174            2114.818
               6/13/2002             2108.672            2093.933
               6/14/2002             2066.421            2089.977
               6/17/2002             2095.115            2149.92
               6/18/2002             2101.484            2151.953
               6/19/2002             2076.445            2116.135
               6/20/2002             2066.077            2084.563
               6/21/2002             2065.015            2047.287
               6/24/2002             2046.233            2055.449
               6/25/2002             2068.304            2019.527
               6/26/2002             2057.054            2013.43
               6/27/2002             2071.003            2048.376
               6/28/2002             2135.566            2047.008

                                    Source: Morgan Stanley Capital International

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds  3

-----------------------------
INTERNATIONAL EQUITY FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio primarily consisting of foreign equity investments.

PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy(SM): The Enhanced Index portion of the fund aims to outperform the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index, with low relative volatility. The actively managed Stock Selection portion (56% as of 6/30/2002) is composed of international stocks of companies we believe have strong management and sustainable prospects for growth.

o    Investments in foreign  securities are subject to special risks,  including
     erratic  market  conditions,   economic  and  political  instability,   and
     fluctuations in currency exchange rates.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The International Equity Fund returned -1.12% for the period, compared with -1.27% for the benchmark Morgan Stanley EAFE Index and 0.52% and -1.20%, respectively, for the average similar fund as measured by the Lipper International Fund Index and the Morningstar Foreign Stock category.

     The fund's performance versus the benchmark stemmed largely from certain actively managed European investments, which outperformed its holdings in the Asia-Pacific region. In particular, relative performance was enhanced by overweight holdings in well-performing European energy companies such as the Netherlands' IHC Caland and by underweights in flagging European technology firms including Sweden's Ericsson and France's Alcatel and in Irish drugmaker Elan. By contrast, relative performance suffered due to overweights in European technology companies such as Dutch chipmaker STMicroelectronics; consumer cyclicals including U.K.-based music recording and publishing company EMI Group and pay-TV provider British Sky Broadcasting; and financial services firms such as banking giant Credit Suisse Group.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

        [The table below represents a line chart in the printed report.]

                  Lipper                                           Morningstar
                  International  Morgan Stanley  International     Foreign Stock
                  Fund Index     EAFE Index      Equity Fund       category
--------------------------------------------------------------------------------
Aug 31, 97            10000          10000          10000            10000
Sep 30, 97            10642          10560          10570            10607
Oct 31, 97             9834           9748           9759             9836
Nov 30, 97             9752           9649           9682             9736
Dec 31, 97             9828           9733           9770             9795
Jan 31, 98            10066          10178          10186            10033
Feb 28, 98            10705          10831          10767            10712
Mar 31, 98            11286          11165          11194            11286
Apr 30, 98            11460          11253          11292            11464
May 31, 98            11483          11198          11303            11509
Jun 30, 98            11383          11284          11391            11402
Jul 31, 98            11557          11397          11479            11559
Aug 31, 98             9894           9985           9967             9926
Sep 30, 98             9586           9679           9562             9565
Oct 31, 98            10291          10687          10394            10257
Nov 30, 98            10806          11235          11095            10786
Dec 31, 98            11072          11677          11652            11122
Jan 31, 99            11140          11643          11973            11231
Feb 28, 99            10853          11365          11741            10968
Mar 31, 99            11215          11840          12017            11350
Apr 30, 99            11737          12319          12349            11912
May 31, 99            11301          11685          11741            11456
Jun 30, 99            11837          12140          12305            12099
7/31/99               12100          12501          12990            12436
8/31/99               12196          12547          13056            12569
9/30/99               12235          12673          13289            12640
10/31/99              12662          13148          13863            13119
11/30/99              13590          13605          15610            14239
12/31/99              15260          14826          18158            15987
1/31/2000             14368          13884          17548            15249
2/29/2000             15316          14258          20394            16427
3/31/2000             15356          14810          19039            16419
4/30/2000             14382          14031          17244            15298
5/31/2000             13987          13688          16261            14769
6/30/2000             14634          14224          17029            15454
7/31/2000             14160          13627          16239            14924
8/31/2000             14399          13746          16622            15228
9/30/2000             13560          13076          15561            14368
10/31/2000            13099          12767          15030            13775
11/30/2000            12546          12289          13969            13076
12/31/2000            13014          12725          14528            13519
1/31/2001             13091          12730          14365            13605
2/28/2001             12172          11778          13176            12562
3/31/2001             11316          10978          12298            11564
4/30/2001             12004          11732          13095            12327
5/31/2001             11714          11298          12636            12016
6/30/2001             11383          10833          12068            11586

7/31/2001             11088          10569          11771            11230
8/31/2001             10865          10324          11460            10912
9/30/2001              9680           9321          10298             9707
10/31/2001             9943           9584          10663            10003
11/30/2001            10314           9885          10933            10415
12/31/2001            10497           9952          10999            10555
1/31/2002             10073           9431          10399            10131
2/28/2002             10214           9497          10481            10166
3/31/2002             10754          10010          11108            10704
4/30/2002             10830          10071          11135            10749
5/31/2002             10985          10233          11285            10867
6/30/2002             10551           9826          10876            10428

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 6/30/2002
--------------------------------------------------------------------------------
                                                         PERCENT OF     MARKET
COMPANY                                 COUNTRY          NET ASSETS     VALUE
--------------------------------------------------------------------------------
BP Plc                                  United Kingdom      2.71      $7,211,819
GlaxoSmithKline Plc                     United Kingdom      1.82       4,841,988
Nestle S.A                              Switzerland         1.76       4,685,402
Total Fina Elf S.A                      France              1.76       4,664,276
Novartis AG                             Switzerland         1.64       4,352,667
Royal Dutch Petroleum Co                Netherlands         1.62       4,299,307
HSBC Holdings Plc                       United Kingdom      1.50       3,975,645
Vodafone Group Plc                      United Kingdom      1.21       3,220,546
Roche Holdings AG                       Switzerland         1.21       3,217,167
Royal Bank of Scotland Group Plc        United Kingdom      1.17       3,114,719

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL COMPOUND RATES         CUMULATIVE RATES
                                        OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                              NET ASSETS
                                    1 YEAR   SINCE INCEPTION(2)     1 YEAR  SINCE INCEPTION(2)    ANNUAL EXPENSES     (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND            -9.88%       1.76%                -9.88%      8.76%              0.49%(3)           $265.72
Morgan Stanley EAFE Index            -9.30       -0.30                 -9.30      -1.42                 --                 --
Morningstar Foreign Stock category  -10.03        0.31                -10.03       3.61                 --                 --
Lipper International Fund Index      -7.29        1.12                 -7.29       5.54                 --                 --

(1) Because of market volatility, recent performance of the International Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/ charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption. There are special risks associated with investing in funds that invest primarily in foreign securities, such as the International Equity Fund. These special risks include erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(2)  Inception date of the International Equity Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

4  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

-----------------------------
GROWTH EQUITY FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Growth Equity Fund seeks a favorable rate of return mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for exceptional growth.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management StrategySM: The Enhanced Index portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low relative volatility. The actively managed Stock Selection portion (56% as of 6/30/2002) is concentrated in stocks of rapidly growing companies of all sizes, including those in new and emerging areas of the economy and those with distinctive products or promising markets.

o  May  invest  up  to  40%  of  the  portfolio  in   international   stocks  as
   opportunities arise.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Growth Equity Fund returned -22.84% for the period, compared with -20.54% for its benchmark, the Russell 3000(R) Growth Index, and -15.89% and -18.22%, respectively, for the average similar fund as measured by the Lipper Growth Fund Index and the Morningstar Large Growth category.

     The fund's return differed from that of its benchmark because of performance within its actively managed portion, primarily during the second quarter. The chief detractors were holdings in industrial conglomerate Tyco International, which fell due to concerns about its accounting and financial disclosure practices amid the swirl of corporate scandals affecting Wall Street, as well as in wireless telecom company Sprint PCS Group. An underweight position versus the benchmark in well-performing Coca-Cola also hurt relative performance. Those factors more than offset boosts to relative performance from underweights in IBM and pharmaceutical giant Bristol-Myers Squibb and overweights in managed care firm Tenet Healthcare and household-personal care company Avon Products.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

        [The table below represents a line chart in the printed report.]

                                            Morningstar
            Lipper Growth  Russell 3000(R)  Large Growth    Growth Equity
            Fund Index     Growth Index     category        Fund
Sep 2, 97        10000         10000          10000             10000
Sep 30, 97       10572         10524          10535             10563
Oct 31, 97       10231         10109          10189             10162
Nov 30, 97       10466         10469          10640             10319
Dec 31, 97       10643         10575          10819             10405
Jan 31, 98       10714         10847          11097             10532
Feb 28, 98       11469         11675          11899             11365
Mar 31, 98       11960         12144          12434             11889
Apr 30, 98       12088         12303          12658             12075
May 31, 98       11791         11903          12327             11727
Jun 30, 98       12300         12578          13064             12397
Jul 31, 98       12170         12409          12883             12247
Aug 31, 98       10215         10465          10638             10235
Sep 30, 98       10897         11288          11461             10974
Oct 31, 98       11651         12171          12402             11659
Nov 30, 98       12345         13098          13300             12486
Dec 31, 98       13377         14280          14711             13812
Jan 31, 99       13948         15104          15606             14680
Feb 28, 99       13473         14364          14905             14041
Mar 31, 99       14057         15104          15520             14883
Apr 30, 99       14415         15214          15649             15034
May 31, 99       14133         14783          15390             14620
Jun 30, 99       14969         15799          16522             15637
7/31/99          14599         15297          15951             15236
8/31/99          14434         15488          16102             15247
9/30/99          14193         15204          15929             15128
10/31/99         15067         16300          16673             16166
11/30/99         15705         17235          17643             17181
12/31/99         17118         19112          19566             19375
1/31/2000        16500         18268          18712             18661
2/29/2000        17475         19409          20090             20312
3/31/2000        18365         20506          21490             21121
4/30/2000        17447         19451          20556             19771
5/31/2000        16677         18422          19384             18575
6/30/2000        17599         19884          20932             20031
7/31/2000        17209         18994          19987             19606
8/31/2000        18494         20732          21990             21385
9/30/2000        17364         18833          19828             20078
10/31/2000       16876         17898          18917             19013
11/30/2000       15072         15219          16049             16449
12/31/2000       15255         14828          15596             16544

1/31/2001        15653         15865          16589             16964
2/28/2001        13837         13207          13633             14518
3/31/2001        12748         11788          12057             13072
4/30/2001        13944         13275          13633             14436
5/31/2001        13928         13117          13463             14299
6/30/2001        13639         12864          13148             13938
7/31/2001        13262         12488          12736             13409
8/31/2001        12338         11483          11609             12341
9/30/2001        11010         10289          10373             11020
10/31/2001       11416         10857          10930             11514
11/30/2001       12389         11891          12033             12577
12/31/2001       12511         11918          12005             12659
1/31/2002        12202         11693          11762             12386
2/28/2002        11717         11189          11164             11808
3/31/2002        12243         11615          11591             12318
4/30/2002        11599         10715          10616             11548
5/31/2002        11449         10429          10336             11281
6/30/2002        10524          9470           9263             10352


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 6/30/2002

                                                       PERCENT OF
COMPANY                                                NET ASSETS   MARKET VALUE

General Electric Co                                       5.93       $28,615,383
Pfizer, Inc                                               5.30        25,566,835
Microsoft Corp                                            5.24        25,293,827
Wal-Mart Stores, Inc                                      3.47        16,752,855
Intel Corp                                                2.66        12,837,470
Johnson & Johnson                                         2.55        12,320,138
Home Depot, Inc                                           2.31        11,171,319
Cisco Systems, Inc                                        2.28        11,002,923
American International Group, Inc                         2.17        10,462,252
Pharmacia Corp                                            2.06         9,920,730

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL COMPOUND RATES         CUMULATIVE RATES
                                        OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                              NET ASSETS
                                    1 YEAR   SINCE INCEPTION(2)     1 YEAR  SINCE INCEPTION(2)    ANNUAL EXPENSES     (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------

GROWTH EQUITY FUND                  -29.55%      -1.57%               -29.55%     -7.37%              0.45%(3)           $482.70
Russell 3000(R)Growth Index(4)      -26.39       -1.13                -26.39      -5.32                 --                  --
Morningstar Large Growth category   -25.43       -0.06                -25.43       3.96                 --                  --
Lipper Growth Fund Index            -22.84        1.06                -22.84       5.24                 --                  --

(1) Because of market volatility, recent performance of the Growth Equity Fund may differ from the figures shown above. For the most current performance,
     visit         the          TIAA-CREF          Web         Center         at
     www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Growth Equity Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

(4) Russell 3000(R) Growth Index (Russell 3000 is a trademark and a ser-vice mark of the Frank Russell Company).

                                 2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 5

-----------------------------
GROWTH & INCOME FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy(SM): The Enhanced Index portion aims to exceed the fund's benchmark, the S&P 500(R) Index, with low relative volatility. The actively managed Stock Selection portion (49% as of 6/30/2002) buys stocks when they are attractively priced compared with growth potential and asset value.

o    May invest up to 20% of the portfolio in foreign securities.

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Growth & Income Fund returned -15.00% for the period, compared with -13.16% for its benchmark, the S&P 500 Index, and -8.62% and -12.47%, respectively, for the average similar fund as measured by the Lipper Growth & Income Fund Index and the Morningstar Large Blend category.

     The fund's performance relative to the benchmark was hurt by overweight holdings in diversified conglomerate Tyco International (which has since been dropped from the index); in technology companies including computer chipmaker Intel and semiconductor equipment and component manufacturer Lam Research; and in telecommunications firms such as AT&T Wireless, Sprint PCS Group and WorldCom.

     Those investments overshadowed positive contributions to relative performance from overweight positions in health care firms such as Aetna, energy companies including Apache and Burlington Resources and financial services companies such as U.S. Bancorp and Bank of America.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

        [The table below represents a line chart in the printed report.]

                  Lipper                                         Morningstar
                  Growth & Income            Growth & Income     Large Blend
                  Fund Index      S&P 500    Fund                category

Sep 2, 97             10000        10000          10000            10000
Sep 30, 97            10505        10548          10542            10521
Oct 31, 97            10156        10195          10207            10168
Nov 30, 97            10440        10667          10667            10476
Dec 31, 97            10608        10851          10837            10648
Jan 31, 98            10628        10971          10952            10722
Feb 28, 98            11294        11762          11708            11467
Mar 31, 98            11817        12365          12430            11980
Apr 30, 98            11881        12490          12651            12081
May 31, 98            11699        12275          12451            11823
Jun 30, 98            11840        12773          12917            12205
Jul 31, 98            11549        12636          12854            12008
Aug 31, 98             9919        10809          10934            10269
Sep 30, 98            10364        11502          11499            10823
Oct 31, 98            11116        12437          12482            11613
Nov 30, 98            11652        13191          13296            12269
Dec 31, 98            12048        13951          14143            13023
Jan 31, 99            12162        14534          14822            13451
Feb 28, 99            11893        14082          14313            13025
Mar 31, 99            12303        14645          15016            13500
Apr 30, 99            13100        15212          15686            13967
May 31, 99            12911        14853          15271            13677
Jun 30, 99            13445        15677          16248            14415
7/31/99               13059        15188          15769            14022
8/31/99               12771        15113          15471            13861
9/30/99               12370        14698          15100            13550
10/31/99              12899        15628          16029            14316
11/30/99              13012        15946          16466            14687
12/31/99              13478        16885          17602            15672
1/31/2000             12950        16037          16763            15030
2/29/2000             12529        15733          16674            15127
3/31/2000             13706        17273          18337            16323
4/30/2000             13462        16753          17795            15800
5/31/2000             13412        16409          17418            15406
6/30/2000             13361        16814          17881            15873
7/31/2000             13313        16551          17682            15642
8/31/2000             14141        17579          18846            16676
9/30/2000             13753        16651          17775            15879
10/31/2000            13793        16580          17664            15687
11/30/2000            13037        15273          16198            14399
12/31/2000            13530        15348          16312            14614

1/31/2001             13803        15893          16846            15000
2/28/2001             13058        14444          15267            13677
3/31/2001             12467        13529          14214            12773
4/30/2001             13299        14580          15319            13759
5/31/2001             13470        14677          15412            13815
6/30/2001             13142        14320          14986            13455
7/31/2001             13025        14179          14812            13228
8/31/2001             12425        13292          13844            12439
9/30/2001             11426        12218          12778            11394
10/31/2001            11571        12451          13047            11658
11/30/2001            12324        13406          14016            12508
12/31/2001            12525        13524          14135            12638
1/31/2002             12344        13326          13807            12400
2/28/2002             12262        13069          13444            12134
3/31/2002             12741        13561          14004            12599
4/30/2002             12262        12739          13182            11947
5/31/2002             12246        12645          12995            11828
6/30/2002             11446        11744          12013            11062


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 6/30/2002
--------------------------------------------------------------------------------
                                                       PERCENT OF
   COMPANY                                             NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
Exxon Mobil Corp                                          3.87       $21,196,560
Microsoft Corp                                            3.38        18,522,022
General Electric Co                                       3.18        17,405,627
Pfizer, Inc                                               3.05        16,718,485
Citigroup, Inc                                            2.93        16,055,869
Wal-Mart Stores, Inc                                      2.83        15,502,258
American International Group, Inc                         2.74        14,980,511
Bank of America Corp                                      2.05        11,212,992
Intel Corp                                                1.73         9,450,724
Fannie Mae                                                1.49         8,132,781

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL COMPOUND RATES         CUMULATIVE RATES
                                        OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                              NET ASSETS
                                    1 YEAR   SINCE INCEPTION(2)     1 YEAR  SINCE INCEPTION(2)    ANNUAL EXPENSES     (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                -19.85%      3.87%                -19.85%     20.13%              0.43%(3)           $547.42
S&P 500(R)Index                     -17.99       3.39                 -17.99      17.45                 --                 --
Morningstar Large Blend category    -17.36       1.06                 -17.36      11.57                 --                 --
Lipper Growth & Income Fund Index   -12.91       2.83                 -12.91      14.47                 --                 --

(1) Because of market volatility, recent performance of the Growth & Income Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Growth & Income Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

6  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

-----------------------------
EQUITY INDEX FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S. as represented by the Russell 3000(R) Index, a broad stock market index.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE

o  Benchmarked to the Russell 3000 Index.

o May use a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all 3,000 stocks in the index.

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The TIAA-CREF Equity Index Fund returned -12.30% for the period, compared with -12.24% for its benchmark, the Russell 3000 Index.

     The first half of 2002 offered investors a U.S. economy that showed signs of recovery from 2001's recession but a highly volatile stock market whose share prices suffered from growing concerns over corporate accounting practices. An environment of increased industrial productivity, growing consumer spending, low and stable interest rates and almost negligible inflation led equities to rise slightly in the first quarter. However, a cloudy corporate profit picture and mounting SEC and congressional investigations soon combined to turn investors bearish on stocks. Thus, the generally downward market direction that began in mid-2000--sharply reversing course only in the fourth quarter of 2001 to recoup losses incurred directly after September 11--continued apace. The downturn gained momentum as disclosures of corporate malfeasance increased, with the broad domestic stock market that the Equity Index Fund seeks to track registering most of its first-half losses in the month of June.

     Index portfolios, which seek to match the risk/return profile of the market, generally performed accordingly, with differences resulting from slight deviations between a fund's holdings and those of its benchmark, the size of the fund's cash holdings, or both. In addition, indexes, by definition, do not charge annual expenses.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

        [The table below represents a line chart in the printed report.]

                                                                 Morninstar
                       Russell 3000(R)      Equity Index         Large Blend
                       Index                Fund                 category
--------------------------------------------------------------------------------
Apr 3, 2000                10000               10000               10000
Apr 30, 2000                9648                9655                9679
May 31, 2000                9377                9396                9438
Jun 30, 2000                9654                9674                9724
7/31/2000                   9484                9511                9582
8/31/2000                  10187               10221               10216
9/30/2000                   9726                9751                9728
10/31/2000                  9587                9616                9610
11/30/2000                  8703                8734                8821
12/31/2000                  8850                8873                8953
1/31/2001                   9153                9173                9189
2/28/2001                   8316                8342                8379
3/31/2001                   7774                7792                7825
4/30/2001                   8398                8420                8429
5/31/2001                   8465                8477                8463
6/30/2001                   8309                8323                8243
7/31/2001                   8172                8188                8104
8/31/2001                   7690                7705                7620
9/30/2001                   7011                7029                6980
10/31/2001                  7174                7193                7142
11/30/2001                  7727                7734                7663
12/31/2001                  7836                7842                7742
1/31/2002                   7737                7745                7597
2/28/2002                   7579                7589                7433
3/31/2002                   7912                7911                7718
4/30/2002                   7496                7501                7319
5/31/2002                   7410                7414                7246
6/30/2002                   6876                6878                6777

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 6/30/2002
--------------------------------------------------------------------------------
                                                       PERCENT OF
   COMPANY                                             NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
General Electric Co                                        2.81      $3,957,946
Exxon Mobil Corp                                           2.69       3,800,772
Microsoft Corp                                             2.38       3,355,079
Pfizer, Inc                                                2.12       2,996,840
Citigroup, Inc                                             1.94       2,734,433
Johnson & Johnson                                          1.53       2,163,250
American International Group, Inc                          1.53       2,153,885
Wal-Mart Stores, Inc                                       1.46       2,058,254
International Business Machines Corp                       1.20       1,697,472
Intel Corp                                                 1.19       1,674,738

PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL COMPOUND RATES         CUMULATIVE RATES
                                        OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                              NET ASSETS
                                    1 YEAR   SINCE INCEPTION(2)     1 YEAR  SINCE INCEPTION(2)    ANNUAL EXPENSES     (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND                   -17.36%      -15.36%              -17.36%     -31.22%             0.26%(3)           $141.07
Russell 3000(R)Index(4)             -17.24       -15.41               -17.24      -31.24               --                  --

(1) Because of market volatility, recent performance of the Equity Index Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Equity Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Equity Index Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

(4)  Russell  3000  is a  trademark  and a  service  mark of the  Frank  Russell
     Company.

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds  7

-----------------------------
SOCIAL CHOICE EQUITY FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE*

o Invests primarily in a diversified set of common stocks. The fund attempts to track the return of the U.S. stock market as represented by the S&P 500(R) Index.

o During the performance period, the fund did not invest in companies that failed to adhere to sound environmental policies and practices; had significant involvement in weapons manufacturing; operated in Northern Ireland without adopting the MacBride Principles or complying with the Fair Employment Act of 1989 (Northern Ireland); produced and marketed alcoholic beverages or tobacco products; produced nuclear energy; or derived significant revenue from gaming or gambling operations.

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Social Choice Equity Fund returned -12.44%, compared with -13.16% for its benchmark, the S&P 500 Index, and -8.62% and -12.47%, respectively, for similar funds as measured by the Lipper Growth & Income Fund Index and the Morningstar Large Blend category.

     During the period the fund benefited from the effects of screens that prohibited its owning stocks such as conglomerate Tyco International, which fails its military screen; General Electric, which fails its military and nuclear screens; and drugmaker Abbott Laboratories, which fails its environmental screen. However, the environmental screen prevented the fund from owning three energy firms that boosted the performance of the benchmark: Exxon Mobil, Royal Dutch Petroleum and ChevronTexaco. An inability to own aerospace and defense contractor Lockheed Martin, which fails the fund's military screen, also detracted from relative performance.

* Effective July 1, 2002, the Social Choice Equity Fund's benchmark has changed from the S&P 500 to the Russell 3000(R) Index. In addition, we have employed a new screening process to select stocks for the fund: The fund excludes companies in the Russell 3000 Index that derive significant revenue from alcohol, tobacco, gambling, weapons production or nuclear power. The remainder then are evaluated based on criteria such as respect for the environment, diversity, charitable giving, labor and governance practices, product quality and research and development.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

        [The table below represents a line chart in the printed report.]

                   Lipper                                         Morninstar
                   Growth & Income  S&P 500      Social Choice    Large Blend
                   Fund Index       Index        Equity Fund      category
--------------------------------------------------------------------------------
Apr 3, 2000           10000          10000          10000          10000
Apr 30, 2000           9822           9699           9719           9679
May 31, 2000           9786           9500           9578           9438
Jun 30, 2000           9748           9734           9831           9724
7/31/2000              9713           9582           9719           9582
8/31/2000             10318          10177          10244          10216
9/30/2000             10035           9640           9709           9728
10/31/2000            10064           9599           9644           9610
11/30/2000             9512           8842           8921           8821
12/31/2000             9872           8886           9060           8953
1/31/2001             10071           9201           9353           9189
2/28/2001              9528           8362           8463           8379
3/31/2001              9096           7832           7952           7825
4/30/2001              9704           8441           8482           8429
5/31/2001              9828           8498           8520           8463
6/30/2001              9589           8291           8283           8243
7/31/2001              9504           8209           8255           8104
8/31/2001              9066           7695           7763           7620
9/30/2001              8337           7074           7176           6980
10/31/2001             8443           7209           7337           7142
11/30/2001             8992           7762           7848           7663
12/31/2001             9139           7830           7905           7742
1/31/2002              9006           7715           7809           7597
2/28/2002              8947           7567           7657           7433
3/31/2002              9297           7851           7962           7718
4/30/2002              8947           7375           7552           7319
5/31/2002              8935           7321           7494           7246
6/30/2002              8351           6799           6922           6777

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 6/30/2002
--------------------------------------------------------------------------------
                                                       PERCENT OF
   COMPANY                                             NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
Microsoft Corp                                             2.87      $2,038,724
American International Group, Inc                          2.41       1,714,142
Johnson & Johnson                                          2.25       1,598,999
Coca-Cola Co                                               1.96       1,390,984
Procter & Gamble Co                                        1.83       1,302,441
Merck & Co, Inc                                            1.79       1,269,342
Bank of America Corp                                       1.64       1,166,639
International Business Machines Corp                       1.59       1,131,912
Intel Corp                                                 1.47       1,045,044
Verizon Communications, Inc                                1.41         998,771

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL COMPOUND RATES         CUMULATIVE RATES
                                        OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                              NET ASSETS
                                    1 YEAR   SINCE INCEPTION(2)     1 YEAR  SINCE INCEPTION(2)    ANNUAL EXPENSES     (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
   SOCIAL CHOICE EQUITY FUND             -16.44%    -15.12%              -16.44%      -30.78%            0.27%(3)          $71.08
   S&P 500(R)Index                       -17.99     -15.83               -17.99       -32.01              --                  --
   Morningstar Large Blend category      -17.36     -14.71               -17.36       -29.22              --                  --
   Lipper Growth & Income Fund Index     -12.91      -7.69               -12.91       -16.47              --                  --

(1) Because of market volatility, recent performance of the Social Choice Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Social Choice Equity Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

8  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

-----------------------------
MANAGED ALLOCATION FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Managed Allocation Fund seeks a favorable total rate of return primarily through investments in several of the other TIAA-CREF Mutual Funds that pursue capital appreciation and investment income.

PORTFOLIO PROFILE

o Allocation mixture of 60% equities and 40% fixed income may shift up or down by up to 15 percentage points, depending on market, economic and financial conditions.

o Equity portion consists of a changing mixture of three equity funds: the International Equity, Growth Equity and Growth & Income Funds.

o Fixed-income portion is invested mostly in shares of the Bond PLUS, Short-Term Bond, and High-Yield Bond Funds, with occasional investments in the Money Market Fund.

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Managed Allocation Fund returned -9.30% for the period, versus -4.95% for its benchmark, the Managed Allocation Composite Index, and -6.04% and -5.55%, respectively, for the average similar fund as measured by the Lipper Balanced Fund Index and the Morningstar Domestic Hybrid category.

     The fund's performance differed from that of its benchmark mainly because of individual stock selections by the funds in which it invests. In particular, the fund's returns were adversely affected by its exposure to the Growth Equity and Growth & Income Funds, which had significant holdings in the telecommunications sector, among others.

     The fund's target allocation ratio of 60% equity to 40% fixed-income investments has remained unchanged since the third quarter of 2001. During the first half the fund's target exposures to the funds in which it invests remained as follows: International Equity, 8.5%; Growth Equity and Growth & Income, 25.75% each; Bond PLUS, 37%; High-Yield Bond, 2.5%; and Money Market, 0.5%.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

        [The table below represents a line chart in the printed report.]

                 Lipper        Managed            Morningstar    Managed
                 Balanced      Allocation         Domestic       Allocation
                 Fund Index    Composite Index*   Hybrid         Fund
--------------------------------------------------------------------------------
Sep 2, 97           10000          10,000          10,000          10000
Sep 30, 97          10399           10388           10375          10374
Oct 31, 97          10210           10235           10178          10203
Nov 30, 97          10398           10537           10396          10334
Dec 31, 97          10562           10689           10539          10452
Jan 31, 98          10637           10859           10728          10512
Feb 28, 98          11059           11315           11139          10905
Mar 31, 98          11398           11651           11499          11197
Apr 30, 98          11477           11743           11637          11267
May 31, 98          11361           11684           11563          11162
Jun 30, 98          11570           11963           11882          11323
Jul 31, 98          11435           11927           11861          11181
Aug 31, 98          10449           10999           10839          10304
Sep 30, 98          10901           11399           11207          10679
Oct 31, 98          11308           11962           11721          11039
Nov 30, 98          11722           12411           12203          11404
Dec 31, 98          12155           12828           12777          11765
Jan 31, 99          12349           13117           13178          11945
Feb 28, 99          12053           12793           12799          11622
Mar 31, 99          12351           13131           13164          11872
Apr 30, 99          12756           13455           13382          12197
May 31, 99          12559           13172           13120          12033
Jun 30, 99          12906           13568           13585          12326
7/31/99             12665           13390           13443          12145
8/31/99             12532           13362           13421          12028
9/30/99             12371           13264           13409          11900
10/31/99            12730           13746           13829          12202
11/30/99            12868           13937           14336          12368
12/31/99            13248           14454           15231          12801
1/31/2000           12916           13977           14827          12488
2/29/2000           12885           13962           15488          12600
3/31/2000           13644           14757           15975          13159
4/30/2000           13394           14433           15512          12935
5/31/2000           13268           14246           15106          12797
6/30/2000           13481           14600           15692          13040
7/31/2000           13444           14470           15454          13000
8/31/2000           14044           15001           16202          13556
9/30/2000           13749           14570           15493          13287
10/31/2000          13736           14538           15264          13226
11/30/2000          13238           14018           14350          12749
12/31/2000          13567           14214           14471          13063

1/31/2001           13855           14550           14898          13311
2/28/2001           13318           13833           13783          12797
3/31/2001           12887           13328           13106          12383
4/30/2001           13429           13913           13811          12865
5/31/2001           13548           13929           13764          12939
6/30/2001           13341           13719           13551          12779
7/31/2001           13332           13736           13503          12769
8/31/2001           12952           13348           13021          12445
9/30/2001           12329           12738           12400          11852
10/31/2001          12534           13004           12752          12098
11/30/2001          13033           13460           13237          12515
12/31/2001          13127           13493           13237          12583
1/31/2002           13012           13358           13061          12486
2/28/2002           12923           13297           12834          12382
3/31/2002           13206           13535           13108          12616
4/30/2002           12889           13256           12678          12389
5/31/2002           12883           13280           12602          12358
6/30/2002           12333           12808           12007          11884

*48% S&P 500(R); 40% Lehman Brothers Aggregate Bond Index; 12% Morgan Stanley
 EAFE Index
--------------------------------------------------------------------------------
ASSET ALLOCATION AS OF 6/30/2002

         [The table below represents a pie chart in the printed report.]

                     Bond PLUS Fund                     39%
                     Growth & Income Fund               26%
                     Growth Equity Fund                 23%
                     International Equity Fund           8%
                     High-Yield Bond Fund                3%
                     Money Market Fund/Cash              1%

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND RATES         CUMULATIVE RATES
                                            OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                          NET ASSETS
                                        1 YEAR   SINCE INCEPTION(2)     1 YEAR  SINCE INCEPTION(2)  ANNUAL EXPENSES   (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION FUND                 -11.39%      3.86%                -11.39%     20.07%            0.39%(3)         $301.37
Managed Allocation Composite Index(4)    -6.30       4.70                  -6.30      24.80              --                --
Morningstar Domestic Hybrid category     -7.03       3.12                  -7.03      18.74              --                --
Lipper Balanced Fund Index               -7.54       4.42                  -7.54      23.30              --                --

(1) Because of market volatility, recent performance of the Managed Allocation Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Managed Allocation Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Managed Allocation Fund was 9/2/1997.

(3) The Managed Allocation Fund operates at a zero expense ratio because the fund advisor doesn't receive a management fee for its services to the fund and has agreed to be responsible for providing the services reasonably necessary for the ordinary operations of the fund. Shareholders indirectly bear their pro rata share of the fees and expenses of the funds in which the Managed Allocation Fund invests. With a typical asset mix for the Managed Allocation Fund--25% Growth Equity Fund, 25% Growth & Income Fund, 11% International Equity Fund, 37% Bond PLUS Fund, and 2% High-Yield Bond Fund--the expense ratio would be 0.39%.

(4) Composite Index: 48%, S&P 500(R)Index; 40%, Lehman Brothers Aggregate Bond Index; 12%, Morgan Stanley EAFE Index.

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds  9

-----------------------------
HIGH-YIELD BOND FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF High-Yield Bond Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE

o  Invests   primarily  in  lower-rated,   higher-yielding   fixed-income   debt
   securities, such as domestic and foreign corporate bonds, debentures and notes, as well as convertible securities and preferred stocks.

o Under normal market conditions, the fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment grade (and their unrated equivalents) or other high-yielding securities.

o  May  invest  up  to  20%  of  its  assets  in  other  securities,   including
   payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated below B- or B3 and illiquid securities.

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The High-Yield Bond Fund returned -2.96% for the period, compared with -3.80% for its benchmark, the Merrill Lynch BB/B Cash Pay Index, and -5.21% and -3.66%, respectively, for the average similar fund as measured by the Lipper High-Yield Bond Fund Index and the Morningstar High-Yield Bond category.

     The fund began 2002 on a positive note, largely due to overweight holdings versus the benchmark in various sectors of the media industry. Holdings in trade publisher and trade show owner and operator Advanstar Communications and in global newspaper publisher Hollinger International were key contributors to relative performance.

     In the second quarter, however, the fund was affected by disclosures of questionable accounting practices at various companies. In particular, overweight holdings in troubled cable TV provider Adelphia Communications detracted from performance versus the benchmark. Even so, a significant underweight holding in ill-fated telecommunications giant WorldCom--the largest issuer in the benchmark--enabled the fund to outperform the index overall.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

        [The table below represents a line chart in the printed report.]

                       Lipper High     Merrill Lynch                 Morningstar
                       Yield Bond      BB/B Cash      High-Yield     High-Yield
                       Fund Index      Pay Index      Bond Fund      category
--------------------------------------------------------------------------------
    Apr 3, 2000           10000          10000          10000          10000
    Apr 30, 2000           9956          10012          10106           9965
    May 31, 2000           9779           9926          10106           9793
    Jun 30, 2000           9960          10125          10320           9996
    7/31/2000              9978          10193          10440          10019
    8/31/2000             10030          10332          10599          10072
    9/30/2000              9882          10268          10531           9928
    10/31/2000             9544           9989          10373           9600
    11/30/2000             9012           9700          10092           9115
    12/31/2000             9167           9939          10330           9315
    1/31/2001              9775          10518          10918           9919
    2/28/2001              9807          10649          11057           9966
    3/31/2001              9481          10523          10950           9696
    4/30/2001              9357          10436          10911           9589
    5/31/2001              9458          10613          11071           9712
    6/30/2001              9180          10409          10875           9471
    7/31/2001              9234          10561          10991           9541
    8/31/2001              9275          10672          11054           9617
    9/30/2001              8620          10060          10292           8979
    10/31/2001             8817          10352          10500           9196
    11/30/2001             9098          10679          10851           9497
    12/31/2001             9073          10596          10835           9474
    1/31/2002              9095          10656          10972           9511
    2/28/2002              8934          10584          10918           9378
    3/31/2002              9111          10799          11133           9567
    4/30/2002              9206          10943          11277           9678
    5/31/2002              9114          10937          11181           9601
    6/30/2002              8601          10193          10513           9128

--------------------------------------------------------------------------------
CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2002

--------------------------------------------------------------------------------
   RATING                                          PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------
   MONEY MARKET INSTRUMENTS ............................   6.2
     (not rated)

   BONDS
     Baa/BBB ...........................................   4.4
     Ba/BB .............................................  42.7
     B/B ...............................................  43.3
     Below B/B .........................................   3.4

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL COMPOUND RATES         CUMULATIVE RATES
                                          OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                            NET ASSETS
                                      1 YEAR   SINCE INCEPTION(2)     1 YEAR  SINCE INCEPTION(2)    ANNUAL EXPENSES   (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND FUND                  -3.32%        2.26%               -3.32%        5.13%             0.34%(3)         $87.47
Merrill Lynch BB/B Cash Pay Index     -2.07         0.86                -2.07         1.93                --               --
Morningstar High-Yield Bond category  -3.47        -3.68                -3.47        -7.60                --               --
Lipper High-Yield Bond Fund Index     -6.32        -6.48                -6.32       -13.99                --               --

(1) Because of market volatility, recent performance of the High-Yield Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the High-Yield Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the High-Yield Bond Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

10  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

-----------------------------
SHORT-TERM BOND FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Short-Term Bond Fund seeks high current income consistent with preservation of capital.

PORTFOLIO PROFILE

o Invests in a broad range of debt securities constituting the Lehman Brothers 1-5 Year Government/Credit Index. These are primarily U.S. Treasury and agency securities, and corporate bonds with maturities from one to five years.

o  May  also  invest  in  foreign   corporate   bonds,   debentures  and  notes,
   mortgage-backed securities, asset-backed securities, convertible securities and preferred stocks.

o Seeks to maintain an average duration close to or equal to that of its benchmark. (Duration measures the number of years until the average dollar, in current value terms, is received from coupon and principal payments.)

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Short-Term Bond Fund returned 2.83% for the period, compared with 3.05% for its benchmark, the Lehman Brothers 1-5 Year G/C Index, and 1.60% and 1.89%, respectively, for the average similar fund as measured by the Lipper Short Investment-Grade Fund Index and the Morningstar Short-Term Bond category.

     Yields on U.S. Treasuries were virtually unchanged in the first half, as the Federal Reserve held firm on short-term interest rates after lowering them 11 times in 2001. With monetary policy on hold, worries over corporate accounting and SEC investigations drove the market. Yield spreads on corporate bonds--the difference between their yields and those of Treasuries--became extremely volatile as investors shied away from firms with accounting or corporate malfeasance issues. As a result, sectors less prone to credit concerns, including mortgage-backed, asset-backed and government-agency securities, performed well, while corporate bonds lagged similar-duration Treasuries.

     The Short-Term Bond Fund's underperformance versus the benchmark was largely due to an overweight position in troubled telecom giant WorldCom, which overshadowed positive contributions from overweight holdings in U.S. Inflation-Indexed Bonds.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

        [The table below represents a line chart in the printed report.]

                                    Lehman Brothers
                  Lipper Short      1-5 year                    Morningstar
                  Investment-Grade  Government/   Short-term    Short-Term Bond
                  Fund Index        Credit Index  Bond Fund     category
--------------------------------------------------------------------------------
Apr 3, 2000           10000          10000          10000          10000
Apr 30, 2000          10002          10004          10002          10004
May 31, 2000          10037          10034          10026          10021
Jun 30, 2000          10148          10173          10171          10148
7/31/2000             10211          10245          10249          10208
8/31/2000             10286          10343          10357          10297
9/30/2000             10373          10439          10456          10382
10/31/2000            10404          10484          10503          10413
11/30/2000            10499          10597          10621          10513
12/31/2000            10610          10754          10784          10644
1/31/2001             10761          10917          10947          10794
2/28/2001             10836          11006          11032          10874
3/31/2001             10914          11097          11134          10948
4/30/2001             10941          11110          11147          10961
5/31/2001             11008          11175          11210          11026
6/30/2001             11054          11217          11246          11064
7/31/2001             11190          11399          11425          11219
8/31/2001             11262          11491          11507          11293
9/30/2001             11369          11679          11708          11416
10/31/2001            11456          11822          11855          11531
11/30/2001            11400          11750          11784          11454
12/31/2001            11388          11725          11765          11421
1/31/2002             11421          11767          11801          11463
2/28/2002             11454          11839          11880          11520
3/31/2002             11403          11719          11758          11434
4/30/2002             11494          11884          11881          11551
5/31/2002             11558          11979          11995          11619
6/30/2002             11571          12082          12098          11637

--------------------------------------------------------------------------------
CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2002

--------------------------------------------------------------------------------
   RATING                                         PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------
    MONEY MARKET INSTRUMENTS ............................ 12.4
        (not rated)

    U.S. TREASURY AND AGENCY SECURITIES ................. 48.9

    ASSET-BACKED SECURITIES .............................  4.0

    CORPORATE BONDS
     Aaa/AAA ............................................  4.2
     Aa/AA ..............................................  9.1
     A/A ................................................ 14.1
     Baa/BBB ............................................  7.3

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                        AVERAGE ANNUAL COMPOUND RATES       CUMULATIVE RATES
                                              OF TOTAL RETURN(1)           OF TOTAL RETURN(1)                          NET ASSETS
                                          1 YEAR   SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)  ANNUAL EXPENSES   (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                        7.57%        8.86%            7.57%       20.98%            0.30%(3)         $97.46
Lehman Brothers 1-5 Year Gov/Credit Index   7.70         8.82             7.70        20.82              --                --
Morningstar Short-Term Bond category        5.15         6.86             5.15        16.12              --                --
Lipper Short Investment Grade Fund Index    4.67         6.70             4.67        15.70              --                --

(1) Because of market volatility, recent performance of the Short-Term Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Short-Term Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Short-Term Bond Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

                               2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds  11

-----------------------------
TAX-EXEMPT BOND FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Tax-Exempt Bond Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

PORTFOLIO PROFILE

o Invests almost all of its assets in investment-grade municipal securities that are exempt from regular federal income tax.

o Uses yield spread and credit analysis to identify and invest in undervalued market sectors and individual credit issues that exhibit the potential for superior returns.

o Can invest up to 20% of its assets in tax-exempt private activity bonds and lower-rated, higher-yielding securities.

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Tax-Exempt Bond Fund returned 5.61% for the period, compared with 5.35% for its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and 4.08% for the average similar fund as measured by the Morningstar Municipal National Long category.

     Driven by a surge in sales of tobacco-backed bonds, which state and local governments have been using to fill widening budget gaps, and by deals by New York issuers, the municipal bond market set a record in the first half of 2002 with $161.9 billion in bonds issued--a supply easily absorbed by investors seeking a safe harbor from falling stock prices, corporate profit concerns and low interest rates. Munis outperformed short- and intermediate-term corporate bonds as well as short-term U.S. Treasuries during the period.

     The fund outperformed its benchmark largely because of overweight positions in non-call, longer duration bonds that perform well in rising markets, as well as a core holding of defensive bonds that hold value in declining markets. In the second quarter the fund increased its exposure to defensive callable bonds to more closely mirror that of the benchmark.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

        [The table below represents a line chart in the printed report.]

                      Lehman Brothers                         Morningstar Muni
                      10 Year Municipal     Tax-Exempt        National Long
                      Bond Index            Bond Fund         category
--------------------------------------------------------------------------------
Apr 3, 2000                10000               10000               10000
Apr 30, 2000                9950                9951                9934
May 31, 2000                9891                9903                9857
Jun 30, 2000               10160               10125               10097
7/31/2000                  10300               10246               10229
8/31/2000                  10460               10401               10382
9/30/2000                  10412               10375               10323
10/31/2000                 10518               10489               10419
11/30/2000                 10575               10543               10472
12/31/2000                 10824               10775               10724
1/31/2001                  10964               10923               10794
2/28/2001                  10982               10956               10842
3/31/2001                  11076               11052               10931
4/30/2001                  10939               10928               10789
5/31/2001                  11058               11061               10909
6/30/2001                  11124               11133               10998
7/31/2001                  11276               11290               11168
8/31/2001                  11469               11498               11369
9/30/2001                  11453               11476               11276
10/31/2001                 11594               11624               11390
11/30/2001                 11445               11461               11278
12/31/2001                 11324               11314               11157
1/31/2002                  11538               11527               11317
2/28/2002                  11702               11699               11449
3/31/2002                  11462               11445               11243
4/30/2002                  11727               11723               11434
5/31/2002                  11783               11786               11500
6/30/2002                  11929               11948               11612

--------------------------------------------------------------------------------
CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2002

--------------------------------------------------------------------------------
   RATING                                        PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------
   LONG-TERM MUNICIPAL BONDS
     Aaa/AAA ...........................................  74
     Aa/AA .............................................  17
     A/A ...............................................   2
     Baa/BBB ...........................................   6
     Not rated .........................................   1

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL COMPOUND RATES       CUMULATIVE RATES
                                                    OF TOTAL RETURN(1)           OF TOTAL RETURN(1)        ANNUAL     NET ASSETS
                                                1 YEAR   SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)  EXPENSES   (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND                            7.32%        8.26%              7.32%       19.48%         0.30%(3)      $102.61
Lehman Brothers 10-Year Municipal Bond Index    7.24         8.20               7.24        19.29           --             --
Morningstar Muni National Long category         5.61         6.90               5.61        16.14           --             --

(1) Because of market volatility, recent performance of the Tax-Exempt Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Tax-Exempt Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Tax-Exempt Bond Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

12  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

-----------------------------
BOND PLUS FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Bond PLUS Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

o Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

o The fund's portfolio is divided into two segments. The first segment, which makes up at least 75% of the fund, is invested in a broad range of investment-grade debt securities, such as U.S. Treasury and agency securities, corporate bonds and mortgage-backed securities.

o The fund's second segment seeks enhanced returns through investments in illiquid or non-investment-grade securities, which won't be more than 25% of the fund's assets. Currently, this segment is less than 5% of the portfolio.

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Bond PLUS Fund returned 3.48% for the period, versus 3.79% for its benchmark, the Lehman Brothers Aggregate Bond Index, and 2.50% and 2.35%, respectively, for the average similar fund as measured by the Lipper Intermediate Investment-Grade Debt Index and the Morningstar Intermediate-Term Bond category.

     Yields on U.S. Treasury securities remained virtually unchanged in the first half, as the Federal Reserve chose not to raise or lower its funds rate. With monetary policy on hold, worries over corporate accounting and SEC investigations drove the market. Yield spreads on corporate bonds--the difference between their yields and those of Treasuries--became extremely volatile as investors shied away from firms with accounting or corporate malfeasance issues. As a result, sectors less prone to credit concerns, including mortgage-backed, asset-backed and government-agency bonds, performed well, while corporates lagged similar-duration Treasuries.

     The Bond PLUS Fund's performance versus the benchmark was enhanced by overweight holdings in U.S. Inflation-Indexed Bonds. But modest overweights in WorldCom and in other corporate bonds accounted for about half of the fund's underperformance.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

        [The table below represents a line chart in the printed report.]

                Lipper            Lehman
                Intermediate      Brothers            Bond        Morningstar
                Investment Grade  Aggregate           PLUS        Large Blend
                Debt Index        Bond Index          Fund        category
--------------------------------------------------------------------------------
Sep 2, 97           10000          $10,000          $10,000          10000
Sep 30, 97          10144            10147            10143          10147
Oct 31, 97          10266            10295            10286          10266
Nov 30, 97          10295            10342            10345          10303
Dec 31, 97          10389            10446            10451          10399
Jan 31, 98          10527            10580            10591          10530
Feb 28, 98          10513            10571            10575          10520
Mar 31, 98          10552            10607            10627          10559
Apr 30, 98          10601            10662            10687          10605
May 31, 98          10697            10764            10781          10701
Jun 30, 98          10782            10855            10883          10782
Jul 31, 98          10804            10878            10914          10797
Aug 31, 98          10950            11055            11114          10906
Sep 30, 98          11195            11314            11369          11146
Oct 31, 98          11104            11254            11301          11060
Nov 30, 98          11160            11318            11328          11130
Dec 31, 98          11208            11352            11385          11178
Jan 31, 99          11277            11433            11446          11251
Feb 28, 99          11076            11233            11250          11036
Mar 31, 99          11164            11294            11324          11118
Apr 30, 99          11202            11331            11365          11156
May 31, 99          11088            11231            11250          11035
Jun 30, 99          11050            11195            11191          10993
7/31/99             11011            11147            11141          10953
8/31/99             10999            11142            11139          10930
9/30/99             11120            11271            11273          11039
10/31/99            11137            11312            11317          11056
11/30/99            11150            11312            11315          11069
12/31/99            11099            11257            11270          11029
1/31/2000           11059            11220            11223          10986
2/29/2000           11179            11356            11363          11097
3/31/2000           11317            11506            11504          11233
4/30/2000           11247            11473            11491          11160
5/31/2000           11227            11467            11468          11127
6/30/2000           11465            11706            11711          11358
7/31/2000           11562            11812            11811          11449
8/31/2000           11723            11983            11985          11600
9/30/2000           11800            12059            12075          11671
10/31/2000          11841            12139            12140          11701
11/30/2000          12030            12337            12353          11862
12/31/2000          12273            12566            12586          12092

1/31/2001           12489            12771            12775          12301
2/28/2001           12609            12883            12883          12409
3/31/2001           12658            12947            12938          12455
4/30/2001           12589            12894            12907          12393
5/31/2001           12667            12971            12972          12466
6/30/2001           12714            13020            13012          12502
7/31/2001           13023            13311            13306          12778
8/31/2001           13166            13464            13446          12905
9/30/2001           13268            13621            13645          12990
10/31/2001          13539            13906            13913          13232
11/30/2001          13368            13714            13711          13077
12/31/2001          13282            13627            13611          12983
1/31/2002           13378            13737            13711          13055
2/28/2002           13508            13870            13850          13153
3/31/2002           13273            13640            13629          12951
4/30/2002           13512            13904            13849          13160
5/31/2002           13622            14022            13991          13260
6/30/2002           13614            14144            14085          13288

--------------------------------------------------------------------------------
RISK CHARACTERISTICS: BOND PLUS VS. BENCHMARK AS OF 6/30/2002
--------------------------------------------------------------------------------
                                     AVERAGE MATURITY   OPTION-ADJUSTED DURATION
   MEASURE*                             (IN YEARS)          (IN YEARS)
--------------------------------------------------------------------------------
   BOND PLUS                               7.27                4.35
   Lehman Brothers Aggregate Bond Index    7.76                4.29


* As calculated using an analytical model developed by CMS Bond Edge, a widely recognized risk analytic software package

--------------------------------------------------------------------------------
HOLDINGS BY MARKET SECTOR
--------------------------------------------------------------------------------
                                   6/30/2002      12/31/2001
--------------------------------------------------------------------------------
   Mortgage-backed securities*       42%             46%
   U.S. government securities        28              25
   Corporate bonds                   27              25
   Money market instruments           2               1
   Yankees**                          1               3

 * Includes government-backed, private-label and asset-backed securities ** Foreign government and corporate bonds denominated in U.S. dollars

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

----------------------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL COMPOUND RATES      CUMULATIVE RATES
                                                    OF TOTAL RETURN(1)          OF TOTAL RETURN(1)        ANNUAL      NET ASSETS
                                                1 YEAR   SINCE INCEPTION(2)  1 YEAR  SINCE INCEPTION(2)  EXPENSES    (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
BOND PLUS FUND                                    8.25%        7.35%           8.25%       40.85%          0.30%(3)      $328.61
Lehman Brothers Aggregate Bond Index              8.63         7.46            8.63        41.48            --              --
Morningstar Intermediate-Term Bond category       6.36         6.07            6.36        33.20            --              --
Lipper Intermediate Investment Grade Debt Index   7.08         6.58            7.08        36.14            --              --

----------
(1) Because of market volatility, recent performance of the Bond PLUS Fund may differ from the figures shown above. For the most current performance,
     visit         the          TIAA-CREF          Web         Center         at
     www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Bond PLUS Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Bond PLUS Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

                               2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds  13

-----------------------------
MONEY MARKET FUND
-----------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Money Market Fund seeks high current income to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

o Invests in money market securities classified at the time of purchase as "first-tier securities" that are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o  Seeks to maintain an average weighted maturity of 90 days or less.

o  Limits longest maturity to 397 days.

--------------------------------------------------------------------------------
PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Money Market Fund returned 0.86% for the period, compared with 0.69% for its benchmark, the iMoneyNet Money Fund Report Averages(TM)--All Taxable.

     Various factors prompted changes in the fund's asset allocations during the period. The Federal Reserve left short-term interest rates unchanged, keeping the federal funds and discount rates at, respectively, 1.75% and 1.25%. Also, companies facing accounting issues or liquidity concerns were forced to seek financing via bank lines of credit.

     Against this backdrop, we increased our holdings in bank liabilities and floating-rate securities, respectively, from 6% and 1% to 9% and 4%. Conversely, we decreased our holdings in commercial paper and U.S. government-agency securities from 78% and 15% to a respective 73% and 14%. Commercial paper and U.S. government agency securities provided the best relative value among the various asset classes.

     During the period the fund's weighted average maturity varied from 51 to 71 days, compared with a range of 56 days to 60 days for the iMoneyNet All Taxable averages. As of June 30, the fund's assets surpassed $710 million.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

        [The table below represents a line chart in the printed report.]

                                  iMoneyNet Money Fund
                                  Report Averages (TM)--   Money Market
                         Lipper   All Taxable              Fund
--------------------------------------------------------------------------------
Sep 2, 97                 10000             10000          10000
Sep 30, 97                10040             10041          10043
Oct 31, 97                10081          10084.18          10089
Nov 30, 97                10121          10126.53          10131
Dec 31, 97                10164          10170.07          10182
Jan 31, 98                10207          10213.81          10228
Feb 28, 98                10244          10253.64          10271
Mar 31, 98                10286          10297.73          10319
Apr 30, 98                10328          10339.95          10365
May 31, 98                10370          10383.38          10409
Jun 30, 98                10411          10425.95          10458
Jul 31, 98                10454          10470.78          10506
Aug 31, 98                10497          10515.81          10554
Sep 30, 98                10538          10558.92          10600
Oct 31, 98                10579          10601.16          10645
Nov 30, 98                10618          10641.44          10691
Dec 31, 98                10658          10682.94          10736
Jan 31, 99                10697          10723.54          10781
Feb 28, 99                10732          10758.93          10820
Mar 31, 99                10769          10798.73          10863
Apr 30, 99                10806          10837.61          10904
May 31, 99                10844          10876.62          10948
Jun 30, 99                10881          10914.69          10990
7/31/99                   10920          10956.17          11035
8/31/99                   10960           10998.9          11081
9/30/99                   11001          11041.79          11127
10/31/99                  11046          11085.96          11176
11/30/99                  11089           11130.3          11225
12/31/99                  11135          11178.16          11278
1/31/2000                 11183          11226.23          11332
2/29/2000                 11228          11272.26          11383
3/31/2000                 11277          11322.98          11438
4/30/2000                 11326          11373.94          11493
5/31/2000                 11378          11428.53          11552
6/30/2000                 11431          11483.39          11612
7/31/2000                 11488          11541.95          11675
8/31/2000                 11544          11600.82          11739
9/30/2000                 11598          11657.66          11800
10/31/2000                11655          11717.12          11865
11/30/2000                11711          11774.53          11927
12/31/2000                11768          11834.58          11992

1/31/2001                 11824          11891.39          12054
2/28/2001                 11870          11938.95          12106
3/31/2001                 11916           11987.9          12161
4/30/2001                 11958          12032.26          12209
5/31/2001                 11996          12073.17          12254
6/30/2001                 12029          12109.39          12295
7/31/2001                 12062           12144.5          12334
8/31/2001                 12092          12177.29          12371
9/30/2001                 12119          12206.52          12405
10/31/2001                12141          12230.93          12436
11/30/2001                12158           12250.5          12460
12/31/2001                12172          12267.65          12478
1/31/2002                                   12283          12498
2/28/2002                                   12297          12515
3/31/2002                                   12311          12533
4/30/2002                                   12325          12552
5/31/2002                                   12338          12571
6/30/2002                                   12352          12588

--------------------------------------------------------------------------------
ASSET ALLOCATION AS OF 6/30/2002

        [The table below represents a pie chart in the printed report.]

                 Commercial Paper                           73%
                 U.S. Government Agency Securities          14%
                 Bank Liabilities                            9%
                 Floating- and Variable-Rate Notes           4%

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002

-----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL COMPOUND         CUMULATIVE RATES                   AVERAGE MATURITY
                                  RATES OF TOTAL RETURN(1)       OF TOTAL RETURN(1)         ANNUAL     (DAYS) AS OF     NET ASSETS
                                 1 YEAR  SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)   EXPENSES      6/25/02       (IN MILLIONS
-----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND                   2.39%        4.88%           2.39%       25.88%        0.29%(3)        60              $710.82
iMoneyNet Money Fund
  Report Averages(TM)--All Taxable   2.0         4.38            2.0         23.52         0.47            57                 --

----------------------------------------------------------------------
                                           NET ANNUALIZED YIELD
                                      FOR THE 7 DAYS ENDING 6/25/02
                                     CURRENT YIELD  EFFECTIVE YIELD
----------------------------------------------------------------------

MONEY MARKET FUND                         1.66%           1.67%
iMoneyNet Money Fund
  Report Averages(TM)--All Taxable        1.31            1.32

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Money Market Fund's current earnings than does the total return.

(2)  Inception date of the Money Market Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual.

The TIAA-CREF Money Market Fund, like the other TIAA-CREF Mutual Funds, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

14   TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

                               Summary by Country

                                                              VALUE          %
--------------------------------------------------------------------------------
FOREIGN:
Australia ...........................................    $ 11,116,575      4.24%
Austria .............................................         192,248      0.07
Belgium .............................................       2,786,393      1.06
Bermuda .............................................         535,641      0.20
Cayman Islands ......................................           8,795      0.00
Denmark .............................................       1,099,429      0.42
Finland .............................................       2,779,336      1.06
France ..............................................      24,799,438      9.46
Germany .............................................      14,478,237      5.52
Greece ..............................................         473,945      0.18
Hong Kong ...........................................       3,168,619      1.21
Ireland .............................................       1,658,930      0.63
Italy ...............................................       9,394,695      3.58
Japan ...............................................      55,592,742     21.20
Korea ...............................................       1,137,060      0.43
Luxembourg ..........................................       1,202,886      0.46
Netherlands .........................................      21,456,856      8.18
New Zealand .........................................         207,741      0.08
Norway ..............................................         722,874      0.28
Portugal ............................................         511,987      0.19
Singapore ...........................................       1,540,654      0.59
Spain ...............................................       6,709,480      2.56
Sweden ..............................................       5,070,853      1.93
Switzerland .........................................      28,195,042     10.75
United Kingdom ......................................      67,447,591     25.72
                                                         ------------    ------
TOTAL PORTFOLIO .....................................    $262,288,047    100.00%
                                                         ============    ======

                                   ----------

   SHARES/
  PRINCIPAL                                                           VALUE
    -----                                                             -----
CORPORATE BONDS--0.00%
 AEROSPACE AND DEFENSE--0.00%
                 Bae Systems plc
   $  2,627      (1) 7.450%, 11/30/03 ..........................   $      1,882
                                                                   ------------
                 TOTAL AEROSPACE AND DEFENSE                              1,882
                                                                   ------------
  FINANCIAL SERVICES--0.00%
                 AMP Reinsurance Note
      3,000      7.000%, 02/10/05 ..............................              0
                                                                   ------------
                 TOTAL FINANCIAL SERVICES                                     0
                                                                   ------------
                 TOTAL CORPORATE BONDS
                  (COST $1,731)                                           1,882
                                                                   ------------

----------
(1)  Denominated in British Pounds.


PREFERRED STOCK--0.34%
 CONSUMER CYCLICAL--0.33%
        504        Hugo Boss AG ................................          9,333
        790        MAN AG. (Vorzug) ............................         14,028
     63,520        News Corp Ltd ...............................        291,687
        363        Porsche AG ..................................        172,980
     39,179        Prosieben SAT.1 Media AG ....................        397,389
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                              885,417
                                                                   ------------
  HEALTH CARE--0.01%
        503        Fresenius Medical Care AG ...................         16,985
                                                                   ------------
                   TOTAL HEALTH CARE                                     16,985
                                                                   ------------
                   TOTAL PREFERRED STOCK
                   (COST $1,002,313)                                    902,402
                                                                   ------------

   SHARES                                                             VALUE
   ------                                                             -----
COMMON STOCK--98.37%
 AEROSPACE AND DEFENSE--0.58%
    106,701        BAE Systems plc .............................   $    544,858
      5,727        European Aeronautic Defense And Space Co ....         88,066
     22,827        Rolls-Royce plc .............................         56,368
     62,064        Smiths Group plc ............................        806,027
        721        Thales S.A ..................................         30,619
        573        Zodiac S.A ..................................         14,035
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        1,539,973
                                                                   ------------
 BASIC INDUSTRIES--8.25%
        924        Acerinox S.A ................................         38,738
      1,091        ACS Actividades de Construccion y
                     Servicios S.A. ............................         35,126
      2,923        Aggreko plc .................................          8,065
     11,330        Akzo Nobel NV ...............................        493,358
        172        Aluminium Of Greece S.A.I.C .................          4,770
     14,800        Amcor Ltd ...................................         68,461
      3,178        Amec plc ....................................         20,273
     84,757      * Arcelor .....................................      1,202,886
     22,000        Asahi Kasei Corp ............................         73,237
      6,678        Barratt Developments plc ....................         42,753
      9,900        BASF AG .....................................        461,009
     11,813        Bayer AG ....................................        378,588
      3,111        Berkeley Group plc ..........................         34,380
    225,100        BHP Billiton Ltd ............................      1,301,564
     80,331        BHP Billiton plc ............................        437,753
     20,242        BOC Group plc ...............................        314,411
        191        Boehler-Uddeholm AG .........................          9,217
     14,886        Boral Ltd ...................................         31,337
      6,962        BPB plc .....................................         37,143
        899        Buderus AG ..................................         20,634
      2,242        Buhrmann NV .................................         20,681
     21,106        Carter Holt Harvey Ltd ......................         20,298
     10,000        Cheung Kong Infrastructure Holdings Ltd .....         16,090
      2,181        Ciba Specialty Chemicals AG. (Regd) .........        174,769
        937        Cimpor Cimentos de Portugal S.A .............         18,193
      1,431        Clariant AG. (Regd) .........................         34,040
      6,956        Compagnie De Saint-Gobain ...................        302,963
    112,797      * Corus Group plc .............................        144,427
      9,693      * CRH plc (Ireland) ...........................        162,263
     21,562        CSR Ltd .....................................         77,347
    188,992        Daicel Chemical Industries Ltd ..............        644,918
     16,000      * Dainippon Ink & Chemicals, Inc ..............         34,308
      2,100        Daito Trust Construction Co Ltd .............         39,334
      9,000        Daiwa House Industry Co Ltd .................         55,041
      5,890        Denki Kagaku Kogyo KK .......................         18,772
      3,000        Dowa Mining Co Ltd ..........................         14,517
        560        Elkem ASA ...................................         12,575
      8,700        Fletcher Building Ltd .......................         11,621
     60,300      * Fletcher Challenge Forests Ltd ..............          7,029
      1,022        Fomento de Construcciones y Contratas S.A ...         24,931
         33        Forbo Holding AG. (Regd) ....................         12,108
      5,178        Grupo Dragados S.A ..........................         92,306
     28,864        Grupo Ferrovial S.A .........................        787,073
      7,783        Hanson plc ..................................         55,581
        622        Heidelberger Zement AG. (Germany) ...........         30,592
      5,448        Heijmans NV .................................        126,175
      1,527        Hellenic Technodomiki S.A ...................          9,803
        556        Hoganas AB (B Shs) ..........................         11,979
      1,049        Holcim Ltd (Br) .............................        240,723
         34        Holcim Ltd (Regd) ...........................          1,546
        949        Holmen AB (B Shs) ...........................         25,196
      4,683        Iluka Resources Ltd .........................         12,908
        188        Imerys S.A ..................................         24,045
     51,666        Imperial Chemical Industries plc ............        251,227
      3,000      * Ishihara Sangyo Kaisha Ltd ..................          4,731

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  15

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 BASIC INDUSTRIES--(CONTINUED)
      1,968        Italcementi S.p.A ...........................   $     19,495
      7,576      * James Hardie Industries NV ..................         27,644
     18,846      * Jefferson Smurfit Group plc .................         57,700
      6,000        JGC Corp ....................................         42,551
      2,489        Johnson Matthey plc .........................         38,092
      4,000        JSR Corp ....................................         33,807
    169,000        Kajima Corp .................................        479,406
      5,468        Kaneka Corp .................................         38,094
     31,000      * Kawasaki Steel Corp .........................         40,348
      2,433        Kinden Corp .................................         11,571
      2,336        Lafarge S.A. (Br) ...........................        233,016
      1,758        L'Air Liquide S.A ...........................        270,507
      3,536        Leighton Holdings Ltd .......................         20,624
      3,467        Linde AG ....................................        173,157
     15,750        Lonza Group AG. (Regd) ......................      1,217,109
      9,000        Matsushita Electric Works Ltd ...............         64,577
        209        Mayr-Melnhof Karton AG ......................         15,074
    447,772        MIM Holdings Ltd ............................        326,778
     30,263      * Mitsubishi Chemical Corp ....................         70,446
      5,000      * Mitsubishi Gas Chemical Co, Inc .............          9,094
     12,000        Mitsubishi Materials Corp ...................         23,828
      5,000      * Mitsubishi Paper Mills Ltd ..................          7,384
     12,000        Mitsui Chemicals, Inc .......................         59,972
      8,688        Mitsui Mining & Smelting Co Ltd .............         25,878
      6,000        NatSteel Ltd ................................          5,807
      3,635        Newcrest Mining Ltd .........................         15,468
      3,000        Nippon Kayaku Co Ltd ........................         11,889
      4,000        Nippon Sanso Corp ...........................         13,783
      2,000        Nippon Shokubai Co Ltd ......................         10,045
     99,000      * Nippon Steel Corp ...........................        154,460
         11        Nippon Unipac Holding .......................         68,098
      5,000        Nishimatsu Construction Co Ltd ..............         15,560
      4,000        Nissan Chemical Industries Ltd ..............         23,128
     78,000      * NKK Corp ....................................         75,490
      2,144        Norske Skogindustrier ASA ...................         40,000
     11,374        Novar plc ...................................         24,186
      1,378        Novozymes a/s (B Shs) .......................         31,145
     14,000        Obayashi Corp ...............................         39,714
     73,800        OJI Paper Co Ltd ............................        421,779
      4,000        Okumura Corp ................................         12,548
     11,599        OneSteel Ltd ................................          8,530
      4,051        Orica Ltd ...................................         21,763
      1,968        Outokumpu Oyj ...............................         23,712
      7,810        Paperlinx Ltd ...............................         21,264
     36,500        Patrick Corp Ltd ............................        336,039
      1,577        Pechiney S.A. (A Shs) .......................         72,034
     24,309        Pilkington plc ..............................         34,368
      1,932        Rautaruukki Oyj .............................          9,063
      8,858        Rexam plc ...................................         57,385
        456      * RHI AG ......................................          3,328
     17,463        Rio Tinto Ltd ...............................        328,606
     38,023        Rio Tinto plc ...............................        697,240
      4,431        RMC Group plc ...............................         44,341
        546        Sapa AB .....................................         10,397
      9,750        Sekisui Chemical Co Ltd .....................         33,352
      9,635        Sekisui House Ltd ...........................         70,822
     12,000        SembCorp Marine Ltd .........................          7,404
     68,900        Shimizu Corp ................................        227,067
     25,797        Shin-Etsu Chemical Co Ltd ...................      1,108,445
      9,000      * Showa Denko KK ..............................         14,642
      7,749        Skanska AB (B Shs) ..........................         53,542
      1,178        Solvay S.A ..................................         84,813
      2,389        Sons Of Gwalia Ltd ..........................          8,114
     12,707        Stora Enso Oyj (R Shs) ......................        178,081

   SHARES                                                             VALUE
   ------                                                             -----
      4,000        Sumitomo Bakelite Co Ltd ....................   $     29,001
    131,564        Sumitomo Chemical Co Ltd ....................        598,234
      2,000        Sumitomo Forestry Co Ltd ....................         11,981
     47,000      * Sumitomo Metal Industries Ltd ...............         20,783
      4,964        Sumitomo Metal Mining Co Ltd ................         22,448
      4,000        Sumitomo Osaka Cement Co Ltd ................          5,940
      7,086        Svenska Cellulosa AB (B Shs) ................        252,130
      1,391        Svenskt Stal AB (Ssab) Series A .............         18,087
        646        Svenskt Stal AB (Ssab) Series B .............          8,048
      1,111        Syngenta AG .................................         66,780
     19,000      * Taiheiyo Cement Corp ........................         35,351
      9,000        Taisei Corp .................................         20,725
     14,247        Taylor Woodrow plc ..........................         39,090
      1,498        Technical Olympic S.A .......................          6,569
      7,849        ThyssenKrupp AG .............................        118,604
        606        Titan Cement Co S.A .........................         23,760
      3,000        Toda Corp ...................................          6,533
     27,600        Tokyo Ohka Kogyo Co Ltd .....................        412,423
     10,000        Tosoh Corp ..................................         32,122
     22,539        Tostem Inax Holding Corp ....................        384,562
      6,000        Toto Ltd ....................................         28,033
      3,185        Toyo Seikan Kaisha Ltd ......................         41,880
      9,076        Transurban Group ............................         21,399
      1,555        Trelleborg AB (B Shs) .......................         15,313
     18,714        Ube Industries Ltd ..........................         29,198
        457        Umicore .....................................         19,724
      5,283        UPM-Kymmene Oyj .............................        207,974
        497        Uponor Oyj ..................................         10,308
     18,864        Vinci S.A ...................................      1,278,988
      2,082        Viohalco S.A ................................         14,887
        441        Voest-Alpine AG .............................         14,416
        883        Wienerberger AG .............................         15,479
      9,055        Wimpey (George) plc .........................         36,991
     17,004        WMC Ltd .....................................         86,770
    169,867        Wolseley plc ................................      1,721,873
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                            21,913,821
                                                                   ------------
 CONSUMER CYCLICAL--12.17%
      7,185        Accor S.A ...................................        291,436
      4,775        Aeon Co Ltd .................................        127,486
      1,423        Aoyama Trading Co Ltd .......................         16,004
      5,501        Aristocrat Leisure Ltd ......................         16,707
      2,240        Arnoldo Mondadori Editore S.p.A .............         14,844
        700        Asatsu-DK, Inc ..............................         15,243
        600        Autobacs Seven Co Ltd .......................         16,970
      1,581      * Autogrill S.p.A .............................         18,378
        400        Avex, Inc ...................................          9,361
      8,202        BBA Group plc ...............................         34,444
        292        Bekaert S.A .................................         13,828
      2,191        Benetton Group S.p.A ........................         25,620
     12,000        Bridgestone Corp ............................        165,197
    195,710      * British Sky Broadcasting Group plc ..........      1,876,437
      2,612        Bulgari S.p.A ...............................         16,484
      2,102        Canal Plus ..................................          7,515
        800        Capcom Co Ltd ...............................         20,691
     22,897        Carlton Communications plc ..................         73,294
      3,000        Casio Computer Co Ltd .......................         14,668
      2,183        Castorama-Dubois Investissements ............        140,139
        202      * Charles Voegele Holding AG ..................          6,380
        197      * Club Mediterranee S.A .......................          6,518
     83,275        Coles Myer Ltd ..............................        309,942
    147,477        Compass Group plc ...........................        894,701
      2,461      * Continental AG ..............................         43,750
      5,000        Cycle & Carriage Ltd ........................         13,415
      3,000      * Daiei, Inc ..................................          5,131
      7,007        Daily Mail & General Trust plc ..............         66,968

16  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

                                               SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
      5,000        Daimaru, Inc ................................   $     22,986
     25,876        DaimlerChrysler AG. (Regd) ..................      1,255,811
      1,368      * DaimlerChrysler AG. (U.S.) ..................         65,979
     10,710        David Jones Ltd .............................          6,373
      8,400        Denso Corp ..................................        131,267
         55        D'ieteren S.A ...............................          9,924
     37,221        Dixons Group plc ............................        108,508
        458        Douglas Holding AG ..........................         10,847
    383,491        EMI Group plc ...............................      1,455,542
     10,789        Esprit Holdings Ltd .........................         20,680
      1,500        FamilyMart Co Ltd ...........................         36,293
      1,200        Fast Retailing Co Ltd .......................         26,031
      4,266        Fiat S.p.A ..................................         53,550
      4,000        First Capital Corp Ltd ......................          2,196
      1,540        Fisher & Paykel Appliances Holdings Ltd .....          6,882
      1,478        Fisher & Paykel Healthcare Corp .............          5,922
        296        Folli-Follie S.A ............................          5,636
     47,368        Fuji Photo Film Co Ltd ......................      1,529,445
          4        Fuji Television Network, Inc ................         23,128
     30,435        Giordano International Ltd ..................         18,730
     15,532        GKN plc .....................................         72,861
    101,864        Granada plc .................................        173,127
      1,480        Groupe Bruxelles Lambert S.A ................         77,323
        810        Grupo Prisa S.A .............................          6,824
      4,261        Gruppo Editoriale L'Espresso S.p.A ..........         13,929
      4,000        Gunze Ltd ...................................         17,020
     40,755        GUS plc .....................................        374,290
     65,000        Hankyu Department Stores, Inc ...............        494,591
      8,879        Harvey Norman Holdings Ltd ..................         15,252
        473        Hellenic Duty Free Shops S.A ................          3,448
     18,345        Hennes & Mauritz AB (B Shs) .................        367,292
     53,551        Hilton Group plc ............................        186,315
      4,000        Hino Motors Ltd .............................         11,180
     24,319        Honda Motor Co Ltd ..........................        986,097
      9,606        Independent News & Media plc ................         18,974
      3,800        Independent Newspapers Ltd ..................          6,921
      4,253      * Inditex S.A .................................         89,804
      4,000        Isetan Co Ltd ...............................         40,382
      6,548        Ito-Yokado Co Ltd ...........................        327,792
    100,299        John Fairfax Holdings Ltd ...................        186,371
     11,000      * Kanebo Ltd ..................................         18,722
      1,581        KarstadtQuelle AG ...........................         39,973
      1,332        Kesko Oyj (B Shs) ...........................         15,128
     13,250      * Kia Motors Corp .............................        121,162
     36,726        Kingfisher plc ..............................        177,041
        900        Konami Corp .................................         18,885
      1,678        Koninklijke Vendex KBB NV ...................         20,881
         46      * Kuoni Reisen Holding (Regd) .................         12,982
      5,000        Kuraray Co Ltd ..............................         32,747
      3,279        Lagardere S.C.A .............................        141,972
        526        Lambrakis Press S.A .........................          1,491
      1,200        Lawson, Inc .................................         36,744
      7,257        LVMH Moet Hennessy Louis Vuitton S.A ........        365,527
      1,753        MAN AG ......................................         36,998
     86,155        Marks & Spencer Group plc ...................        489,518
      3,646        Marui Co Ltd ................................         46,207
     39,069        Matsushita Electric Industrial Co Ltd .......        532,952
     22,959        Mediaset S.p.A ..............................        177,771
      4,606        Michelin (C.G.D.E.) (B Shs) .................        186,646
      5,000        Mitsubishi Rayon Co Ltd .....................         16,269
      4,000        Mitsukoshi Ltd ..............................         11,881
      1,077      * Modern Times Group AB (B Shs) ...............         14,297
      6,000      * Mycal Corp ..................................             50
      5,989        MyTravel Group plc ..........................         14,036

   SHARES                                                             VALUE
   ------                                                             -----
        900        Namco Ltd ...................................   $     17,158
     68,722        News Corp Ltd ...............................        373,443
     11,447        Next plc ....................................        162,621
      3,000        NGK Insulators Ltd ..........................         23,753
      1,409        NH Hoteles S.A ..............................         17,673
      4,360        Nintendo Co Ltd .............................        642,050
      2,660        Nippon Television Network Corp ..............        593,446
     44,312        Nissan Motor Co Ltd .........................        306,858
      2,000        Nisshinbo Industries, Inc ...................          9,294
      2,000        Onward Kashiyama Co Ltd .....................         19,623
        828        Oriental Land Co Ltd ........................         59,204
      2,000        Overseas Union Enterprises Ltd ..............          8,094
     19,634        P & O Princess Cruises plc ..................        124,202
     19,600        Paris Miki, Inc .............................        413,728
     11,723        Pearson plc .................................        116,598
      7,681        Peugeot Citroen S.A .........................        398,642
      2,298        Pinault-Printemps-Redoute S.A ...............        272,574
      3,364        Pioneer Corp ................................         60,203
      8,992        Pirelli S.p.A ...............................          9,591
        592      * Pt Multimedia Servicos de Telecomunicacoes e
                     Multimedia Sgps S.A .......................          5,233
        296      * Pt Multimedia Servicos de Telecomunicacoes e
                     Multimedia Sgps S.A. (New) ................          2,453
        798        Publicis Groupe S.A .........................         22,028
         31      * PubliGroupe S.A. (Regd) .....................          7,187
      1,746        Publishing & Broadcasting Ltd ...............          8,870
     15,000        Puma AG. Rudolf Dassler Sport ...............      1,086,486
     15,542        Rank Group plc ..............................         63,373
     78,528        Reed Elsevier NV ............................      1,070,276
     45,251        Reed Elsevier Plc ...........................        430,066
     12,748        Renault S.A .................................        596,148
     17,048        Reuters Group plc ...........................         90,432
        520        Saizeriya Co Ltd ............................         13,536
     20,400        Sankyo Co Ltd (Otc) .........................        514,014
        900        Sanrio Co Ltd ...............................          8,185
     31,230        Sanyo Electric Co Ltd .......................        136,274
      1,234        Schibsted ASA ...............................         14,800
     27,000      * SCMP Group Ltd ..............................         15,664
     72,308      * Seat-Pagine Gialle S.p.A ....................         52,989
      2,200      * Sega Corp ...................................         52,863
      2,000      * Seiyu Ltd ...................................          7,759
      7,000        Seven-Eleven Japan Co Ltd ...................        275,663
     23,000        Shangri-La Asia Ltd .........................         19,167
     13,683        Sharp Corp ..................................        173,754
      1,100        Shimachu Co Ltd .............................         19,640
        259        Shimamura Co Ltd ............................         19,880
        900        Shimano, Inc ................................         12,210
     30,474        Signet Group plc ............................         44,013
      7,000        Singapore Press Holdings Ltd ................         78,847
     38,517        Six Continents plc ..........................        391,312
      5,101        Sky City Entertainment Group ................         15,361
      1,070        Skylark Co Ltd ..............................         24,997
      3,218        Societe Television Francaise 1 (T.F.1) ......         86,160
        935        Sodexho Alliance S.A ........................         35,460
      1,799        Sol Melia S.A ...............................         13,663
     53,369        Sony Corp ...................................      2,818,596
     12,160        TAB Ltd .....................................         21,230
      3,143        TABCORP Holdings Ltd ........................         22,055
     94,900        Takashimaya Co Ltd ..........................        552,662
     23,000        Teijin Ltd ..................................         78,294
      1,751        Telefonica Publicidad E Informacion S.A .....          7,142
      1,760      * Telepizza S.A ...............................          2,016
      5,000        Television Broadcasts Ltd ...................         21,283
     23,873      * Telewest Communications plc .................          1,117
      5,160        The Warehouse Group Ltd .....................         18,546

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  17

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
      2,800        Toho Co Ltd .................................   $     32,098
      1,422        Tokyo Broadcasting System, Inc ..............         31,855
      2,000        Tokyo Style Co Ltd ..........................         18,272
     13,000        Toray Industries, Inc .......................         34,817
      7,000        Toyobo Co Ltd ...............................         10,688
      1,000        Toyoda Gosei Co Ltd .........................         12,507
     72,923        Toyota Motor Corp ...........................      1,934,771
      1,476        Tui AG ......................................         35,948
      8,328        United Business Media plc ...................         55,221
      3,259        UNY Co Ltd ..................................         36,925
      2,488        Valeo S.A ...................................        103,449
        103        Valora Holding AG ...........................         22,079
     28,300        Vivendi Universal S.A .......................        611,541
      6,239        VNU NV ......................................        173,393
     10,067        Volkswagen AG ...............................        485,190
      5,771        Volvo AB (B Shs) ............................        119,625
      2,000        Wacoal Corp .................................         16,570
      6,509        Whitbread plc ...............................         60,770
      4,231        Wolters Kluwer NV ...........................         80,314
     46,593        Woolworths Ltd ..............................        343,953
        600        World Co Ltd ................................         17,771
     46,604        WPP Group plc ...............................        393,553
        600        Yamada Denki Co Ltd .........................         52,563
      2,000        Yamaha Motor Co Ltd .........................         14,718
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           32,336,004
                                                                   ------------
 CONSUMER NON-CYCLICAL--9.41%
        900        Aderans Co Ltd ..............................         28,234
      1,043        Adidas-Salomon AG ...........................         85,704
        771        AGFA Gevaert NV .............................         14,041
      6,825        Ajinomoto Co, Inc ...........................         73,229
      6,207        Altadis S.A .................................        128,121
        375        Ariake Japan Co Ltd .........................         14,392
     47,715        Asahi Breweries Ltd .........................        399,295
        241        Bang & Olufsen a/s (B Shs) ..................          6,376
        617        Beiersdorf AG ...............................         74,952
     15,983        Boots Co plc ................................        158,481
    163,064        British American Tobacco plc ................      1,752,337
      3,174        BRL Hardy Ltd ...............................         16,054
      5,327        Bunzl plc ...................................         42,143
     41,888        Cadbury Schweppes plc .......................        313,822
        371        Carlsberg a/s (A Shs) .......................         18,003
      9,078        Carrefour S.A ...............................        491,318
        458        Casino Guichard-Perrachon ...................         38,787
        126      * Casino Guichard-Perrachon A Wts 12/15/03 ....            162
        126      * Casino Guichard-Perrachon B Wts 12/15/05 ....            314
     11,982        Coca-Cola Amatil Ltd ........................         42,914
      2,042        Coca-Cola Hellenic Bottling Co S.A ..........         34,567
        500        Coca-Cola West Japan Co Ltd .................          9,345
        390        Colruyt S.A .................................         18,296
     16,475        Compagnie Financiere
                     Richemont AG. (Units) (A Shs) .............        374,744
        972        Danisco As ..................................         35,537
      1,081        Delhaize Group ..............................         50,712
    173,803        Diageo plc ..................................      2,257,185
      5,800        Doutor Coffee Co Ltd ........................        290,347
      5,742        Electrolux AB Series B ......................        115,900
      1,080        Essilor International S.A ...................         43,913
     32,011        Foster's Group Ltd ..........................         84,819
        415        Fourlis S.A .................................          1,484
      4,500        Fraser & Neave Ltd ..........................         20,122
     24,000        Fuji Oil Co Ltd .............................        240,087
        163        Givaudan S.A. (Regd) ........................         65,719
     20,631        Goodman Fielder Ltd .........................         19,341
      2,998        Greencore Group plc .........................          8,587
     13,271        Groupe Danone ...............................      1,824,463

   SHARES                                                             VALUE
   ------                                                             -----
      3,409        Heineken NV .................................   $    149,621
      4,501        Hite Brewery Co Ltd .........................        277,633
        693        House Foods Corp ............................          6,765
      9,932        Imperial Tobacco Group plc ..................        161,537
      4,474      * Imperial Tobacco Group plc (New) ............         70,720
      3,014        Interbrew S.A ...............................         86,533
        500        ITO EN Ltd ..................................         18,939
         14        Japan Tobacco, Inc ..........................         93,912
        862      * Jeronimo Martins Sgps S.A ...................          6,096
        961        Kamps AG ....................................         11,826
     38,627        Kao Corp ....................................        889,484
        600        Katokichi Co Ltd ............................         10,513
      2,237        Kerry Group (Class A) .......................         33,140
      4,000        Kikkoman Corp ...............................         25,197
      7,626        Kirin Brewery Co Ltd ........................         53,446
     13,800        Kose Corp ...................................        423,706
     32,000        Li & Fung Ltd ...............................         43,079
     13,007        L'Oreal S.A .................................      1,014,837
      3,373        Luxottica Group S.p.A .......................         65,593
      3,000        Meiji Dairies Corp ..........................          8,260
      6,000        Meiji Seika Kaisha Ltd ......................         21,476
      2,336        Metro AG ....................................         71,866
     20,094        Nestle S.A. (Regd) ..........................      4,685,402
      6,000        Nichirei Corp ...............................         19,273
      4,000        Nippon Meat Packers, Inc ....................         50,127
      4,337        Nisshin Seifun Group, Inc ...................         31,047
      1,900        Nissin Food Products Co Ltd .................         37,728
      2,000        Noritake Co Ltd .............................          7,592
      2,570        Numico NV ...................................         57,642
      4,003        Orkla ASA ...................................         77,350
      1,964      * PAN Fish ASA ................................          3,507
        347        Papastratos Cigarette Co ....................          5,442
     12,849        Parmalat Finanziaria S.p.A ..................         39,720
     10,260        Pernod-Ricard ...............................      1,005,197
      2,000        QP Corp .....................................         16,670
     21,036        Reckitt Benckiser plc .......................        377,407
      2,743        Rinascente S.p.A ............................         10,620
     11,700        Rinnai Corp .................................        263,565
     70,719        Royal Ahold NV ..............................      1,487,674
     30,174        Safeway plc .................................        129,589
    108,444        Sainsbury (J) plc ...........................        588,472
      4,000        Sapporo Breweries Ltd .......................         10,679
     18,169        Scottish & Newcastle plc ....................        168,386
      4,633        Shiseido Co Ltd .............................         61,770
      5,000      * Snow Brand Milk Products Co .................          5,298
        601        Societe BIC S.A .............................         24,039
     17,177      * Sonae Sgps S.A ..............................          9,670
     11,864        Southcorp Ltd ...............................         35,365
      6,723        Swedish Match AB ............................         55,597
      1,765        Takara Holdings, Inc ........................         12,061
     14,010        Tate & Lyle plc .............................         74,958
    239,140        Tesco plc ...................................        869,383
      4,958        The Swatch Group AG. (Regd) .................         93,786
        500        Uni-Charm Corp ..............................         18,772
     18,106        Unilever NV (Cert) ..........................      1,185,573
     71,470        Unilever plc ................................        651,471
     15,515        Waterford Wedgwood plc (Units) ..............          9,194
        477        Wella AG ....................................         28,336
      3,000        Yakult Honsha Co Ltd ........................         34,216
      2,000        Yamazaki Baking Co Ltd ......................         11,180
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       24,991,784
                                                                   ------------
 ENERGY--10.43%
    135,745        BG Group plc ................................        590,745
    664,714        BP plc ......................................      5,582,860
     32,263        BP plc (Spon ADR) ...........................      1,628,959

                       SEE NOTES TO FINANCIAL STATEMENTS

18  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 ENERGY--(CONTINUED)
    145,532        Centrica plc ................................   $    450,324
    100,000        CNOOC Ltd ...................................        133,979
      2,036        Energy Developments Ltd .....................          4,229
    171,283        ENI S.p.A ...................................      2,723,531
      4,111        Fortum Oyj ..................................         23,711
      2,207        Gas Natural SDG S.A .........................         42,504
      2,225        Hellenic Petroleum S.A ......................         13,536
     69,875        Hong Kong & China Gas Co Ltd ................         92,722
     15,250        Hydralift ASA ...............................        113,805
     38,563        IHC Caland NV ...............................      2,306,094
      5,122        Italgas S.p.A ...............................         56,909
     10,000        Japan Energy Corp ...........................         15,185
    245,811      * John Wood Group plc .........................        786,848
    157,156        Lattice Group plc ...........................        409,635
     35,000        Nippon Oil Corp .............................        181,050
      3,017        Norsk Hydro ASA .............................        143,934
        329        OMV AG ......................................         32,330
     13,269        Origin Energy Ltd ...........................         25,103
     39,000        Osaka Gas Co Ltd ............................         92,736
      1,402      * Petroleum Geo-Services ASA ..................          5,082
     17,654        Repsol YPF S.A ..............................        208,180
     77,184        Royal Dutch Petroleum Co ....................      4,299,307
      8,559        Santos Ltd ..................................         31,039
    357,811        Shell Transport & Trading Co plc ............      2,699,785
      2,000        Showa Shell Sekiyu KK .......................         11,631
        841        Smedvig a/s (A Shs) .........................          5,391
        606        Smedvig a/s (B Shs) .........................          3,230
      9,372        Statoil ASA .................................         83,678
        159        Technip-Coflexip S.A ........................         16,740
      3,000        Teikoku Oil Co Ltd ..........................         11,989
     44,000        Tokyo Gas Co Ltd ............................        122,246
      3,000        TonenGeneral Sekiyu KK ......................         21,275
     28,727        Total Fina Elf S.A ..........................      4,664,276
        900      * Total Fina Elf S.A. (Strip Vvpr) ............              9
     10,178        Woodside Petroleum Ltd ......................         77,535
                                                                   ------------
                   TOTAL ENERGY                                      27,712,122
                                                                   ------------
 FINANCIAL SERVICES--23.26%
     12,460        3i Group plc ................................        130,006
      7,000        77 Bank Ltd .................................         27,566
    117,860        ABN Amro Holding NV .........................      2,140,623
      1,539        Acom Co Ltd .................................        105,162
     17,251        Aegon NV ....................................        359,662
        400        Aeon Credit Service Co Ltd ..................         23,895
      1,000        Aiful Corp ..................................         65,578
    151,000        Aioi Insurance Co Ltd .......................        333,857
      7,616        Alleanza Assicurazioni ......................         73,111
     10,000        Allgreen Properties Ltd .....................          5,773
      5,666        Allianz AG. (Regd) ..........................      1,144,078
     28,541        Allied Irish Banks plc ......................        376,025
      3,193        Alpha Bank S.A ..............................         45,726
      8,980        AMP Diversified Property Trust ..............         13,309
     18,937        AMP Ltd .....................................        165,840
     22,535        Amvescap plc ................................        183,601
     12,000      * Ashikaga Bank Ltd ...........................         15,318
     40,359        Assicurazioni Generali S.p.A ................        956,629
     29,205        Australia and New Zealand Banking Group Ltd .        316,258
      1,451        Australian Stock Exchange Ltd ...............         10,915
     89,033        Aviva plc ...................................        715,886
     50,383        AXA .........................................        921,546
      3,264        Banca Fideuram S.p.A ........................         20,341
     17,679        Banca Monte Dei Paschi Siena ................         57,444
     14,757      * Banca Nazionale Del Lavoro S.p.A ............         25,724
      9,108      * Banca Popolare Di Milano ....................         37,061
    116,735        Banco Bilbao Vizcaya Argentaria S.A. ........      1,320,075

   SHARES                                                             VALUE
   ------                                                             -----
     32,256        Banco Comercial Portugues S.A. (Regd) .......   $    111,817
      2,731        Banco Espirito Santo S.A. (Regd) ............         31,153
    160,686        Banco Santander Central Hispano S.A .........      1,275,928
     24,638        Bank Of East Asia Ltd .......................         49,594
     12,000        Bank Of Fukuoka Ltd .........................         47,457
     18,805        Bank Of Ireland (Dublin) ....................        233,639
     18,804        Bank Of Ireland (London) ....................        234,184
      2,478        Bank Of Piraeus .............................         17,866
     23,000        Bank Of Yokohama Ltd ........................         97,867
    270,536        Barclays plc ................................      2,276,326
     12,595        Bayerische Hypo-und Vereinsbank AG ..........        410,492
     13,684      * Bipop-Carire S.p.A ..........................         18,420
     49,788        BNP Paribas .................................      2,753,625
      5,887        BPI-SGPS S.A. (Regd) ........................         14,303
     10,043        British Land Co plc .........................         85,269
     22,668        BT Office Trust .............................         19,088
      2,511      * BTG plc .....................................         13,014
      5,854      * Canary Wharf Group plc ......................         39,708
    141,679        CapitaLand Ltd ..............................        122,696
     10,842        Capitalia S.p.A .............................         20,184
     47,600        Cheung Kong Holdings Ltd ....................        396,681
     15,000        Chiba Bank Ltd ..............................         51,061
     33,800        City Developments Ltd .......................        109,050
      3,304        Close Brothers Group plc ....................         31,477
     10,998        Colonial First State Property Trust Group ...         13,645
      1,464        Commercial Bank Of Greece ...................         31,520
     64,128      * Commonwealth Bank Of Australia ..............      1,185,474
      2,079        Corporacion Mapfre S.A ......................         16,426
      2,231        Credit Lyonnais S.A .........................         95,627
      1,300        Credit Saison Co Ltd ........................         30,858
     83,498        Credit Suisse Group .........................      2,651,117
        247        Daido Life Insurance Co Ltd .................        628,543
     95,850      * Daiwa Bank Holdings, Inc ....................         73,573
     21,000        Daiwa Securities Group, Inc .................        136,138
     13,631        Danske Bank a/s .............................        250,994
     51,712        DBS Group Holdings Ltd ......................        362,950
     19,949        Deutsche Bank AG. (Regd) ....................      1,387,030
        827        Deutsche Boerse AG ..........................         35,203
     17,914        Deutsche Office Trust .......................         13,073
     85,174        Dexia .......................................      1,318,160
     11,200        Diamond Lease Co Ltd ........................        231,744
      9,172        DnB Holding ASA .............................         49,991
      2,067        Drott AB (B Shs) ............................         23,841
      2,842        EFG Eurobank Ergasias S.A ...................         39,857
        614        Erste Bank Der Oesterreichischen
                     Sparkassen AG. ............................         43,873
        614      * Erste Bank Der Oesterreichischen
                     Sparkassen AG. Rts ........................            400
     28,972        Fortis ......................................        620,340
      4,158      * Fortis (Strip Vvpr) .........................             41
    183,900        Fuji Fire & Marine Insurance Co Ltd .........        286,920
     22,893        Gandel Retail Trust .........................         15,679
     34,614        General Property Trust ......................         54,602
        946        Gjensidige NOR Sparebank ....................         35,046
      4,974        Great Portland Estates plc ..................         18,841
      2,067        Green Property plc ..........................         18,373
      8,000        Gunma Bank Ltd ..............................         36,978
      6,094        Hammerson plc ...............................         51,415
    194,733        Hang Lung Properties Ltd ....................        222,204
     23,918        Hang Seng Bank Ltd ..........................        256,055
    123,834        HBOS plc ....................................      1,340,197
     12,351        Henderson Land Development Co Ltd ...........         51,306
     13,000      * Hokuriku Bank Ltd ...........................         20,283
     84,172        Hong Kong Exchanges & Clearing Ltd ..........        138,673
      5,000        Hotel Properties Ltd ........................          3,255
    345,683        HSBC Holdings plc (United Kingdom) ..........      3,975,645
     15,048        Hysan Development Co Ltd ....................         14,566

                        SEE NOTES TO FINANCIAL STATEMENTS

2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  19

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 FINANCIAL SERVICES--(CONTINUED)
     64,050        ING Groep NV ................................   $  1,644,692
    236,384        Insurance Australia Group Ltd ...............        418,005
    362,938        IntesaBci S.p.A .............................      1,107,600
     16,460        IntesaBci S.p.A. (Rnc) ......................         36,414
      3,226        * IntesaBci S.p.A. Put Wts 11/15/02 .........         10,259
     10,958        Irish Life & Permanent plc ..................        158,548
     14,000        Joyo Bank Ltd ...............................         37,845
      3,540        KBC Bancassurance Holding NV ................        143,169
      6,000        Keppel Land Ltd .............................          5,162
      4,554        Kookmin Credit Card Co Ltd ..................        159,569
     12,703        Land Securities plc .........................        167,104
    189,289        Legal & General Group plc ...................        377,257
      4,805        Lend Lease Corp Ltd .........................         28,431
    223,088        Lloyds TSB Group plc ........................      2,220,546
      2,903        Macquarie Bank Ltd ..........................         47,668
     38,499        Macquarie Infrastructure Group ..............         62,460
      6,269        Man Group plc ...............................         98,425
        551        Marschollek Lautenschlaeger Und Partner .....         17,196
     12,016        Mediobanca S.p.A ............................        111,078
      2,698        Mediolanum S.p.A ............................         16,068
      1,063        Metrovacesa S.A .............................         22,015
         16      * Millea Holdings, Inc ........................        131,357
      8,903        Mirvac Group ................................         20,891
     14,000        Mitsubishi Estate Co Ltd ....................        114,470
        102        Mitsubishi Tokyo Financial ..................        687,621
     44,904        Mitsui Fudosan Co Ltd .......................        397,126
     30,200        Mitsui Sumitomo Insurance Co ................        162,519
      9,000        Mitsui Trust Holdings, Inc ..................         18,697
        101        Mizuho Holdings, Inc ........................        224,151
      2,520        Muenchener Rueckver AG. (Regd) ..............        597,316
     65,158        National Australia Bank Ltd .................      1,294,863
      3,937        National Bank Of Greece S.A .................         83,209
     30,514        New World Development Co Ltd ................         24,256
     26,000        Nikko Cordial Corp ..........................        131,240
     73,000        Nipponkoa Insurance Co Ltd ..................        289,304
     81,300        Nissay Dowa General Insurance Co Ltd ........        278,786
     61,100        Nomura Holdings, Inc ........................        897,205
     13,707        Nordea AB (Finland) .........................         74,716
     59,544        Nordea AB (Sweden) ..........................        323,954
      1,301        Nordea AB FDR ...............................          7,067
      7,600        ORIX Corp ...................................        613,166
     18,791        Oversea-Chinese Banking Corp Ltd ............        124,443
     10,000        Parkway Holdings Ltd ........................          4,896
        207        Pohjola Group plc (D Shs) ...................          3,731
      1,500        Promise Co Ltd ..............................         75,590
      2,493        Provident Financial plc .....................         26,259
     73,633        Prudential plc ..............................        673,433
      9,339        QBE Insurance Group Ltd .....................         34,811
      7,792        RAS S.p.A ...................................        104,583
     26,587        Royal & Sun Alliance Insurance Group plc ....         97,669
    109,859        Royal Bank Of Scotland Group plc ............      3,114,719
      5,196      * Sampo Oyj (A Shs) ...........................         40,540
     25,426        Sanpaolo IMI S.p.A ..........................        255,131
      2,732        Schroders plc ...............................         24,382
     12,000        Shizuoka Bank Ltd ...........................         72,887
      8,800        Shohkoh Fund & Co Ltd .......................      1,064,605
     17,000        Singapore Exchange Ltd ......................         11,162
      3,000        Singapore Land Ltd ..........................          5,943
     32,969        Sino Land Co Ltd ............................         12,470
     32,139        Skandia Forsakrings AB ......................        146,179
      8,715        Skandinaviska Enskilda Banken (A Shs) .......         91,510
      8,782        Slough Estates plc ..........................         48,526
     10,549        Societe Generale (A Shs) ....................        694,911
     16,000        Sompo Japan Insurance, Inc ..................         97,984

   SHARES                                                             VALUE
   ------                                                             -----
     10,790        Stockland Trust Group .......................   $     26,591
      2,948      * Storebrand ASA ..............................         17,836
     18,100        Sumisho Lease Co Ltd ........................        288,436
     62,754        Sumitomo Mitsui Banking Corp ................        306,292
     98,900        Sumitomo Realty & Development Co Ltd ........        599,886
     20,000        Sumitomo Trust & Banking Co Ltd .............         96,115
     36,611        Sun Hung Kai Properties Ltd .................        278,113
      9,183        Suncorp-Metway Ltd ..........................         63,459
      3,000        Suruga Bank Ltd .............................         14,217
     21,893        Svenska Handelsbanken AB (A Shs) ............        334,701
      9,313        Swiss Reinsurance Co (Regd) .................        910,550
      1,570        Takefuji Corp ...............................        109,115
        288        TK Development ..............................          3,637
        583      * Topdanmark As ...............................         18,215
      2,525        Tower Ltd ...................................          5,617
     49,984        UBS AG. (Regd) ..............................      2,514,049
         26        UFJ Holdings, Inc ...........................         62,908
        618        Unibail .....................................         38,147
    113,677        Unicredito Italiano S.p.A ...................        514,198
     21,448        United Overseas Bank Ltd ....................        154,179
      7,000        United Overseas Land Ltd ....................          7,132
      2,646        Vallehermoso S.A ............................         25,349
      2,220      * WCM Beteiligungs & Grundbesitz AG ...........         14,251
      6,380        Westfield Holdings Ltd ......................         53,580
      1,530      * Westfield Trust .............................          2,869
     41,786        Westfield Trust (Units) .....................         79,756
     87,417        Westpac Banking Corp ........................        796,956
      9,000        Wing Tai Holdings Ltd .......................          3,719
      2,750        Zurich Financial Services AG ................        555,301
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          61,815,327
                                                                   ------------
 HEALTH CARE--10.46%
      6,600      * Alcon, Inc ..................................        226,050
      1,368        Altana AG ...................................         74,228
     13,355        Amersham plc ................................        118,071
     10,140        AstraZeneca plc .............................        421,480
     39,444        AstraZeneca plc (United Kingdom) ............      1,632,981
     23,050        Aventis S.A .................................      1,633,371
      3,000        Banyu Pharmaceutical Co Ltd .................         38,696
      5,643      * Celltech Group plc ..........................         44,728
      4,684        Chugai Pharmaceutical Co Ltd ................         56,041
        642        Cochlear Ltd ................................         12,272
        328        Coloplast a/s (B Shs) .......................         26,600
      2,949        CSL Ltd .....................................         53,274
      5,515        Daiichi Pharmaceutical Co Ltd ...............        100,769
      5,044        Eisai Co Ltd ................................        129,618
      6,817      * Elan Corp plc ...............................         39,386
        554        Fresenius Medical Care AG ...................         24,758
      4,000        Fujisawa Pharmaceutical Co Ltd ..............         95,781
      3,677        Gambro AB (A Shs) ...........................         24,206
      2,288        Gambro AB (B Shs) ...........................         15,062
        728        Gehe AG .....................................         30,413
    224,015        GlaxoSmithKline plc .........................      4,841,988
      1,495        H. Lundbeck a/s .............................         39,553
        785        Instrumentarium Oyj .........................         19,809
      1,000        Kaken Pharmaceutical Co Ltd .................          5,632
      3,331        Kyowa Hakko Kogyo Co Ltd ....................         18,065
        997        Merck Kgaa ..................................         26,980
     21,637      * Nobel Biocare Holding AG ....................      1,497,564
     98,968        Novartis AG. (Regd) .........................      4,352,667
      9,300        Novo Nordisk a/s (B Shs) ....................        307,870
        198        Omega Pharma S.A ............................          8,868
     10,000        Ono Pharmaceutical Co Ltd ...................        357,093
        319        Orion-Yhtyma (B Shs) ........................          7,467
        531        Phonak Holding AG. (Regd) ...................          8,028
      1,289      * Qiagen NV ...................................         15,251

                       SEE NOTES TO FINANCIAL STATEMENTS

20  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 HEALTH CARE--(CONTINUED)
      1,338        Roche Holding AG. (Br) ......................   $    152,397
     40,541        Roche Holding AG. (Genusscheine) ............      3,064,770
      7,486        Sankyo Co Ltd ...............................        101,806
     16,370        Sanofi-Synthelabo S.A .......................        995,913
      3,590        Schering AG .................................        226,137
      1,375        Serono S.A. (B Shs) .........................        906,406
      5,539        Shionogi & Co Ltd ...........................         70,661
    290,474        Smith & Nephew plc ..........................      1,611,681
      2,930        Sonic Healthcare Ltd ........................          8,471
      3,917        SSL International plc .......................         21,285
      7,352      * Sulzer Medica AG. (Regd) ....................      1,226,438
        700        Suzuken Co Ltd ..............................         16,382
      1,945        Synthes-Stratec, Inc ........................      1,189,356
      3,623        Taisho Pharmaceutical Co Ltd ................         55,800
     36,719        Takeda Chemical Industries Ltd ..............      1,611,441
        178        Tecan Group AG. (Regd) ......................          7,045
      4,200        Terumo Corp .................................         56,137
      1,707        UCB S.A .....................................         62,630
        374      * William Demant Holding ......................          9,746
      3,700        Yamanouchi Pharmaceutical Co Ltd ............         96,006
      1,380        Zeltia S.A ..................................         10,972
                                                                   ------------
                   TOTAL HEALTH CARE                                 27,806,100
                                                                   ------------
 OTHER--2.50%
     16,472        Adecco S.A. (Regd) ..........................        978,475
     11,906        Aegis Group plc .............................         16,288
      2,504        Amadeus Global Travel Distribution S.A.
                     (A Shs) ...................................         16,025
        471        Amer Group plc ..............................         15,351
      3,146        Amey plc ....................................          8,608
     68,054      * Ansell Ltd ..................................        239,920
     56,042        Assa ABloy AB (B Shs) .......................        789,694
      6,800        Auckland International Airport Ltd ..........         14,698
     21,494        BAA plc .....................................        196,252
         67        Bellsystem 24, Inc ..........................         23,450
      1,500        Benesse Corp ................................         27,408
      6,024        Capita Group plc ............................         28,649
     19,841        Chubb plc ...................................         47,634
      1,717        DCC plc .....................................         19,586
      4,699        De La Rue plc ...............................         36,136
      6,844        Deutsche Post AG. (Regd) ....................         88,479
      9,292        Electrocomponents plc .......................         52,052
        254        Flughafen Wien AG ...........................          8,730
      3,328        Fugro NV ....................................        182,418
        500        Fuji Soft ABC, Inc ..........................         20,149
        900        Group 4 Falck A/S ...........................         31,110
      2,802        Hagemeyer NV ................................         38,743
      3,000        Haw Par Corp Ltd ............................          7,539
     17,732        Hays plc ....................................         41,624
        200        Hitachi Software Engineering Co Ltd .........          7,008
     68,067        Hutchison Whampoa Ltd .......................        508,340
        562      * ISS a/s .....................................         29,663
     24,054        Itochu Corp .................................         84,290
        300        Itochu Techno-Science Corp ..................         11,514
     48,000        Keppel Corp Ltd .............................        111,937
      9,657      * Kidde plc ...................................         12,659
        152        Kobenhavns Lufthavne As .....................         11,721
        651        M.J. Maillis S.A ............................          3,781
     14,000        Marubeni Corp ...............................         14,367
        600        Meitec Corp .................................         19,824
     21,318        Mitsubishi Corp .............................        154,207
     23,632        Mitsui & Co Ltd .............................        158,129
          2        NET One Systems Co Ltd ......................         11,213
        300        Nippon System Development Co Ltd ............         11,314
        100        Obic Co Ltd .................................         21,693
      2,008        OCE NV ......................................         23,401

   SHARES                                                             VALUE
   ------                                                             -----
      1,227        OM AB .......................................   $      9,212
      1,000        Oracle Corp (Japan) .........................         42,634
        525      * Ostasiatiske Kompagni .......................         11,936
     37,380        Rentokil Initial plc ........................        152,132
      3,682        Secom Co Ltd ................................        180,634
      8,686        Securicor plc ...............................         15,723
     11,432        Securitas AB (B Shs) ........................        235,104
      9,638        Serco Group plc .............................         29,235
      1,916        SGS Societe Generale Surveillance
                     Holdings S.A. .............................        611,561
      3,186        Softbank Corp ...............................         44,232
     12,000        Sumitomo Corp ...............................         72,687
     17,600        Swire Pacific Ltd (A Shs) ...................         90,034
     10,361      * Terra Lycos S.A .............................         58,839
        469        TIS, Inc ....................................         13,343
      6,505        TPG NV ......................................        146,928
        400        Trans Cosmos, Inc ...........................          9,061
     27,536        Vedior NV ...................................        380,733
      7,583        Wesfarmers Ltd ..............................        115,788
    126,371        Wharf Holdings Ltd ..........................        298,117
                                                                   ------------
                   TOTAL OTHER                                        6,642,012
                                                                   ------------
 PRODUCER DURABLES--5.13%
     13,388      * ABB Ltd .....................................        119,202
      1,302        Advantest Corp ..............................         81,038
        679        Aixtron AG ..................................          8,523
      2,908      * Alstom ......................................         30,759
      2,224      * Alstom Rts ..................................            879
      4,669        Amada Co Ltd ................................         22,633
      1,000        Amano Corp ..................................          7,217
      3,467        Atlas Copco AB (B Shs) ......................         78,091
      5,666        Balfour Beatty plc ..........................         20,210
        161        Barco NV ....................................          6,774
        165        BWT AG ......................................          3,903
     11,279      * Chartered Semiconductor Manufacturing Ltd ...         22,983
      1,000        Daifuku Co Ltd ..............................          4,180
      3,000        Daikin Industries Ltd .......................         54,941
      4,000        Ebara Corp ..................................         21,559
      1,294        Fanuc Ltd ...................................         64,993
         87        Fischer (Georg) Ltd (Regd) ..................         17,129
     10,397        FKI plc .....................................         24,842
        649      * FLS Industries a/s (B Shs) ..................          8,283
      8,000        Fuji Electric Co Ltd ........................         21,693
        800        Fuji Machine Manufacturing Co Ltd ...........         12,415
     26,894        Fujitsu Ltd .................................        187,586
     18,600        Futaba Corp .................................        543,149
     53,033      * Hitachi Ltd .................................        342,914
     12,000      * Hitachi Zosen Corp ..........................          7,008
      1,428        Hoya Corp ...................................        103,892
      7,476        IMI plc .....................................         37,007
     78,610        Invensys plc ................................        106,644
     14,000        Ishikawajima-Harima Heavy Industries Co Ltd .         21,142
     29,000      * Kawasaki Heavy Industries Ltd ...............         37,019
        227        KCI Konecranes International ................          7,622
     19,596        Komatsu Ltd .................................         70,139
        908        Komori Corp .................................         11,318
        417        Kone Oyj (B Shs) ............................         12,355
     53,340        Koninklijke Philips Electronics NV ..........      1,489,261
      2,000        Koyo Seiko Co Ltd ...........................          9,912
     18,000        Kubota Corp .................................         54,815
      1,000        Kurita Water Industries Ltd .................         12,306
     23,675      * Logitech International S.A. (Regd) ..........      1,100,898
      7,600        Mabuchi Motor Co Ltd ........................        748,861
      1,796        Makita Corp .................................         11,598
      2,185        Metso Oyj ...................................         28,269
     28,211      * Mitsubishi Electric Corp ....................        126,631
     58,000        Mitsubishi Heavy Industries Ltd .............        175,660

                        SEE NOTES TO FINANCIAL STATEMENTS

2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  21

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 PRODUCER DURABLES--(CONTINUED)
      8,000      * Mitsui Engineering & Shipbuilding Co Ltd ....   $     10,012
      1,300        Mori Seiki Co Ltd ...........................         11,888
     10,702        Murata Manufacturing Co Ltd .................        687,533
     26,267      * NEC Corp ....................................        182,774
        219      * NEG Micon a/s ...............................          6,697
      2,530      * Nikon Corp ..................................         28,011
      2,500        Nitto Denko Corp ............................         81,973
        390        NKT Holding a/s .............................          4,459
      8,408        NSK Ltd .....................................         34,935
      5,296        NTN Corp ....................................         20,723
     13,000      * Oki Electric Industry Co Ltd ................         28,092
      4,138        Pace Micro Technology plc ...................          4,463
      6,064        Rohm Co Ltd .................................        905,123
      2,116        Samsung Electronics Co Ltd ..................        578,721
      2,000        Sanden Corp .................................          7,142
      8,627        Sandvik AB ..................................        215,436
        130        Schindler Holding AG. (Regd) ................         26,469
      6,317        Schneider Electric S.A ......................        339,704
     18,000        SembCorp Industries Ltd .....................         13,856
        290      * SGL Carbon AG ...............................          5,198
     31,681        Siemens AG ..................................      1,901,742
     28,073        Singapore Technologies Engineering Ltd ......         30,668
      2,021        SKF AB (B Shs) ..............................         52,338
      4,300        SMC Corp ....................................        508,366
      6,000      * ST Assembly Test Services ...................          7,607
      2,000        Stanley Electric Co Ltd .....................         21,359
         48      * Sulzer AG. (Regd) ...........................         10,192
     11,180      * Sumitomo Heavy Industries Ltd ...............         12,033
      2,834        Taiyo Yuden Co Ltd ..........................         46,344
      1,000        Takuma Co Ltd ...............................          7,718
      2,482        Tandberg ASA ................................         29,272
      2,700        THK Co Ltd ..................................         51,925
      1,815        * Thomson Multimedia ........................         42,931
      9,499        Tokyo Electron Ltd ..........................        618,966
      2,272        Tomra Systems ASA ...........................         17,863
     55,512        * Toshiba Corp ..............................        226,019
     53,800        Toyota Industries Corp ......................        873,949
      2,000        Ushio, Inc ..................................         23,762
        195        VA Technologie AG ...........................          5,154
      1,126        Vestas Wind Systems a/s .....................         30,539
        833        Wartsila Oyj (B Shs) ........................         13,953
      5,000        Yokogawa Electric Corp ......................         38,796
                                                                   ------------
                   TOTAL PRODUCER DURABLES                           13,642,958
                                                                   ------------
 TECHNOLOGY--4.99%
     17,044        Alcatel S.A .................................        118,505
      1,444        Alps Electric Co Ltd ........................         18,240
      1,156        Altran Technologies S.A .....................         33,680
     25,000      * Anritsu Corp ................................        175,626
     10,997      * ARM Holdings plc ............................         24,474
     15,447        Asahi Glass Co Ltd ..........................         98,850
        277      * Ascom Holding AG. (Regd) ....................          1,564
      4,000        ASM Pacific Technology Ltd ..................          8,795
     77,265      * ASML Holding NV .............................      1,223,231
        327      * Atos Origin .................................         20,830
        949      * Business Objects ............................         27,790
     22,078        Canon, Inc ..................................        834,441
      2,065        Cap Gemini S.A ..............................         82,088
      5,759        Citizen Watch Co Ltd ........................         38,776
      7,457        CMG plc .....................................         11,480
      1,226        Comptel Oyj .................................          2,264
      5,216        Computershare Ltd ...........................          6,442
      1,100        Creative Technology Ltd .....................          9,775
      1,493        CSK Corp ....................................         53,189
     62,279        Dai Nippon Printing Co Ltd ..................        826,703

   SHARES                                                             VALUE
   ------                                                             -----
      4,000      * Dainippon Screen Manufacturing Co Ltd .......   $     20,691
        970        Dassault Systemes S.A .......................         44,307
      5,000        Datacraft Asia Ltd ..........................          6,000
      1,136      * EDB Business Partner ASA ....................          3,346
        765      * Epcos AG ....................................         25,008
     21,012        ERG Ltd .....................................          3,539
    136,033      * Ericsson (LM) (B Shs) .......................        205,748
      7,000        Fujikura Ltd ................................         25,522
        200        Fujitsu Support & Service, Inc ..............          4,706
     14,000        Furukawa Electric Co Ltd ....................         53,614
     14,084        Futuris Corp Ltd ............................         10,753
     10,800        GES International Ltd .......................          2,598
      3,888      * Getronics NV ................................          7,411
      7,600        Hirose Electric Co Ltd ......................        662,625
      3,000        Hitachi Cable Ltd ...........................         13,241
      9,138      * Infineon Technologies AG ....................        144,218
      1,342        Intracom S.A ................................         12,194
        460      * Iona Technologies plc .......................          2,494
    398,769        Johnson Electric Holdings Ltd ...............        472,917
      3,825        Keyence Corp ................................        810,274
      2,000        Kokuyo Co Ltd ...............................         21,075
      3,000        Konica Corp .................................         19,398
        354      * Kudelski S.A. (Br) ..........................         12,405
      3,730        Kyocera Corp ................................        272,304
      2,000        Kyowa Exeo Corp .............................          9,511
      9,178        Logica plc ..................................         27,980
     89,466      * Marconi plc .................................          5,387
      1,800        Matsushita Communication Industrial Co Ltd ..         69,383
     16,600        Melco, Inc ..................................        271,735
      4,064      * Merkantildata ASA ...........................          1,977
      3,000        Minebea Co Ltd ..............................         17,621
     20,954        Misys plc ...................................         77,295
      1,700        Mitsumi Electric Co Ltd .....................         26,736
        418      * Navision a/s ................................         16,616
      2,827      * Nera ASA ....................................          3,006
      3,000        NGK Spark Plug Co Ltd .......................         22,752
     14,500        Nichicon Corp ...............................        201,428
        574        Nidec Corp ..................................         41,617
      2,000        Nippon Comsys Corp ..........................         11,080
      8,000        Nippon Sheet Glass Co Ltd ...................         27,032
    142,160        Nokia Oyj ...................................      2,080,740
         13        NTT Data Corp ...............................         52,062
      4,000        Olympus Optical Co Ltd ......................         55,867
      5,000        Omron Corp ..................................         72,378
        152      * Opticom ASA .................................          2,664
     12,000        Ricoh Co Ltd ................................        207,748
     11,048        Sage Group plc ..............................         28,545
        117        Sagem S.A ...................................          7,858
      8,889        SAP AG ......................................        871,316
        226        Software AG. (Regd) .........................          3,192
     24,370        Spirent plc .................................         32,132
     81,688        STMicroelectronics NV .......................      2,037,097
     10,222        Sumitomo Electric Industries Ltd ............         70,872
      1,115      * Tandberg Television ASA .....................          1,464
      1,800        TDK Corp ....................................         85,002
      1,526        Tietoenator Corp ............................         37,678
     11,000        Toppan Printing Co Ltd ......................        114,353
      1,500        Trend Micro, Inc ............................         41,925
        119        Unaxis Holding AG. (Regd) ...................         14,074
     11,199        Venture Manufacturing Ltd (Singapore) .......         89,378
      5,998        WM-Data AB (B Shs) ..........................         11,356
      3,458        Yamaha Corp .................................         33,640
                                                                   ------------
                   TOTAL TECHNOLOGY                                  13,255,628
                                                                   ------------
 TRANSPORTATION--2.20%
      2,100        Air France ..................................         35,155

                       SEE NOTES TO FINANCIAL STATEMENTS

22  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TRANSPORTATION--(CONTINUED)
      9,009      * Alitalia S.p.A ..............................   $      5,846
     12,000      * All Nippon Airways Co Ltd ...................         31,037
      7,218        Associated British Ports Holdings plc .......         49,511
      1,459        Attica Enterprise Holding S.A ...............          5,159
      1,167        Bergesen DY a/s (B Shs) .....................         22,394
     95,224        Brambles Industries Ltd .....................        504,628
     22,713        Brambles Industries plc .....................        113,645
    161,379      * British Airways plc .........................        458,156
     20,000        Cathay Pacific Airways Ltd ..................         30,642
         18        Central Japan Railway Co ....................        109,631
         73        CMB Compagnie Maritime Belge S.A ............          4,156
          5        Dampskibsselskabet Af 1912 (B Shs) ..........         37,558
          4        Dampskibsselskabet Svendborg (B Shs) ........         39,353
      2,016      * Deutsche Lufthansa AG. (Regd) ...............         28,671
        479        DSV, DE Sammensluttede Vognmaend ............         14,392
         55        East Japan Railway Co .......................        257,433
    105,000      * EasyJet plc Rts .............................        128,041
      3,658        Exel plc ....................................         46,587
     10,055        Firstgroup plc ..............................         38,624
      1,080        Frontline Ltd ...............................         10,290
    102,000        Hankyu Corp .................................        336,152
      8,000        Japan Airlines Co Ltd .......................         22,560
      4,000        Kamigumi Co Ltd .............................         16,720
      7,000        Kawasaki Kisen Kaisha Ltd ...................          9,753
      7,000        Keihin Electric Express Railway Co Ltd ......         31,654
      9,000        Keio Electric Railway Co Ltd ................         45,054
     30,375      * Kinki Nippon Railway Co Ltd .................         99,090
        324        KLM (Royal Dutch Airlines) NV ...............          3,897
     19,297        Mayne Group Ltd .............................         44,848
      2,000        Mitsubishi Logistics Corp ...................         13,583
     13,000        Mitsui O.S.K. Lines Ltd .....................         27,333
     83,000        Mitsui-Soko Co Ltd ..........................        167,584
     24,176        MTR Corp ....................................         31,151
     20,000      * Neptune Orient Lines Ltd ....................         11,547
    111,821        Nippon Express Co Ltd .......................        592,427
     22,000        Nippon Yusen Kabushiki Kaisha ...............         75,807
     11,048        Peninsular And Oriental Steam Navigation Co .         40,586
    207,600        Qantas Airways Ltd ..........................        536,090
     13,212      * Railtrack Group plc .........................              0
     43,548      * Ryanair Holdings plc ........................        286,831
      1,869      * SAS AB ......................................         12,914
      2,000        Seino Transportation Co Ltd .................         12,348
      6,000        SembCorp Logistics Ltd ......................          7,505
     11,245        Singapore Airlines Ltd ......................         82,108
     15,000        SMRT Corp Ltd ...............................          5,689
     19,119        Stagecoach Group plc ........................         18,287
    105,300        Sumitomo Warehouse Co Ltd ...................        289,921
     15,000        Tobu Railway Co Ltd .........................         41,925
      9,000        Tokyu Corp ..................................         34,842
         15        West Japan Railway Co .......................         60,572
     50,595        Yamato Transport Co Ltd .....................        922,352
                                                                   ------------
                   TOTAL TRANSPORTATION                               5,852,039
                                                                   ------------
 UTILITIES--8.99%
      1,514        ACEA S.p.A ..................................          8,119
        803        Aguas de Barcelona S.A ......................          9,453
        638        Athens Water Supply & Sewage ................          3,340
      8,001        Australian Gas Light Co Ltd .................         44,242
      1,839        Autopistas Concesionaria Espanola S.A .......         20,433
     44,231      * Autoroutes Du Sud De La France ..............      1,201,300
     98,049        Autostrade-Concessioni e Costruzioni
                     Autostrade S.p.A. .........................        812,451
      6,193        AWG plc .....................................         51,920
      5,461        Bouygues S.A ................................        152,580
      6,081        Brisa-Auto Estradas de Portugal S.A .........         34,233
    620,528        BT Group plc ................................      2,383,594
     34,858        Cable & Wireless plc ........................         88,867

   SHARES                                                             VALUE
   ------                                                             -----
     11,400        Chubu Electric Power Co, Inc ................   $    200,214
     33,340        CLP Holdings Ltd ............................        132,510
      8,317        Contact Energy Ltd ..........................         16,118
     36,179        Deutsche Telekom AG. (Regd) .................        339,447
        224      * E.Biscom S.p.A ..............................          6,531
     23,602        E.ON AG .....................................      1,369,458
      1,069        Electrabel S.A ..............................        247,050
     70,545        Electricidade De Portugal S.A ...............        136,557
     33,890        Endesa S.A ..................................        492,353
     84,478        Enel S.p.A ..................................        483,909
      5,861        France Telecom S.A ..........................         54,585
    487,137        Game Group Plc ..............................        909,615
      6,640      * GN Store Nord ...............................         24,365
      5,433        Hellenic Telecommunications Organization S.A.       85,852
     70,400        Hongkong Electric Holdings Ltd ..............        263,107
     29,960        Iberdrola S.A ...............................        436,441
     12,960      * International Power plc .....................         33,188
     13,400        Kansai Electric Power Co, Inc ...............        211,861
      8,174        Kelda Group plc .............................         53,203
     43,668      * KPN NV ......................................        204,425
      7,800        Kyushu Electric Power Co, Inc ...............        115,578
     70,298        National Grid Group Plc .....................        499,343
        243        Nippon Telegraph & Telephone Corp ...........        999,519
        334        NTT Docomo, Inc .............................        822,065
        188        Oesterreichische Elektrizitaetswirtschafts
                     AG. (A Shs) ...............................         16,332
    177,361      * Pacific Century Cyberworks Ltd ..............         41,841
      3,965        Panafon Hellenic Telecom S.A ................         20,050
     20,220        Portugal Telecom SGPS S.A. (Regd) ...........        142,784
     14,593        RWE AG ......................................        577,938
     28,452        Scottish & Southern Energy plc ..............        281,467
     36,688        Scottish Power plc ..........................        197,270
      6,922        Severn Trent plc ............................         76,285
     97,000        Singapore Telecommunications Ltd ............         75,219
     10,935      * Sonera Oyj ..................................         41,579
      3,500        Suez ........................................         90,150
      3,500      * Suez (Strip Vvpr) ...........................             35
     28,335        Suez S.A ....................................        755,578
      1,167        Swisscom AG. (Regd) .........................        339,555
      3,076        TDC a/s .....................................         85,062
      1,749      * Tele2 AB (B Shs) ............................         32,163
     32,878        Telecom Corp Of New Zealand Ltd .............         78,728
     94,381        Telecom Italia S.p.A ........................        739,179
     36,700        Telecom Italia S.p.A.(Rnc) ..................        194,640
    172,777      * Telefonica S.A ..............................      1,457,457
      3,044      * Telekom Austria AG ..........................         24,411
      9,779        Telenor ASA .................................         34,664
     18,254        Telia AB ....................................         50,848
     40,419        Telstra Corp Ltd ............................        105,736
     17,753      * THUS Group plc ..............................          3,247
    112,621        TIM S.p.A ...................................        461,593
      3,154      * Tiscali S.p.A ...............................         19,157
      8,939        Tohoku Electric Power Co, Inc ...............        125,296
     68,146        Tokyo Electric Power Co, Inc ................      1,408,507
      3,301        Union Fenosa S.A ............................         60,639
     18,276        United Utilities plc ........................        170,213
   1,546,919       Vodafone Group plc ..........................      2,122,171
     80,467        Vodafone Group plc (Spon ADR) ...............      1,098,375
                                                                   ------------
                   TOTAL UTILITIES                                   23,875,995
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $273,344,663)                            261,383,763
                                                                   ------------
                   TOTAL PORTFOLIO--98.71%
                     (COST $274,348,707)                            262,288,047
                   OTHER ASSETS & LIABILITIES, NET--1.29%             3,436,185
                                                                   ------------
                   NET ASSETS--100.00%                             $265,724,232
                                                                   ============

----------
*  Non-income producing

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  23

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
        285      * Sealed Air Corp .............................   $     11,642
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                                11,642
                                                                   ------------
 HEALTH CARE--0.00%
          7      * MEDIQ, Inc ..................................              0
                                                                   ------------
                   TOTAL HEALTH CARE                                          0
                                                                   ------------
                   TOTAL PREFERRED STOCK
                     (COST $12,969)                                      11,642
                                                                   ------------
COMMON STOCK--99.68%
 AEROSPACE AND DEFENSE--0.88%
      1,405      * Alliant Techsystems, Inc ....................         89,639
      1,044      * Armor Holdings, Inc .........................         26,622
     21,412        Boeing Co ...................................        963,540
        687      * DRS Technologies, Inc .......................         29,369
        215        Dynamics Research Corp ......................          5,195
     10,201      * Echostar Communications Corp (Class A) ......        189,331
        352        Engineered Support Systems, Inc .............         18,410
      1,732        General Dynamics Corp .......................        184,165
    139,457      * General Motors Corp .........................      1,450,353
        494      * Herley Industries, Inc ......................         10,468
        515      * Hexcel Corp .................................          2,240
        287      * Integrated Defense Technology, Inc ..........          8,441
     18,074      * L-3 Communications Holdings, Inc ............        975,996
      3,256        Lockheed Martin Corp ........................        226,230
      1,791      * Orbital Sciences Corp .......................         14,240
        731      * Panamsat Corp ...............................         16,521
      1,646        PerkinElmer, Inc ............................         18,188
        451      * Remec, Inc ..................................          2,522
        763        Rockwell Collins, Inc .......................         20,921
        743      * Teledyne Technologies, Inc ..................         15,417
        510      * Viasat, Inc .................................          4,299
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        4,272,107
                                                                   ------------
 BASIC INDUSTRIES--0.71%
        387      * Aaon, Inc ...................................          7,264
        178      * AEP Industries, Inc .........................          6,319
      2,019      * Airgas, Inc .................................         34,929
        982        Albany International Corp (Class A) .........         26,426
      5,170        Alcoa, Inc ..................................        171,386
      2,085      * American Standard Cos, Inc ..................        156,584
        191        American Woodmark Corp ......................         10,721
        111      * Applied Films Corp ..........................          1,239
        971        Arch Coal, Inc ..............................         22,051
      2,824        Avery Dennison Corp .........................        177,206
        852        Ball Corp ...................................         35,341
      3,576        Black & Decker Corp .........................        172,363
        153      * BWAY Corp ...................................          2,440
        387        Cabot Corp ..................................         11,080
        948      * Cabot Microelectronics Corp .................         40,916
        568        Cambrex Corp ................................         22,777
        542        Carlisle Cos, Inc ...........................         24,379
         43        Centex Construction Products, Inc ...........          1,564
      1,026        Clarcor, Inc ................................         32,453
        354        Collins & Aikman Corp .......................          3,221
        700      * Collins & Aikman Corp Rts ...................              0
        836        Consol Energy, Inc ..........................         17,765
        532        Crompton Corp ...............................          6,773
        202        Deltic Timber Corp ..........................          6,961
        528      * Dionex Corp .................................         14,145
        877        Dr Horton, Inc ..............................         22,812
         14      * Drew Industries, Inc ........................            230
      2,690      * Earthshell Corp .............................          3,094
      5,632        Ecolab, Inc .................................        260,367
        808        Elcor Corp ..................................         22,099

   SHARES                                                             VALUE
   ------                                                             -----
         32      * EMCOR Group, Inc ............................   $      1,878
        150      * Encore Wire Corp ............................          2,132
        631      * Energy Conversion Devices, Inc ..............          9,900
        700        Ferro Corp ..................................         21,105
        168        Florida Rock Industries, Inc ................          6,016
        926        Fluor Corp ..................................         36,050
        517      * FMC Corp ....................................         15,588
        258        Foamex International, Inc ...................          2,861
      2,887      * Freeport-Mcmoran Copper & Gold, Inc (Class A)         51,533
        300      * Gentek, Inc .................................             66
        617        Georgia Gulf Corp ...........................         16,313
        356        Glatfelter ..................................          6,686
         90        Granite Construction, Inc ...................          2,275
      3,127      * Hecla Mining Co .............................         14,606
        625      * Hovnanian Enterprises, Inc (Class A) ........         22,413
        189      * Imco Recycling, Inc .........................          1,858
        904      * Insituform Technologies, Inc (Class A) ......         19,147
        364      * Ivex Packaging Corp .........................          8,288
      1,361        Jacobs Engineering Group, Inc ...............         47,310
        479      * Jarden Corp .................................          9,475
      9,595        Kimberly-Clark Corp .........................        594,890
        152        Lennar Corp .................................          9,300
        899      * Lone Star Technologies, Inc .................         20,587
        410        LSI Industries, Inc .........................          7,524
        228      * Lydall, Inc .................................          3,473
        509        MacDermid, Inc ..............................         10,944
      9,115        Masco Corp ..................................        246,934
         64      * Mobile Mini, Inc ............................          1,094
     12,265        Newmont Mining Corp .........................        322,937
         58      * Northwest Pipe Co ...........................          1,357
        322      * NVR, Inc ....................................        104,006
      1,947        Olin Corp ...................................         43,126
        145        OM Group, Inc ...............................          8,987
        535      * Palm Harbor Homes, Inc ......................         10,614
        221        Penford Corp ................................          3,996
        573      * Penwest Pharmaceuticals Co ..................         11,163
        314        Quaker Chemical Corp ........................          7,687
        525        Royal Gold, Inc .............................          7,161
      2,908      * Sealed Air Corp .............................        117,105
        884      * Shaw Group, Inc .............................         27,139
        499        Sigma-Aldrich Corp ..........................         25,015
        314      * Simpson Manufacturing Co, Inc ...............         17,939
        323        Spartech Corp ...............................          8,795
      1,787        Stanley Works ...............................         73,251
        703      * Steel Dynamics, Inc .........................         11,578
         60        Tredegar Corp ...............................          1,448
        224      * Trex Co, Inc ................................          7,034
        798        Valspar Corp ................................         36,006
        235        Vulcan Materials Co .........................         10,293
         83        Wausau-Mosinee Paper Corp ...................            999
        284      * WCI Communities, Inc ........................          8,216
        688        WD-40 Co ....................................         19,099
        489        West Pharmaceutical Services, Inc ...........         15,683
         20      * William Lyon Homes, Inc .....................            521
        863      * WR Grace & Co ...............................          2,573
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             3,408,879
                                                                   ------------
 CONSUMER CYCLICAL--13.53%
        215      * 1-800 Contacts, Inc .........................          2,897
      1,540      * 99 Cents Only Stores ........................         39,501
        487        Aaron Rents, Inc ............................         11,664
      3,100      * Abercrombie & Fitch Co (Class A) ............         74,772
      2,900      * Acclaim Entertainment, Inc ..................         10,237
        272      * Acme Communication, Inc .....................          1,999
        649      * Action Performance Cos, Inc .................         20,508
        620      * Advance Auto Parts ..........................         33,784

24  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
        508      Advanced Marketing Services, Inc ..............   $      9,296
        289      * Aeropostale, Inc ............................          7,910
        590      * AFC Enterprises, Inc ........................         18,426
        291      * Aftermarket Technology Corp .................          5,587
         80      * Alexander's, Inc ............................          6,144
      1,558      * Alliance Gaming Corp ........................         19,009
      1,619      * American Eagle Outfitters, Inc ..............         34,226
        385      * Ameristar Casinos, Inc ......................         11,181
        500      * Anntaylor Stores Corp .......................         12,695
    300,866        AOL Time Warner, Inc ........................      4,425,739
      1,099        Apogee Enterprises, Inc .....................         15,782
      5,188      * Apollo Group, Inc (Class A) .................        204,511
        670      * Apollo Group, Inc (University Of Phoenix
                     Online)                                             19,845
      2,602        Applebee's International, Inc ...............         59,716
        279        Arctic Cat, Inc .............................          4,852
         42        Arden Group, Inc (Class A) ..................          2,520
        845      * Argosy Gaming Co ............................         23,998
        388        Arvinmeritor, Inc ...........................          9,312
        150      * Bally Total Fitness Holding Corp ............          2,807
        104        Barnes Group, Inc ...........................          2,382
        262      * Beasley Broadcast Group, Inc (Class A) ......          3,864
        187      * Bebe Stores, Inc ............................          3,794
     10,618      * Bed Bath & Beyond, Inc ......................        400,723
      2,939        Big Lots, Inc ...............................         57,840
        681        Blockbuster, Inc (Class A) ..................         18,319
        136        Bob Evans Farms, Inc ........................          4,281
        387      * Boyd Gaming Corp ............................          5,565
        759      * Boyds Collection Ltd ........................          4,774
      3,349      * Brinker International, Inc ..................        106,331
        645      * Buca, Inc ...................................         12,287
         12      * Buckle, Inc .................................            296
      7,100      * Cablevision Systems Corp (Class A) ..........         67,166
        288      * Cablevision Systems Corp (Class A)
                     (Rainbow Media Group) .....................          2,520
        107      * Cache, Inc ..................................          1,459
        584      * California Pizza Kitchen, Inc ...............         14,483
        664        Callaway Golf Co ............................         10,518
      1,713      * Catalina Marketing Corp .....................         48,341
        604        Cato Corp (Class A) .........................         13,458
        599        CBRL Group, Inc .............................         18,270
        977      * CEC Entertainment, Inc ......................         40,350
        339      * Champps Entertainment, Inc ..................          4,133
        318      * Charlotte Russe Holding, Inc ................          7,101
        259      * Checkers Drive-In Restaurant ................          3,072
         51      * Cherokee, Inc ...............................          1,058
        433      * Chicago Pizza & Brewery, Inc ................          4,313
      1,535      * Chico's FAS, Inc ............................         55,751
        482      * Children's Place Retail Stores, Inc .........         12,773
        980      * Christopher & Banks Corp ....................         41,454
        304      * CKE Restaurants, Inc ........................          3,460
        333        Claire's Stores, Inc ........................          7,619
    107,278        Clear Channel Communications, Inc ...........      3,435,042
         61      * Coldwater Creek, Inc ........................          1,488
         40        Cole National Corp ..........................            759
        502      * Columbia Sportswear Co ......................         16,064
      2,245      * Comcast Corp (Class A) Special ..............         53,521
      2,502      * Copart, Inc .................................         40,607
     16,334      * Cox Communications, Inc (Class A) ...........        450,002
        816      * Cox Radio, Inc (Class A) ....................         19,666
        240        CPI Corp ....................................          4,678
        339      * Cross Media Marketing Corp ..................          3,180
        580      * Cumulus Media, Inc (Class A) ................          7,981
      8,073        Darden Restaurants, Inc .....................        199,403
        156      * DHB Industries, Inc .........................            632
     10,910        Dollar General Corp .........................        207,617

   SHARES                                                             VALUE
   ------                                                             -----
      4,549      * Dollar Tree Stores, Inc .....................   $    179,276
      1,230        Donaldson Co, Inc ...........................         43,099
        230        Dover Downs Gaming & Entertaintment, Inc ....          2,944
      1,371        Dow Jones & Co, Inc .........................         66,425
        184      * Dress Barn, Inc .............................          2,843
        437      * Elizabeth Arden, Inc ........................          7,639
        164      * Emmis Communications Corp (Class A) .........          3,472
      1,388      * Entercom Communications Corp ................         63,683
        148        Escalade, Inc ...............................          3,382
        356      * EUniverse, Inc ..............................          2,183
        604      * Extended Stay America, Inc ..................          9,785
        874        Factset Research Systems, Inc ...............         26,019
     52,602        Family Dollar Stores, Inc ...................      1,854,221
      2,302      * Foot Locker, Inc ............................         33,264
        849      * Fossil, Inc .................................         17,455
      2,419      * Fox Entertainment Group, Inc (Class A) ......         52,613
        900        Fred's, Inc .................................         33,102
        295        G & K Services, Inc (Class A) ...............         10,095
     24,657        Gap, Inc ....................................        350,129
         33        Garan, Inc ..................................          1,908
      5,368      * Gemstar-TV Guide International, Inc .........         28,934
        682      * Genesco, Inc ................................         16,607
      1,121      * Genesisintermedia, Inc ......................             34
      3,194      * Gentex Corp .................................         87,739
      2,123        Graco, Inc ..................................         53,372
         34        Gray Communications Systems, Inc ............            615
         31        Grey Global Group, Inc ......................         21,390
        614      * Group 1 Automotive, Inc .....................         23,424
        772      * GSI Commerce, Inc ...........................          5,737
        578      * Guitar Center, Inc ..........................         10,722
        275      * Gulfmark Offshore, Inc ......................         11,383
        994      * Gymboree Corp ...............................         15,924
        374        Hancock Fabrics, Inc ........................          6,942
     89,200        Harley-Davidson, Inc ........................      4,573,284
        960        Harman International Industries, Inc ........         47,280
      4,227        Harrah's Entertainment, Inc .................        187,467
      2,017        Harte-Hanks, Inc ............................         41,449
        258        Haverty Furniture Cos, Inc ..................          5,091
        287      * Hibbett Sporting Goods, Inc .................          7,284
      2,906        Hilton Hotels Corp ..........................         40,393
      1,572      * Hispanic Broadcasting Corp ..................         41,029
      1,515        Hollinger International, Inc ................         18,151
        220      * Hollywood Casino Corp (Class A) .............          2,372
      1,232      * Hollywood Entertainment Corp ................         25,478
      1,325      * Hot Topic, Inc ..............................         35,391
        582        iDine Rewards Network, Inc ..................          6,682
        718      * IHOP Corp ...................................         21,131
        440      * Information Holdings, Inc ...................         10,736
        128      * Insight Communications Co, Inc ..............          1,555
     37,609      * International Game Technology ...............      2,132,430
        540        International Speedway Corp (Class A) .......         21,654
     13,227        Interpublic Group Of Cos, Inc ...............        327,501
        757      * Intertan, Inc ...............................          8,441
        437      * Isle Of Capri Casinos, Inc ..................          8,841
        737      * Jack In The Box, Inc ........................         23,437
         53      * Jakks Pacific, Inc ..........................            939
         39      * Jo-Ann Stores, Inc (Class A) ................          1,138
        684      * Jones Apparel Group, Inc ....................         25,650
        177      * Kenneth Cole Productions, Inc (Class A) .....          5,018
         74      * Keystone Automotive Industries, Inc .........          1,423
        429      * Kirby Corp ..................................         10,481
     29,058      * Kohl's Corp .................................      2,036,385
      1,560      * Krispy Kreme Doughnuts, Inc .................         50,216
        898      * Kroll, Inc ..................................         18,823
        265        K-Swiss, Inc (Class A) ......................          6,880

                        SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 25

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
      2,006      * Lamar Advertising Co ........................   $     74,605
        188        La-Z-Boy, Inc ...............................          4,738
      2,920        Leggett & Platt, Inc ........................         68,272
        636        Libbey, Inc .................................         21,688
    232,870      * Liberty Media Corp (Class A) ................      2,328,700
      8,738        Limited, Inc ................................        186,119
     21,990      * Lin TV Corp (Class A) .......................        594,610
      1,321      * Linens `n Things, Inc .......................         43,342
        156      * Lodgenet Entertainment Corp .................          2,246
        210      * Mandalay Resort Group .......................          5,786
        273        Marine Products Corp ........................          3,175
      4,167        Marriott International, Inc (Class A) .......        158,554
        434      * Martha Stewart Living Omnimedia, Inc (Class A)         4,978
      3,119        Maytag Corp .................................        133,025
      7,260        McGraw-Hill Cos, Inc ........................        433,422
      2,228      * Mediacom Communications Corp ................         17,356
        404      * Medis Technologies Ltd ......................          3,188
        425      * Men's Wearhouse, Inc ........................         10,838
        238        Meredith Corp ...............................          9,123
        778      * Metro One Telecommunications, Inc ...........         10,861
        944      * Metro-Goldwyn-Mayer, Inc ....................         11,045
        309        MGM Mirage ..................................         10,429
      2,457      * Michaels Stores, Inc ........................         95,823
        689      * Micros Systems, Inc .........................         19,092
      1,138      * Midway Games, Inc ...........................          9,673
      2,097      * Mohawk Industries, Inc ......................        129,028
        697      * Monaco Coach Corp ...........................         14,833
        135      * Monarch Casino & Resort, Inc ................          1,999
        103      * Morgan Group Holding Co .....................             54
         54      * Mossimo, Inc ................................            483
         84      * Mothers Work, Inc ...........................          3,300
        720      * Movie Gallery, Inc ..........................         15,193
      1,156        MSC Industrial Direct Co (Class A) ..........         22,542
        808      * MTR Gaming Group, Inc .......................         13,478
        425      * Multimedia Games, Inc .......................          9,261
      1,254      * Nautilus Group, Inc .........................         38,372
      3,698        New York Times Co (Class A) .................        190,376
     52,675        Nike, Inc (Class B) .........................      2,826,014
      1,079      * Oakley, Inc .................................         18,775
        600      * O'Charley's, Inc ............................         15,180
     68,533        Omnicom Group, Inc ..........................      3,138,811
      1,265      * O'Reilly Automotive, Inc ....................         34,863
        435        Oshkosh B'gosh, Inc (Class A) ...............         18,918
        375        Oshkosh Truck Corp ..........................         22,166
      1,360      * Outback Steakhouse, Inc .....................         47,736
        683      * P.F. Chang's China Bistro, Inc ..............         21,460
      1,262      * Pacific Sunwear Of California, Inc ..........         27,979
        954      * Panera Bread Co (Class A) ...................         32,884
        523      * Papa John's International, Inc ..............         17,463
        363      * Parkervision, Inc ...........................          6,962
        260      * Payless Shoesource, Inc .....................         14,984
      1,130      * Penn National Gaming, Inc ...................         20,510
        292      * Penton Media, Inc ...........................            622
      1,565      * Performance Food Group Co ...................         52,991
      1,840        Pier 1 Imports, Inc .........................         38,640
      2,447      * Pinnacle Systems, Inc .......................         26,890
        654      * Pixar, Inc ..................................         28,841
        570      * PLATO Learning, Inc .........................          5,626
        600      * Playboy Enterprises, Inc (Class B) ..........          7,650
      1,171        Polaris Industries, Inc .....................         76,115
      1,295      * Presstek, Inc ...............................          5,180
         16      * Pricesmart, Inc .............................            616
      3,831      * Primedia, Inc ...............................          4,674
        635      * Private Media Group, Inc ....................          1,816

   SHARES                                                             VALUE
   ------                                                             -----
        594      * Quiksilver, Inc .............................   $     14,731
        353      * Racing Champions Ertl Corp ..................          6,513
      1,636      * Radio One, Inc (Class D) ....................         24,296
        789      * Rare Hospitality International, Inc .........         21,240
      1,211        Reader's Digest Association, Inc (Class A) ..         22,682
        396      * Regal Entertainment Group (Class A) .........          9,227
        630      * Regent Communications, Inc ..................          4,447
      1,260        Regis Corp ..................................         34,044
      1,194      * Rent-A-Center, Inc ..........................         69,264
        788      * Resources Connection, Inc ...................         21,253
        246        Riviana Foods, Inc ..........................          6,234
      3,355        Ross Stores, Inc ............................        136,652
        877        R.R. Donnelley & Sons Co ....................         24,145
      3,156        Ruby Tuesday, Inc ...........................         61,226
      1,835      * Ryan's Family Steak Houses, Inc .............         24,205
        636      * Saga Communications, Inc (Class A) ..........         14,310
        360      * Salem Communications Corp (Class A) .........          8,946
        313        Schawk, Inc .................................          3,343
        646      * Scholastic Corp .............................         24,483
      1,402      * Scientific Games Corp (Class A) .............         11,132
        304      * Scotts Co (Class A) .........................         13,802
        865      * SCP Pool Corp ...............................         24,012
      1,055        Scripps (E.W.) Co (Class A) .................         81,215
         97      * Shoe Carnival, Inc ..........................          2,068
        735      * Shuffle Master, Inc .........................         13,488
        396      * SkillSoft Corp ..............................          3,109
        707      * Sonic Automotive, Inc .......................         18,205
      1,535      * Sonic Corp ..................................         48,214
      1,861      * Sotheby's Holdings, Inc (Class A) ...........         26,519
      1,503      * Spanish Broadcasting System, Inc (Class A) ..         15,030
        379        Spartan Motors, Inc .........................          5,799
        543      * Speedway Motorsports, Inc ...................         13,808
      1,005      * Sports Resorts International, Inc ...........          5,427
        376      * Stage Stores, Inc ...........................         13,055
        185      * Stanley Furniture Co, Inc ...................          4,945
     15,500      * Starbucks Corp ..............................        385,175
        836      * Station Casinos, Inc ........................         14,923
        553      * Stein Mart, Inc .............................          6,564
         31      * Steven Madden Ltd ...........................            615
        712        Sturm Ruger & Co, Inc .......................         10,061
        523        Superior Industries International, Inc ......         24,179
      1,077      * Sylvan Learning Systems, Inc ................         21,475
        842        Talbots, Inc ................................         29,470
        273        Tanger Factory Outlet Centers, Inc ..........          8,054
     65,910        Target Corp .................................      2,511,171
      1,913      * The Cheesecake Factory, Inc .................         67,873
        708      * The Sports Authority, Inc ...................          8,029
        297        The Steak n Shake Co ........................          4,642
        319        Thor Industries, Inc ........................         22,726
      1,648      * THQ, Inc ....................................         49,143
     78,038        Tiffany & Co ................................      2,746,938
        998      * Timberland Co (Class A) .....................         35,748
     24,447        TJX Cos, Inc ................................        479,406
      1,421      * Too, Inc ....................................         43,767
      1,474      * Topps Co, Inc ...............................         14,828
        141      * Tropical Sportswear International Corp ......          3,126
      1,335        Tyler Technologies, Inc .....................          7,077
      6,590      * U.S.A. Networks, Inc ........................        154,536
        592      * Universal Electronics, Inc ..................          8,856
      6,042      * Univision Communications, Inc (Class A) .....        189,719
        307      * Urban Outfitters, Inc .......................         10,653
      1,096      * Vastera, Inc ................................          4,811
    120,213      * Viacom, Inc (Class B) .......................      5,333,851
    304,542        Wal-Mart Stores, Inc ........................     16,752,855
      2,425        Wendy's International, Inc ..................         96,541


26  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
        520      * Westpoint Stevens, Inc ......................   $      2,002
      3,646        Westwood One, Inc ...........................        121,780
      1,052      * Wet Seal, Inc (Class A) .....................         25,564
      2,059        Wiley (John) & Sons, Inc (Class A) ..........         49,375
      3,606      * Williams-Sonoma, Inc ........................        110,560
        501        Winnebago Industries, Inc ...................         22,034
         62        WMS Industries, Inc .........................            760
        163        Woodward Governor Co ........................          9,637
        410      * World Wrestling Federation Entertainment, Inc          5,986
     17,824      * Yahoo!, Inc .................................        263,082
        215      * Young Broadcasting, Inc (Class A) ...........          3,823
      9,469      * Yum Brands, Inc .............................        276,787
        361      * Zale Corp ...................................         13,079
        397      * Zomax, Inc ..................................          1,548
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           65,295,574
                                                                   ------------
 CONSUMER NON-CYCLICAL--11.98%
        508      * 1-800-Flowers.com, Inc (Class A) ............          5,669
        520      * 7-Eleven, Inc ...............................          4,186
        252      * AC Moore Arts & Crafts, Inc .................         11,839
        108        Alberto-Culver Co (Class B) .................          5,162
      7,948      * Amazon.Com, Inc .............................        129,155
        550      * American Italian Pasta Co (Class A) .........         28,045
     25,251        Anheuser-Busch Cos, Inc .....................      1,262,550
      1,272      * Aramark Corp (Class B) ......................         31,800
      2,628      * Autozone, Inc ...............................        203,144
     85,200        Avon Products, Inc ..........................      4,450,848
        810      * Barnes & Noble, Inc .........................         21,408
        167      * Benihana, Inc (Class A) .....................          3,090
     12,391      * Best Buy Co, Inc ............................        449,793
      2,397      * BJ's Wholesale Club, Inc ....................         92,285
        531        Blyth, Inc ..................................         16,578
        544      * Borders Group, Inc ..........................         10,010
        383      * Boston Beer Co, Inc (Class A) ...............          6,082
        115        Bridgford Foods Corp ........................          1,524
      1,415        Brown-Forman Corp (Class B) .................         97,608
      1,539      * Cadiz, Inc ..................................         13,080
      3,145      * CDW Computer Centers, Inc ...................        147,217
      1,492      * Chiquita Brands International, Inc ..........         26,693
        868        Church & Dwight Co, Inc .....................         27,194
        794      * Circuit City Stores, Inc (Carmax Group) .....         17,175
      2,671        Circuit City Stores, Inc (Circuit City Group) .       50,030
      4,311        Clorox Co ...................................        178,178
      1,494      * Coach, Inc ..................................         82,021
         53        Coca-Cola Bottling Co Consolidated ..........          2,279
     71,144        Coca-Cola Co ................................      3,984,064
      9,324        Coca-Cola Enterprises, Inc ..................        205,874
     56,265        Colgate-Palmolive Co ........................      2,816,063
      1,089      * Constellation Brands, Inc (Class A) .........         34,848
        813      * Cost Plus, Inc ..............................         24,763
      8,389        Costco Wholesale Corp .......................        323,983
         99        Deb Shops, Inc ..............................          3,342
        162      * DEL Laboratories, Inc .......................          4,047
        629      * Del Monte Foods Co ..........................          7,422
        851        Delta & Pine Land Co ........................         17,105
      2,556        Dial Corp ...................................         51,171
        719        Dreyer's Grand Ice Cream, Inc ...............         49,323
        729      * Duane Reade, Inc ............................         24,822
     21,235      * eBay, Inc ...................................      1,308,501
        417      * Electronics Boutique Holdings Corp ..........         12,218
        928      * Energizer Holdings, Inc .....................         25,428
      2,995        Estee Lauder Cos (Class A) ..................        105,424
        840        Ethan Allen Interiors, Inc ..................         29,258
      6,200     b* EToys, Inc ..................................             31
        333      * Expedia, Inc (Class A) ......................         19,744

   SHARES                                                             VALUE
   ------                                                             -----
         96      * Expedia, Inc Wts 02/04/09 ...................   $      2,784
        546      * Factory 2-U Stores, Inc .....................          7,562
        693      * FAO, Inc ....................................          5,496
          3        Farmer Brothers Co ..........................          1,088
      2,483        Fastenal Co .................................         95,620
      1,407        Fleming Cos, Inc ............................         25,537
         48      * Flowers Foods, Inc ..........................          1,240
        258      * FTD, Inc (Class A) ..........................          3,326
        769      * FTI Consulting, Inc .........................         26,923
      1,264      * Furniture Brands International, Inc .........         38,212
        222      * Gaiam, Inc ..................................          3,246
        388      * Galyans Trading Co, Inc .....................          8,851
        523      * Gamestop Corp ...............................         10,968
        243      * Gart Sports Co ..............................          6,918
     10,546        General Mills, Inc ..........................        464,666
    126,433        Gillette Co .................................      4,282,286
        141      * Green Mountain Coffee, Inc ..................          2,991
        699        Herbalife International, Inc (Class B) ......         13,386
      3,314        Herman Miller, Inc ..........................         67,274
      2,444        Hershey Foods Corp ..........................        152,750
      5,734        HJ Heinz Co .................................        235,667
    304,147        Home Depot, Inc .............................     11,171,319
        270      * Horizon Organic Holding Corp ................          4,752
      1,718      * Insight Enterprises, Inc ....................         43,276
        124        Inter Parfums, Inc ..........................            859
      1,508        International Flavors & Fragrances, Inc .....         48,966
         57      * International Multifoods Corp ...............          1,481
        805        Interstate Bakeries Corp ....................         23,233
        148      * J & J Snack Foods Corp ......................          6,651
        499      * Jill (J.) Group, Inc ........................         18,928
        783        JM Smucker Co ...............................         26,690
      6,096        Kellogg Co ..................................        218,603
     34,279        Kraft Foods, Inc (Class A) ..................      1,403,725
     20,819      * Kroger Co ...................................        414,298
      1,004        Lance, Inc ..................................         14,619
     30,260        Lowe's Cos ..................................      1,373,804
        704      * Marvel Enterprises, Inc .....................          3,844
     16,905        Mattel, Inc .................................        356,035
      2,944        McCormick & Co, Inc (Non-Vote) ..............         75,808
        578      * Monterey Pasta Co ...........................          5,440
        412        Nash Finch Co ...............................         13,160
        117      * National Beverage Corp ......................          1,636
         28        Nature's Sunshine Products, Inc .............            316
      1,700      * NBTY, Inc ...................................         26,316
        160      * Netlix, Inc .................................          2,235
      1,075        Newell Rubbermaid, Inc ......................         37,669
        511        Nu Skin Enterprises, Inc (Class A) ..........          7,425
        315        Oneida Ltd ..................................          6,032
         65      * Overstock.Com, Inc ..........................            912
         78      * Pathmark Stores, Inc ........................          1,466
        258      * Paypal, Inc .................................          5,207
         59      * PC Connection, Inc ..........................            242
        361      * Peets Coffee & Tea, Inc .....................          6,639
      7,687        Pepsi Bottling Group, Inc ...................        236,760
    148,351        Pepsico, Inc ................................      7,150,518
      2,542      * Perrigo Co ..................................         33,046
        610      * Petco Animal Supplies, Inc ..................         15,183
      5,344      * Petsmart, Inc ...............................         85,718
     97,748        Philip Morris Cos, Inc ......................      4,269,633
      5,267      * Priceline.com, Inc ..........................         14,695
        660      * Princeton Review, Inc .......................          6,020
     32,871        Procter & Gamble Co .........................      2,935,380
      8,859        RadioShack Corp .............................        266,302
        741      * Restoration Hardware, Inc ...................          6,544
      6,390      * Rite Aid Corp ...............................         15,017

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  27

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
         63        Russ Berrie & Co, Inc .......................   $      2,229
      8,335      * Safeway, Inc ................................        243,299
        208        Sanderson Farms, Inc ........................          5,198
     16,200        Sara Lee Corp ...............................        334,368
        619        Schweitzer-Mauduit International, Inc .......         15,216
        373        Sensient Technologies Corp ..................          8,482
        265      * Sharper Image Corp ..........................          5,335
        609      * Skechers USA, Inc (Class A) .................         13,160
     20,924      * Staples, Inc ................................        412,203
         33        Thomas Industries, Inc ......................            950
        932      * Ticketmaster (Class B) ......................         17,438
      1,091        Tootsie Roll Industries, Inc ................         42,069
        104      * Tractor Supply Co ...........................          7,381
        354      * Tuesday Morning Corp ........................          6,570
      1,254        Tupperware Corp .............................         26,071
         94      * Tweeter Home Entertainment Group, Inc .......          1,536
        788      * United Natural Foods, Inc ...................         15,366
        158        Universal Corp ..............................          5,796
      3,912        UST, Inc ....................................        133,008
        800     b* Value America, Inc ..........................              0
        851      * Valuevision International, Inc (Class A) ....         15,446
        847        Vector Group Ltd ............................         14,907
        357      * Virbac Corp .................................          2,271
     98,343        Walgreen Co .................................      3,798,990
      1,067      * Weight Watchers International, Inc ..........         46,330
         45        Weis Markets, Inc ...........................          1,653
        465      * Whitehall Jewellers, Inc ....................          9,640
      2,539      * Whole Foods Market, Inc .....................        122,431
        798      * Wild Oats Markets, Inc ......................         12,848
      4,465        Wrigley (Wm.) Jr Co .........................        247,138
      1,123      * Yankee Candle Co, Inc .......................         30,422
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       57,833,018
                                                                   ------------
 ENERGY--2.23%
      1,477        Amerada Hess Corp ...........................        121,853
      4,640        Anadarko Petroleum Corp .....................        228,752
     40,120        Apache Corp .................................      2,306,098
        383      * Atwood Oceanics, Inc ........................         14,363
    104,903        Baker Hughes, Inc ...........................      3,492,221
        716        Berry Petroleum Co (Class A) ................         12,065
     43,734        BJ Services Co ..............................      1,481,708
      2,634        Burlington Resources, Inc ...................        100,092
      1,542      * Cal Dive International, Inc .................         33,924
        373        Carbo Ceramics, Inc .........................         13,782
      5,520      * Chesapeake Energy Corp ......................         39,744
      1,828      * Cooper Cameron Corp .........................         88,512
     32,994        Diamond Offshore Drilling, Inc ..............        940,329
        255      * Dril-Quip, Inc ..............................          6,362
      5,272        Ensco International, Inc ....................        143,715
        796      * Evergreen Resources, Inc ....................         33,830
        641      * Exploration Co Of Delaware, Inc .............          4,295
        565      * Forest Oil Corp .............................         16,063
      1,101        Frontier Oil Corp ...........................         19,378
        634        Getty Realty Corp ...........................         12,826
      2,393      * Global Industries Ltd .......................         16,681
      3,818      * Grant Prideco, Inc ..........................         51,925
      7,010      * Grey Wolf, Inc ..............................         28,671
         99      * Gulf Island Fabrication, Inc ................          1,816
     10,383        Halliburton Co ..............................        165,505
        227      * Hanover Compressor Co .......................          3,065
        726      * Harvest Natural Resources, Inc ..............          3,616
        426      * Horizon Offshore, Inc .......................          3,595
        321      * Houston Exploration Co ......................          9,309
        472      * Hydril Co ...................................         12,650
      3,824      * Key Energy Services, Inc ....................         40,152

   SHARES                                                             VALUE
   ------                                                             -----
        541      * Key Production Co, Inc ......................   $     10,550
      1,990      * Magnum Hunter Resources, Inc ................         15,663
      1,575      * Maverick Tube Corp ..........................         23,625
      1,033        Murphy Oil Corp .............................         85,223
      4,615      * Nabors Industries Ltd .......................        162,910
      1,723      * National-Oilwell, Inc .......................         36,269
      1,000      * Newfield Exploration Co .....................         37,170
      1,308        Noble Energy, Inc ...........................         47,128
      4,554        Ocean Energy, Inc ...........................         98,685
        632      * Oceaneering International, Inc ..............         17,064
        986        Patina Oil & Gas Corp .......................         27,053
      2,909      * Patterson-UTI Energy, Inc ...................         82,121
      1,073        Pioneer Natural Resources Co ................         27,931
      1,008      * Plains Resources, Inc .......................         26,964
        300        Pogo Producing Co ...........................          9,786
      2,324      * Pride International, Inc ....................         36,394
        435        Prima Energy Corp ...........................          9,914
        600      * Pure Resources, Inc .........................         12,480
        629      * Remington Oil & Gas Corp ....................         12,518
      1,980        Rowan Cos, Inc ..............................         42,471
        491        RPC, Inc ....................................          5,794
      1,986      * Smith International, Inc ....................        135,425
        908      * Spinnaker Exploration Co ....................         32,706
         79        St. Mary Land & Exploration Co ..............          1,890
        419      * Stone Energy Corp ...........................         16,865
      2,045      * Superior Energy Services, Inc ...............         20,757
      1,096        Tidewater, Inc ..............................         36,080
      1,514        Unit Corp ...................................         26,268
      1,768      * Varco International, Inc ....................         31,011
        301        Vintage Petroleum, Inc ......................          3,582
      3,411      * Weatherford International Ltd ...............        147,355
        957      * W-H Energy Services, Inc ....................         21,207
         88        World Fuel Services Corp ....................          2,146
        304        XTO Energy, Inc .............................          6,262
                                                                   ------------
                   TOTAL ENERGY                                      10,756,164
                                                                   ------------
 FINANCIAL SERVICES--9.12%
        788      * Affiliated Managers Group, Inc ..............         48,462
     10,735        Aflac, Inc ..................................        343,520
        110        Alabama National Bancorp ....................          4,762
        651        Alexandria Real Estate Equities, Inc ........         32,120
        728        Alfa Corp ...................................          8,518
         61        Allegiant Bancorp, Inc ......................          1,108
      3,307        Allied Capital Corp .........................         74,904
        242        Ambac Financial Group, Inc ..................         16,262
        290        America First Mortgage Investments, Inc .....          2,857
        506        American Capital Strategies Ltd .............         13,900
     29,563        American Express Co .........................      1,073,728
        268        American Home Mortgage Holdings, Inc ........          3,342
    153,338        American International Group, Inc ...........     10,462,252
         81        American National Bankshares, Inc ...........          2,219
      2,234      * AmeriCredit Corp ............................         62,664
      3,864      * Ameritrade Holdings Corp (Class A) ..........         17,697
      1,087     b* ANC Rental Corp .............................            196
        875        Anchor Bancorp Wisconsin, Inc ...............         21,096
         99        Apex Mortgage Capital, Inc ..................          1,484
        294        Arrow Financial Corp ........................          9,993
        181        Bancorp Connecticut, Inc ....................          5,079
         64        Bank Of Granite Corp ........................          1,260
      9,986        Bank Of New York Co, Inc ....................        337,028
        107        Bank Of The Ozarks, Inc .....................          2,390
         31        BKF Capital Group, Inc ......................            883
        700      * Blackrock, Inc ..............................         31,010
        726        Boston Private Financial Holdings, Inc ......         17,961
        430      * Brookline Bancorp, Inc ......................         10,871
      2,075        Brown & Brown, Inc ..........................         65,363

                       SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 FINANCIAL SERVICES--(CONTINUED)
        152        Bryn Mawr Bank Corp .........................   $      6,123
         20        BSB Bancorp, Inc ............................            534
         57        Camden National Corp ........................          1,586
      8,424        Capital One Financial Corp ..................        514,285
        295        Capitol Bancorp Ltd .........................          7,027
        325        Cascade Bancorp .............................          5,844
      2,521      * Catellus Development Corp ...................         51,479
        639        Cathay Bancorp, Inc .........................         26,518
         51        CBL & Associates Properties, Inc ............          2,065
         72        CCBT Financial Cos, Inc .....................          2,046
        416      * CCC Information Services Group, Inc .........          5,824
         96        Centennial Bancorp ..........................            755
        302      * Central Coast Bancorp .......................          6,844
         56        Century Bancorp, Inc (Class A) ..............          1,532
     40,758        Charles Schwab Corp .........................        456,490
         34        Charter Financial Corp ......................            967
        918        Chateau Communities, Inc ....................         28,091
      1,147        Chelsea Property Group, Inc .................         38,367
         61        Chemical Financial Corp .....................          2,287
      1,228        Chittenden Corp .............................         35,587
      3,796      * Choicepoint, Inc ............................        172,604
    189,230        Citigroup, Inc ..............................      7,332,663
        939      * Citizens, Inc ...............................         12,170
        210        City Bank ...................................          6,720
        417        City Holding Co .............................          9,754
        185      * Clark/Bardes, Inc ...........................          4,222
        343        Coastal Financial Corp ......................          5,076
        300        CoBiz, Inc ..................................          5,157
        238        Columbia Bancorp ............................          5,615
      2,434        Commerce Bancorp, Inc .......................        107,583
         47        Commonwealth Bancorp, Inc ...................          1,394
        202        Community Banks, Inc ........................          5,939
        656        Community First Bankshares, Inc .............         17,103
        157      * CompuCredit Corp ............................          1,102
        269        CPB, Inc ....................................         12,355
      1,100        Crawford & Co (Class B) .....................          8,910
        420      * Credit Acceptance Corp ......................          5,271
        995        Crown American Realty Trust .................          9,353
        609      * CSK Auto Corp ...............................          8,489
      1,140        CVB Financial Corp ..........................         25,889
        928        Dime Community Bancshares ...................         21,039
      1,166        Doral Financial Corp ........................         38,933
      5,626      * E*trade Group, Inc ..........................         30,718
         20      * Eagle Bancshares, Inc .......................            519
        588        East West Bancorp, Inc ......................         20,298
      2,583        Eaton Vance Corp ............................         80,590
        593        Essex Property Trust, Inc ...................         32,426
        592      * Euronet Worldwide, Inc ......................          9,455
         49        F & M Bancorp ...............................          1,728
     96,295        Fannie Mae ..................................      7,101,756
         17        Farmers Capital Bank Corp ...................            599
        329      * Federal Agricultural Mortgage Corp (Class C)           8,784
      1,505        Federal Realty Investment Trust .............         41,704
      3,754        Federated Investors, Inc (Class B) ..........        129,776
     53,994        Fifth Third Bancorp .........................      3,598,700
        471        Financial Federal Corp ......................         15,590
        343        Financial Institutions, Inc .................         12,986
        920        First Bancorp (Puerto Rico) .................         34,684
        366        First Busey Corp ............................          8,129
        200        First Community Bancorp .....................          4,638
        195        First Community Bancshares ..................          6,564
         17        First Essex Bancorp, Inc ....................            581
         36        First Federal Capital Corp ..................            795
         82        First Financial Bancorp .....................          1,603

   SHARES                                                             VALUE
   ------                                                             -----
        204        First Financial Bankshares, Inc .............   $      8,531
         94        First Financial Holdings, Inc ...............          3,020
        176        First National Corp .........................          5,312
        386        First Niagara Financial Group, Inc ..........         10,708
         48        First Oak Brook Bancshares, Inc .............          1,514
         60      * First Republic Bank .........................          1,649
         65        First Sentinel Bancorp, Inc .................            893
        115        First South Bancorp, Inc ....................          4,167
        159        First State Bancorp .........................          4,131
         42        Flagstar Bancorp, Inc .......................            969
         47        Flushing Financial Corp .....................            962
         22        FNB Corp (Virginia) .........................            670
        111        Franklin Financial Corp .....................          2,831
     27,703        Freddie Mac .................................      1,695,424
        518      * Friedman, Billings, Ramsey Group, Inc .......          6,584
        663        Frontier Financial Corp .....................         19,459
        275      * Gabelli Asset Management, Inc (Class A) .....         10,038
        106        Gables Residential Trust ....................          3,383
      3,103        Gallagher (Arthur J.) & Co ..................        107,519
      1,208      * Gartner, Inc (Class B) ......................         11,355
        459        Glacier Bancorp, Inc ........................         11,237
        119        Gladstone Capital Corp ......................          2,146
        903        Glimcher Realty Trust .......................         16,688
         57        Gold Banc Corp, Inc .........................            624
         97        Granite Stae Bankshares, Inc ................          3,181
        235        Great Southern Bancorp, Inc .................          9,349
        360        Greater Bay Bancorp .........................         11,074
        357      * Hanmi Financial Corp ........................          6,112
        173        Harbor Florida Bancshares, Inc ..............          3,836
        754        Harleysville National Corp ..................         20,366
        407        HCC Insurance Holdings, Inc .................         10,717
      1,200        Hilb, Rogal & Hamilton Co ...................         54,300
      2,253        Hooper Holmes, Inc ..........................         18,024
      4,065        Household International, Inc ................        202,031
        579        Hudson United Bancorp .......................         16,536
        370        Humboldt Bancorp ............................          6,213
        500        Independent Bank Corp (Massachusetts) .......         11,445
        210        Independent Bank Corp (Michigan) ............          6,628
        234        Interchange Financial Services Cp ...........          6,489
        942        International Bancshares Corp ...............         39,790
      2,178      * Investment Technology Group, Inc ............         71,221
      2,619        Investors Financial Services Corp ...........         87,841
        299        Investors Real Estate Trust .................          3,182
         21        Irwin Financial Corp ........................            422
      1,786        ITT Educational Services, Inc ...............         38,935
        670        Jefferies Group, Inc ........................         28,194
        915        John Nuveen Co (Class A) ....................         23,516
        176      * Jones Lang Lasalle, Inc .....................          4,344
        550        JP Realty, Inc ..............................         14,647
        240      * Knight Trading Group, Inc ...................          1,258
        243      * LaBranche & Co, Inc .........................          5,565
        458        Lakeland Bancorp, Inc .......................          9,957
        164        Lakeland Financial Corp .....................          4,727
         53        Leeds Federal Bankshares, Inc ...............          1,693
      1,499        Legg Mason, Inc .............................         73,932
        129      * Lendingtree, Inc ............................          1,637
         35      * Local Financial Corp ........................            570
         38        LSB Bancshares, Inc .........................            759
      1,350        Macerich Co .................................         41,824
        277        MAF Bancorp, Inc ............................         10,410
        424        Main Street Banks, Inc ......................          8,768
        591        Manufactured Home Communities, Inc ..........         20,744
         43      * Markel Corp .................................          8,470
     10,902        Marsh & McLennan Cos, Inc ...................      1,053,133
         27        MB Financial, Inc ...........................            903

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  29

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 FINANCIAL SERVICES--(CONTINUED)
     28,165        MBNA Corp ...................................   $    931,417
      8,432        Mellon Financial Corp .......................        264,857
        106        Merchants Bancshares, Inc ...................          3,011
        111        Meritage Corp ...............................          5,065
        639        Mid Atlantic Realty Trust ...................         11,234
        111        Mid-State Bancshares ........................          2,140
        286        Midwest Banc Holdings, Inc ..................          8,549
        900        Mills Corp ..................................         27,900
        204        Mission West Properties, Inc ................          2,483
        241        Mississippi Valley Bancshares, Inc ..........         12,467
        163        Nara Bancorp, Inc ...........................          3,748
         91        NASB Financial, Inc .........................          2,000
        737        National Penn Bancshares, Inc ...............         19,309
        193        Nationwide Health Properties, Inc ...........          3,615
         35        NBC Capital Corp ............................          1,329
        616        NBT Bancorp, Inc ............................         11,119
        665      * NetBank, Inc ................................          7,747
      2,202        Neuberger Berman, Inc .......................         80,593
        558        New Century Financial Corp ..................         19,503
      1,566        New York Community Bancorp, Inc .............         42,439
      1,649        North Fork Bancorp, Inc .....................         65,615
     31,175        Northern Trust Corp .........................      1,373,571
        433        Northwest Bancorp, Inc ......................          5,712
        212        OceanFirst Financial Corp ...................          5,114
          2        Old National Bancorp ........................             51
         75        Old Second Bancorp, Inc .....................          2,754
        504        Oriental Financial Group, Inc ...............         12,781
        278      * OSI Systems, Inc ............................          5,507
      1,447        Pacific Capital Bancorp .....................         34,578
        543        Pacific Northwest Bancorp ...................         16,996
        276      * Pacific Union Bank ..........................          4,819
         55      * Partners Trust Financial Group, Inc .........            879
        123        Peapack Gladstone Financial Corp ............          7,525
        262        Pennrock Financial Services Corp ............          8,628
        583        Pennsylvania Real Estate Investment Trust ...         15,805
        137        Peoples Bancorp, Inc ........................          3,911
        152        Privatebancorp, Inc .........................          4,580
      5,559        Progressive Corp ............................        321,482
        207        Prosperity Bancshares, Inc ..................          3,767
        101        Provident Bancorp, Inc ......................          2,830
         70        Provident Bankshares Corp ...................          1,657
        873        Provident Financial Group, Inc ..............         25,309
      3,771      * Providian Financial Corp ....................         22,173
     16,561      * Prudential Financial, Inc ...................        552,475
        353        R & G Financial Corp (Class B) ..............          8,363
        414        Republic Bancorp, Inc .......................          6,177
        529        Rouse Co ....................................         17,447
         90        Royal Bancshares Of Pennsylvania (Class A) ..          1,925
        995        S & T Bancorp, Inc ..........................         26,865
        231        S.Y. Bancorp, Inc ...........................          9,459
        327        Sandy Spring Bancorp, Inc ...................         10,513
         88        Saul Centers, Inc ...........................          2,278
        100      * Saxon Capital, Inc ..........................          1,625
         51        Seacoast Banking Corp Of Florida ............          2,944
         68        Seacoast Financial Services Corp ............          1,703
         65        Second Bancorp, Inc .........................          1,773
      3,379        SEI Investments Co ..........................         95,186
        169      * Silicon Valley Bancshares ...................          4,452
        106        Sizeler Property Investors ..................          1,156
      5,583        Slm Corp ....................................        540,993
        666      * Southwest Bancorp Of Texas, Inc .............         24,123
      1,256        St. Joe Co ..................................         37,681
      4,492        Starwood Hotels & Resorts Worldwide, Inc ....        147,656
         42        State Bancorp, Inc ..........................            736

   SHARES                                                             VALUE
   ------                                                             -----
     10,021        State Street Corp ...........................   $    447,939
      2,135        Staten Island Bancorp, Inc ..................         40,951
        143        Sterling Bancorp ............................          5,105
        817        Sterling Bancshares, Inc ....................         12,067
        561        Sterling Financial Corp (Pennsylvania) ......         14,003
      2,624        Stilwell Financial, Inc .....................         47,757
        510        Suffolk Bancorp .............................         18,615
         42        Summit Bancshares, Inc ......................          1,019
         16        Sun Bancorp, Inc ............................            392
        359        Sun Communities, Inc ........................         14,981
        178        Susquehanna Bancshares, Inc .................          4,039
     12,057        Synovus Financial Corp ......................        331,809
        767      * Syntroleum Corp .............................          2,209
      1,799        T Rowe Price Group, Inc .....................         59,117
      1,794        TCF Financial Corp ..........................         88,051
        263        Texas Regional Bancshares, Inc (Class A) ....         12,798
         27        Three Rivers Bancorp, Inc ...................            480
        281        Tompkins Trustco, Inc .......................         13,685
        693        Town & Country Trust ........................         15,523
        127      * Triad Guaranty, Inc .........................          5,528
        116        Trico Bancshares ............................          3,069
        184        Trust Co Of New Jersey ......................          4,725
      3,132        Trustco Bank Corp Ny ........................         41,248
        249        U.S.B. Holding Co, Inc ......................          5,125
        789        UCBH Holdings, Inc ..........................         29,990
        825        Umpqua Holdings Corp ........................         15,230
      1,514        United Bankshares, Inc ......................         44,481
        686        United Community Banks, Inc .................         20,306
        413        United National Bancorp .....................          9,491
        493      * United Rentals, Inc .........................         10,747
        243      * UnitedGlobalcom, Inc (Class A) ..............            668
         63        Universal Health Realty Income Trust ........          1,663
     22,100        UnumProvident Corp ..........................        562,445
         46        Value Line, Inc .............................          1,891
        101      * VIB Corp ....................................          1,312
        250        Virginia Financial Group, Inc ...............          8,010
        190        Vista Bancorp, Inc ..........................          5,121
        502        W Holding Co, Inc ...........................         12,139
      3,336        Waddell & Reed Financial, Inc (Class A) .....         76,461
         12        Warwick Community Bancorp ...................            360
      1,520        Washington Real Estate Investment Trust .....         43,928
        582        Washington Trust Bancorp, Inc ...............         13,788
      6,421        Wells Fargo & Co ............................        321,313
        337        Westamerica Bancorp .........................         13,204
        160        Westcorp ....................................          5,109
        236      * WFS Financial, Inc ..........................          6,469
        471        Wintrust Financial Corp .....................         16,273
         30      * World Acceptance Corp .......................            251
        254        WSFS Financial Corp .........................          6,566
         52        Zenith National Insurance Corp ..............          1,655
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          44,020,906
                                                                   ------------
 HEALTH CARE--25.85%
        462      * aaiPharma, Inc ..............................         10,386
    183,077        Abbott Laboratories .........................      6,892,849
      1,140      * Accredo Health, Inc .........................         52,600
      1,291      * Adolor Corp .................................         14,537
        368        Advanced Neuromodulation Systems, Inc .......         11,217
      3,087      * Advanced Tissue Sciences, Inc ...............          4,445
      2,514      * AdvancePCS ..................................         60,185
        189      * Advisory Board Co/The .......................          6,846
      1,724      * Affymetrix, Inc .............................         41,359
      1,050      * Aksys Ltd ...................................          7,245
        486      * Alaris Medical, Inc .........................          3,237
        868      * Albany Molecular Research, Inc ..............         18,350
     53,350      * Alcon, Inc ..................................      1,827,238

30  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 HEALTH CARE--(CONTINUED)
         73      * Align Technology, Inc .......................   $        295
      2,283      * Alkermes, Inc ...............................         36,551
      5,383        Allergan, Inc ...............................        359,315
         49      * Alliance Imaging, Inc .......................            662
        950      * Allos Therapeutics, Inc .....................          8,588
        842      * Allscripts Healthcare Solutions, Inc ........          3,149
        456      * American Healthways, Inc ....................          8,117
        828      * American Medical Systems Holdings, Inc ......         16,610
        264      * American Pharmaceutical Partners, Inc .......          3,258
        397      * AMERIGROUP Corp .............................         10,823
        868      * Ameripath, Inc ..............................         20,832
      3,169        AmerisourceBergen Corp ......................        240,844
    198,639        Amgen, Inc ..................................      8,319,001
        608      * AMN Healthcare Services, Inc ................         21,286
        861      * Amsurg Corp .................................         22,610
      1,876      * Amylin Pharmaceuticals, Inc .................         20,523
      2,406      * Andrx Corp ..................................         64,890
     34,062      * Anthem, Inc .................................      2,298,504
        899      * Antigenics, Inc .............................          8,855
        760      * Aphton Corp .................................          5,700
      2,162      * Apogent Technologies, Inc ...................         44,472
      8,723        Applera Corp (Applied Biosystems Group) .....        170,011
      1,504      * Applera Corp (Celera Genomics Group) ........         18,048
      1,715      * Apria Healthcare Group, Inc .................         38,416
      1,224      * Ariad Pharmaceuticals, Inc ..................          5,092
        793      * Array Biopharma, Inc ........................          7,645
        158        Arrow International, Inc ....................          6,170
        833      * Arthrocare Corp .............................         10,712
      1,031      * Atherogenics, Inc ...........................          7,392
        848      * Atrix Laboratories, Inc .....................         18,868
      1,596      * Barr Laboratories, Inc ......................        101,394
    107,867        Baxter International, Inc ...................      4,794,688
      2,193        Beckman Coulter, Inc ........................        109,431
      1,952        Becton Dickinson & Co .......................         67,246
        500      * Benthley Pharmaceuticals, Inc ...............          5,800
      2,437      * Beverly Enterprises, Inc ....................         18,546
      5,083      * Biogen, Inc .................................        210,589
      1,492      * BioMarin Pharmaceutical, Inc ................          7,787
      9,317        Biomet, Inc .................................        252,677
        779      * Biopure Corp ................................          5,959
        703      * Bio-Rad Laboratories, Inc (Class A) .........         31,994
        141      * Bioreliance Corp ............................          3,497
        482      * Biosite, Inc ................................         13,568
        304      * Bone Care International, Inc ................          1,781
     11,764      * Boston Scientific Corp ......................        344,920
        344      * Bradley Pharmaceuticals, Inc ................          4,569
     27,285        Bristol-Myers Squibb Co .....................        701,225
        525      * Britesmile, Inc .............................          1,244
        466      * Bruker Daltonics, Inc .......................          1,841
        538      * Caliper Technologies Corp ...................          4,492
        273      * Cantel Medical Corp .........................          5,018
      1,842      * Cardiac Science, Inc ........................          7,241
     86,301        Cardinal Health, Inc ........................      5,299,744
      1,354      * Cardiodynamics International Corp ...........          5,037
      9,525      * Caremark Rx, Inc ............................        157,163
      2,593      * Celgene Corp ................................         39,673
        155      * Centene Corp ................................          4,799
      2,128      * Cephalon, Inc ...............................         96,186
        944      * Cepheid, Inc ................................          5,249
      1,060      * Cerner Corp .................................         50,700
        558      * Cerus Corp ..................................         18,905
      1,791      * Charles River Laboratories International, Inc         62,775
        126      * Chattem, Inc ................................          3,967
      4,730      * Chiron Corp .................................        167,206

   SHARES                                                             VALUE
   ------                                                             -----
        488      * Cholestech Corp .............................   $      5,139
        240      * Cima Labs, Inc ..............................          5,789
        230      * Closure Medical Corp ........................          3,220
        391      * Cobalt Corp .................................          8,907
        318      * Collateral Therapeutics, Inc ................          3,750
        811      * Columbia Laboratories, Inc ..................          4,866
      1,334      * Community Health Systems, Inc ...............         35,751
         92      * Computer Programs & Systems, Inc ............          1,979
        561      * Conceptus, Inc ..............................          9,251
        575      * Conmed Corp .................................         12,829
      1,291      * Connetics Corp ..............................         16,678
        642        Cooper Cos, Inc .............................         30,238
        288      * Corvel Corp .................................          9,647
      2,589      * Covance, Inc ................................         48,544
      1,070      * Coventry Health Care, Inc ...................         30,389
      1,341      * Cross County, Inc ...........................         50,664
        689      * Cryolife, Inc ...............................         11,065
      1,133      * Cubist Pharmaceuticals, Inc .................         10,662
        974      * CuraGen Corp ................................          5,484
        426      * Curative Health Services, Inc ...............          7,140
        918      * Cyberonics, Inc .............................         12,043
      5,712      * Cytyc Corp ..................................         43,525
        535        D&K Healthcare Resources, Inc ...............         18,854
      3,364      * DaVita, Inc .................................         80,111
      1,282      * Dendrite International, Inc .................         12,397
      2,940        Dentsply International, Inc .................        108,515
        998        Diagnostic Products Corp ....................         36,926
        352      * Dianon Systems, Inc .........................         18,804
        700      * Digene Corp .................................          8,233
        665      * Diversa Corp ................................          6,617
      1,015      * Durect Corp .................................          8,120
        232      * Dynacq International, Inc ...................          3,269
      1,452      * Eclipsys Corp ...............................          9,524
      1,965      * Edwards Lifesciences Corp ...................         45,588
      1,800        Elan Corp plc (Contingent Value Rts) ........             13
        293      * Embrex, Inc .................................          6,124
        856      * Endo Pharmaceuticals Holdings, Inc ..........          5,992
        561      * Endocardial Solutions, Inc ..................          4,197
        764      * Endocare, Inc ...............................         10,092
        970      * Enzo Biochem, Inc ...........................         13,900
      1,796      * Enzon, Inc ..................................         44,200
        292      * Eon Labs, Inc ...............................          5,195
        408      * Epix Medical, Inc ...........................          4,297
        226      * eResearch Technology, Inc ...................          5,718
        555      * Esperion Therapeutics, Inc ..................          3,014
        472      * Exact Sciences Corp .........................          7,538
        112      * Exelixis, Inc ...............................            843
      2,333      * Express Scripts, Inc (Class A) ..............        116,907
      4,317      * First Health Group Corp .....................        121,049
        926      * First Horizon Pharmaceutical ................         19,159
      2,402        Fisher Scientific International, Inc ........         67,256
      7,061      * Forest Laboratories, Inc ....................        499,919
        387      * Genencor International, Inc .................          3,781
      7,948      * Genentech, Inc ..............................        266,258
      1,606      * Genta, Inc ..................................         13,314
      6,220      * Genzyme Corp (General Division) .............        119,673
      1,041      * Geron Corp ..................................          4,768
      6,528      * Gilead Sciences, Inc ........................        214,641
     14,477      * Guidant Corp ................................        437,640
        759      * Haemonetics Corp ............................         22,163
        135      * Hanger Orthopedic Group, Inc ................          2,048
        708      * Harvard Bioscience, Inc .....................          3,944
     17,628        HCA, Inc ....................................        837,330
      9,672      * Health Management Associates, Inc (Class A) .        194,891
        934      * Health Net, Inc .............................         24,985

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  31

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 HEALTH CARE--(CONTINUED)
        618      * HealthExtras, Inc ...........................   $      3,121
      1,274      * Healthsouth Corp ............................         16,270
        327      * Healthtronics Surgical Services, Inc ........          5,713
        959      * Henry Schein, Inc ...........................         42,676
        743      * Hologic, Inc ................................         10,737
      2,062      * Human Genome Sciences, Inc ..................         27,631
        794        ICN Pharmaceuticals, Inc ....................         19,223
        437      * ICU Medical, Inc ............................         13,495
      4,162      * IDEC Pharmaceuticals Corp ...................        147,543
      1,339      * Idexx Laboratories, Inc .....................         34,533
        717      * IDX Systems Corp ............................          9,335
        524      * Igen International, Inc .....................         16,506
      1,207      * Ilex Oncology, Inc ..........................         17,007
        128      * Illumina, Inc ...............................            860
      1,656      * I-many, Inc .................................          4,552
      1,310      * ImClone Systems, Inc ........................         11,390
        261      * Immucor, Inc ................................          6,121
     12,144      * Immunex Corp ................................        271,297
      1,716        Immunomedics, Inc ...........................          8,940
        741      * Impath, Inc .................................         13,301
      1,074      * Impax Laboratories, Inc .....................          8,044
     12,097        IMS Health, Inc .............................        217,141
        506      * Inamed Corp .................................         13,520
      1,507      * Indevus Pharmaceuticals, Inc ................          1,748
        767      * Integra LifeSciences Holding ................         16,682
      1,043      * InterMune, Inc ..............................         22,007
        714      * Interpore International .....................          6,891
      1,250      * Intuitive Surgical, Inc .....................         10,588
      1,091        Invacare Corp ...............................         40,367
        274      * Inverness Medical Innovations, Inc ..........          5,535
        927      * Invitrogen Corp .............................         29,673
      1,955      * Isis Pharmaceuticals, Inc ...................         18,592
      5,758      * IVAX Corp ...................................         62,186
    235,747        Johnson & Johnson ...........................     12,320,138
         86      * Kendle International, Inc ...................          1,170
        297      * Kensey Nash Corp ............................          4,806
     79,040      * King Pharmaceuticals, Inc ...................      1,758,640
        169      * KOS Pharmaceuticals, Inc ....................          3,439
        705      * Kosan Biosciences, Inc ......................          6,141
        853      * KV Pharmaceutical Co (Class A) ..............         23,015
        200      * Kyphon, Inc .................................          2,912
      1,782      * La Jolla Pharmaceutical Co ..................         11,138
        220      * LabOne, Inc .................................          5,714
     31,343      * Laboratory Corp Of America Holdings .........      1,430,808
        349        Landauer, Inc ...............................         13,552
        153      * Lannett Co, Inc .............................          1,558
        411      * Lifecore Biomedical, Inc ....................          4,653
      1,589      * LifePoint Hospitals, Inc ....................         57,697
      1,582      * Ligand Pharmaceuticals, Inc (Class B) .......         22,939
     74,993        Lilly (Eli) & Co ............................      4,229,605
      4,597      * Lincare Holdings, Inc .......................        148,483
        784      * Luminex Corp ................................          5,888
      2,132      * Manor Care, Inc .............................         48,995
        827      * Martek Biosciences Corp .....................         17,285
        150      * Matria Healthcare, Inc ......................          1,230
        624      * Maximus, Inc ................................         19,781
      8,732        McKesson Corp ...............................        285,536
        348      * Med-Design Corp .............................          4,503
        157      * Medical Staffing Network Holdings, Inc ......          3,844
        873      * Medicines Co ................................         10,764
      1,018      * Medicis Pharmaceutical Corp (Class A) .......         43,530
     13,416      * Medimmune, Inc ..............................        354,182
        431      * MedQuist, Inc ...............................         11,478
        339      * MedSource Technologies, Inc .................          4,146

   SHARES                                                             VALUE
   ------                                                             -----
    156,345        Medtronic, Inc ..............................   $  6,699,383
        831        Mentor Corp .................................         30,505
     56,510        Merck & Co, Inc .............................      2,861,666
        140      * Meridian Medical Technologies, Inc ..........          5,058
        478      * Merit Medical Systems, Inc ..................          9,852
      1,035      * MGI Pharma, Inc .............................          7,307
      2,559      * Mid Atlantic Medical Services, Inc ..........         80,225
      7,675      * Millennium Pharmaceuticals, Inc .............         93,251
      1,792      * Millipore Corp ..............................         57,308
        954      * MIM Corp ....................................         11,516
        545      * Molecular Devices Corp ......................          9,701
        647      * Mright Medical Group, Inc ...................         13,031
      1,249      * Mykrolis Corp ...............................         14,751
      5,981        Mylan Laboratories, Inc .....................        187,504
        995      * Myriad Genetics, Inc ........................         20,238
      1,052      * Napro Biotherapeutics, Inc ..................          6,901
        326      * Nastech Pharmaceutical Co ...................          5,350
        181      * National Healthcare Corp ....................          3,846
      1,179      * Neurocrine Biosciences, Inc .................         33,778
        150      * Neurogen Corp ...............................          1,754
        870      * Noven Pharmaceuticals, Inc ..................         22,185
      1,080      * NPS Pharmaceuticals, Inc ....................         16,546
        703      * Ocular Sciences, Inc ........................         18,630
        492      * Odyssey Healthcare, Inc .....................         17,702
      1,685        Omnicare, Inc ...............................         44,248
        589      * Omnicell, Inc ...............................          3,965
        893      * On Assignment, Inc ..........................         15,895
        495      * Option Care, Inc ............................          6,792
      1,078      * OraSure Technologies, Inc ...................          7,007
      2,350      * Organogenesis, Inc ..........................            470
      1,613      * Orthodontic Centers Of America, Inc .........         37,180
      1,320      * Orthologic Corp .............................          7,274
        222      * OSI Pharmaceuticals, Inc ....................          5,332
        749        Owens & Minor, Inc ..........................         14,800
      4,595      * Oxford Health Plans, Inc ....................        213,484
        652      * Pain Therapeutics, Inc ......................          5,438
        301        Pall Corp ...................................          6,240
        280      * Parexel International Corp ..................          3,889
      2,111      * Patterson Dental Co .........................        106,247
        131      * PDI, Inc ....................................          2,029
        823      * Pediatrix Medical Group, Inc ................         20,559
        986      * Per-Se Technologies, Inc ....................          9,070
      4,055      * Peregrine Pharmaceuticals, Inc ..............          4,744
    730,481        Pfizer, Inc .................................     25,566,835
      1,830      * Pharmaceutical Product Development, Inc .....         48,202
        754      * Pharmaceutical Resources, Inc ...............         20,946
    264,906        Pharmacia Corp ..............................      9,920,730
        392      * PolyMedica Corp .............................         10,012
        707      * Possis Medical, Inc .........................          8,731
        435      * Practiceworks, Inc ..........................          8,017
      1,010      * Priority Healthcare Corp (Class B) ..........         23,735
      1,800      * ProcureNet, Inc .............................            270
        321      * Progenics Pharmaceuticals ...................          3,939
      2,007      * Province Healthcare Co ......................         44,877
        313      * QMed, Inc ...................................          2,611
      1,130      * Quadramed Corp ..............................          7,877
      3,231      * Quest Diagnostics, Inc ......................        278,028
      1,059      * Quidel Corp .................................          7,276
      2,669      * Quintiles Transnational Corp ................         33,336
        794      * Radiologix, Inc .............................         12,093
      1,400      * Regeneron Pharmaceuticals, Inc ..............         20,314
        458      * RehabCare Group, Inc ........................         11,006
      1,707      * Renal Care Group, Inc .......................         53,173
      1,273      * Resmed, Inc .................................         37,426
      1,290      * Respironics, Inc ............................         43,925

                        SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 HEALTH CARE--(CONTINUED)
        926      * Ribapharm, Inc ..............................   $      8,400
      1,116      * Rigel Pharmaceuticals, Inc ..................          4,073
        413      * Rita Medical Systems, Inc ...................          4,180
        739      * Salix Pharmaceuticals Ltd ...................         11,263
        651      * Sangamo Biosciences, Inc ....................          3,828
      1,098      * Sangstat Medical Corp .......................         25,232
    150,332        Schering-Plough Corp ........................      3,698,167
      1,935      * Scios, Inc ..................................         59,230
        441      * Seattle Genetics, Inc .......................          2,289
        724      * Select Medical Corp .........................         11,324
      2,110      * Sepracor, Inc ...............................         20,151
        896      * Serologicals Corp ...........................         16,388
      2,894        SICOR, Inc ..................................         53,655
      1,012      * Sierra Health Services, Inc .................         22,599
        442      * Sonic Innovations, Inc ......................          3,117
        581      * SonoSite, Inc ...............................          8,384
         55      * Specialty Laboratories, Inc .................            461
      3,919        St. Jude Medical, Inc .......................        289,418
      1,411      * Stericycle, Inc .............................         49,964
      2,948      * Steris Corp .................................         56,336
      5,804        Stryker Corp ................................        310,572
        562      * SurModics, Inc ..............................         14,606
        856      * Sybron Dental Specialties, Inc ..............         15,820
        723      * Syncor International Corp ...................         22,775
        340      * Tanox, Inc ..................................          3,682
      1,742      * Techne Corp .................................         49,159
      1,072      * Telik, Inc ..................................         13,400
     60,380        Tenet Healthcare Corp .......................      4,320,189
      1,751      * Texas Biotechnology Corp ....................          6,829
        123      * Theragenics Corp ............................          1,037
        920      * Therasense, Inc .............................         16,947
      1,171      * Transkaryotic Therapies, Inc ................         42,215
      1,404      * Triad Hospitals, Inc ........................         59,502
      1,282      * Triangle Pharmaceuticals, Inc ...............          3,474
      1,047      * Trigon Healthcare, Inc ......................        105,287
        555      * Trimeris, Inc ...............................         24,636
      1,581      * Tularik, Inc ................................         14,498
        384      * U.S. Physical Therapy, Inc ..................          7,792
        773      * Umilab Corp .................................         21,158
        628      * United Surgical Partners International, Inc .         19,443
     37,569        UnitedHealth Group, Inc .....................      3,439,442
      1,810        Universal Health Services, Inc (Class B) ....         88,690
        589      * Urologix, Inc ...............................          7,533
      2,918        Varian Medical Systems, Inc .................        118,325
      1,169      * Varian, Inc .................................         38,519
        444      * VCA Antech, Inc .............................          6,909
        537      * Ventana Medical Systems, Inc ................         11,787
        636        Ventas, Inc .................................          8,109
        884      * Versicor, Inc ...............................         11,890
      2,015      * Visx, Inc ...................................         21,964
        242        Vital Signs, Inc ............................          8,744
      1,490      * VitalWorks, Inc .............................         12,190
      1,365      * Vivus, Inc ..................................          9,215
      5,146      * Waters Corp .................................        137,398
      1,895      * Watson Pharmaceuticals, Inc .................         47,887
        613      * Watson Wyatt & Co Holdings ..................         14,835
      6,461      * WebMD Corp ..................................         36,375
      6,439      * Wellpoint Health Networks, Inc ..............        501,019
        641      * Women First Healthcare, Inc .................          4,956
     87,260        Wyeth .......................................      4,467,712
         94        X-Rite, Inc .................................            800
        176      * Young Innovations, Inc ......................          3,819
      8,210      * Zimmer Holdings, Inc ........................        292,769
        358      * Zoll Medical Corp ...........................         11,646

   SHARES                                                             VALUE
   ------                                                             -----
        244      * Zymogenetics, Inc ...........................   $      2,147
                                                                   ------------
                   TOTAL HEALTH CARE                                124,782,976
                                                                   ------------
 OTHER--1.57%
         55      * 4Kids Entertainment, Inc ....................          1,139
      1,558        ABM Industries, Inc .........................         27,047
        830      * Acacia Research Corp ........................          5,893
        274      * Actrade Financial Technologies Ltd ..........          2,850
        507        Acuity Brands, Inc ..........................          9,227
        803      * Administaff, Inc ............................          8,030
        677        Advo, Inc ...................................         25,773
        223      * Ambassadors Group, Inc ......................          3,202
        449        Banta Corp ..................................         16,119
        782        Brady Corp (Class A) ........................         27,370
        432      * Bright Horizons Family Solutions, Inc .......         14,304
      1,702      * Career Education Corp .......................         76,590
         84        Central Parking Corp ........................          1,918
         27      * Charles River Associates, Inc ...............            541
      5,385        Cintas Corp .................................        266,181
      1,575      * Corinthian Colleges, Inc ....................         53,377
      1,549      * Corporate Executive Board Co ................         53,053
        552      * CoStar Group, Inc ...........................         11,333
        154        Courier Corp ................................          6,151
        145        Curtiss-Wright Corp .........................         11,597
      2,291      * DeVry, Inc ..................................         52,326
      2,633      * Dun & Bradstreet Corp .......................         87,021
      1,112      * Education Management Corp ...................         45,292
        682        Ennis Business Forms, Inc ...................          8,887
      1,979      * Exult, Inc ..................................         12,864
        227      * Fidelity National Information Solutions, Inc           5,444
        564      * First Consulting Group, Inc .................          4,850
        585      * Forrester Research, Inc .....................         11,348
        247      * General Binding Corp ........................          4,128
        936      * Getty Images, Inc ...........................         20,377
      1,718      * Gtech Holdings Corp .........................         43,878
      6,665        H & R Block, Inc ............................        307,590
         74      * Hall Kinion & Associates, Inc ...............            554
        672        Harland (John H.) Co ........................         18,950
          2        Havas Advertising ADR .......................             12
         99      * Heidrick & Struggles International, Inc .....          1,977
        307        HON Industries, Inc .........................          8,351
      2,627        Honeywell International, Inc ................         92,549
        569      * Hotels.Com (Class A) ........................         24,029
        124      * ICT Group, Inc ..............................          2,251
      1,061      * InfoUSA, Inc ................................          5,805
        482        Invision Technologies, Inc ..................         11,636
        795      * Itron, Inc ..................................         20,853
        370        ITT Industries, Inc .........................         26,115
        318        Kelly Services, Inc (Class A) ...............          8,583
      1,701      * Labor Ready, Inc ............................          9,918
        163      * Lifeline Systems, Inc .......................          4,290
      1,884        Manpower, Inc ...............................         69,201
      1,164        Matthews International Corp (Class A) .......         27,179
        378        Mcgrath Rentcorp ............................          9,798
        198      * Memberworks, Inc ............................          3,669
      5,546        Moody's Corp ................................        275,914
      1,051      * MSC.Software Corp ...........................          9,406
      1,612      * Navigant Consulting, Inc ....................         11,237
        482        New England Business Services, Inc ..........         12,108
        584      * Prepaid Legal Services, Inc .................         11,622
        392      * ProQuest Co .................................         13,916
        605      * R.H. Donnelley Corp .........................         16,922
        386      * Right Management Consultants ................         10,144
        481      * Rmh Teleservices, Inc .......................          3,295
      7,140        Robert Half International, Inc ..............        166,362
        617        Rollins, Inc ................................         12,550

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  33

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 OTHER--(CONTINUED)
        452      * School Specialty, Inc .......................   $     12,005
        682        SPX Corp ....................................         80,135
        502        Standard Register Co ........................         17,154
         18        Standex International Corp ..................            451
        429      * Startek, Inc ................................         11,471
        304        Strayer Education, Inc ......................         19,334
        961      * Symyx Technologies, Inc .....................         13,377
     28,885        Sysco Corp ..................................        786,250
        508        Talx Corp ...................................          9,632
        304      * Tejon Ranch Co ..............................          9,910
        413        Teleflex, Inc ...............................         23,595
      1,611      * Teletech Holdings, Inc ......................         15,369
      1,947      * TMP Worldwide, Inc ..........................         41,861
    236,471        Tyco International Ltd ......................      3,194,723
        301        United Stationers, Inc ......................          9,150
     16,537        United Technologies Corp ....................      1,122,862
      3,256        Viad Corp ...................................         84,656
        354      * Wackenhut Corrections Corp ..................          5,162
                                                                   ------------
                   TOTAL OTHER                                        7,571,993
                                                                   ------------
 PRODUCER DURABLES--6.63%
     12,356        3M Co .......................................      1,519,788
        724      * Active Power, Inc ...........................          2,600
      1,721      * AGCO Corp ...................................         33,560
      4,324      * Allied Waste Industries, Inc ................         41,510
         66        American States Water Co ....................          1,749
      1,392        Ametek, Inc .................................         51,852
        297      * August Technology Corp ......................          2,932
      1,261        Baldor Electric Co ..........................         31,777
        245        Briggs & Stratton Corp ......................          9,393
        410      * Brooks-PRI Automation, Inc ..................         10,480
         19        California Water Service Group ..............            478
      1,625      * Capstone Turbine Corp .......................          2,698
        915      * Coinstar, Inc ...............................         22,372
      1,277     b* Covanta Energy Corp .........................             19
         14      * CTB International Corp ......................            215
        440      * Cuno, Inc ...................................         15,919
      5,158        Danaher Corp ................................        342,233
        905        Federal Signal Corp .........................         21,720
        167      * Flow International Corp .....................          1,122
      1,820      * Flowserve Corp ..............................         54,236
        372      * FMC Technologies, Inc .......................          7,723
        273        Franklin Electric Co, Inc ...................         12,850
        856      * FuelCell Energy, Inc ........................          8,808
    985,039        General Electric Co .........................     28,615,383
      1,264      * Genesis Microchip, Inc ......................         10,518
        331      * Genlyte Group, Inc ..........................         13,442
        877      * Global Power Equipment Group, Inc ...........          8,666
        232        Gorman-Rupp Co ..............................          7,308
      1,043      * Headwaters, Inc .............................         16,427
        556        Idex Corp ...................................         18,626
      5,113        Illinois Tool Works, Inc ....................        349,120
        271        Kaydon Corp .................................          6,393
          8        Lawson Products, Inc ........................            246
      1,319        Lincoln Electric Holdings, Inc ..............         35,456
        431        Lindsay Manufacturing Co ....................          9,978
        457      * Littelfuse, Inc .............................         10,570
        650        Manitowoc Co, Inc ...........................         23,069
        323        Mine Safety Appliances Co ...................         12,914
      1,195      * National Instruments Corp ...................         38,909
      2,796      * Newpark Resources, Inc ......................         20,551
        455        NN, Inc .....................................          5,815
        462        Nordson Corp ................................         11,393
        712      * Photon Dynamics, Inc ........................         21,360
      6,551        Pitney Bowes, Inc ...........................        260,206

   SHARES                                                             VALUE
   ------                                                             -----
        703      * Plug Power, Inc .............................   $      5,561
      1,197      * Power-One, Inc ..............................          7,445
        923      * Rayovac Corp ................................         17,103
      1,220        Roper Industries, Inc .......................         45,506
        147      * Strattec Security Corp ......................          8,129
        356        Tennant Co ..................................         14,098
        113      * Tetra Tech, Inc .............................          1,661
        256      * Tetra Technologies, Inc .....................          6,792
        125      * Thomas & Betts Corp .........................          2,323
        204        Toro Co .....................................         11,591
        369      * TRC Cos, Inc ................................          7,583
        375      * Trikon Technologies, Inc ....................          3,371
        113        Valhi, Inc ..................................          1,764
        210        Valmont Industries, Inc .....................          4,269
        267        Wabtec Corp .................................          3,805
        968      * Waste Connections, Inc ......................         30,240
      4,375        Waste Management, Inc .......................        113,885
        133        Watts Industries, Inc (Class A) .............          2,638
                                                                   ------------
                   TOTAL PRODUCER DURABLES                           31,980,148
                                                                   ------------
 TECHNOLOGY--26.23%
         19      * 3D Systems Corp .............................            231
        886      * Actel Corp ..................................         18,624
        313      * Acterna Corp ................................            129
      2,263      * Activision, Inc .............................         65,763
      1,847      * Actuate Corp ................................          8,312
      2,387      * Acxiom Corp .................................         41,749
      2,219      * Adaptec, Inc ................................         17,508
      2,500     b* Adaptive Broadband Corp .....................             30
     15,334      * ADC Telecommunications, Inc .................         35,115
     11,469        Adobe Systems, Inc ..........................        326,867
      1,446      * Advanced Digital Information Corp ...........         12,190
        695      * Advanced Energy Industries, Inc .............         15,415
      1,462      * Advanced Fibre Communications, Inc ..........         24,181
     25,082        Advanced Micro Devices, Inc .................        243,797
        194      * Advanced Power Technology, Inc ..............          2,811
      1,210      * Advent Software, Inc ........................         31,097
      2,513      * Aeroflex, Inc ...............................         17,465
        813      * Aether Systems, Inc .........................          2,398
      4,697      * Affiliated Computer Services, Inc (Class A) .        223,014
    296,538      * Agere Systems, Inc (Class A) ................        415,153
     12,988      * Agere Systems, Inc (Class B) ................         19,482
        712      * Agile Software Corp .........................          5,176
      9,596      * Agilent Technologies, Inc ...................        226,945
      4,024      * Akamai Technologies, Inc ....................          5,231
      1,924      * Alliance Data Systems Corp ..................         49,158
      1,207      * Alloy, Inc ..................................         17,429
     15,377      * Altera Corp .................................        209,127
        138      * Altiris, Inc ................................            714
     32,087      * Amdocs Ltd ..................................        242,257
        799      * American Management Systems, Inc ............         15,269
      1,209      * American Power Conversion Corp ..............         15,270
        471      * American Superconductor Corp ................          2,572
      2,556      * Amkor Technology, Inc .......................         15,898
        831      * Amphenol Corp (Class A) .....................         29,916
        802      * Anadigics, Inc ..............................          6,608
    120,121      * Analog Devices, Inc .........................      3,567,594
         28        Analogic Corp ...............................          1,377
        474      * Answerthink, Inc ............................          1,796
        610      * Ansys, Inc ..................................         12,249
        459      * Anteon International Corp ...................         11,604
      1,068      * APAC Customer Services, Inc .................          6,301
    264,043      * Applied Materials, Inc ......................      5,022,098
     62,139      * Applied Micro Circuits Corp .................        293,917
        805        Arbitron, Inc ...............................         25,101
      5,797      * Ariba, Inc ..................................         18,492

                       SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
        427      * Arris Group, Inc ............................   $      1,913
      1,393        Arrow Electronics, Inc ......................         28,905
         40      * Artemis International Solutions Corp ........              1
        608      * Artisan Components, Inc .....................          5,472
      5,090      * Ascential Software Corp .....................         14,201
      1,202      * Asiainfo Holdings, Inc ......................         15,927
      1,038      * Aspen Technology, Inc .......................          8,657
        786      * Astropower, Inc .............................         15,437
      1,388      * Asyst Technologies, Inc .....................         28,246
      7,258     b* At Home Corp (Series A) .....................             14
        877      * At Road, Inc ................................          5,394
     10,620      * Atmel Corp ..................................         66,481
      1,135      * ATMI, Inc ...................................         25,390
      1,939      * Auspex Systems, Inc .........................            487
      1,242        Autodesk, Inc ...............................         16,457
     58,971        Automatic Data Processing, Inc ..............      2,568,187
        746      * Avanex Corp .................................          1,447
      2,366      * Avaya, Inc ..................................         11,712
        914      * Avid Technology, Inc ........................          8,446
      1,542      * Avocent Corp ................................         24,549
      4,102      * Axcelis Technologies, Inc ...................         46,353
        408      * AXT, Inc ....................................          3,256
        663      * Barra, Inc ..................................         24,650
     13,317      * BEA Systems, Inc ............................        126,645
        461        BEI Technologies, Inc .......................          5,278
        336        Bel Fuse, Inc (Class B) .....................          9,089
        426      * Benchmark Electronics, Inc ..................         12,354
      4,950      * Bisys Group, Inc ............................        164,835
        612      * Black Box Corp ..............................         24,927
      5,977      * BMC Software, Inc ...........................         99,218
      2,520      * Borland Software Corp .......................         25,956
        127      * Brightpoint, Inc ............................            322
     25,807      * Broadcom Corp (Class A) .....................        452,655
     10,776      * BroadVision, Inc ............................          3,341
     60,594      * Brocade Communications Systems, Inc .........      1,059,183
        135        C&D Technologies, Inc .......................          2,433
        161      * Cacheflow, Inc ..............................             89
      1,182      * CACI International, Inc (Class A) ...........         45,141
      9,837      * Cadence Design Systems, Inc .................        158,585
        252      * Caminus Corp ................................          1,469
        812      * Carreker Corp ...............................          9,338
        219      * Catapult Communications Corp ................          4,790
        599      * C-COR.net Corp ..............................          4,193
      1,161      * Centillium Communications, Inc ..............         10,124
      4,704      * Ceridian Corp ...............................         89,192
      2,628      * Certegy, Inc ................................         97,525
      1,388      * Checkfree Corp ..............................         21,708
         58        Checkpoint Systems, Inc .....................            677
      1,753      * ChipPAC, Inc ................................         10,834
      1,473      * Chordiant Software, Inc .....................          2,872
     10,124      * CIENA Corp ..................................         42,423
        360      * Cirrus Logic, Inc ...........................          2,653
    788,740      * Cisco Systems, Inc ..........................     11,002,923
      6,907      * Citrix Systems, Inc .........................         41,718
        299      * Clearone Communications, Inc ................          4,399
      2,698      * CNET Networks, Inc ..........................          5,369
      1,407      * Cognex Corp .................................         28,210
        343      * Cognizant Technology Solutions Corp .........         18,436
        873        Cohu, Inc ...................................         15,085
      4,411        Computer Associates International, Inc ......         70,007
        640      * Computer Network Technology Corp ............          3,923
        756        Computer Sciences Corp ......................         36,122
      6,725      * Compuware Corp ..............................         40,821
      3,958      * Comverse Technology, Inc ....................         36,651

   SHARES                                                             VALUE
   ------                                                             -----
        661      * Concord Communications, Inc .................   $     10,881
     20,456      * Concord EFS, Inc ............................        616,544
      2,600      * Concurrent Computer Corp ....................         12,090
      5,764      * Conexant Systems, Inc .......................          9,338
        400     b* Convergent Communications, Inc ..............              0
      7,657      * Convergys Corp ..............................        149,158
        320      * CoorsTek, Inc ...............................          9,891
     22,020      * Corning, Inc ................................         78,171
        818      * Covansys Corp ...............................          4,597
      1,698      * Cray, Inc ...................................          7,558
        632      * Credence Systems Corp .......................         11,231
      1,516      * Cree, Inc ...................................         20,057
      2,234      * CSG Systems International, Inc ..............         42,759
        864        CTS Corp ....................................         10,403
        641        Cubic Corp ..................................         15,179
      1,362      * Cymer, Inc ..................................         47,724
      4,025      * Cypress Semiconductor Corp ..................         61,100
        574      * Daktronics, Inc. ............................          5,648
        510      * Datastream Systems, Inc .....................          3,621
        422      * DDI Corp ....................................            380
      1,336      * dELiA*s Corp (Class A) ......................          6,788
    227,817      * Dell Computer Corp ..........................      5,955,136
      3,075        Deluxe Corp .................................        119,528
        349      * DiamondCluster International, Inc (Class A) .          2,087
        336      * Digimarc Corp ...............................          3,491
      1,182      * Digital Insight Corp ........................         19,444
      1,114      * Digital River, Inc ..........................         10,216
        254      * Digitas, Inc ................................          1,155
        326      * Docucorp International, Inc .................          3,329
      1,656      * Documentum, Inc .............................         19,872
      3,577      * DoubleClick, Inc ............................         25,933
        347      * Drexler Technology Corp .....................          7,489
        752      * DSP Group, Inc ..............................         14,739
      5,059      * DST Systems, Inc ............................        231,247
         90      * Dupont Photomasks, Inc ......................          2,923
      1,395      * E.piphany, Inc ..............................          6,124
      1,048      * Echelon Corp ................................         13,498
        427        EDO Corp ....................................         12,170
      1,599      * eFunds Corp .................................         15,173
      1,074      * Electro Scientific Industries, Inc ..........         26,098
        716      * Electroglas, Inc ............................          7,160
      4,122      * Electronic Arts, Inc ........................        272,258
     14,854        Electronic Data Systems Corp ................        551,826
        341      * Embarcadero Technologies, Inc ...............          2,107
    190,508        EMC Corp ....................................      1,438,335
        527      * Emcore Corp .................................          3,162
        296      * EMS Technologies, Inc .......................          6,119
      2,238      * Emulex Corp .................................         50,377
      1,906      * Entegris, Inc ...............................         27,828
      1,071      * Enterasys Networks, Inc .....................          1,906
      1,896      * Entrust, Inc ................................          5,157
        423      * EPIQ Systems, Inc ...........................          7,199
      5,892        Equifax, Inc ................................        159,084
        933      * Espeed, Inc (Class A) .......................         10,179
      1,330      * ESS Technology, Inc .........................         23,303
      1,364      * Exar Corp ...................................         26,898
        371      * Excel Technology, Inc .......................          7,791
     22,394     b* Exds, Inc ...................................            204
      4,302      * Extreme Networks, Inc .......................         43,407
        922      * F5 Networks, Inc ............................          9,017
      1,510        Fair, Isaac & Co, Inc .......................         49,634
      4,347      * Fairchild Semiconductor International, Inc
                     (Class A) .................................        105,632
      1,400      * FalconStor Software, Inc ....................          5,922
      1,000      * FEI Co ......................................         24,510
      1,291      * Filenet Corp ................................         18,720

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  35

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
      2,942      * Finisar Corp ................................   $      6,973
     31,723        First Data Corp .............................      1,180,096
      7,695      * Fiserv, Inc .................................        282,483
        622      * Flir Systems, Inc ...........................         26,105
      3,596      * Foundry Networks, Inc .......................         25,280
      1,632      * Freemarkets, Inc ............................         23,060
      1,363        General Cable Corp ..........................          8,561
        331      * Global Imaging Systems, Inc .................          6,279
      1,584        Global Payments, Inc ........................         47,124
      2,636      * Globespan Virata, Inc .......................         10,201
        285      * GrafTech International Ltd ..................          3,500
        149      * Griffon Corp ................................          2,694
      1,310      * Handspring, Inc .............................          2,279
      2,458      * Harmonic, Inc ...............................          8,994
      1,089        Harris Corp .................................         39,465
      4,845        Helix Technology Corp .......................         99,807
      2,741        Henry (Jack) & Associates, Inc ..............         45,747
      1,257      * HNC Software, Inc ...........................         20,992
        372      * HPL Technologies, Inc .......................          5,595
      1,384      * Hyperion Solutions Corp .....................         25,240
      7,833      * i2 Technologies, Inc ........................         11,593
      3,147      * Identix, Inc ................................         22,970
        344      * Ii-Vi, Inc ..................................          5,081
        512      * Inet Technologies, Inc ......................          3,456
        145      * Infogrames, Inc .............................            393
      2,397      * Informatica Corp ............................         16,995
        178      * Inforte Corp ................................          1,762
      1,172      * Ingram Micro, Inc (Class A) .................         16,115
      3,241      * Inktomi Corp ................................          2,852
        340      * Inrange Technologies Corp (Class B) .........          1,615
        381      * Integral Systems, Inc .......................          8,306
      2,269      * Integrated Circuit Systems, Inc .............         45,811
     27,480      * Integrated Device Technology, Inc ...........        498,487
    702,653        Intel Corp ..................................     12,837,470
        613      * Intercept, Inc ..............................         12,701
      2,278      * Interdigital Communications Corp ............         20,616
      2,085      * Intergraph Corp .............................         36,363
        610      * Intermagnetics General Corp .................         12,322
      3,800      * Internap Network Services Corp ..............            874
     72,932        International Business Machines Corp ........      5,251,352
      1,857      * International Rectifier Corp ................         54,132
     21,295      * Internet Security Systems, Inc ..............        279,390
      2,582      * Intersil Corp (Class A) .....................         55,203
        750        Inter-Tel, Inc ..............................         12,833
      2,405      * Interwoven, Inc .............................          7,335
        630      * Intrado, Inc ................................         12,197
      7,030      * Intuit, Inc .................................        349,532
        277      * INVESTools, Inc .............................             97
      1,563      * Iron Mountain, Inc ..........................         48,219
        902      * Ixia ........................................          5,250
        425      * IXYS Corp ...................................          2,287
      4,555      * J.D. Edwards & Co ...........................         55,343
        209      * j2 Global Communications, Inc ...............          3,434
      6,632      * Jabil Circuit, Inc ..........................        140,002
      1,164      * JDA Software Group, Inc .....................         32,895
     27,306      * JDS Uniphase Corp ...........................         72,907
      9,465      * Juniper Networks, Inc .......................         53,477
      2,024        Keane, Inc ..................................         25,098
        252        Keithley Instruments, Inc ...................          3,639
        545      * Keynote Systems, Inc ........................          3,989
     36,468      * KLA-Tencor Corp .............................      1,604,227
      2,904      * Kopin Corp ..................................         19,166
      6,885      * KPMG Consulting, Inc ........................        102,311
        828      * Kronos, Inc .................................         25,245

   SHARES                                                             VALUE
   ------                                                             -----
      2,046      * Kulicke & Soffa Industries, Inc .............   $     25,350
     51,657      * Lam Research Corp ...........................        928,793
      1,802      * Lattice Semiconductor Corp ..................         15,749
        417      * Lawson Software, Inc ........................          2,398
        428      * Learning Tree International, Inc ............          7,935
        110      * Lecroy Corp .................................          1,307
      3,645      * Legato Systems, Inc .........................         13,122
      1,350      * Lexar Media, Inc ............................          5,739
      4,467      * Lexmark International, Inc ..................        243,005
      2,378      * Liberate Technologies .......................          6,276
        112      * Lightbridge, Inc ............................            946
     46,923        Linear Technology Corp ......................      1,474,790
      2,831      * Looksmart Ltd ...............................          5,495
      6,696      * LSI Logic Corp ..............................         58,590
      1,246      * LTX Corp ....................................         17,793
      2,163      * Macromedia, Inc .............................         19,186
      1,775      * Macrovision Corp ............................         23,270
        565      * Magma Design Automation, Inc ................          9,481
        806      * Manhattan Associates, Inc ...................         25,921
        169      * Manufacturers Services Ltd ..................            813
      1,347      * Manugistics Group, Inc ......................          8,230
        586      * MAPICS, Inc .................................          3,265
        603      * Mapinfo Corp ................................          5,487
      5,068     b* marchFirst, Inc .............................              3
      1,509      * Matrixone, Inc ..............................          9,205
     57,883      * Maxim Integrated Products, Inc ..............      2,218,655
      1,070      * Maxtor Corp .................................          4,836
        490      * Mcafee.Com Corp .............................          7,174
      2,630      * McData Corp (Class A) .......................         23,170
        214      * MCSi, Inc ...................................          2,427
        577      * MEMC Electronic Materials, Inc ..............          2,816
      2,739      * Mentor Graphics Corp ........................         38,949
        908      * Mercury Computer Systems, Inc ...............         18,796
      2,633      * Mercury Interactive Corp ....................         60,454
        417      * Merix Corp ..................................          3,570
        192      * MetaSolv, Inc ...............................            751
      1,431      * Mettler-Toledo International, Inc ...........         52,761
      2,504      * Micrel, Inc .................................         36,008
        474      * Micro General Corp ..........................          7,911
      7,987      * Microchip Technology, Inc ...................        219,083
      3,125      * Micromuse, Inc ..............................         14,500
     66,389        Micron Technology, Inc ......................      1,342,386
      1,200        Microsemi Corp ..............................          7,920
    462,410      * Microsoft Corp ..............................     25,293,827
      1,494      * MIPS Technologies, Inc (Class A) ............          9,218
        873      * MKS Instruments, Inc ........................         17,521
      4,614        Molex, Inc ..................................        154,707
        739      * Monolithic System Technology, Inc ...........          8,211
    169,160        Motorola, Inc ...............................      2,439,287
        730      * MRO Software, Inc ...........................          8,307
      2,307      * MRV Communications, Inc .....................          3,530
        203      * Nassda Corp .................................          2,507
        328      * National Processing, Inc ....................          8,456
     37,799      * National Semiconductor Corp .................      1,102,597
        933        NDCHealth Corp ..............................         26,031
        689      * Netegrity, Inc ..............................          4,244
        875      * NETIQ Corp ..................................         19,801
        355      * Netro Corp ..................................            809
        221      * Netscout Systems, Inc .......................          1,507
        408      * Netscreen Technologies, Inc .................          3,738
     10,202      * Network Appliance, Inc ......................        126,913
     51,153      * Network Associates, Inc .....................        985,718
      1,217      * New Focus, Inc ..............................          3,615
        871      * Newport Corp ................................         13,640
        984      * NIC, Inc ....................................          1,438

                       SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
        581      * Novadigm, Inc ...............................   $      4,224
     66,898      * Novellus Systems, Inc .......................      2,274,532
        650      * Nuance Communications, Inc ..................          2,717
      6,209      * Nvidia Corp .................................        106,671
      1,047      * NYFIX, Inc ..................................          8,900
      2,355      * Oak Technology, Inc .........................         10,668
        826      * Omnivision Technologies, Inc ................         11,837
        761      * ON Semiconductor Corp .......................          1,568
      1,819      * Onyx Software Corp ..........................          6,148
      3,810      * Openwave Systems, Inc .......................         21,374
      4,351      * Oplink Communications, Inc ..................          3,176
        411      * Opnet Technologies, Inc .....................          3,675
        211      * Optical Communication Products, Inc .........            253
    675,437      * Oracle Corp .................................      6,396,388
        314      * Overland Data, Inc ..........................          5,169
      2,129      * Overture Services, Inc ......................         53,182
        960      * Packeteer, Inc ..............................          4,243
      8,416      * Palm, Inc ...................................         14,812
        382      * Paradyne Networks, Inc ......................          1,486
      5,985      * Parametric Technology Corp ..................         20,529
        168        Park Electrochemical Corp ...................          4,449
      1,238      * Paxar Corp ..................................         20,713
        707      * Paxson Communications Corp ..................          3,889
     13,261        Paychex, Inc ................................        414,937
        488      * PDF Solutions, Inc ..........................          3,558
        346      * PEC Solutions, Inc ..........................          8,276
        252      * Pegasystems, Inc ............................          2,268
     13,089      * Peoplesoft, Inc .............................        194,764
      4,065      * Peregrine Systems, Inc ......................          1,220
         65      * Pericom Semiconductor Corp ..................            753
      3,030      * Perot Systems Corp (Class A) ................         32,997
      1,069      * Phoenix Technologies Ltd ....................         10,690
      1,105      * Photronics, Inc .............................         20,929
      1,250      * Pixelworks, Inc .............................         10,488
        530      * Planar Systems, Inc .........................         10,203
      1,584      * Plantronics, Inc ............................         30,112
      1,754      * Plexus Corp .................................         31,747
        721      * PLX Technology, Inc .........................          3,064
      5,583      * PMC-Sierra, Inc .............................         51,754
      2,775      * Polycom, Inc ................................         33,272
      4,907      * Portal Software, Inc ........................          3,680
         84      * Powell Industries, Inc ......................          2,037
      1,060      * Power Integrations, Inc .....................         18,973
      2,739      * Powerwave Technologies, Inc .................         25,089
      1,479      * PRG-Schultz International, Inc ..............         18,206
        886      * Probusiness Services, Inc ...................         12,908
      1,321      * Progress Software Corp ......................         19,497
      4,957      * QLogic Corp .................................        188,862
        583      * QRS Corp ....................................          4,542
     38,567      * Qualcomm, Inc ...............................      1,060,207
      1,553      * Quest Software, Inc .........................         22,565
        900     b* Quintus Corp ................................             45
        265        Quixote Corp ................................          4,487
          2     b* Quokka Sports, Inc ..........................              0
        727      * Radiant Systems, Inc ........................          9,473
        417      * Radisys Corp ................................          4,850
        200      * Raindance Communications, Inc ...............          1,146
      3,500      * Rambus, Inc .................................         14,315
      5,137      * Rational Software Corp ......................         42,175
      3,184      * RealNetworks, Inc ...........................         12,959
      4,122      * Red Hat, Inc ................................         24,196
      5,621      * Redback Networks, Inc .......................         10,062
        460      * Renaissance Learning, Inc ...................          9,301
        406      * Research Frontiers, Inc .....................          6,034

   SHARES                                                             VALUE
   ------                                                             -----
      2,177      * Retek, Inc ..................................   $     52,901
      3,088        Reynolds & Reynolds Co (Class A) ............         86,251
      6,760      * RF Micro Devices, Inc .......................         51,511
      4,380      * Riverstone Networks, Inc ....................         13,709
        673      * Rogers Corp .................................         18,380
        711      * Roxio, Inc ..................................          5,119
        360      * RSA Security, Inc ...........................          1,732
        386      * Rudolph Technologies, Inc ...................          9,623
      2,947      * S1 Corp .....................................         21,778
        582      * Sanchez Computer Associates, Inc ............          2,596
      1,369      * Sandisk Corp ................................         16,976
    130,413      * Sanmina-SCI Corp ............................        822,906
      1,411      * Sapient Corp ................................          1,496
        100      * Savvis Communications Corp ..................             53
        128      * SBS Technologies, Inc .......................          1,568
      2,171      * Scansoft, Inc ...............................         16,024
        200      * Scansource, Inc .............................         12,278
        580      * Seachange International, Inc ................          5,092
      1,230      * Secure Computing Corp .......................          9,287
      2,161      * Seebeyond Technology Corp ...................          6,699
        695      * Semitool, Inc ...............................          5,671
      2,459      * Semtech Corp ................................         65,655
        730      * Serena Software, Inc ........................          9,999
        134        Shenandoah Telecom Co .......................          7,196
     78,288      * Siebel Systems, Inc .........................      1,113,255
      2,412      * Silicon Image, Inc ..........................         14,761
      1,093      * Silicon Laboratories, Inc ...................         29,577
      3,241      * Silicon Storage Technology, Inc .............         25,280
        251      * Siliconix, Inc ..............................          6,953
        295      * Simpletech, Inc .............................          1,032
        166      * Simplex Solutions, Inc ......................          2,301
     19,567      * Solectron Corp ..............................        120,337
      1,157      * Somera Communications, Inc ..................          8,261
        850      * SonicWALL, Inc ..............................          4,267
      7,548      * Sonus Networks, Inc .........................         15,247
        200      * Sourcecorp ..................................          5,300
        713      * Spectralink Corp ............................          7,586
        265      * Spectrian Corp ..............................          2,743
        581      * SpeechWorks International, Inc ..............          2,138
        142      * SPSS, Inc ...................................          2,207
        153      * Sra International, Inc (Class A) ............          4,125
        327      * SS&C Technologies, Inc ......................          4,582
         44      * Standard Microsystems Corp ..................          1,038
      3,400      * Starbase Corp ...............................            714
     52,000        STMicroelectronics NV (New York Shs) ........      1,265,160
      1,505      * Storage Technology Corp .....................         24,035
      1,455      * StorageNetworks, Inc ........................          2,865
      1,447      * Stratos Lightwave, Inc ......................          2,315
    250,713      * Sun Microsystems, Inc .......................      1,256,072
     12,461      * Sungard Data Systems, Inc ...................        329,967
         60      * Suntron Corp ................................            505
        423      * Supertex, Inc ...............................          7,453
         57      * Surebeam Corp (Class A) .....................            310
        550        Surewest Communications .....................         29,211
      2,155      * Sybase, Inc .................................         22,735
      1,644      * Sycamore Networks, Inc ......................          6,346
        407      * Sykes Enterprises, Inc ......................          3,129
     22,551      * Symantec Corp ...............................        740,800
      3,950        Symbol Technologies, Inc ....................         33,575
         86      * Synaptics, Inc ..............................            647
      2,855      * Synopsys, Inc ...............................        156,483
        386      * Synplicity, Inc .............................          1,761
        223      * Syntel, Inc .................................          2,756
        205      * Sypris Solutions, Inc .......................          3,731
        748      * Systems & Computer Technology Corp ..........         10,105

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  37

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
     95,290      * Taiwan Semiconductor Manufacturing Co Ltd
                     (Spon ADR) ................................   $  1,238,770
      1,570      * Take-Two Interactive Software, Inc ..........         32,326
        952      * Tech Data Corp ..............................         36,033
        794        Technitrol, Inc .............................         18,500
      1,941      * Tekelec .....................................         15,586
        611      * Tektronix, Inc ..............................         11,420
      9,237      * Tellabs, Inc ................................         57,269
      1,619      * Tellium, Inc ................................          1,506
     24,419      * Teradyne, Inc ...............................        573,847
    185,587        Texas Instruments, Inc ......................      4,398,412
        930      * Therma-Wave, Inc ............................         10,593
      2,065        Thermo Electron Corp ........................         34,033
      2,422      * Tibco Software, Inc .........................         13,466
        597      * Tier Technologies, Inc (Class B) ............         10,627
      2,633      * Titan Corp ..................................         48,158
        800      * Tivo, Inc ...................................          2,968
      1,569        Total System Services, Inc ..................         29,513
        922      * Transaction Systems Architects, Inc (Class A)         10,843
      2,624      * Transmeta Corp ..............................          6,166
        841      * Trimble Navigation Ltd ......................         13,036
        302      * Tripos, Inc .................................          6,578
      4,494      * Triquint Semiconductor, Inc .................         28,807
        985      * Trizetto Group, Inc .........................          8,422
        589      * TTM Technologies, Inc .......................          3,075
         40      * U.S. Interactive, Inc .......................              0
        800     b* U.S. Wireless Corp ..........................              0
        258      * Ulticom, Inc ................................          1,749
        466      * Ultimate Electronics, Inc ...................         12,074
         66      * Ultratech Stepper, Inc ......................          1,069
      2,306      * Unisys Corp .................................         20,754
        417        United Industrial Corp ......................          9,111
        179      * United Online, Inc ..........................          2,148
        800      * Universal Access Global Holdings, Inc .......            151
        670      * Universal Display Corp ......................          5,561
      2,345      * Utstarcom, Inc ..............................         47,254
      1,284      * Varian Semiconductor Equipment Associates, Inc        43,566
        955      * Veeco Instruments, Inc ......................         22,070
        131      * Verint Systems, Inc .........................          1,477
      4,035      * VeriSign, Inc ...............................         29,012
     63,156      * Veritas Software Corp .......................      1,249,857
        513      * Verity, Inc .................................          5,689
        300      * Viador, Inc .................................             45
        353      * Vicor Corp ..................................          2,467
      1,572      * Viewpoint Corp ..............................          7,577
      5,046      * Vignette Corp ...............................          9,941
        441      * Virage Logic Corp ...........................          5,733
         58        Virco Manufacturing Corp ....................            759
      1,618      * Vishay Intertechnology, Inc .................         35,596
      4,424      * Vitesse Semiconductor Corp ..................         13,759
      1,664      * Vitria Technology, Inc ......................          1,597
        552      * WatchGuard Technologies, Inc ................          2,837
        964      * WebEx Communications, Inc ...................         15,328
      1,535      * webMethods, Inc .............................         15,197
        877      * Websense, Inc ...............................         22,425
        620      * Wesco International, Inc ....................          3,906
      4,576      * Western Digital Corp ........................         14,872
        721      * White Electronic Designs Corp ...............          5,408
        866      * Wilson Greatbatch Technologies, Inc .........         22,049
      2,041      * Wind River Systems, Inc .....................         10,225
        396      * Wireless Facilities, Inc ....................          1,940
        577      * Witness Systems, Inc ........................          4,258
        120        Woodhead Industries, Inc ....................          2,055
        817      * Xicor, Inc ..................................          3,301

   SHARES                                                             VALUE
   ------                                                             -----
     47,554      * Xilinx, Inc .................................   $  1,066,636
        819      * Zebra Technologies Corp (Class A) ...........         39,492
        807      * Zoran Corp ..................................         18,473
        467      * Zygo Corp ...................................          3,759
                                                                   ------------
                   TOTAL TECHNOLOGY                                 126,627,325
                                                                   ------------
 TRANSPORTATION--0.40%
      2,602      * Airtran Holdings, Inc .......................         13,921
      1,705      * Atlantic Coast Airlines Holdings, Inc .......         36,999
         26      * Atlas Air Worldwide Holdings, Inc ...........             96
        518      * BE Aerospace, Inc ...........................          6,827
      3,001        C.H. Robinson Worldwide, Inc ................        100,624
        411      * EGL, Inc ....................................          6,971
      4,093        Expeditors International Of Washington, Inc .        135,724
        306      * Express Jet Holdings, Inc ...................          3,987
        485      * Forward Air Corp ............................         15,898
        990      * Frontier Airlines, Inc ......................          8,049
        138      * Genesee & Wyoming, Inc (Class A) ............          3,111
        673      * Heartland Express, Inc ......................         16,105
         77      * Jetblue Airways Corp ........................          3,507
      1,009      * Knight Transportation, Inc ..................         23,399
        322      * Landstar System, Inc ........................         34,406
      1,311      * Mesa Air Group, Inc .........................         12,061
         94      * P.A.M. Transportation Services ..............          2,256
      5,342        Sabre Holdings Corp .........................        191,244
        988        Shurgard Storage Centers, Inc (Class A) .....         34,265
      1,253        Skywest, Inc ................................         29,308
     16,557        Southwest Airlines Co .......................        267,245
      1,313      * Swift Transportation Co, Inc ................         30,593
     15,826        United Parcel Service, Inc (Class B) ........        977,256
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,953,852
                                                                   ------------
 UTILITIES--0.55%
     40,689      * A T & T Wireless Services, Inc ..............        238,031
      3,400     b* Advanced Radio Telecom Corp .................              1
      7,654      * AES Corp ....................................         41,485
        900      * AirGate PCS, Inc ............................            900
        954      * Alamosa Holdings, Inc .......................          1,345
      2,287      * Allegiance Telecom, Inc .....................          4,185
     12,515      * American Tower Corp (Class A) ...............         43,177
      6,035     b* Arch Wireless, Inc ..........................              1
        459        Black Hills Corp ............................         15,886
      3,869      * Calpine Corp ................................         27,199
        223        Cascade Natural Gas Corp ....................          4,656
        160      * Centennial Communications Corp ..............            387
         79      * Chiles Offshore, Inc ........................          1,916
      5,613        Citizens Communications Co ..................         46,925
        462        Commonwealth Telephone Enterprises, Inc .....         18,591
        342        Connecticut Water Service, Inc ..............         10,424
      2,662      * Crown Castle International Corp .............         10,462
        455      * Dobson Communications Corp (Class A) ........            391
      2,600     b* e.spire Communications, Inc .................             26
        101        Energysouth, Inc ............................          3,234
     16,565      b* Enron Corp .................................          1,756
      1,713      * General Communication, Inc (Class A) ........         11,426
     15,300      * Global Telesystems, Inc .....................             18
        600        Hickory Tech Corp ...........................          9,000
     12,100     b* ICG Communications, Inc .....................            157
      2,157        Kinder Morgan, Inc ..........................         82,009
     13,012      * Level 3 Communications, Inc .................         38,385
        463        Madison Gas & Electric Co ...................         12,895
      6,900     b* Metrocall, Inc ..............................             69
        355        Middlesex Water Co ..........................          9,326
      2,508      * Mirant Corp .................................         18,308
        178      * NATCO Group, Inc (Class A) ..................          1,545
         71        New Jersey Resources Corp ...................          2,118
      1,513     b* Newpower Holdings, Inc ......................             29

                       SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 UTILITIES--(CONTINUED)
     27,747      * Nextel Communications, Inc (Class A) ........   $     89,068
      2,778      * Nextel Partners, Inc (Class A) ..............          8,362
        641        North Pittsburgh Systems, Inc ...............         10,314
      2,800     b* NorthPoint Communications Group, Inc ........            532
      1,027        Otter Tail Corp .............................         32,371
      1,153      * Petroquest Energy, Inc ......................          6,422
      2,028      * Price Communications Corp ...................         32,448
      9,662      * PSINet, Inc .................................             29
        273      * Quicksilver Resources, Inc ..................          7,052
     31,254      * Qwest Communications International, Inc .....         87,511
      1,284      * RCN Corp ....................................          1,735
      3,700     b* Rhythms Netconnections, Inc .................              2
      2,822        Skyworks Solutions, Inc .....................         15,664
        375        Southwest Water Co ..........................          7,092
        958      * Southwestern Energy Co ......................         14,534
      1,711      * Spectrasite Holdings, Inc ...................            308
    358,205      * Sprint Corp (PCS Group) .....................      1,601,176
      1,500     b* Teligent, Inc (Class A) .....................              4
        843      * Time Warner Telecom, Inc (Class A) ..........          1,416
        817      * Triton PCS Holdings, Inc (Class A) ..........          3,186
      3,682      * U.S. Unwired, Inc (Class A) .................         10,310
        478        UGI Corp ....................................         15,267
         42        Unitil Corp .................................          1,254
         62      * Vast Solutions, Inc (Class B1) ..............              0
         62      * Vast Solutions, Inc (Class B2) ..............              0
         62      * Vast Solutions, Inc (Class B3) ..............              0

   SHARES/
  PRINCIPAL                                                           VALUE
   ------                                                             -----
        644     b* Viatel, Inc ................................   $         16
      2,200     b* WebLink Wireless, Inc (Class A) ............             13
        782      * West Corp ..................................         17,251
        181        Western Gas Resources, Inc .................          6,769
      2,217      * Western Wireless Corp (Class A) ............          7,094
      2,517        Williams Cos, Inc ..........................         15,077
      6,150     b* WinStar Communications, Inc ................             15
      2,300     b* World Access, Inc ..........................              5
                                                                   ------------
                   TOTAL UTILITIES                                    2,648,560
                                                                   ------------
                   TOTAL COMMON STOCK
                   (COST $643,426,834)                              481,151,502
                                                                   ------------
SHORT TERM INVESTMENT--0.24%
 U.S. GOVERNMENT AND AGENCIES--0.24%
                   Federal Home Loan Mortgage Corp (FHLMC)
   $1,150,000        1.900%, 07/01/02 ..........................      1,150,000
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                   (COST $1,150,000)                                  1,150,000
                                                                   ------------
                   TOTAL PORTFOLIO--99.92%
                   (COST $644,589,803)                              482,313,144
                     OTHER ASSETS & LIABILITIES, NET--0.08%             389,668
                                                                   ------------
                   NET ASSETS--100.00%                             $482,702,812
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  39

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
        237      * Sealed Air Corp .............................   $      9,681
                                                                   ------------
                   TOTAL PREFERRED STOCK
                    (COST $10,534)                                        9,681
                                                                   ------------
COMMON STOCK--99.66%
 AEROSPACE AND DEFENSE--1.57%
     22,620        Boeing Co ...................................      1,017,900
         40      * EnPro Industries, Inc .......................            210
     51,000        General Dynamics Corp .......................      5,423,850
      2,700        Goodrich Corp ...............................         73,764
     13,400        Lockheed Martin Corp ........................        931,300
      3,300        Northrop Grumman Corp .......................        412,500
      3,400        PerkinElmer, Inc ............................         37,570
     11,709        Raytheon Co .................................        477,142
      7,800        Rockwell Collins, Inc .......................        213,876
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        8,588,112
                                                                   ------------
 BASIC INDUSTRIES--4.66%
     73,100        Air Products & Chemicals, Inc ...............      3,689,357
      7,000        Alcan, Inc ..................................        262,640
     21,768        Alcoa, Inc ..................................        721,609
      3,700        Allegheny Technologies, Inc .................         58,460
      1,100      * American Standard Cos, Inc ..................         82,610
      4,600        Avery Dennison Corp .........................        288,650
      1,600        Ball Corp ...................................         66,368
     11,988        Barrick Gold Corp (U.S.) ....................        227,652
      2,300        Bemis Co ....................................        109,250
      3,600        Black & Decker Corp .........................        173,520
      1,900        Boise Cascade Corp ..........................         65,607
      2,900        Centex Corp .................................        167,591
     23,566        Dow Chemical Co .............................        810,199
     32,688        Du Pont (E.I.) de Nemours & Co ..............      1,451,347
      2,200        Eastman Chemical Co .........................        103,180
      5,700        Ecolab, Inc .................................        263,511
      5,200        Engelhard Corp ..............................        147,264
      4,400        Fluor Corp ..................................        171,380
      6,200      * Freeport-Mcmoran Copper & Gold, Inc
                     (Class A) .................................        110,670
     10,607        Georgia-Pacific Corp ........................        260,720
      1,900        Great Lakes Chemical Corp ...................         50,331
      2,800      * Hercules, Inc ...............................         32,480
      3,700      * Inco Ltd Co (U.S.) ..........................         83,768
     16,510        International Paper Co ......................        719,506
      1,000        KB Home .....................................         51,510
     78,392        Kimberly-Clark Corp .........................      4,860,304
      3,200      * Louisiana-Pacific Corp ......................         33,888
     13,200        Masco Corp ..................................        357,852
      6,367        MeadWestvaco Corp ...........................        213,677
    128,200        Newmont Mining Corp .........................      3,375,506
      1,400        Nucor Corp ..................................         91,056
      5,000      * Pactiv Corp .................................        119,000
      2,096      * Phelps Dodge Corp ...........................         86,355
     14,100        Placer Dome, Inc (U.S.) .....................        158,061
      7,700        Plum Creek Timber Co, Inc ...................        236,390
      6,200        PPG Industries, Inc .........................        383,780
     67,035        Praxair, Inc ................................      3,818,984
        500        Pulte Homes, Inc ............................         28,740
      6,321        Rohm & Haas Co ..............................        255,937
      2,068      * Sealed Air Corp .............................         83,278
      3,900        Sherwin-Williams Co .........................        116,727
      3,100        Sigma-Aldrich Corp ..........................        155,465
      2,000        Snap-On, Inc ................................         59,380
      3,700        Stanley Works ...............................        151,737
      2,500        Temple-Inland, Inc ..........................        144,650
      4,100        United States Steel Corp ....................         81,549

   SHARES                                                             VALUE
   ------                                                             -----
      3,700        Vulcan Materials Co .........................   $    162,060
      4,800        Weyerhaeuser Co .............................        306,480
      3,000        Worthington Industries, Inc .................         54,300
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                            25,504,336
                                                                   ------------
 CONSUMER CYCLICAL--11.31%
      2,000      * American Greetings Corp (Class A) ...........         33,320
    209,528        AOL Time Warner, Inc ........................      3,082,157
      4,900      * Apollo Group, Inc (Class A) .................        193,158
    196,101        Autoliv, Inc ................................      4,941,745
      8,500      * Bed Bath & Beyond, Inc ......................        320,790
      3,800        Big Lots, Inc ...............................         74,784
      3,400        Brunswick Corp ..............................         95,200
     13,100        Carnival Corp ...............................        362,739
     17,900        Clear Channel Communications, Inc ...........        573,158
     28,500      * Comcast Corp (Class A) Special ..............        679,440
      3,100        Cooper Tire & Rubber Co .....................         63,705
    106,364      * Cox Communications, Inc (Class A) ...........      2,930,328
      7,000        Dana Corp ...................................        129,710
      8,550        Darden Restaurants, Inc .....................        211,185
     22,703        Delphi Corp .................................        299,680
      3,600        Dillard's, Inc (Class A) ....................         94,644
     11,375        Dollar General Corp .........................        216,466
      2,600        Dow Jones & Co, Inc .........................        125,970
      6,300        Eastman Kodak Co ............................        183,771
     95,676        Family Dollar Stores, Inc ...................      3,372,579
      7,800      * Federated Department Stores, Inc ............        309,660
     45,690        Ford Motor Co ...............................        731,040
      7,963        Gannett Co, Inc .............................        604,392
     15,163        Gap, Inc ....................................        215,315
     18,011        General Motors Corp .........................        962,688
      3,800        Genuine Parts Co ............................        132,506
      3,900        Goodyear Tire & Rubber Co ...................         72,969
     11,000        Harley-Davidson, Inc ........................        563,970
      3,800        Harrah's Entertainment, Inc .................        168,530
      9,900        Hilton Hotels Corp ..........................        137,610
      4,500      * International Game Technology ...............        255,150
     11,240        Interpublic Group Of Cos, Inc ...............        278,302
     11,300        J.C. Penney Co, Inc .........................        248,826
      3,500        Johnson Controls, Inc .......................        285,635
      3,400      * Jones Apparel Group, Inc ....................        127,500
      2,300        Knight Ridder, Inc ..........................        144,785
     10,200      * Kohl's Corp .................................        714,816
      7,000        Leggett & Platt, Inc ........................        163,800
    277,874      * Liberty Media Corp (Class A) ................      2,778,740
     20,300        Limited, Inc ................................        432,390
      2,600        Liz Claiborne, Inc ..........................         82,680
      6,600        Marriott International, Inc (Class A) .......        251,130
      6,500        May Department Stores Co ....................        214,045
      3,500        Maytag Corp .................................        149,275
     40,728        McDonald's Corp .............................      1,158,712
      5,600        McGraw-Hill Cos, Inc ........................        334,320
      1,200        Meredith Corp ...............................         46,020
      4,300        New York Times Co (Class A) .................        221,450
      7,500        Nike, Inc (Class B) .........................        402,375
    728,000        Nissan Motor Co Ltd .........................      5,041,356
      6,100        Nordstrom, Inc ..............................        138,165
      4,733        Omnicom Group, Inc ..........................        216,771
      2,900      * Reebok International Ltd ....................         85,550
      3,900        R.R. Donnelley & Sons Co ....................        107,445
      7,100        Sears Roebuck & Co ..........................        385,530
     11,100      * Starbucks Corp ..............................        275,835
     29,500        Target Corp .................................      1,123,950
     86,919        Tiffany & Co ................................      3,059,549
     20,500        TJX Cos, Inc ................................        402,005
      9,202        Tribune Co ..................................        400,287

40  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

SEE NOTES TO FINANCIAL STATEMENTS

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------
   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
      5,400        TRW, Inc ....................................   $    307,692
      6,800      * Univision Communications, Inc (Class A) .....        213,520
      4,700        VF Corp .....................................        184,287
     54,059      * Viacom, Inc (Class B) .......................      2,398,598
      3,394        Visteon Corp ................................         48,195
    281,808        Wal-Mart Stores, Inc ........................     15,502,258
     60,900        Walt Disney Co ..............................      1,151,010
      2,100        Wendy's International, Inc ..................         83,643
      2,042        Whirlpool Corp ..............................        133,465
     18,000      * Yahoo!, Inc .................................        265,680
      6,700      * Yum Brands, Inc .............................        195,975
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           61,893,926
                                                                   ------------
 CONSUMER NON-CYCLICAL--10.74%
      1,300        Alberto-Culver Co (Class B) .................         62,140
     10,661        Albertson's, Inc ............................        324,734
     24,500        Anheuser-Busch Cos, Inc .....................      1,225,000
     15,101        Archer Daniels Midland Co ...................        193,142
      4,400      * Autozone, Inc ...............................        340,120
      5,100        Avon Products, Inc ..........................        266,424
     73,849      * Best Buy Co, Inc ............................      2,680,719
      1,700        Brown-Forman Corp (Class B) .................        117,300
     12,100        Campbell Soup Co ............................        334,686
      3,600        Circuit City Stores, Inc (Circuit City Group)         67,500
      6,700        Clorox Co ...................................        277,045
         97      * Coach, Inc ..................................          5,325
     77,526        Coca-Cola Co ................................      4,341,456
     13,400        Coca-Cola Enterprises, Inc ..................        295,872
     90,900        Colgate-Palmolive Co ........................      4,549,545
     18,600        Conagra Foods, Inc ..........................        514,290
      1,800        Coors (Adolph) Co (Class B) .................        112,140
     10,200        Costco Wholesale Corp .......................        393,924
      8,000        CVS Corp ....................................        244,800
    226,580        Diageo plc ..................................      2,942,602
     83,214        General Mills, Inc ..........................      3,668,073
     34,500        Gillette Co .................................      1,168,515
      4,450        Hasbro, Inc .................................         60,342
      3,600        Hershey Foods Corp ..........................        225,000
     10,200        HJ Heinz Co .................................        419,220
    143,571        Home Depot, Inc .............................      5,273,363
      2,600        International Flavors & Fragrances, Inc .....         84,474
        783        JM Smucker Co ...............................         26,724
     14,500        Kellogg Co ..................................        519,970
     24,000      * Kroger Co ...................................        477,600
    106,906        Lowe's Cos ..................................      4,853,532
     12,400        Mattel, Inc .................................        261,392
     18,705        Nestle S.A. (Regd) ..........................      4,361,523
      7,688        Newell Rubbermaid, Inc ......................        269,541
      8,600      * Office Depot, Inc ...........................        144,480
     11,300        Pepsi Bottling Group, Inc ...................        348,040
    137,024        Pepsico, Inc ................................      6,604,557
     65,800        Philip Morris Cos, Inc ......................      2,874,144
     39,156        Procter & Gamble Co .........................      3,496,631
      4,300        RadioShack Corp .............................        129,258
     14,800      * Safeway, Inc ................................        432,012
     23,463        Sara Lee Corp ...............................        484,276
     13,500      * Staples, Inc ................................        265,950
     11,600      * Toys "R" Us, Inc ............................        202,652
      2,700        Tupperware Corp .............................         56,133
     16,917        Unilever NV (New York Shs) ..................      1,096,222
      3,500        UST, Inc ....................................        119,000
     27,936        Walgreen Co .................................      1,079,168
      6,500        Winn-Dixie Stores, Inc ......................        101,335
      7,300        Wrigley (Wm.) Jr Co .........................        404,055
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       58,795,946
                                                                   ------------

   SHARES                                                             VALUE
   ------                                                             -----
 ENERGY--8.77%
      2,100        Amerada Hess Corp ...........................   $    173,250
      9,248        Anadarko Petroleum Corp .....................        455,926
     94,500        Apache Corp .................................      5,431,860
      2,500        Ashland, Inc ................................        101,250
    134,496        Baker Hughes, Inc ...........................      4,477,372
      7,500        BJ Services Co ..............................        254,100
    134,668        Burlington Resources, Inc ...................      5,117,384
     33,062        ChevronTexaco Corp ..........................      2,925,987
     17,775        Conoco, Inc .................................        494,145
      4,500        Devon Energy Corp ...........................        221,760
      5,300        EOG Resources, Inc ..........................        210,410
    518,000        Exxon Mobil Corp ............................     21,196,560
      7,800        Halliburton Co ..............................        124,332
      2,490        Kerr-McGee Corp .............................        133,340
      7,500        Marathon Oil Corp ...........................        203,400
      1,400      * McDermott International, Inc ................         11,340
      4,000      * Nabors Industries Ltd .......................        141,200
      3,300      * Noble Corp ..................................        127,380
     13,500        Occidental Petroleum Corp ...................        404,865
      9,460        Phillips Petroleum Co .......................        557,005
      2,700        Rowan Cos, Inc ..............................         57,915
     65,728        Royal Dutch Petroleum Co (New York Shs) .....      3,632,787
     18,800        Schlumberger Ltd ............................        874,200
      1,200        Sunoco, Inc .................................         42,756
      9,881        Transocean, Inc .............................        307,793
      9,136        Unocal Corp .................................        337,484
                                                                   ------------
                   TOTAL ENERGY                                      48,015,801
                                                                   ------------
 FINANCIAL SERVICES--19.73%
     10,300        ACE Ltd .....................................        325,480
     18,100        Aflac, Inc ..................................        579,200
     19,300        Allstate Corp ...............................        713,714
      1,800        Ambac Financial Group, Inc ..................        120,960
     41,800        American Express Co .........................      1,518,176
    219,559        American International Group, Inc ...........     14,980,511
     10,800        Amsouth Bancorp .............................        241,704
      5,850        AON Corp ....................................        172,458
    159,366        Bank Of America Corp ........................     11,212,992
     18,700        Bank Of New York Co, Inc ....................        631,125
     32,034        Bank One Corp ...............................      1,232,668
     10,600        BB&T Corp ...................................        409,160
      4,246        Bear Stearns Cos, Inc .......................        259,855
      6,500        Capital One Financial Corp ..................        396,825
     37,600        Charles Schwab Corp .........................        421,120
      5,331        Charter One Financial, Inc ..................        183,280
      6,200        Chubb Corp ..................................        438,960
      6,000        Cincinnati Financial Corp ...................        279,180
    414,345        Citigroup, Inc ..............................     16,055,869
      3,950        Comerica, Inc ...............................        242,530
      8,924      * Conseco, Inc ................................         17,848
      5,100        Countrywide Credit Industries, Inc ..........        246,075
     12,500        Equity Office Properties Trust ..............        376,250
      7,500        Equity Residential Properties Trust .........        215,625
    110,275        Fannie Mae ..................................      8,132,781
     19,107        Fifth Third Bancorp .........................      1,273,482
      5,200        First Tennessee National Corp ...............        199,160
    100,978        FleetBoston Financial Corp ..................      3,266,638
      7,500        Franklin Resources, Inc .....................        319,800
     20,536        Freddie Mac .................................      1,256,803
      5,400        Golden West Financial Corp ..................        371,412
     54,279        Goldman Sachs Group, Inc ....................      3,981,365
      6,200        Hartford Financial Services Group, Inc ......        368,714
     15,626        Household International, Inc ................        776,612
      6,342        Huntington Bancshares, Inc ..................        123,162
      3,175        Jefferson-Pilot Corp ........................        149,225

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  41

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 FINANCIAL SERVICES--(CONTINUED)
      7,300        John Hancock Financial Services, Inc $ 256,960
     61,580        JP Morgan Chase & Co ........................      2,088,794
     10,500        Keycorp .....................................        286,650
      5,700        Lehman Brothers Holdings, Inc ...............        356,364
      4,500        Lincoln National Corp .......................        189,000
      8,250        Marsh & McLennan Cos, Inc ...................        796,950
      8,000        Marshall & Ilsley Corp ......................        247,440
      3,000        MBIA, Inc ...................................        169,590
     28,375        MBNA Corp ...................................        938,361
     15,300        Mellon Financial Corp .......................        480,879
     27,600        Merrill Lynch & Co, Inc .....................      1,117,800
     19,000        Metlife, Inc ................................        547,200
      2,100        MGIC Investment Corp ........................        142,380
     35,060        Morgan Stanley Dean Witter & Co .............      1,510,385
     16,800        National City Corp ..........................        558,600
     84,076        Northern Trust Corp .........................      3,704,389
      9,700        PNC Financial Services Group, Inc ...........        507,116
      7,800        Progressive Corp ............................        451,230
      5,400      * Providian Financial Corp ....................         31,752
      8,200        Regions Financial Corp ......................        288,230
    131,871        Safeco Corp .................................      4,073,495
      3,400        Slm Corp ....................................        329,460
     12,200        SouthTrust Corp .............................        318,664
      4,950        St. Paul Cos, Inc ...........................        192,654
      8,000        Starwood Hotels & Resorts Worldwide, Inc ....        263,120
     11,400        State Street Corp ...........................        509,580
      7,500        Stilwell Financial, Inc .....................        136,500
      9,700        Suntrust Banks, Inc .........................        656,884
     11,000        Synovus Financial Corp ......................        302,720
      2,998        T Rowe Price Group, Inc .....................         98,574
      4,300        Torchmark Corp ..............................        164,260
    322,918        U.S. Bancorp ................................      7,540,135
      7,650        Union Planters Corp .........................        247,631
     50,285        UnumProvident Corp ..........................      1,279,753
      7,800        Wachovia Corp ...............................      1,558,088
     28,345        Washington Mutual, Inc ......................      1,051,883
     53,200        Wells Fargo & Co ............................      2,663,192
      3,800        XL Capital Ltd (Class A) ....................        321,860
      2,800        Zions Bancorp ...............................        145,880
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                         108,015,122
                                                                   ------------
 HEALTH CARE--16.62%
    158,520        Abbott Laboratories .........................      5,968,278
    123,722        Aetna, Inc ..................................      5,934,944
     17,394      * Alcon, Inc ..................................        595,745
      4,200        Allergan, Inc ...............................        280,350
      3,300        AmerisourceBergen Corp ......................        250,800
    128,228        Amgen, Inc ..................................      5,370,189
      4,500        Applera Corp (Applied Biosystems Group) .....         87,705
      1,300        Bard (C.R.), Inc ............................         73,554
      2,900        Bausch & Lomb, Inc ..........................         98,165
     89,068        Baxter International, Inc ...................      3,959,073
     10,200        Becton Dickinson & Co .......................        351,390
      2,700      * Biogen, Inc .................................        111,861
      5,200        Biomet, Inc .................................        141,024
      8,200      * Boston Scientific Corp ......................        240,424
     61,200        Bristol-Myers Squibb Co .....................      1,572,840
     69,319        Cardinal Health, Inc ........................      4,256,880
      6,200      * Chiron Corp .................................        219,170
      3,205        Cigna Corp ..................................        312,231
      5,400      * Forest Laboratories, Inc ....................        382,320
      5,800      * Genzyme Corp (General Division) .............        111,592
      9,000      * Guidant Corp ................................        272,070
     17,000        HCA, Inc ....................................        807,500
      6,900      * Health Management Associates, Inc (Class A) .        139,035

   SHARES                                                             VALUE
   ------                                                             -----
     11,016      * Healthsouth Corp ............................   $    140,895
      7,500      * Humana, Inc .................................        117,225
     17,100      * Immunex Corp ................................        382,014
     12,500        IMS Health, Inc .............................        224,375
    136,098        Johnson & Johnson ...........................      7,112,481
    115,393      * King Pharmaceuticals, Inc ...................      2,567,494
     33,000        Lilly (Eli) & Co ............................      1,861,200
      2,700      * Manor Care, Inc .............................         62,100
      9,142        McKesson Corp ...............................        298,943
      7,400      * Medimmune, Inc ..............................        195,360
     36,500        Medtronic, Inc ..............................      1,564,025
     70,700        Merck & Co, Inc .............................      3,580,248
      2,100      * Millipore Corp ..............................         67,158
      4,200        Pall Corp ...................................         87,150
    477,671        Pfizer, Inc .................................     16,718,485
    150,648        Pharmacia Corp ..............................      5,641,768
      5,600      * Quintiles Transnational Corp ................         69,944
    194,949        Schering-Plough Corp ........................      4,795,745
      2,600        St. Jude Medical, Inc .......................        192,010
      5,900        Stryker Corp ................................        315,709
      9,900        Tenet Healthcare Corp .......................        708,345
     57,848        UnitedHealth Group, Inc .....................      5,295,984
         78      * Viasys Healthcare, Inc ......................          1,361
      3,700      * Waters Corp .................................         98,790
      3,000      * Watson Pharmaceuticals, Inc .................         75,810
      5,400      * Wellpoint Health Networks, Inc ..............        420,174
    127,541        Wyeth .......................................      6,530,099
      9,270      * Zimmer Holdings, Inc ........................        330,568
                                                                   ------------
                   TOTAL HEALTH CARE                                 90,992,600
                                                                   ------------
 OTHER--1.57%
     29,413        Cendant Corp ................................        467,078
      7,000        Cintas Corp .................................        346,010
      1,350        Crane Co ....................................         34,263
      6,000        Dover Corp ..................................        210,000
      4,000        Fortune Brands, Inc .........................        224,000
      7,400        H & R Block, Inc ............................        341,510
     26,537        Honeywell International, Inc ................        934,899
      2,300        ITT Industries, Inc .........................        162,380
      5,300        Loews Corp ..................................        280,847
      6,900        Moody's Corp ................................        343,275
        600        National Service Industries, Inc ............          5,400
      3,400        Robert Half International, Inc ..............         79,220
      3,900        Supervalu, Inc ..............................         95,667
     16,700        Sysco Corp ..................................        454,574
      3,000        Textron, Inc ................................        140,700
      3,200      * TMP Worldwide, Inc ..........................         68,800
    248,603        Tyco International Ltd ......................      3,358,627
     15,500        United Technologies Corp ....................      1,052,450
                                                                   ------------
                   TOTAL OTHER                                        8,599,700
                                                                   ------------
 PRODUCER DURABLES--4.94%
     11,300        3M Co .......................................      1,389,900
      5,800      * Allied Waste Industries, Inc ................         55,680
      7,900        Caterpillar, Inc ............................        386,705
      2,500        Cooper Industries Ltd (Class A) .............         98,250
      1,500        Cummins, Inc ................................         49,650
      4,300        Danaher Corp ................................        285,305
      8,900        Deere & Co ..................................        426,310
     48,152        Eaton Corp ..................................      3,503,058
     12,400        Emerson Electric Co .........................        663,524
          3      * FMC Technologies, Inc .......................             62
    599,161        General Electric Co .........................     17,405,627
     10,392        Illinois Tool Works, Inc ....................        709,774
         52      * Imagistics International, Inc ...............          1,116
      7,150        Ingersoll-Rand Co (Class A) .................        326,469
         67      * Kadant, Inc .................................          1,106

42  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 PRODUCER DURABLES--(CONTINUED)
      1,200        Navistar International Corp .................   $     38,400
      5,200        Paccar, Inc .................................        230,828
      2,350        Parker Hannifin Corp ........................        112,307
      8,800        Pitney Bowes, Inc ...........................        349,536
      2,200      * Power-One, Inc ..............................         13,684
      7,100        Rockwell Automation, Inc ....................        141,858
      2,500      * Thomas & Betts Corp .........................         46,500
     18,747        Waste Management, Inc .......................        488,359
      2,700        WW Grainger, Inc ............................        135,270
     30,200      * Xerox Corp ..................................        210,494
                                                                   ------------
                   TOTAL PRODUCER DURABLES                           27,069,772
                                                                   ------------
 TECHNOLOGY--14.26%
     25,100      * ADC Telecommunications, Inc .................         57,479
     11,000        Adobe Systems, Inc ..........................        313,500
      8,500        Advanced Micro Devices, Inc .................         82,620
      1,123      * Agere Systems, Inc (Class A) ................          1,572
      7,163      * Agere Systems, Inc (Class B) ................         10,745
     18,974      * Agilent Technologies, Inc ...................        448,735
     13,400      * Altera Corp .................................        182,240
      5,500      * American Power Conversion Corp ..............         69,465
     98,017      * Analog Devices, Inc .........................      2,911,105
      2,400      * Andrew Corp .................................         35,808
     14,800      * Apple Computer, Inc .........................        262,256
     54,400      * Applied Materials, Inc ......................      1,034,688
     10,100      * Applied Micro Circuits Corp .................         47,773
      3,000        Autodesk, Inc ...............................         39,750
     18,600        Automatic Data Processing, Inc ..............        810,030
      9,699      * Avaya, Inc ..................................         48,010
         93      * Axcelis Technologies, Inc ...................          1,051
      7,000      * BMC Software, Inc ...........................        116,200
      8,100      * Broadcom Corp (Class A) .....................        142,074
     12,500      * CIENA Corp ..................................         52,375
    464,523      * Cisco Systems, Inc ..........................      6,480,096
      5,500      * Citrix Systems, Inc .........................         33,220
     17,450        Computer Associates International, Inc ......        277,281
      6,000        Computer Sciences Corp ......................        286,800
     11,600      * Compuware Corp ..............................         70,412
      5,400      * Comverse Technology, Inc ....................         50,004
     15,518      * Concord EFS, Inc ............................        467,713
      8,400      * Conexant Systems, Inc .......................         13,608
      4,900      * Convergys Corp ..............................         95,452
     30,600      * Corning, Inc ................................        108,630
     79,300      * Dell Computer Corp ..........................      2,072,902
      2,400        Deluxe Corp .................................         93,336
     16,200        Electronic Data Systems Corp ................        601,830
     42,812        EMC Corp ....................................        323,231
      3,900        Equifax, Inc ................................        105,300
     19,800        First Data Corp .............................        736,560
      8,050      * Fiserv, Inc .................................        295,516
      9,600      * Gateway, Inc ................................         42,624
     82,606        Hewlett-Packard Co ..........................      1,262,220
    517,281        Intel Corp ..................................      9,450,724
     51,014        International Business Machines Corp ........      3,673,008
      6,400      * Intuit, Inc .................................        318,208
      5,700      * Jabil Circuit, Inc ..........................        120,327
     45,400      * JDS Uniphase Corp ...........................        121,218
      4,000      * KLA-Tencor Corp .............................        175,960
    119,264      * Lam Research Corp ...........................      2,144,367
      5,900      * Lexmark International, Inc ..................        320,960
     99,600        Linear Technology Corp ......................      3,130,428
     12,600      * LSI Logic Corp ..............................        110,250
    104,985      * Lucent Technologies, Inc ....................        174,275
      9,800      * Maxim Integrated Products, Inc ..............        375,634
      2,400      * Mercury Interactive Corp ....................         55,104

   SHARES                                                             VALUE
   ------                                                             -----
     20,900        Micron Technology, Inc ......................   $    422,598
    338,611      * Microsoft Corp ..............................     18,522,022
          9      * MIPS Technologies, Inc (Class B) ............             50
      4,225        Molex, Inc ..................................        141,664
    389,441        Motorola, Inc ...............................      5,615,739
      7,600      * National Semiconductor Corp .................        221,692
      2,100      * NCR Corp ....................................         72,660
     10,100      * Network Appliance, Inc ......................        125,644
    107,360      * Nortel Networks Corp (U.S.) .................        155,672
      9,900      * Novell, Inc .................................         31,779
      4,200      * Novellus Systems, Inc .......................        142,800
      4,400      * Nvidia Corp .................................         75,592
    180,400      * Oracle Corp .................................      1,708,388
     16,287      * Palm, Inc ...................................         28,665
      6,300      * Parametric Technology Corp ..................         21,609
      7,325        Paychex, Inc ................................        229,199
      9,100      * Peoplesoft, Inc .............................        135,408
      4,900      * PMC-Sierra, Inc .............................         45,423
      2,800      * QLogic Corp .................................        106,680
     18,400      * Qualcomm, Inc ...............................        505,816
      5,600      * Rational Software Corp ......................         45,976
         48      * Riverstone Networks, Inc ....................            150
          3      * Roxio, Inc ..................................             22
     14,300      * Sanmina-SCI Corp ............................         90,233
     22,400        SAP AG ......................................      2,195,688
      7,100        Scientific-Atlanta, Inc .....................        116,795
     14,200      * Siebel Systems, Inc .........................        201,924
     23,800      * Solectron Corp ..............................        146,370
    108,300      * Sun Microsystems, Inc .......................        542,583
      6,250        Symbol Technologies, Inc ....................         53,125
      4,200      * Tektronix, Inc ..............................         78,582
     12,800      * Tellabs, Inc ................................         79,360
      5,400      * Teradyne, Inc ...............................        126,900
    213,946        Texas Instruments, Inc ......................      5,070,520
      9,900        Thermo Electron Corp ........................        163,350
     11,000      * Unisys Corp .................................         99,000
     12,191      * Veritas Software Corp .......................        241,260
      5,800      * Vitesse Semiconductor Corp ..................         18,038
     11,400      * Xilinx, Inc .................................        255,702
                                                                   ------------
                   TOTAL TECHNOLOGY                                  78,089,352
                                                                   ------------
 TRANSPORTATION--0.53%
      5,800        AMR Corp ....................................         97,788
      8,400        Burlington Northern Santa Fe Corp ...........        252,000
      8,900        CSX Corp ....................................        311,945
      3,400        Delta Air Lines, Inc ........................         68,000
     10,880        Fedex Corp ..................................        580,992
     16,100        Norfolk Southern Corp .......................        376,418
      1,900        Ryder System, Inc ...........................         51,471
      6,213        Sabre Holdings Corp .........................        222,425
     22,437        Southwest Airlines Co .......................        362,582
      8,700        Union Pacific Corp ..........................        550,536
                                                                   ------------
                   TOTAL TRANSPORTATION                               2,874,157
                                                                   ------------
 UTILITIES--4.96%
    465,370        A T & T Corp ................................      4,979,459
    508,075        * A T & T Wireless Services, Inc ............      2,972,239
     15,400        * AES Corp ..................................         83,468
      6,300        Allegheny Energy, Inc .......................        162,225
     10,900        Alltel Corp .................................        512,300
      2,900        Ameren Corp .................................        124,729
     11,140        American Electric Power Co, Inc .............        445,823
     53,300        BellSouth Corp ..............................      1,678,950
     10,200        * Calpine Corp ..............................         71,706
      3,900        Centurytel, Inc .............................        115,050
      3,200        Cinergy Corp ................................        115,168
      7,300        Citizens Communications Co ..................         61,028

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  43

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 UTILITIES--(CONTINUED)
      5,200        CMS Energy Corp .............................   $     57,096
      4,700        Consolidated Edison, Inc ....................        196,225
      6,500        Constellation Energy Group, Inc .............        190,710
      6,426        Dominion Resources, Inc .....................        425,401
      4,400        DTE Energy Co ...............................        196,416
     28,000        Duke Energy Corp ............................        870,800
      6,200        Dynegy, Inc (Class A) .......................         44,640
      7,200      * Edison International ........................        122,400
     16,064        El Paso Corp ................................        331,079
      5,100        Entergy Corp ................................        216,444
      7,337        Exelon Corp .................................        383,725
      6,691        FirstEnergy Corp ............................        223,346
      4,255        FPL Group, Inc ..............................        255,257
          5     b* Global Crossing Ltd .........................              0
      4,100        KeySpan Corp ................................        154,365
      3,500        Kinder Morgan, Inc ..........................        133,070
     21,569      * Mirant Corp .................................        157,454
     25,300      * Nextel Communications, Inc (Class A) ........         81,213
      1,900        Nicor, Inc ..................................         86,925
      7,509        NiSource, Inc ...............................        163,921
      1,343      * NiSource, Inc (Sails) .......................          2,793
      7,900      * P G & E Corp ................................        141,331
        600        Peoples Energy Corp .........................         21,876
      3,900        Pinnacle West Capital Corp ..................        154,050
      6,447        PPL Corp ....................................        213,267
      5,700        Progress Energy, Inc ........................        296,457
        500      * Progress Energy, Inc (Cvo) ..................            225
      7,400        Public Service Enterprise Group, Inc ........        320,420
     51,242      * Qwest Communications International, Inc .....        143,478
     13,710        Reliant Energy, Inc .........................        231,699

   SHARES/
  PRINCIPAL                                                           VALUE
   ------                                                             -----
    105,037        SBC Communications, Inc .....................   $  3,203,629
      8,373        Sempra Energy ...............................        185,294
      2,948        Skyworks Solutions, Inc .....................         16,361
     23,000        Southern Co .................................        630,200
     37,600        Sprint Corp (FON Group) .....................        398,936
    291,871      * Sprint Corp (PCS Group) .....................      1,304,663
      8,000        Teco Energy, Inc ............................        198,000
      7,212        TXU Corp ....................................        371,779
     81,160        Verizon Communications, Inc .................      3,256,858
     29,900        Williams Cos, Inc ...........................        179,101
         56     b* WorldCom, Inc (WorldCom Group) ..............              5
     15,740        XCEL Energy, Inc ............................        263,960
                                                                   ------------
                   TOTAL UTILITIES                                   27,147,014
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $597,979,763)                            545,585,838
                                                                   ------------
SHORT TERM INVESTMENT--0.28%
 U.S. GOVERNMENT AND AGENCY--0.28%
                   Federal Home Loan Mortgage Corp (FHLMC)
   $1,525,000        1.900%, 07/01/02 ..........................      1,525,000
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                     (COST $1,525,000)                                1,525,000
                                                                   ------------
                   TOTAL PORTFOLIO--99.94%
                     (COST $599,515,297)                            547,120,519
                   OTHER ASSETS & LIABILITIES, NET--0.06%               302,321
                                                                   ------------
                   NET ASSETS--100.00%                             $547,422,840
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

44  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
COMMON STOCK--98.23%
 AEROSPACE AND DEFENSE--1.43%
        203        AAR Corp ....................................   $      2,071
        476      * Alliant Techsystems, Inc ....................         30,369
        300      * Armor Holdings, Inc .........................          7,650
        300      * Aviall, Inc .................................          4,200
     11,063        Boeing Co ...................................        497,835
        226      * DRS Technologies, Inc .......................          9,662
         94        Ducommun, Inc ...............................          2,467
         91        Dynamics Research Corp ......................          2,200
      3,307      * Echostar Communications Corp (Class A) ......         61,378
        117        Engineered Support Systems, Inc .............          6,119
        267      * EnPro Industries, Inc .......................          1,402
      2,510        General Dynamics Corp .......................        266,939
     12,020      * General Motors Corp .........................        125,008
      1,319        Goodrich Corp ...............................         36,035
        119        Heico Corp ..................................          1,668
          1        Heico Corp (Class A) ........................             11
        163      * Herley Industries, Inc ......................          3,457
        156      * Hexcel Corp .................................            679
         96      * Integrated Defense Technology, Inc ..........          2,825
        285        Kaman Corp (Class A) ........................          4,777
        797      * L-3 Communications Holdings, Inc ............         43,038
        100      * Ladish Co, Inc ..............................          1,220
      5,109        Lockheed Martin Corp ........................        355,076
        174      * Moog, Inc (Class A) .........................          7,461
      1,352        Northrop Grumman Corp .......................        169,000
        341      * Orbital Sciences Corp .......................          2,718
        360      * Panamsat Corp ...............................          8,136
      1,547        PerkinElmer, Inc ............................         17,094
        731        Precision Castparts Corp ....................         24,123
      5,453        Raytheon Co .................................        222,210
        621      * Remec, Inc ..................................          3,484
      2,503        Rockwell Collins, Inc .......................         68,632
         33      * Sequa Corp (Class A) ........................          2,158
        392      * Teledyne Technologies, Inc ..................          8,134
        216      * Triumph Group, Inc ..........................          9,634
        288      * United Defense Industries, Inc ..............          6,624
        200      * Viasat, Inc .................................          1,686
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        2,017,180
                                                                   ------------
 BASIC INDUSTRIES--4.33%
        128      * Aaon, Inc ...................................          2,403
         13      * AEP Industries, Inc .........................            462
      3,098        Air Products & Chemicals, Inc ...............        156,356
        735      * Airgas, Inc .................................         12,716
      1,192      * AK Steel Holding Corp .......................         15,270
        275        Albany International Corp (Class A) .........          7,400
        348        Albemarle Corp ..............................         10,701
     11,729        Alcoa, Inc ..................................        388,816
        924        Allegheny Technologies, Inc .................         14,599
        101        Amcol International Corp ....................            692
        977      * American Standard Cos, Inc ..................         73,373
         87        American Woodmark Corp ......................          4,883
         49        Ameron International Corp ...................          3,540
        419        Aptargroup, Inc .............................         12,884
        382        Arch Chemicals, Inc .........................          9,435
        620        Arch Coal, Inc ..............................         14,080
         90      * Avatar Holdings, Inc ........................          2,524
      1,456        Avery Dennison Corp .........................         91,364
        777        Ball Corp ...................................         32,230
        681        Bemis Co ....................................         32,348
        794     b* Bethlehem Steel Corp ........................            167
      1,119        Black & Decker Corp .........................         53,936
        693        Boise Cascade Corp ..........................         23,929
        695        Bowater, Inc ................................         37,787

   SHARES                                                             VALUE
   ------                                                             -----
        161      * Brush Engineered Materials, Inc .............   $      1,996
        195      * Buckeye Technologies, Inc ...................          1,911
        100      * Building Materials Holding Corp .............          1,437
         77        Butler Manufacturing Co .....................          2,114
        871        Cabot Corp ..................................         24,954
        434      * Cabot Microelectronics Corp .................         18,731
        328        Calgon Carbon Corp ..........................          2,755
        363        Cambrex Corp ................................         14,556
        296      * Caraustar Industries, Inc ...................          3,694
        413        Carlisle Cos, Inc ...........................         18,577
        269        Carpenter Technology Corp ...................          7,750
         41        Castle (A.M.) & Co ..........................            512
        100        Centex Construction Products, Inc ...........          3,640
        823        Centex Corp .................................         47,561
        200        Century Aluminum Co .........................          2,978
        553      * Champion Enterprises, Inc ...................          3,108
        100        Chemed Corp .................................          3,769
         68        Chemfirst, Inc ..............................          1,948
        180        Chesapeake Corp .............................          4,739
        290        Clarcor, Inc ................................          9,179
      1,255        Clayton Homes, Inc ..........................         19,829
        131      * Cleveland-Cliffs, Inc .......................          3,616
        271        Collins & Aikman Corp .......................          2,466
      1,933      * Collins & Aikman Corp Rts ...................              0
        518      * Comfort Systems Usa, Inc ....................          2,574
        166        Commercial Metals Co ........................          7,792
        285        Consol Energy, Inc ..........................          6,056
      1,435        Crompton Corp ...............................         18,296
      1,587      * Crown Cork & Seal Co, Inc ...................         10,871
        542      * Cytec Industries, Inc .......................         17,040
        147        Deltic Timber Corp ..........................          5,069
        360      * Dionex Corp .................................          9,644
     12,510        Dow Chemical Co .............................        430,094
      1,410        Dr Horton, Inc ..............................         36,702
     13,603        Du Pont (E.I.) de Nemours & Co ..............        603,973
        100      * Earthshell Corp .............................            115
      1,058        Eastman Chemical Co .........................         49,620
      1,766        Ecolab, Inc .................................         81,642
        374        Elcor Corp ..................................         10,229
        204      * EMCOR Group, Inc ............................         11,975
        100      * Encore Wire Corp ............................          1,423
        200      * Energy Conversion Devices, Inc ..............          3,138
      1,723        Engelhard Corp ..............................         48,795
        443        Ferro Corp ..................................         13,356
        426      * Fleetwood Enterprises, Inc ..................          3,706
        190        Florida Rock Industries, Inc ................          6,804
      1,103        Fluor Corp ..................................         42,962
        278      * FMC Corp ....................................          8,387
        100        Foamex International, Inc ...................          1,111
      1,228      * Freeport-Mcmoran Copper & Gold, Inc (Class A)         21,920
         57      * Gentek, Inc .................................             13
        317        Georgia Gulf Corp ...........................          8,381
      3,152        Georgia-Pacific Corp ........................         77,476
        116        Gibraltar Steel Corp ........................          2,574
        164        Glatfelter ..................................          3,083
        309        Granite Construction, Inc ...................          7,818
        459        Great Lakes Chemical Corp ...................         12,159
        200        Greif Brothers Corp (Class A) ...............          6,672
        390        H.B. Fuller Co ..............................         11,423
      1,023      * Hecla Mining Co .............................          4,798
      1,112      * Hercules, Inc ...............................         12,899
        200      * Hovnanian Enterprises, Inc (Class A) ........          7,176
      1,476        IMC Global, Inc .............................         18,450
        162      * Imco Recycling, Inc .........................          1,596
        275      * Insituform Technologies, Inc (Class A) ......          5,825

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  45

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 BASIC INDUSTRIES--(CONTINUED)
        316      * Integrated Electrical Services, Inc .........   $      1,975
      6,725        International Paper Co ......................        293,076
        256        International Specialty Products, Inc .......          1,971
         77        Interpool, Inc ..............................          1,329
        179      * Ivex Packaging Corp .........................          4,076
        492        Jacobs Engineering Group, Inc ...............         17,112
        157      * Jarden Corp .................................          3,109
        110     b* Kaiser Aluminum Corp ........................             11
        535        KB Home .....................................         27,558
      7,235        Kimberly-Clark Corp .........................        448,570
        424        Lafarge North America, Inc ..................         14,904
        727        Lennar Corp .................................         44,492
        500        Lennox International, Inc ...................          8,995
        390      * Lone Star Technologies, Inc .................          8,931
        595      * Longview Fibre Co ...........................          5,605
      1,401      * Louisiana-Pacific Corp ......................         14,837
        207        LSI Industries, Inc .........................          3,803
        706        Lubrizol Corp ...............................         23,651
        200      * Lydall, Inc .................................          3,050
      1,610        Lyondell Chemical Co ........................         24,311
        166        M/I Schottenstein Homes, Inc ................          6,255
        358        MacDermid, Inc ..............................          7,697
        806        Martin Marietta Materials, Inc ..............         31,434
      6,307        Masco Corp ..................................        170,983
        860        Massey Energy Co ............................         10,922
        139      * Material Sciences Corp ......................          1,949
        300      * Mattson Technology, Inc .....................          1,386
        266        MDC Holdings, Inc ...........................         13,832
      2,736        MeadWestvaco Corp ...........................         91,820
         11      * Mestek, Inc .................................            210
        757        Millennium Chemicals, Inc ...................         10,636
        279        Minerals Technologies, Inc ..................         13,760
        200      * Mobile Mini, Inc ............................          3,420
        529        Monsanto Co .................................          9,416
        407      * Mueller Industries, Inc .....................         12,922
        169      * NCI Building Systems, Inc ...................          3,008
      4,658        Newmont Mining Corp .........................        122,645
         82        NL Industries, Inc ..........................          1,251
        136      * Nortek, Inc .................................          6,134
         78      * Northwest Pipe Co ...........................          1,826
        200      * NS Group, Inc ...............................          1,910
      1,113        Nucor Corp ..................................         72,390
        127      * NVR, Inc ....................................         41,021
        145      * Octel Corp ..................................          3,676
        642        Olin Corp ...................................         14,220
        290        OM Group, Inc ...............................         17,980
        424      * Omnova Solutions, Inc .......................          3,562
        497      * Oregon Steel Mills, Inc .....................          2,982
        100      * Osmonics, Inc ...............................          1,590
      1,523      * Owens-Illinois, Inc .........................         20,926
        700      * Packaging Corp Of America ...................         13,923
      2,186      * Pactiv Corp .................................         52,027
        169      * Palm Harbor Homes, Inc ......................          3,356
        291        Peabody Energy Corp .........................          8,235
        104        Penford Corp ................................          1,882
        100        Penn Engineering & Manufacturing Corp .......          1,742
        109        Penn Virginia Corp ..........................          4,249
        200      * Penwest Pharmaceuticals Co ..................          3,900
      1,143      * Phelps Dodge Corp ...........................         47,092
      2,529        Plum Creek Timber Co, Inc ...................         77,640
      1,078        PolyOne Corp ................................         12,128
        200        Pope & Talbot, Inc ..........................          3,746
        398        Potlatch Corp ...............................         13,540
      2,311        PPG Industries, Inc .........................        143,051

   SHARES                                                             VALUE
   ------                                                             -----
      2,237        Praxair, Inc ................................   $    127,442
        673        Pulte Homes, Inc ............................         38,684
        100        Quaker Chemical Corp ........................          2,450
        254        Quanex Corp .................................         11,100
        379        Rayonier, Inc ...............................         18,620
        324        Reliance Steel & Aluminum Co ................          9,882
        100        Roanoke Electric Steel Corp .................          1,544
        146        Rock-Tenn Co (Class A) ......................          2,679
      2,145        Rohm & Haas Co ..............................         86,851
        171        Royal Gold, Inc .............................          2,336
      1,307        RPM, Inc ....................................         19,932
        257      * RTI International Metals, Inc ...............          3,123
        251        Ryerson Tull, Inc ...........................          2,919
        373        Ryland Group, Inc ...........................         18,557
        526        Schulman (A.), Inc ..........................         11,282
      1,343      * Sealed Air Corp .............................         54,083
        549      * Shaw Group, Inc .............................         16,854
      1,732        Sherwin-Williams Co .........................         51,839
      1,062        Sigma-Aldrich Corp ..........................         53,259
        141      * Silgan Holdings, Inc ........................          5,702
        131      * Simpson Manufacturing Co, Inc ...............          7,484
        134        Skyline Corp ................................          4,422
      2,298      * Smurfit-Stone Container Corp ................         35,435
        908        Snap-On, Inc ................................         26,959
      1,315        Solutia, Inc ................................          9,231
      1,384        Sonoco Products Co ..........................         39,195
        117        Southern Peru Copper Corp ...................          1,754
        157        Spartech Corp ...............................          4,275
        348        Standard-Pacific Corp .......................         12,208
      1,074        Stanley Works ...............................         44,045
        267      * Steel Dynamics, Inc .........................          4,397
        842      * Stillwater Mining Co ........................         13,708
        625        Temple-Inland, Inc ..........................         36,163
        423      * Terra Industries, Inc .......................            880
        338        Texas Industries, Inc .......................         10,644
        640      * Toll Brothers, Inc ..........................         18,752
        341        Tredegar Corp ...............................          8,235
         89      * Trex Co, Inc ................................          2,795
        300      * U.S. Concrete, Inc ..........................          1,971
      1,413        United States Steel Corp ....................         28,105
         55        Universal Forest Products, Inc ..............          1,288
        196        URS Corp ....................................          5,488
        941        USEC, Inc ...................................          8,281
        586     b* USG Corp ....................................          4,190
        736        Valspar Corp ................................         33,223
      1,330        Vulcan Materials Co .........................         58,254
        145      * Water Pik Technologies, Inc .................          1,814
        164        Watsco, Inc .................................          2,993
        497        Wausau-Mosinee Paper Corp ...................          5,989
         94      * WCI Communities, Inc ........................          2,721
        352        WD-40 Co ....................................          9,772
        328        Wellman, Inc ................................          5,494
        148        West Pharmaceutical Services, Inc ...........          4,749
      3,124        Weyerhaeuser Co .............................        199,467
         67      * William Lyon Homes, Inc .....................          1,745
        963        Worthington Industries, Inc .................         17,430
        896      * WR Grace & Co ...............................          2,688
        539        York International Corp .....................         18,213
                                                                   ------------
                   TOTAL BASIC INDUSTRIES ......................      6,110,587
                                                                   ------------
 CONSUMER CYCLICAL--10.58%
         79      * 1-800 Contacts, Inc .........................          1,066
        437      * 99 Cents Only Stores ........................         11,209
        167        Aaron Rents, Inc ............................          4,000
      1,254      * Abercrombie & Fitch Co (Class A) ............         30,246
        800      * Acclaim Entertainment, Inc ..................          2,824


46  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
        191      * Action Performance Cos, Inc .................   $      6,036
        136      * Actv, Inc ...................................            156
      1,103     b* Adelphia Communications Corp (Class A) ......            176
        192      * Advance Auto Parts ..........................         10,466
        200        Advanced Marketing Services, Inc ............          3,660
        171      * Aeropostale, Inc ............................          4,680
        162      * AFC Enterprises, Inc ........................          5,063
        103      * Aftermarket Technology Corp .................          1,978
        523      * Alliance Gaming Corp ........................          6,527
        168        AMC Entertainment, Inc ......................          2,386
        132      * Amerco ......................................          1,952
        310      * American Axle & Manufacturing Holdings, Inc .          9,219
        717      * American Eagle Outfitters, Inc ..............         15,157
        957      * American Greetings Corp (Class A) ...........         15,944
         96      * Ameristar Casinos, Inc ......................          2,790
        118        Angelica Corp ...............................          2,030
        512      * Anntaylor Stores Corp .......................         13,000
     58,795        AOL Time Warner, Inc ........................        864,874
        488        Apogee Enterprises, Inc .....................          7,008
      1,625      * Apollo Group, Inc (Class A) .................         64,058
        204      * Apollo Group, Inc (University Of
                     Phoenix Online) ...........................          6,042
        724        Applebee's International, Inc ...............         16,616
        168        Arctic Cat, Inc .............................          2,921
        341      * Argosy Gaming Co ............................          9,684
        892        Arvinmeritor, Inc ...........................         21,408
      1,284        Autoliv, Inc ................................         32,357
        650      * Aztar Corp ..................................         13,520
        290      * Bally Total Fitness Holding Corp ............          5,426
        148        Bandag, Inc .................................          4,191
        142        Barnes Group, Inc ...........................          3,252
        100        Bassett Furniture Industries, Inc ...........          1,950
         81      * Beasley Broadcast Group, Inc (Class A) ......          1,195
         10      * Bebe Stores, Inc ............................            203
      4,034      * Bed Bath & Beyond, Inc ......................        152,243
      1,042        Belo Corp (Class A) .........................         23,560
      1,615        Big Lots, Inc ...............................         31,783
        109        Blair Corp ..................................          2,788
        400        Blockbuster, Inc (Class A) ..................         10,760
        445        Bob Evans Farms, Inc ........................         14,009
        520      * Boca Resorts, Inc (Class A) .................          6,890
        394        BorgWarner, Inc .............................         22,757
        539        Bowne & Co, Inc .............................          7,945
        336      * Boyd Gaming Corp ............................          4,838
        243      * Boyds Collection Ltd ........................          1,528
      1,342      * Brinker International, Inc ..................         42,609
        116      * Brookstone, Inc .............................          2,058
        169        Brown Shoe Co, Inc ..........................          4,749
      1,233        Brunswick Corp ..............................         34,524
        200      * Buca, Inc ...................................          3,810
        100      * Buckle, Inc .................................          2,465
        244        Burlington Coat Factory Warehouse Corp ......          5,185
         34        Bush Industries, Inc (Class A) ..............            408
      1,060      * Cablevision Systems Corp (Class A) ..........         10,028
        582      * Cablevision Systems Corp (Class A)
                   (Rainbow Media Group) .......................          5,093
        199      * California Pizza Kitchen, Inc ...............          4,935
        930        Callaway Golf Co ............................         14,731
        128      * Cascade Corp ................................          1,984
        441      * Catalina Marketing Corp .....................         12,445
        157        Cato Corp (Class A) .........................          3,501
        721        CBRL Group, Inc .............................         21,940
        354      * CEC Entertainment, Inc ......................         14,620
        195      * Central Garden & Pet Co .....................          3,418
        137      * Championship Auto Racing Teams, Inc .........          1,349
        152      * Charlotte Russe Holding, Inc ................          3,394

   SHARES                                                             VALUE
   ------                                                             -----
      1,471      * Charming Shoppes, Inc .......................   $     12,709
      1,400      * Charter Communications, Inc (Class A) .......          5,712
        470      * Chico's FAS, Inc ............................         17,070
        117      * Children's Place Retail Stores, Inc .........          3,101
        306      * Choice Hotels International, Inc ............          6,123
        322      * Christopher & Banks Corp ....................         13,621
         73        Churchill Downs, Inc ........................          2,944
        695      * CKE Restaurants, Inc ........................          7,909
        656        Claire's Stores, Inc ........................         15,022
      7,030        Clear Channel Communications, Inc ...........        225,101
        163        Coachmen Industries, Inc ....................          2,364
         10      * Coldwater Creek, Inc ........................            244
        100        Cole National Corp ..........................          1,900
         71      * Columbia Sportswear Co ......................          2,272
     12,953      * Comcast Corp (Class A) Special ..............        308,800
        754        Cooper Tire & Rubber Co .....................         15,495
        857      * Copart, Inc .................................         13,909
      2,838      * Cox Communications, Inc (Class A) ...........         78,187
        464      * Cox Radio, Inc (Class A) ....................         11,182
        100        CPI Corp ....................................          1,949
        240      * Crown Media Holdings, Inc (Class A) .........          1,894
         23      * CSS Industries, Inc .........................            817
        475      * Cumulus Media, Inc (Class A) ................          6,546
      2,089        Dana Corp ...................................         38,709
      2,371        Darden Restaurants, Inc .....................         58,564
        150      * Dave & Buster's, Inc ........................          1,821
      7,677        Delphi Corp .................................        101,336
        151      * Department 56, Inc ..........................          2,458
        955        Dillard's, Inc (Class A) ....................         25,107
      3,799        Dollar General Corp .........................         72,295
        291      * Dollar Thrifty Automotive Group, Inc ........          7,537
      1,556      * Dollar Tree Stores, Inc .....................         61,322
        636        Donaldson Co, Inc ...........................         22,285
        105        Dover Downs Gaming & Entertaintment, Inc ....          1,344
        151        Dover Motorsport, Inc .......................            861
        613        Dow Jones & Co, Inc .........................         29,700
        318      * Dress Barn, Inc .............................          4,919
        158      * Dura Automotive Systems, Inc ................          3,279
      4,090        Eastman Kodak Co ............................        119,305
         62      * Elizabeth Arden, Inc ........................          1,085
        372      * Emmis Communications Corp (Class A) .........          7,883
        479      * Entercom Communications Corp ................         21,986
        458      * Entravision Communications Corp (Class A) ...          5,611
        440        Equity Inns, Inc ............................          3,542
        172     b* Exide Technologies ..........................            117
        902      * Extended Stay America, Inc ..................         14,630
        335        Factset Research Systems, Inc ...............          9,973
      2,192        Family Dollar Stores, Inc ...................         77,268
        278     b* Federal-Mogul Corp ..........................            195
      2,698      * Federated Department Stores, Inc ............        107,111
        200      * Finish Line, Inc (Class A) ..................          3,584
         68      * Fisher Communications, Inc ..................          3,993
         28        Florida East Coast Industries, Inc
                     (Class B) .................................            666
      2,096      * Foot Locker, Inc ............................         30,287
        233      * Footstar, Inc ...............................          5,702
     24,998        Ford Motor Co ...............................        399,968
        265        Forest City Enterprises, Inc (Class A) ......          9,209
        275      * Fossil, Inc .................................          5,654
      1,833      * Fox Entertainment Group, Inc (Class A) ......         39,868
        297        Fred's, Inc .................................         10,924
        100        Friedman's, Inc (Class A) ...................          1,300
        316        G & K Services, Inc (Class A) ...............         10,820
      3,664        Gannett Co, Inc .............................        278,098
      8,423        Gap, Inc ....................................        119,607
        268      * Gaylord Entertainment Co ....................          5,909

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  47

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
      3,078      * Gemstar-TV Guide International, Inc .........   $     16,590
        426        Gencorp, Inc ................................          6,092
      7,864        General Motors Corp .........................        420,331
        246      * Genesco, Inc ................................          5,990
        100      * Genesisintermedia, Inc ......................              3
      1,063      * Gentex Corp .................................         29,201
      2,370        Genuine Parts Co ............................         82,642
      2,011        Goodyear Tire & Rubber Co ...................         37,626
        216        Goodys Family Clothing, Inc .................          2,490
        650        Graco, Inc ..................................         16,341
         48        Gray Communications Systems, Inc ............            869
          4        Grey Global Group, Inc ......................          2,760
        257      * Group 1 Automotive, Inc .....................          9,805
        219      * GSI Commerce, Inc ...........................          1,653
         28      * Guess?, Inc .................................            202
        183      * Guitar Center, Inc ..........................          3,395
         92      * Gulfmark Offshore, Inc ......................          3,810
        410      * Gymboree Corp ...............................          6,568
        200        Hancock Fabrics, Inc ........................          3,716
        405      * Handleman Co ................................          5,873
      4,154        Harley-Davidson, Inc ........................        212,976
        355        Harman International Industries, Inc ........         17,484
      1,563        Harrah's Entertainment, Inc .................         69,319
        506      * Harris Interactive, Inc .....................          1,705
        803        Harte-Hanks, Inc ............................         16,502
        168        Haverty Furniture Cos, Inc ..................          3,318
        167     b* Hayes Lemmerz International, Inc ............             28
        181      * Hearst-Argyle Television, Inc ...............          4,082
        100      * Hibbett Sporting Goods, Inc .................          2,540
      4,542        Hilton Hotels Corp ..........................         63,134
        804      * Hispanic Broadcasting Corp ..................         20,984
        708        Hollinger International, Inc ................          8,496
        100      * Hollywood Casino Corp (Class A) .............          1,080
        723      * Hollywood Entertainment Corp ................         14,952
        300      * Hot Topic, Inc ..............................          8,013
        191        iDine Rewards Network, Inc ..................          2,197
        271      * IHOP Corp ...................................          7,981
        100      * IMPCO Technologies, Inc .....................          1,310
        185      * Information Holdings, Inc ...................          4,514
        500      * Insight Communications Co, Inc ..............          5,865
        561        Interactive Data Corp .......................          8,168
        294        Intermet Corp ...............................          3,158
      1,234      * International Game Technology ...............         69,968
        378        International Speedway Corp (Class A) .......         15,158
      5,249        Interpublic Group Of Cos, Inc ...............        129,965
        307      * Intertan, Inc ...............................          3,423
        243      * Isle Of Capri Casinos, Inc ..................          4,921
      3,672        J.C. Penney Co, Inc .........................         80,857
        505      * Jack In The Box, Inc ........................         16,059
        315      * Jakks Pacific, Inc ..........................          5,579
        196      * Jo-Ann Stores, Inc (Class A) ................          5,723
      1,317        Johnson Controls, Inc .......................        107,480
      1,614      * Jones Apparel Group, Inc ....................         60,525
        379      * Journal Register Co .........................          7,618
        100      * K2, Inc .....................................          1,025
        304        Kellwood Co .................................          9,880
        100      * Kenneth Cole Productions, Inc (Class A) .....          2,835
        150      * Key3Media Group, Inc ........................             69
        140      * Keystone Automotive Industries, Inc .........          2,695
        420        Kimball International, Inc (Class B) ........          6,884
        192      * Kirby Corp ..................................          4,694
      6,264     b* Kmart Corp ..................................          6,452
      1,140        Knight Ridder, Inc ..........................         71,763
      3,991      * Kohl's Corp .................................        279,689

   SHARES                                                             VALUE
   ------                                                             -----
        573      * Krispy Kreme Doughnuts, Inc .................   $     18,445
        243      * Kroll, Inc ..................................          5,098
        236        K-Swiss, Inc (Class A) ......................          6,131
        980      * Lamar Advertising Co ........................         36,466
        301        Landry's Restaurants, Inc ...................          7,679
        231        LaSalle Hotel Properties ....................          3,638
        620        La-Z-Boy, Inc ...............................         15,636
        871      * Lear Corp ...................................         40,284
        658        Lee Enterprises, Inc ........................         23,030
      2,684        Leggett & Platt, Inc ........................         62,806
        201        Libbey, Inc .................................          6,854
     35,534      * Liberty Media Corp (Class A) ................        355,340
      5,973        Limited, Inc ................................        127,225
        233      * Lin TV Corp (Class A) .......................          6,300
        449      * Linens `n Things, Inc .......................         14,732
      1,460        Liz Claiborne, Inc ..........................         46,428
        100      * Lodgenet Entertainment Corp .................          1,440
        225        Lone Star Steakhouse & Saloon, Inc ..........          5,308
        184      * Luby's, Inc .................................          1,211
        555      * Mandalay Resort Group .......................         15,301
        185        Marcus Corp .................................          3,080
      2,680        Marriott International, Inc (Class A) .......        101,974
        100      * Martha Stewart Living Omnimedia, Inc (Class A)         1,147
        187      * Maxwell Shoe Co, Inc (Class A) ..............          2,964
      3,942        May Department Stores Co ....................        129,810
      1,061        Maytag Corp .................................         45,252
        387        Mcclatchy Co (Class A) ......................         24,865
     17,421        McDonald's Corp .............................        495,627
      2,683        McGraw-Hill Cos, Inc ........................        160,175
        174        Media General, Inc (Class A) ................         10,440
        695      * Mediacom Communications Corp ................          5,414
        140      * Medis Technologies Ltd ......................          1,107
        396      * Men's Wearhouse, Inc ........................         10,098
        539        Meredith Corp ...............................         20,671
        218      * Metro One Telecommunications, Inc ...........          3,043
        479      * Metro-Goldwyn-Mayer, Inc ....................          5,604
        930        MGM Mirage ..................................         31,388
        910      * Michaels Stores, Inc ........................         35,490
        227      * Micros Systems, Inc .........................          6,290
        130        Midas, Inc ..................................          1,612
        311      * Midway Games, Inc ...........................          2,644
        484        Modine Manufacturing Co .....................         11,897
        703      * Mohawk Industries, Inc ......................         43,256
        297      * Monaco Coach Corp ...........................          6,326
         73      * Monro Mufflre Brake, Inc ....................          1,661
        237      * Movie Gallery, Inc ..........................          5,005
        382        MSC Industrial Direct Co (Class A) ..........          7,449
        200      * MTR Gaming Group, Inc .......................          3,340
        140      * Multimedia Games, Inc .......................          3,053
        169        Myers Industries, Inc .......................          2,897
          8      * National Golf Properties, Inc ...............             68
        128        National Presto Industries, Inc .............          4,096
        317      * Nautica Enterprises, Inc ....................          4,118
        399      * Nautilus Group, Inc .........................         12,209
        466      * Neiman Marcus Group, Inc (Class A) ..........         16,170
        100      * Netratings, Inc .............................            915
      1,889        New York Times Co (Class A) .................         97,284
         33        News Corp Ltd (Spon ADR) ....................            652
      1,000        Nike, Inc (Class B) .........................         53,650
      1,303        Nordstrom, Inc ..............................         29,513
        309      * Oakley, Inc .................................          5,377
        153      * O'Charley's, Inc ............................          3,871
      2,623        Omnicom Group, Inc ..........................        120,133
         37      * On Command Corp .............................             63
        528      * O'Reilly Automotive, Inc ....................         14,552

                       SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
        133        Oshkosh B'gosh, Inc (Class A) ...............   $      5,784
        206        Oshkosh Truck Corp ..........................         12,177
        899      * Outback Steakhouse, Inc .....................         31,555
        124        Oxford Industries, Inc ......................          3,472
        221      * P.F. Chang's China Bistro, Inc ..............          6,944
        404      * Pacific Sunwear Of California, Inc ..........          8,957
        421      * Panera Bread Co (Class A) ...................         14,512
        185      * Papa John's International, Inc ..............          6,177
      3,688      * Park Place Entertainment Corp ...............         37,802
        126      * Parkervision, Inc ...........................          2,417
        307      * Payless Shoesource, Inc .....................         17,699
        250      * Penn National Gaming, Inc ...................          4,538
        361      * Penton Media, Inc ...........................            776
        602      * Performance Food Group Co ...................         20,384
        285        Phillips-Van Heusen Corp ....................          4,446
      1,364        Pier 1 Imports, Inc .........................         28,644
         88      * Pinnacle Entertainment, Inc .................            935
        805      * Pinnacle Systems, Inc .......................          8,846
        245      * Pixar, Inc ..................................         10,805
        186      * PLATO Learning, Inc .........................          1,836
         75      * Playboy Enterprises, Inc (Class B) ..........            956
        456        Polaris Industries, Inc .....................         29,640
        268     b* Polaroid Corp ...............................              7
        421      * Polo Ralph Lauren Corp ......................          9,430
        303      * Presstek, Inc ...............................          1,212
        200      * Pricesmart, Inc .............................          7,710
        684      * Prime Hospitality Corp ......................          8,885
      1,789      * Primedia, Inc ...............................          2,183
        100      * Private Media Group, Inc ....................            286
        127        Pulitzer, Inc ...............................          6,591
        100      * Quaker Fabric Corp ..........................          1,550
        267      * Quiksilver, Inc .............................          6,622
        116      * Racing Champions Ertl Corp ..................          2,143
        732      * Radio One, Inc (Class A) ....................         10,885
        164      * Radio One, Inc (Class D) ....................          2,439
        243      * Rare Hospitality International, Inc .........          6,542
        569        Raytech Corp ................................          5,149
      1,343        Reader's Digest Association, Inc (Class A) ..         25,154
        100      * Recoton Corp ................................            258
        677      * Reebok International Ltd ....................         19,972
        247      * Regal Entertainment Group (Class A) .........          5,760
        200      * Regent Communications, Inc ..................          1,412
        490        Regis Corp ..................................         13,239
        364      * Rent-A-Center, Inc ..........................         21,116
        260      * Resources Connection, Inc ...................          7,017
        115      * Rex Stores Corp .............................          1,588
         82        Riviana Foods, Inc ..........................          2,079
      1,083        Ross Stores, Inc ............................         44,132
      1,605        R.R. Donnelley & Sons Co ....................         44,218
        927        Ruby Tuesday, Inc ...........................         17,984
        304        Russell Corp ................................          5,852
        625      * Ryan's Family Steak Houses, Inc .............          8,256
        161      * Saga Communications, Inc (Class A) ..........          3,623
      1,681      * Saks, Inc ...................................         21,584
        100      * Salem Communications Corp (Class A) .........          2,487
         34      * Salton, Inc .................................            488
         34        Schawk, Inc .................................            364
        413      * Scholastic Corp .............................         15,653
        329      * Scientific Games Corp (Class A) .............          2,612
        268      * Scotts Co (Class A) .........................         12,167
        185      * SCP Pool Corp ...............................          5,136
        399        Scripps (E.W.) Co (Class A) .................         30,723
      3,984        Sears Roebuck & Co ..........................        216,331
         98      * Shoe Carnival, Inc ..........................          2,091

   SHARES                                                             VALUE
   ------                                                             -----
        394        ShopKo Stores, Inc ..........................   $      7,959
        211      * Shuffle Master, Inc .........................          3,876
        294      * Sinclair Broadcast Group, Inc (Class A) .....          4,245
        761      * Sirius Satellite Radio, Inc .................          2,868
      1,074        Six Flags, Inc ..............................         15,519
        100      * SkillSoft Corp ..............................            785
        167        Smith (A.O.) Corp ...........................          5,212
        300      * Sonic Automotive, Inc .......................          7,725
        414      * Sonic Corp ..................................         13,004
        568      * Sotheby's Holdings, Inc (Class A) ...........          8,094
        500      * Spanish Broadcasting System, Inc (Class A) ..          5,000
        123        Spartan Motors, Inc .........................          1,884
        187      * Speedway Motorsports, Inc ...................          4,755
         61      * Spiegel, Inc (Class A) ......................             45
        200      * Sports Resorts International, Inc ...........          1,080
        273      * Stage Stores, Inc ...........................          9,484
        130        Standard Motor Products, Inc ................          2,204
         70      * Stanley Furniture Co, Inc ...................          1,873
      5,287      * Starbucks Corp ..............................        131,382
        472      * Station Casinos, Inc ........................          8,425
        413        Steelcase, Inc (Class A) ....................          5,526
        206      * Stein Mart, Inc .............................          2,445
        100      * Steven Madden Ltd ...........................          1,983
        176      * Stoneridge, Inc .............................          3,291
        473        Stride Rite Corp ............................          3,784
        273        Sturm Ruger & Co, Inc .......................          3,863
        274        Superior Industries International, Inc ......         12,673
        400      * Sylvan Learning Systems, Inc ................          7,976
        346        Talbots, Inc ................................         12,110
         20        Tanger Factory Outlet Centers, Inc ..........            590
     12,569        Target Corp .................................        478,879
        200      * TBC Corp ....................................          3,176
        517      * Tenneco Automotive, Inc .....................          3,412
        690      * The Cheesecake Factory, Inc .................         24,481
        448      * The Sports Authority, Inc ...................          5,089
        290        The Steak n Shake Co ........................          4,539
        126        Thor Industries, Inc ........................          8,979
        550      * THQ, Inc ....................................         16,401
      1,525        Tiffany & Co ................................         53,680
        313      * Timberland Co (Class A) .....................         11,212
      7,387        TJX Cos, Inc ................................        144,859
        463      * Too, Inc ....................................         14,260
        564      * Topps Co, Inc ...............................          5,674
        651      * Tower Automotive, Inc .......................          9,081
      2,660        Tribune Co ..................................        115,710
        105      * Tropical Sportswear International Corp ......          2,330
      1,480        TRW, Inc ....................................         84,330
        440        Tyler Technologies, Inc .....................          2,341
      2,354      * U.S.A. Networks, Inc ........................         55,201
        723      * Unifi, Inc ..................................          7,881
        200      * Universal Electronics, Inc ..................          2,992
      2,143      * Univision Communications, Inc (Class A) .....         67,290
        100      * Urban Outfitters, Inc .......................          3,472
         84      * Vail Resorts, Inc ...........................          1,436
        694      * Valassis Communications, Inc ................         25,331
         54      * Value City Department Stores, Inc ...........            151
        200      * Vans, Inc ...................................          1,624
        221      * Vastera, Inc ................................            970
      1,313        VF Corp .....................................         51,483
     21,270      * Viacom, Inc (Class B) .......................        943,750
      2,104        Visteon Corp ................................         29,877
        281      * Wabash National Corp ........................          2,810
     37,416        Wal-Mart Stores, Inc ........................      2,058,254
     28,082        Walt Disney Co ..............................        530,750
          3        Washington Post Co (Class B) ................          1,635

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  49

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
      1,264        Wendy's International, Inc ..................   $     50,345
        141      * West Marine, Inc ............................          1,799
        140      * Westpoint Stevens, Inc ......................            542
      1,047        Westwood One, Inc ...........................         34,991
        391      * Wet Seal, Inc (Class A) .....................          9,501
        880        Whirlpool Corp ..............................         57,517
        476        Wiley (John) & Sons, Inc (Class A) ..........         11,414
      1,516      * Williams-Sonoma, Inc ........................         46,481
        100      * Wilsons The Leather Experts, Inc ............          1,400
        165        Winnebago Industries, Inc ...................          7,260
        186        WMS Industries, Inc .........................          2,279
        655        Wolverine World Wide, Inc ...................         11,430
        100        Woodward Governor Co ........................          5,912
        100      * World Wrestling Federation Entertainment, Inc          1,460
        677      * XM Satellite Radio Holdings, Inc ............          4,908
      5,346      * Yahoo!, Inc .................................         78,907
        185      * Young Broadcasting, Inc (Class A) ...........          3,289
      4,123      * Yum Brands, Inc .............................        120,598
        433      * Zale Corp ...................................         15,696
        282      * Zomax, Inc ..................................          1,100
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           14,923,008
                                                                   ------------
 CONSUMER NON-CYCLICAL--10.52%
        100      * 1-800-Flowers.com, Inc (Class A) ............          1,116
        287      * 7-Eleven, Inc ...............................          2,310
         82      * AC Moore Arts & Crafts, Inc .................          3,883
        494        Alberto-Culver Co (Class B) .................         23,613
      5,340        Albertson's, Inc ............................        162,656
      2,636      * Amazon.Com, Inc .............................         42,835
        263      * American Italian Pasta Co (Class A) .........         13,410
     12,005        Anheuser-Busch Cos, Inc .....................        600,250
        185      * Applica, Inc ................................          2,294
        412      * Aramark Corp (Class B) ......................         10,300
      7,817        Archer Daniels Midland Co ...................         99,979
        266      * Aurora Foods, Inc ...........................            399
      2,722      * Autonation, Inc .............................         39,469
      1,131      * Autozone, Inc ...............................         87,426
      3,119        Avon Products, Inc ..........................        162,937
        603      * Barnes & Noble, Inc .........................         15,937
      3,503      * Best Buy Co, Inc ............................        127,159
        975      * BJ's Wholesale Club, Inc ....................         37,538
        431        Blyth, Inc ..................................         13,456
      1,194      * Borders Group, Inc ..........................         21,970
        100      * Boston Beer Co, Inc (Class A) ...............          1,590
        507        Brown-Forman Corp (Class B) .................         34,983
        432      * Cadiz, Inc ..................................          3,672
      3,066        Campbell Soup Co ............................         84,806
        499        Casey's General Stores, Inc .................          6,008
        685      * CDW Computer Centers, Inc ...................         32,065
        491      * Chiquita Brands International, Inc ..........          8,794
        446        Church & Dwight Co, Inc .....................         13,973
        471      * Circuit City Stores, Inc (Carmax Group) .....         10,197
      2,864        Circuit City Stores, Inc (Circuit City Group) .       53,700
      2,493        Clorox Co ...................................        103,086
        607      * Coach, Inc ..................................         33,324
     27,791        Coca-Cola Co ................................      1,556,296
      3,193        Coca-Cola Enterprises, Inc ..................         70,501
      7,504        Colgate-Palmolive Co ........................        375,575
      7,357        Conagra Foods, Inc ..........................        203,421
        844      * Constellation Brands, Inc (Class A) .........         27,008
        380        Coors (Adolph) Co (Class B) .................         23,674
        511        Corn Products International, Inc ............         15,902
        307      * Cost Plus, Inc ..............................          9,351
      6,219        Costco Wholesale Corp .......................        240,178
      5,368        CVS Corp ....................................        164,261

   SHARES                                                             VALUE
   ------                                                             -----
      1,082      * Dean Foods Co ...............................   $     40,359
         58        Deb Shops, Inc ..............................          1,959
        267      * Del Monte Foods Co ..........................          3,151
        445        Delta & Pine Land Co ........................          8,945
      1,338        Dial Corp ...................................         26,787
        377        DIMON, Inc ..................................          2,609
        576        Dole Food Co ................................         16,618
        434        Dreyer's Grand Ice Cream, Inc ...............         29,772
        220      * Duane Reade, Inc ............................          7,491
      2,013      * eBay, Inc ...................................        124,041
        121      * Electronics Boutique Holdings Corp ..........          3,545
      1,251      * Energizer Holdings, Inc .....................         34,302
      1,438        Estee Lauder Cos (Class A) ..................         50,618
        408        Ethan Allen Interiors, Inc ..................         14,219
        100      * Expedia, Inc (Class A) ......................          5,929
         19      * Expedia, Inc Wts 02/04/09 ...................            551
        147      * Factory 2-U Stores, Inc .....................          2,036
        228      * FAO, Inc ....................................          1,813
        810        Fastenal Co .................................         31,193
        745        Fleming Cos, Inc ............................         13,522
        303      * Flowers Foods, Inc ..........................          7,833
        253      * FTI Consulting, Inc .........................          8,858
        751      * Furniture Brands International, Inc .........         22,718
        142      * Galyans Trading Co, Inc .....................          3,242
        247      * Gamestop Corp ...............................          5,185
         86      * Gart Sports Co ..............................          2,450
      5,151        General Mills, Inc ..........................        227,056
     14,603        Gillette Co .................................        494,604
        229      * Great Atlantic & Pacific Tea Co, Inc ........          4,280
        294      * Hain Celestial Group, Inc ...................          5,439
      1,926        Hasbro, Inc .................................         26,117
        250        Herbalife International, Inc (Class B) ......          4,793
        998        Herman Miller, Inc ..........................         20,259
      1,438        Hershey Foods Corp ..........................         89,875
      4,803        HJ Heinz Co .................................        197,403
     32,271        Home Depot, Inc .............................      1,185,314
      1,003        Hormel Foods Corp ...........................         24,012
        326        Hughes Supply, Inc ..........................         14,637
         36        Ingles Markets, Inc (Class A) ...............            456
        576      * Insight Enterprises, Inc ....................         14,509
        655        Interface, Inc (Class A) ....................          5,266
      1,070        International Flavors & Fragrances, Inc .....         34,764
        164      * International Multifoods Corp ...............          4,264
        596        Interstate Bakeries Corp ....................         17,212
         84      * J & J Snack Foods Corp ......................          3,777
        100      * Jill (J.) Group, Inc ........................          3,795
        641        JM Smucker Co ...............................         21,877
      3,373        Kellogg Co ..................................        120,956
      3,849        Kraft Foods, Inc (Class A) ..................        157,617
     10,881      * Kroger Co ...................................        216,532
         53      * Ladenburg Thalmann Financial Services, Inc ..             16
        329        Lancaster Colony Corp .......................         11,732
        291        Lance, Inc ..................................          4,243
        100      * Lithia Motors, Inc (Class A) ................          2,692
        356        Loews Corp (Carolina Group) .................          9,630
        417        Longs Drug Stores Corp ......................         11,797
     10,786        Lowe's Cos ..................................        489,684
      5,974        Mattel, Inc .................................        125,932
      1,907        McCormick & Co, Inc (Non-Vote) ..............         49,105
        192      * Monterey Pasta Co ...........................          1,811
        112        Movado Group, Inc ...........................          2,817
        171        Nash Finch Co ...............................          5,465
         52        Nature's Sunshine Products, Inc .............            588
        523      * NBTY, Inc ...................................          8,096
      3,522        Newell Rubbermaid, Inc ......................        123,481

                        SEE NOTES TO FINANCIAL STATEMENTS

50  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------
   SHARES                                                             VALUE
   ------                                                             -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
        472        Nu Skin Enterprises, Inc (Class A) ..........   $      6,868
      3,939      * Office Depot, Inc ...........................         66,175
      1,627      * OfficeMax, Inc ..............................          9,583
        152        Oneida Ltd ..................................          2,911
        400      * Pathmark Stores, Inc ........................          7,524
        121      * PC Connection, Inc ..........................            496
        118      * Peets Coffee & Tea, Inc .....................          2,172
        574        Pep Boys-Manny Moe & Jack ...................          9,672
      2,403        Pepsi Bottling Group, Inc ...................         74,012
      1,160        PepsiAmericas Inc ...........................         17,330
     24,219        Pepsico, Inc ................................      1,167,356
        732      * Perrigo Co ..................................          9,516
        198      * Petco Animal Supplies, Inc ..................          4,932
      1,511      * Petsmart, Inc ...............................         24,236
     29,420        Philip Morris Cos, Inc ......................      1,285,066
        161        Pilgrim's Pride Corp (Class B) ..............          2,254
        208      * Playtex Products, Inc .......................          2,694
      1,115      * Priceline.com, Inc ..........................          3,111
        220      * Princeton Review, Inc .......................          2,011
     17,799        Procter & Gamble Co .........................      1,589,451
      1,258        R.J. Reynolds Tobacco Holdings, Inc .........         67,618
      2,417        RadioShack Corp .............................         72,655
        408      * Ralcorp Holdings, Inc .......................         12,750
        244      * Restoration Hardware, Inc ...................          2,159
         75      * Revlon, Inc (Class A) .......................            371
      5,086      * Rite Aid Corp ...............................         11,952
        132      * Robert Mondavi Corp (Class A) ...............          4,518
        414        Ruddick Corp ................................          7,021
        139        Russ Berrie & Co, Inc .......................          4,921
      6,618      * Safeway, Inc ................................        193,179
         69        Sanderson Farms, Inc ........................          1,726
     10,744        Sara Lee Corp ...............................        221,756
        156        Schweitzer-Mauduit International, Inc .......          3,838
        577        Sensient Technologies Corp ..................         13,133
         96      * Sharper Image Corp ..........................          1,934
        200      * Skechers USA, Inc (Class A) .................          4,322
         69      * SLI, Inc ....................................             28
         28      * Smart & Final, Inc ..........................            218
      1,442      * Smithfield Foods, Inc .......................         26,749
        200      * Stamps.Com, Inc .............................            886
        100        Standard Commercial Corp ....................          2,170
      6,448      * Staples, Inc ................................        127,026
         33      * Steinway Musical Instruments, Inc ...........            706
        122        Stepan Co ...................................          3,448
        453      * The Bombay Co, Inc ..........................          2,034
        246        Thomas Industries, Inc ......................          7,085
        447      * Ticketmaster (Class B) ......................          8,363
        293        Tootsie Roll Industries, Inc ................         11,298
      2,666      * Toys "R" Us, Inc ............................         46,575
         93      * Tractor Supply Co ...........................          6,602
        228      * Trans World Entertainment Corp ..............          1,329
        161        Triarc Cos, Inc .............................          4,444
        129      * Tuesday Morning Corp ........................          2,394
        767        Tupperware Corp .............................         15,946
        240      * Tweeter Home Entertainment Group, Inc .......          3,922
      3,078        Tyson Foods, Inc (Class A) ..................         47,740
        205      * United Auto Group, Inc ......................          4,285
        260      * United Natural Foods, Inc ...................          5,070
        317        Universal Corp ..............................         11,634
      2,317        UST, Inc ....................................         78,778
        294      * Valuevision International, Inc (Class A) ....          5,336
        155        Vector Group Ltd ............................          2,728
     14,016        Walgreen Co .................................        541,438
        343      * Weight Watchers International, Inc ..........         14,900

   SHARES                                                             VALUE
   ------                                                             -----
        114        Weis Markets, Inc ...........................   $      4,190
        153      * Whitehall Jewellers, Inc ....................          3,175
        719      * Whole Foods Market, Inc .....................         34,670
        163      * Wild Oats Markets, Inc ......................          2,624
        886        Winn-Dixie Stores, Inc ......................         13,813
      2,195        Wrigley (Wm.) Jr Co .........................        121,493
        363      * Yankee Candle Co, Inc .......................          9,834
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       14,837,105
                                                                   ------------
 ENERGY--5.80%
        200      * 3TEC Energy Corp ............................          3,486
        963        Amerada Hess Corp ...........................         79,448
      3,450        Anadarko Petroleum Corp .....................        170,085
      1,881        Apache Corp .................................        108,120
      1,059        Ashland, Inc ................................         42,890
        262      * Atwood Oceanics, Inc ........................          9,825
      4,604        Baker Hughes, Inc ...........................        153,267
        168        Berry Petroleum Co (Class A) ................          2,831
      2,251        BJ Services Co ..............................         76,264
      2,755        Burlington Resources, Inc ...................        104,690
        386        Cabot Oil & Gas Corp (Class A) ..............          8,820
        444      * Cal Dive International, Inc .................          9,768
        118        Carbo Ceramics, Inc .........................          4,360
      1,941      * Chesapeake Energy Corp ......................         13,975
     14,709        ChevronTexaco Corp ..........................      1,301,747
        200      * Comstock Resources, Inc .....................          1,520
      8,695        Conoco, Inc .................................        241,721
        697      * Cooper Cameron Corp .........................         33,749
        200      * Denbury Resources, Inc ......................          2,058
      1,976        Devon Energy Corp ...........................         97,377
        744        Diamond Offshore Drilling, Inc ..............         21,204
         88      * Dril-Quip, Inc ..............................          2,196
        100      * Encore Acquisition Co .......................          1,725
        296      * Energy Partners Ltd .........................          2,753
      1,817        Ensco International, Inc ....................         49,531
      1,543        EOG Resources, Inc ..........................         61,257
        210      * Evergreen Resources, Inc ....................          8,925
     92,883        Exxon Mobil Corp ............................      3,800,772
        391      * Forest Oil Corp .............................         11,116
        300        Frontier Oil Corp ...........................          5,280
        129        Getty Realty Corp ...........................          2,612
        829      * Global Industries Ltd .......................          5,795
      1,216      * Grant Prideco, Inc ..........................         16,538
      1,622      * Grey Wolf, Inc ..............................          6,634
        100      * Gulf Island Fabrication, Inc ................          1,834
      6,074        Halliburton Co ..............................         96,820
        730      * Hanover Compressor Co .......................          9,855
        474      * Harvest Natural Resources, Inc ..............          2,370
        683        Helmerich & Payne, Inc ......................         24,397
        100        Holly Corp ..................................          1,675
        100      * Horizon Offshore, Inc .......................            844
        139      * Houston Exploration Co ......................          4,031
        165      * Hydril Co ...................................          4,422
        570      * Input/Output, Inc ...........................          5,130
      1,550        Kerr-McGee Corp .............................         83,003
      1,447      * Key Energy Services, Inc ....................         15,194
        200      * Key Production Co, Inc ......................          3,900
        100        Lufkin Industries, Inc ......................          2,887
        292      * Magnum Hunter Resources, Inc ................          2,304
         58      * Magnum Hunter Resources, Inc Wts 03/21/05 ...             48
      4,241        Marathon Oil Corp ...........................        115,016
        526      * Maverick Tube Corp ..........................          7,890
        300      * Meridian Resource Corp ......................          1,116
        501        Murphy Oil Corp .............................         41,333
      1,150      * National-Oilwell, Inc .......................         24,208
        607      * Newfield Exploration Co .....................         22,562

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  51

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 ENERGY--(CONTINUED)
        804        Noble Energy, Inc ...........................   $     28,984
        162      * Nuevo Energy Co .............................          2,560
      5,084        Occidental Petroleum Corp ...................        152,469
      2,228        Ocean Energy, Inc ...........................         48,281
        279      * Oceaneering International, Inc ..............          7,533
      1,046      * Parker Drilling Co ..........................          3,420
        500        Patina Oil & Gas Corp .......................         13,715
        927      * Patterson-UTI Energy, Inc ...................         26,169
      1,100        Pennzoil-Quaker State Co ....................         23,683
      5,692        Phillips Petroleum Co .......................        335,145
      1,575        Pioneer Natural Resources Co ................         41,029
        260      * Plains Resources, Inc .......................          6,955
        706        Pogo Producing Co ...........................         23,030
        246      * Premcor, Inc ................................          6,327
      1,517      * Pride International, Inc ....................         23,756
        100        Prima Energy Corp ...........................          2,279
        190      * Pure Resources, Inc .........................          3,952
        517      * Range Resources Corp ........................          2,895
        279      * Remington Oil & Gas Corp ....................          5,558
      1,355        Rowan Cos, Inc ..............................         29,065
        150        RPC, Inc ....................................          1,770
        241      * Seacor Smit, Inc ............................         11,411
        191      * Seitel, Inc .................................            191
        727      * Smith International, Inc ....................         49,574
        200      * Spinnaker Exploration Co ....................          7,204
        484        St. Mary Land & Exploration Co ..............         11,582
        335      * Stone Energy Corp ...........................         13,484
        900        Sunoco, Inc .................................         32,067
        600      * Superior Energy Services, Inc ...............          6,090
        274      * Swift Energy Co .............................          4,326
        885      * Tesoro Petroleum Corp .......................          6,859
        771        Tidewater, Inc ..............................         25,381
        522      * Tom Brown, Inc ..............................         14,799
         99      * Transmontaigne, Inc .........................            599
        200      * Trico Marine Services, Inc ..................          1,358
        600        Unit Corp ...................................         10,410
        175      * Universal Compression Holdings, Inc .........          4,198
      3,350        Unocal Corp .................................        123,749
      1,462        Valero Energy Corp ..........................         54,708
      1,073      * Varco International, Inc ....................         18,820
        396      * Veritas DGC, Inc ............................          4,990
        567        Vintage Petroleum, Inc ......................          6,747
         94      * Weatherford International Ltd ...............          4,061
        220      * Westport Resources Corp .....................          3,608
        322      * W-H Energy Services, Inc ....................          7,136
        121        World Fuel Services Corp ....................          2,952
      1,586        XTO Energy, Inc .............................         32,672
                                                                   ------------
                   TOTAL ENERGY                                       8,180,729
                                                                   ------------
 FINANCIAL SERVICES--21.13%
        187        1st Source Corp .............................          4,623
        437        21st Century Insurance Group ................          8,303
      1,147        A.G. Edwards, Inc ...........................         44,584
        135        ABC Bancorp .................................          2,010
        200        Acadia Realty Trust .........................          1,630
        275        Advanta Corp (Class A) ......................          2,987
        342      * Affiliated Managers Group, Inc ..............         21,033
      7,138        Aflac, Inc ..................................        228,416
        136        Alabama National Bancorp ....................          5,887
        199        Alexandria Real Estate Equities, Inc ........          9,819
        485        Alfa Corp ...................................          5,675
         78        Alleghany Corp ..............................         14,898
        161        Allegiant Bancorp, Inc ......................          2,925
      1,335        Allied Capital Corp .........................         30,238
        704        Allmerica Financial Corp ....................         32,525

   SHARES                                                             VALUE
   ------                                                             -----
      9,768        Allstate Corp ...............................   $    361,221
      1,146        AMB Property Corp ...........................         35,526
      1,147        Ambac Financial Group, Inc ..................         77,078
        306        Amcore Financial, Inc .......................          7,090
        475        America First Mortgage Investments, Inc .....          4,679
        467        American Capital Strategies Ltd .............         12,828
     16,261        American Express Co .........................        590,600
        414        American Financial Group, Inc ...............          9,895
        300        American Financial Holdings, Inc ............          8,976
     31,568        American International Group, Inc ...........      2,153,885
         84      * American Medical Security Group, Inc ........          2,012
         79        American National Bankshares, Inc ...........          2,164
        141        American National Insurance Co ..............         13,578
        100      * American Physicians Capital, Inc ............          1,846
      1,171      * AmeriCredit Corp ............................         32,847
      1,260      * Ameritrade Holdings Corp (Class A) ..........          5,771
        553        Amerus Group Co .............................         20,516
        194        AMLI Residential Properties Trust ...........          5,044
      5,022        Amsouth Bancorp .............................        112,392
        174     b* ANC Rental Corp .............................             31
        295        Anchor Bancorp Wisconsin, Inc ...............          7,112
        797        Annaly Mortgage Management, Inc .............         15,462
        410        Anthracite Capital, Inc .....................          5,433
        167        Anworth Mortgage Asset Corp .................          2,336
      3,263        AON Corp ....................................         96,193
        990        Apartment Investment & Management Co
                     (Class A) .................................         48,708
        399        Apex Mortgage Capital, Inc ..................          5,981
      2,410        Archstone-Smith Trust .......................         64,347
        796        Arden Realty, Inc ...........................         22,646
        263        Argonaut Group, Inc .........................          5,633
        100        Arrow Financial Corp ........................          3,399
      1,160        Associated Banc-Corp ........................         43,744
        100        Associated Estates Realty Corp ..............          1,060
      1,154        Astoria Financial Corp ......................         36,986
        806        AvalonBay Communities, Inc ..................         37,640
        350        Baldwin & Lyons, Inc (Class B) ..............          7,991
         53        Bancfirst Corp ..............................          2,459
         59        Bancorp Connecticut, Inc ....................          1,656
      1,111        Bancorpsouth, Inc ...........................         22,442
        300        Bank Mutual Corp ............................          6,111
     21,216        Bank Of America Corp ........................      1,492,758
        178        Bank Of Granite Corp ........................          3,505
      1,002        Bank Of Hawaii Corp .........................         28,056
      9,970        Bank Of New York Co, Inc ....................        336,488
     16,216        Bank One Corp ...............................        623,992
        222      * Bank United Corp (Contingent Payment Rts) ...             20
        400        BankAtlantic Bancorp, Inc (Class A) .........          4,960
      2,012        Banknorth Group, Inc ........................         52,352
        200      * Bankunited Financial Corp (Class A) .........          3,830
        100        Banner Corp .................................          2,475
        636        Bay View Capital Corp .......................          4,077
      6,564        BB&T Corp ...................................        253,370
      1,235        Bear Stearns Cos, Inc .......................         75,582
        305      * Beazer Homes Usa, Inc .......................         24,400
        177        Bedford Property Investors, Inc .............          4,797
        345        Berkley (W.R.) Corp .........................         18,975
         85        Berkshire Hills Bancorp, Inc ................          2,227
        100        BKF Capital Group, Inc ......................          2,850
        200      * Blackrock, Inc ..............................          8,860
         80      * BOK Financial Corp ..........................          2,677
        178        Boston Private Financial Holdings, Inc ......          4,404
        990        Boston Properties, Inc ......................         39,551
         53        Bostonfed Bancorp, Inc ......................          1,701
        164      * Boykin Lodging Co ...........................          1,793
        273        Brandywine Realty Trust .....................          7,071

                        SEE NOTES TO FINANCIAL STATEMENTS

52  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 FINANCIAL SERVICES--(CONTINUED)
        628        BRE Properties, Inc (Class A) ...............   $     19,537
        229      * Brookline Bancorp, Inc ......................          5,794
        568        Brown & Brown, Inc ..........................         17,892
         50        Bryn Mawr Bank Corp .........................          2,015
        131        BSB Bancorp, Inc ............................          3,495
        121        Burnham Pacific Properties, Inc .............            142
        110        Camden National Corp ........................          3,064
        513        Camden Property Trust .......................         18,996
        281        Capital Automotive Reit .....................          6,705
         97        Capital City Bank Group, Inc ................          3,349
      2,834        Capital One Financial Corp ..................        173,016
        105        Capitol Bancorp Ltd .........................          2,503
        310        Capitol Federal Financial ...................          8,085
        133        Capstead Mortgage Corp ......................          2,993
        726        CarrAmerica Realty Corp .....................         22,397
        170        Cascade Bancorp .............................          3,060
        196        Cash America International, Inc .............          1,803
      1,122      * Catellus Development Corp ...................         22,911
        200        Cathay Bancorp, Inc .........................          8,300
         45        CB Bancshares, Inc ..........................          1,705
        301        CBL & Associates Properties, Inc ............         12,191
        118        CCBT Financial Cos, Inc .....................          3,352
         94      * CCC Information Services Group, Inc .........          1,316
        197        Centennial Bancorp ..........................          1,552
        337        Centerpoint Properties Corp .................         19,549
        101      * Central Coast Bancorp .......................          2,291
        175        CFS Bancorp, Inc ............................          2,706
     14,936        Charles Schwab Corp .........................        167,283
         54        Charter Financial Corp ......................          1,537
        577        Charter Municipal Mortgage Acceptance Co ....         10,317
      2,994        Charter One Financial, Inc ..................        102,934
        307        Chateau Communities, Inc ....................          9,394
        664        Chelsea Property Group, Inc .................         22,211
        308        Chemical Financial Corp .....................         11,553
        357        Chittenden Corp .............................         10,346
      1,163      * Choicepoint, Inc ............................         52,882
      2,303        Chubb Corp ..................................        163,052
      1,902        Cincinnati Financial Corp ...................         88,500
     70,566        Citigroup, Inc ..............................      2,734,433
        742        Citizens Banking Corp .......................         21,503
        123        Citizens First Bancorp, Inc .................          2,766
        230      * Citizens, Inc ...............................          2,985
        100        City Bank ...................................          3,200
        163        City Holding Co .............................          3,816
        546        City National Corp ..........................         29,348
        194      * Clark/Bardes, Inc ...........................          4,431
        343      * CNA Financial Corp ..........................          9,090
        162        CNA Surety Corp .............................          2,357
        100        Coastal Bancorp, Inc ........................          3,176
        100        CoBiz, Inc ..................................          1,721
      1,566        Colonial Bancgroup, Inc .....................         23,490
        198        Colonial Properties Trust ...................          7,712
         79        Columbia Bancorp ............................          1,865
        105      * Columbia Banking System, Inc ................          1,356
        634     b* Comdisco, Inc ...............................             16
      2,447        Comerica, Inc ...............................        150,246
        774        Commerce Bancorp, Inc .......................         34,211
        779        Commerce Bancshares, Inc ....................         34,463
        359        Commerce Group, Inc .........................         14,198
        628        Commercial Federal Corp .....................         18,212
        414        Commercial Net Lease Realty, Inc ............          6,624
        145        Commonwealth Bancorp, Inc ...................          4,302
        155        Community Bank System, Inc ..................          4,999
        105        Community Banks, Inc ........................          3,089

   SHARES                                                             VALUE
   ------                                                             -----
        547        Community First Bankshares, Inc .............   $     14,271
        146        Community Trust Bancorp, Inc ................          4,104
      1,728        Compass Bancshares, Inc .....................         58,061
        129      * CompuCredit Corp ............................            880
        274        Connecticut Bancshares, Inc .................          9,097
      3,963      * Conseco, Inc ................................          7,926
        547        Cornerstone Realty Income Trust, Inc ........          6,181
        100        Corporate Office Properties Trust ...........          1,459
         98        Correctional Properties Trust ...............          2,156
        444      * Corrections Corp Of America .................          7,681
        135        Corus Bankshares, Inc .......................          6,199
      1,538        Countrywide Credit Industries, Inc ..........         74,209
        436        Cousins Properties, Inc .....................         10,795
        132        CPB, Inc ....................................          6,065
        364        Crawford & Co (Class B) .....................          2,948
        183      * Credit Acceptance Corp ......................          2,300
         17      * Creditrust Corp Escrow ......................              0
      1,246        Crescent Real Estate Equities Co ............         23,300
        200        Crown American Realty Trust .................          1,880
        365      * CSK Auto Corp ...............................          5,088
        788        Cullen/Frost Bankers, Inc ...................         28,329
         24        Curtiss-Wright Corp (Class B) ...............          1,814
        498        CVB Financial Corp ..........................         11,310
        357        Delphi Financial Group, Inc (Class A) .......         15,476
        734        Developers Diversified Realty Corp ..........         16,515
        306        Dime Community Bancshares ...................          6,943
        520        Doral Financial Corp ........................         17,363
        232        Downey Financial Corp .......................         10,974
      1,840        Duke Realty Corp ............................         53,268
      3,889      * E*trade Group, Inc ..........................         21,234
         68      * Eagle Bancshares, Inc .......................          1,767
        453        East West Bancorp, Inc ......................         15,638
        237        Eastgroup Properties, Inc ...................          6,067
        802        Eaton Vance Corp ............................         25,022
        154      * Electro Rent Corp ...........................          2,000
        156        Entertainment Properties Trust ..............          3,845
      5,776        Equity Office Properties Trust ..............        173,858
      3,752        Equity Residential Properties Trust .........        107,870
        285        Erie Indemnity Co (Class A) .................         11,545
        225        Essex Property Trust, Inc ...................         12,308
        195      * Euronet Worldwide, Inc ......................          3,118
        135        F & M Bancorp ...............................          4,763
     13,721        Fannie Mae ..................................      1,011,924
        112        Farmers Capital Bank Corp ...................          3,948
        179        FBL Financial Group, Inc (Class A) ..........          3,965
        212        FBR Asset Investment Corp ...................          7,070
        100      * Federal Agricultural Mortgage Corp (Class C)           2,670
        552        Federal Realty Investment Trust .............         15,296
      1,121        Federated Investors, Inc (Class B) ..........         38,753
        600        FelCor Lodging Trust, Inc ...................         11,010
        200        Fidelity Bankshares, Inc ....................          4,422
      1,290        Fidelity National Financial, Inc ............         40,764
      6,986        Fifth Third Bancorp .........................        465,617
        141        Financial Federal Corp ......................          4,667
        107        Financial Industries Corp ...................          1,933
        100        Financial Institutions, Inc .................          3,786
        810        First American Corp .........................         18,630
        288        First Bancorp (Puerto Rico) .................         10,858
        141        First Busey Corp ............................          3,132
        359        First Charter Corp ..........................          6,491
        140        First Citizens Bancshares, Inc (Class A) ....         15,483
        833        First Commonwealth Financial Corp ...........         11,237
         66        First Community Bancorp .....................          1,532
        121        First Community Bancshares ..................          4,073
        100        First Essex Bancorp, Inc ....................          3,420

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  53

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 FINANCIAL SERVICES--(CONTINUED)
        158        First Federal Capital Corp ..................   $      3,492
        493        First Financial Bancorp .....................          9,648
        172        First Financial Bankshares, Inc .............          7,196
        123        First Financial Corp (Indiana) ..............          6,325
        450        First Financial Holdings, Inc ...............         14,733
        378        First Indiana Corp ..........................          8,229
        148        First Merchants Corp ........................          4,440
        805        First Midwest Bancorp, Inc ..................         22,363
         95        First National Corp .........................          2,869
        147        First Niagara Financial Group, Inc ..........          4,081
         58        First Oak Brook Bancshares, Inc .............          1,831
        175        First Place Financial Corp ..................          3,484
        140      * First Republic Bank .........................          3,850
        350        First Sentinel Bancorp, Inc .................          4,816
      1,776        First Tennessee National Corp ...............         68,021
        778        First Virginia Banks, Inc ...................         41,716
         75        Firstfed America Bancorp, Inc ...............          1,785
        269        Firstfed Financial Corp .....................          7,801
      1,164        FirstMerit Corp .............................         32,103
         29      * Five Star Quality Care, Inc .................            162
        150        Flagstar Bancorp, Inc .......................          3,465
     14,339        FleetBoston Financial Corp ..................        463,867
        100        Flushing Financial Corp .....................          2,049
        576        FNB Corp ....................................         15,817
         79        FNB Corp (Virginia) .........................          2,406
        120      * Fpic Insurance Group, Inc ...................          1,806
      2,451        Franklin Resources, Inc .....................        104,511
      9,603        Freddie Mac .................................        587,704
        619        Fremont General Corp ........................          2,587
         87      * Friedman, Billings, Ramsey Group, Inc .......          1,108
        216        Frontier Financial Corp .....................          6,340
      1,361        Fulton Financial Corp .......................         25,764
        296        Gables Residential Trust ....................          9,451
      1,179        Gallagher (Arthur J.) & Co ..................         40,852
        907        Gartner, Inc (Class A) ......................          9,161
        140        GBC Bancorp .................................          4,053
        849        General Growth Properties, Inc ..............         43,299
        105        German American Bancorp .....................          1,943
        218        Glacier Bancorp, Inc ........................          5,341
        121        Gladstone Capital Corp ......................          2,184
        309        Glenborough Realty Trust, Inc ...............          7,323
        289        Glimcher Realty Trust .......................          5,347
        300        Gold Banc Corp, Inc .........................          3,291
        955        Golden State Bancorp, Inc ...................         34,619
      1,703        Golden West Financial Corp ..................        117,132
      3,303        Goldman Sachs Group, Inc ....................        242,275
         70        Granite Stae Bankshares, Inc ................          2,297
        101        Great American Financial Resources, Inc .....          1,949
         62        Great Lakes Reit, Inc .......................          1,177
        125        Great Southern Bancorp, Inc .................          4,975
        583        Greater Bay Bancorp .........................         17,933
      1,169        Greenpoint Financial Corp ...................         57,398
        122        Hancock Holding Co ..........................          8,220
        119      * Hanmi Financial Corp ........................          2,040
        248        Harbor Florida Bancshares, Inc ..............          5,161
        395        Harleysville Group, Inc .....................         10,949
        249        Harleysville National Corp ..................          6,725
      3,389        Hartford Financial Services Group, Inc ......        201,544
         80      * Hawthorne Financial Corp ....................          2,593
        772        HCC Insurance Holdings, Inc .................         20,342
        743        Health Care Property Investors, Inc .........         31,875
        506        Health Care Reit, Inc .......................         15,155
        651        Healthcare Realty Trust, Inc ................         20,832
        246        Heritage Property Investment Trust ..........          6,571

   SHARES                                                             VALUE
   ------                                                             -----
      2,192        Hibernia Corp (Class A) .....................   $     43,380
        724        Highwoods Properties, Inc ...................         18,824
        398        Hilb, Rogal & Hamilton Co ...................         18,010
        240        Home Properties Of New York, Inc ............          9,106
        500      * Homestore, Inc ..............................            720
        718        Hooper Holmes, Inc ..........................          5,744
        487        Horace Mann Educators Corp ..................          9,092
        856        Hospitality Properties Trust ................         31,244
      3,220      * Host Marriott Corp ..........................         36,386
      6,253        Household International, Inc ................        310,774
      1,594        HRPT Properties Trust .......................         14,107
      1,274        Hudson City Bancorp, Inc ....................         25,353
        238        Hudson River Bancorp, Inc ...................          6,424
        609        Hudson United Bancorp .......................         17,393
        122        Humboldt Bancorp ............................          2,051
      3,454        Huntington Bancshares, Inc ..................         67,077
         83        IBERIABANK Corp .............................          3,365
        539        IMPAC Mortgage Holdings, Inc ................          7,266
        696        Independence Community Bank Corp ............         19,996
        283        Independent Bank Corp (Massachusetts) .......          6,478
        160        Independent Bank Corp (Michigan) ............          5,050
        808      * IndyMac Bancorp, Inc ........................         18,325
        331        Innkeepers U.S.A. Trust .....................          3,171
        167      * Insignia Financial Group, Inc ...............          1,623
        413      * Instinet Group, Inc .........................          2,693
        168      * Insurance Auto Auctions, Inc ................          3,276
        167        Integra Bank Corp ...........................          3,741
         78        Interchange Financial Services Cp ...........          2,165
        215        International Bancshares Corp ...............          9,082
        673      * Investment Technology Group, Inc ............         22,007
        880        Investors Financial Services Corp ...........         29,515
        200        Investors Real Estate Trust .................          2,132
        525        IRT Property Co .............................          6,689
        141        Irwin Financial Corp ........................          2,834
        622        iStar Financial, Inc ........................         17,727
         63      * Itla Capital Corp ...........................          1,870
        853        ITT Educational Services, Inc ...............         18,595
        476        JDN Realty Corp .............................          5,950
        264        Jefferies Group, Inc ........................         11,114
      2,157        Jefferson-Pilot Corp ........................        101,379
      4,035        John Hancock Financial Services, Inc ........        142,032
        200        John Nuveen Co (Class A) ....................          5,140
        414      * Jones Lang Lasalle, Inc .....................         10,226
     27,339        JP Morgan Chase & Co ........................        927,339
        148        JP Realty, Inc ..............................          3,944
         91        Kansas City Life Insurance Co ...............          3,519
      5,834        Keycorp .....................................        159,268
        100        Keystone Property Trust .....................          1,587
        305        Kilroy Realty Corp ..........................          8,159
      1,255        Kimco Realty Corp ...........................         42,030
        962      * Knight Trading Group, Inc ...................          5,041
        267        Koger Equity, Inc ...........................          5,153
        200        Kramont Realty Trust ........................          3,198
      1,882      * La Quinta Corp ..............................         13,645
        600      * LaBranche & Co, Inc .........................         13,740
        105        Lakeland Bancorp, Inc .......................          2,323
         69        Lakeland Financial Corp .....................          1,990
        421        Landamerica Financial Group, Inc ............         13,262
        902        Legg Mason, Inc .............................         44,505
      3,419        Lehman Brothers Holdings, Inc ...............        213,756
        750        Leucadia National Corp ......................         23,745
        365        Lexington Corporate Properties Trust ........          6,023
        261        Liberty Corp ................................         10,401
      2,536        Lincoln National Corp .......................        106,512
        294        LNR Property Corp ...........................         10,143

54  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 FINANCIAL SERVICES--(CONTINUED)
        177      * Local Financial Corp ........................   $      2,887
        115        LSB Bancshares, Inc .........................          2,300
        192        LTC Properties, Inc .........................          1,632
      1,224        M & T Bank Corp .............................        104,970
         91        Macatawa Bank Corp ..........................          1,978
        493        Macerich Co .................................         15,283
        712        Mack-Cali Realty Corp .......................         25,027
        391        MAF Bancorp, Inc ............................         14,702
        100        Main Street Banks, Inc ......................          2,068
         76        Mainsource Financial Group, Inc .............          1,838
        176        Manufactured Home Communities, Inc ..........          6,178
        115      * Markel Corp .................................         22,655
      3,902        Marsh & McLennan Cos, Inc ...................        376,933
      2,820        Marshall & Ilsley Corp ......................         87,223
         52        MASSBANK Corp ...............................          1,840
        162        MB Financial, Inc ...........................          5,421
      2,022        MBIA, Inc ...................................        114,304
      9,820        MBNA Corp ...................................        324,747
         92        Medford Bancorp, Inc ........................          3,204
      6,084        Mellon Financial Corp .......................        191,220
      1,047        Mercantile Bankshares Corp ..................         42,958
        353        Mercury General Corp ........................         17,121
        480        Meristar Hospitality Corp ...................          7,320
     11,770        Merrill Lynch & Co, Inc .....................        476,685
      4,024        Metlife, Inc ................................        115,891
        424        Metris Cos, Inc .............................          3,523
      1,278        MGIC Investment Corp ........................         86,648
        100        Mid Atlantic Realty Trust ...................          1,760
        169        Mid-America Apartment Communities, Inc ......          4,521
         53        Midland Co ..................................          2,675
        284        Mid-State Bancshares ........................          5,481
         85        Midwest Banc Holdings, Inc ..................          2,541
        299        Mills Corp ..................................          9,269
        200        Mission West Properties, Inc ................          2,438
         81        Mississippi Valley Bancshares, Inc ..........          4,190
        602        MONY Group, Inc .............................         20,474
     15,127        Morgan Stanley Dean Witter & Co .............        651,671
      8,513        National City Corp ..........................        283,057
      2,825        National Commerce Financial Corp ............         74,298
        313        National Health Investors, Inc ..............          5,008
        243        National Penn Bancshares, Inc ...............          6,367
         29      * National Western Life Insurance Co (Class A)           3,334
        283        Nationwide Financial Services, Inc (Class A)          11,179
        674        Nationwide Health Properties, Inc ...........         12,638
         71        NBC Capital Corp ............................          2,698
        616        NBT Bancorp, Inc ............................         11,131
        689      * NetBank, Inc ................................          8,027
        725        Neuberger Berman, Inc .......................         26,535
        137        New Century Financial Corp ..................          4,791
      1,233        New Plan Excel Realty Trust .................         25,683
      1,469        New York Community Bancorp, Inc .............         39,810
        220      * NextCard, Inc ...............................              4
      2,419        North Fork Bancorp, Inc .....................         96,300
      2,685        Northern Trust Corp .........................        118,301
         55        Northwest Bancorp, Inc ......................            727
        142        Novastar Financial, Inc .....................          5,077
        375        OceanFirst Financial Corp ...................          9,053
        443      * Ocwen Financial Corp ........................          2,437
        229        Odyssey Re Holdings Corp ....................          3,982
        697      * Ohio Casualty Corp ..........................         14,567
        820        Old National Bancorp ........................         20,869
      1,657        Old Republic International Corp .............         52,196
        127        Old Second Bancorp, Inc .....................          4,666
        133        Omega Financial Corp ........................          4,856

   SHARES                                                             VALUE
   ------                                                             -----
        157        Oriental Financial Group, Inc ...............   $      3,982
         91      * OSI Systems, Inc ............................          1,805
        522        Pacific Capital Bancorp .....................         12,465
         67      * Pacific Gulf Properties, Inc Liquidation Trust           119
        160        Pacific Northwest Bancorp ...................          5,011
        145      * Pacific Union Bank ..........................          2,535
        394        Pan Pacific Retail Properties, Inc ..........         13,467
        166        Park National Corp ..........................         14,276
         65        Parkvale Financial Corp .....................          1,862
        130        Parkway Properties, Inc .....................          4,729
         41        Peapack Gladstone Financial Corp ............          2,509
         68        Pennfed Financial Services, Inc .............          1,897
         86        Pennrock Financial Services Corp ............          2,812
        193        Pennsylvania Real Estate Investment Trust ...          5,232
        107        Peoples Bancorp, Inc ........................          3,057
        298        People's Bank ...............................          7,781
        100        Peoples Holding Co ..........................          4,100
        149        PFF Bancorp, Inc ............................          5,722
        203      * Philadelphia Consolidated Holding Corp ......          9,204
      1,372        Phoenix Cos, Inc ............................         25,176
         90      * Pico Holdings, Inc ..........................          1,491
        362        PMA Capital Corp (Class A) ..................          7,656
      1,234        PMI Group, Inc ..............................         47,139
      3,871        PNC Financial Services Group, Inc ...........        202,376
      1,885        Popular, Inc ................................         63,487
         67        Port Financial Corp .........................          2,686
        493        Post Properties, Inc ........................         14,869
        429        Prentiss Properties Trust ...................         13,621
        370        Presidential Life Corp ......................          7,500
         54      * Prime Group Realty Trust ....................            352
      4,211      * Principal Financial Group ...................        130,541
        296      * ProAssurance Corp ...........................          5,210
      2,636        Progressive Corp ............................        152,493
      1,923        Prologis Trust ..............................         49,998
        150        Prosperity Bancshares, Inc ..................          2,733
        941        Protective Life Corp ........................         31,147
        305        Provident Bankshares Corp ...................          7,225
        577        Provident Financial Group, Inc ..............         16,739
      3,503      * Providian Financial Corp ....................         20,598
      3,074      * Prudential Financial, Inc ...................        102,549
        137        PS Business Parks, Inc ......................          4,788
      1,359        Public Storage, Inc .........................         50,419
        138        R & G Financial Corp (Class B) ..............          3,272
      1,230        Radian Group, Inc ...........................         60,086
        214        RAIT Investment Trust .......................          5,078
        111        Ramco-Gershenson Properties .................          2,237
        533        Raymond James Financial, Inc ................         15,175
        501        Realty Income Corp ..........................         18,497
        677        Reckson Associates Realty Corp ..............         16,857
        128        Redwood Trust, Inc ..........................          4,032
        275        Regency Centers Corp ........................          8,154
      3,141        Regions Financial Corp ......................        110,406
        234        Reinsurance Group Of America, Inc ...........          7,212
        716        Republic Bancorp, Inc .......................         10,697
        100        Republic Bancorp, Inc (Kentucky) (Class A) ..          1,179
         69      * Republic Bancshares, Inc ....................          1,392
        100        Resource America, Inc (Class A) .............          1,054
        394        RFS Hotel Investors, Inc ....................          5,335
        191        Riggs National Corp .........................          2,848
         94        RLI Corp ....................................          4,794
      1,000        Roslyn Bancorp, Inc .........................         21,830
      1,027        Rouse Co ....................................         33,891
        301        S & T Bancorp, Inc ..........................          8,127
      1,750        Safeco Corp .................................         54,058
        204        Sandy Spring Bancorp, Inc ...................          6,559

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  55

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 FINANCIAL SERVICES--(CONTINUED)
        131        Santander Bancorp ...........................   $      2,234
        140        Saul Centers, Inc ...........................          3,626
        384      * Saxon Capital, Inc ..........................          6,248
         47        Seacoast Banking Corp Of Florida ............          2,713
        300        Seacoast Financial Services Corp ............          7,521
        140        Second Bancorp, Inc .........................          3,822
      1,036        SEI Investments Co ..........................         29,184
        303        Selective Insurance Group, Inc ..............          8,584
        622        Senior Housing Properties Trust .............          9,765
        448      * Silicon Valley Bancshares ...................         11,809
        128        Simmons First National Corp (Class A) .......          5,452
      1,694        Simon Property Group, Inc ...................         62,407
        157        Sizeler Property Investors ..................          1,714
        954        Sky Financial Group, Inc ....................         20,177
        343        SL Green Realty Corp ........................         12,228
      2,137        Slm Corp ....................................        207,075
        500      * SoundView Technology Group, Inc .............            850
        740        South Financial Group, Inc ..................         16,583
      4,700        SouthTrust Corp .............................        122,764
        388      * Southwest Bancorp Of Texas, Inc .............         14,053
         70        Southwest Bancorp, Inc ......................          1,940
      3,566        Sovereign Bancorp, Inc ......................         53,312
        172        Sovran Self Storage, Inc ....................          5,877
        132        St. Francis Capital Corp ....................          3,272
        322        St. Joe Co ..................................          9,666
      2,883        St. Paul Cos, Inc ...........................        112,206
        548        Stancorp Financial Group, Inc ...............         30,414
      2,730        Starwood Hotels & Resorts Worldwide, Inc ....         89,790
        174        State Auto Financial Corp ...................          2,854
        100        State Bancorp, Inc ..........................          1,755
      4,505        State Street Corp ...........................        201,374
        698        Staten Island Bancorp, Inc ..................         13,402
        100        Sterling Bancorp ............................          3,570
        522        Sterling Bancshares, Inc ....................          7,710
        162        Sterling Financial Corp (Pennsylvania) ......          4,044
        159      * Sterling Financial Corp (Spokane) ...........          3,163
        232      * Stewart Information Services Corp ...........          4,768
      3,032        Stilwell Financial, Inc .....................         55,182
        126        Student Loan Corp ...........................         10,438
        278        Suffolk Bancorp .............................         10,147
         72        Summit Bancshares, Inc ......................          1,749
        415        Summit Properties, Inc ......................          9,690
         67        Sun Bancorp, Inc ............................          1,641
        166        Sun Communities, Inc ........................          6,931
      3,446        Suntrust Banks, Inc .........................        233,363
         95        Superior Financial Corp .....................          1,819
        539        Susquehanna Bancshares, Inc .................         12,241
        173        SWS Group, Inc ..............................          3,394
      4,044        Synovus Financial Corp ......................        111,291
        201      * Syntroleum Corp .............................            579
      1,442        T Rowe Price Group, Inc .....................         47,413
        530        Taubman Centers, Inc ........................          8,083
      1,046        TCF Financial Corp ..........................         51,359
        354        Texas Regional Bancshares, Inc (Class A) ....         17,226
        544        Thornburg Mortgage, Inc .....................         10,706
        116        Three Rivers Bancorp, Inc ...................          2,066
        102        Tompkins Trustco, Inc .......................          4,967
      1,701        Torchmark Corp ..............................         64,978
        159        Town & Country Trust ........................          3,562
        291      * Trammell Crow Co ............................          4,205
        339        Transatlantic Holdings, Inc .................         27,120
      3,684      * Travelers Property Casulaty Corp (Class A) ..         65,207
        105      * Triad Guaranty, Inc .........................          4,571
         69        Trico Bancshares ............................          1,827

   SHARES                                                             VALUE
   ------                                                             -----
      1,231        Trizec Properties, Inc ......................   $     20,755
        461        Trust Co Of New Jersey ......................         11,847
        799        Trustco Bank Corp Ny ........................         10,523
        543        Trustmark Corp ..............................         13,874
     26,182        U.S. Bancorp ................................        611,350
        158        U.S. Restaurant Properties, Inc .............          2,618
        164        U.S.B. Holding Co, Inc ......................          3,378
        248        UCBH Holdings, Inc ..........................          9,426
        528        * UICI ......................................         10,666
        215        UMB Financial Corp ..........................         10,077
        273        Umpqua Holdings Corp ........................          5,045
        103        Union Bankshares Corp .......................          2,722
      2,746        Union Planters Corp .........................         88,888
        697        UnionBanCal Corp ............................         32,654
        502        United Bankshares, Inc ......................         14,749
        227        United Community Banks, Inc .................          6,724
        333        United Community Financial Corp .............          3,117
      1,488        United Dominion Realty Trust, Inc ...........         23,436
         99        United Fire & Casualty Co ...................          3,740
        160        United National Bancorp .....................          3,680
        685      * United Rentals, Inc .........................         14,933
      1,012      * UnitedGlobalcom, Inc (Class A) ..............          2,783
        633        Unitrin, Inc ................................         22,642
        320      * Universal American Financial Corp ...........          2,106
        288        Universal Health Realty Income Trust ........          7,603
        266        Unizan Financial Corp .......................          5,695
      3,325        UnumProvident Corp ..........................         84,621
        169        Urstadt Biddle Properties, Inc (Class A) ....          1,927
      1,265        Valley National Bancorp .....................         35,167
        262        Vesta Insurance Group, Inc ..................          1,121
        157      * VIB Corp ....................................          2,043
         99        Virginia Financial Group, Inc ...............          3,174
         63        Vista Bancorp, Inc ..........................          1,699
      1,122        Vornado Realty Trust ........................         51,836
        446        W Holding Co, Inc ...........................         10,793
     18,744        Wachovia Corp ...............................        715,646
      1,027        Waddell & Reed Financial, Inc (Class A) .....         23,539
      1,079        Washington Federal, Inc .....................         27,256
     13,343        Washington Mutual, Inc ......................        495,159
        505        Washington Real Estate Investment Trust .....         14,595
        178        Washington Trust Bancorp, Inc ...............          4,217
        432        Waypoint Financial Corp .....................          8,446
        643        Webster Financial Corp ......................         24,588
        601        Weingarten Realty Investors .................         21,275
     23,507        Wells Fargo & Co ............................      1,176,760
        375        Wesbanco, Inc ...............................          8,891
         19        Wesco Financial Corp ........................          5,730
        163        West Coast Bancorp ..........................          2,795
        442        Westamerica Bancorp .........................         17,318
        170        Westcorp ....................................          5,432
         95      * WFS Financial, Inc ..........................          2,604
        627        Whitney Holding Corp ........................         19,274
        880        Wilmington Trust Corp .......................         26,840
        100        Winston Hotels, Inc .........................            976
        187        Wintrust Financial Corp .....................          6,465
        100      * World Acceptance Corp .......................            840
        100        WSFS Financial Corp .........................          2,587
        909      * Wyndham International, Inc (Class A) ........          1,054
        128        Zenith National Insurance Corp ..............          4,077
      1,256        Zions Bancorp ...............................         65,438
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          29,805,262
                                                                   ------------
 HEALTH CARE--14.12%
         14      * 3 Dimensional Pharmaceuticals, Inc ..........             62
        100      * aaiPharma, Inc ..............................          2,248
     21,464        Abbott Laboratories .........................        808,120

                       SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 HEALTH CARE--(CONTINUED)
        936      * Abgenix, Inc ................................   $      9,173
        200      * Abiomed, Inc ................................          1,696
        501      * Accredo Health, Inc .........................         23,116
        486      * Adolor Corp .................................          5,472
        100        Advanced Neuromodulation Systems, Inc .......          3,050
        700      * Advanced Tissue Sciences, Inc ...............          1,008
      1,009      * AdvancePCS ..................................         24,155
         63      * Advisory Board Co/The .......................          2,283
      1,998        Aetna, Inc ..................................         95,844
        684      * Affymetrix, Inc .............................         16,409
        100      * Aksys Ltd ...................................            690
        246      * Albany Molecular Research, Inc ..............          5,200
        546      * Alderwoods Group, Inc .......................          4,182
        200      * Alexion Pharmaceuticals, Inc ................          3,030
        832      * Alkermes, Inc ...............................         13,320
      1,966        Allergan, Inc ...............................        131,231
        159      * Alliance Imaging, Inc .......................          2,147
        314      * Allos Therapeutics, Inc .....................          2,839
        317      * Allscripts Healthcare Solutions, Inc ........          1,186
        404        Alpharma, Inc (Class A) .....................          6,860
        197      * American Healthways, Inc ....................          3,507
        268      * American Medical Systems Holdings, Inc ......          5,376
        131      * AMERIGROUP Corp .............................          3,574
        281      * Ameripath, Inc ..............................          6,744
      1,437        AmerisourceBergen Corp ......................        109,212
     14,373        Amgen, Inc ..................................        601,941
        191      * AMN Healthcare Services, Inc ................          6,687
        229      * Amsurg Corp .................................          6,014
        839      * Amylin Pharmaceuticals, Inc .................          9,179
        868      * Andrx Corp ..................................         23,410
      1,415      * Anthem, Inc .................................         95,484
        200      * Antigenics, Inc .............................          1,970
        200      * Aphton Corp .................................          1,500
      1,493      * Apogent Technologies, Inc ...................         30,711
      2,935        Applera Corp (Applied Biosystems Group) .....         57,203
        897      * Applera Corp (Celera Genomics Group) ........         10,764
        100      * Applied Molecular Evolution .................            578
        696      * Apria Healthcare Group, Inc .................         15,590
        199      * Arena Pharmaceuticals, Inc ..................          1,672
        300      * Ariad Pharmaceuticals, Inc ..................          1,248
        227      * Arqule, Inc .................................          1,532
        200      * Array Biopharma, Inc ........................          1,928
        128        Arrow International, Inc ....................          4,998
        300      * Arthrocare Corp .............................          3,858
        341      * Atherogenics, Inc ...........................          2,445
        280      * Atrix Laboratories, Inc .....................          6,230
        200      * ATS Medical, Inc ............................            110
        200      * Avigen, Inc .................................          1,882
        633        Bard (C.R.), Inc ............................         35,815
        318      * Barr Laboratories, Inc ......................         20,203
        684        Bausch & Lomb, Inc ..........................         23,153
      8,420        Baxter International, Inc ...................        374,269
        704        Beckman Coulter, Inc ........................         35,130
      3,588        Becton Dickinson & Co .......................        123,607
        165      * Benthley Pharmaceuticals, Inc ...............          1,914
      1,454      * Beverly Enterprises, Inc ....................         11,065
      2,044      * Biogen, Inc .................................         84,683
        300      * BioMarin Pharmaceutical, Inc ................          1,566
      3,706        Biomet, Inc .................................        100,507
        100      * Biopure Corp ................................            765
        232      * Bio-Rad Laboratories, Inc (Class A) .........         10,558
        186      * Biosite, Inc ................................          5,236
        699      * Bio-Technology General Corp .................          4,201
        100      * Bone Care International, Inc ................            586

   SHARES                                                             VALUE
   ------                                                             -----
      4,443      * Boston Scientific Corp ......................   $    130,269
     26,646        Bristol-Myers Squibb Co .....................        684,802
        100      * Britesmile, Inc .............................            237
        154      * Bruker Daltonics, Inc .......................            608
        207      * Caliper Technologies Corp ...................          1,728
         91      * Cantel Medical Corp .........................          1,674
        750      * Cardiac Science, Inc ........................          2,963
      6,304        Cardinal Health, Inc ........................        387,129
        200      * Cardiodynamics International Corp ...........            744
      3,051      * Caremark Rx, Inc ............................         50,342
        995      * Celgene Corp ................................         15,224
        400      * Cell Genesys, Inc ...........................          5,396
        400      * Cell Therapeutics, Inc ......................          2,184
         68      * Centene Corp ................................          2,107
        633      * Cephalon, Inc ...............................         28,612
        312      * Cepheid, Inc ................................          1,741
        331      * Cerner Corp .................................         15,832
        185      * Cerus Corp ..................................          6,268
        454      * Charles River Laboratories International, Inc         15,913
         70      * Chattem, Inc ................................          2,205
      1,246      * Chiron Corp .................................         44,046
        160      * Cholestech Corp .............................          1,688
      1,905        Cigna Corp ..................................        185,585
        196      * Cima Labs, Inc ..............................          4,728
        124      * Closure Medical Corp ........................          1,736
        129      * Cobalt Corp .................................          2,941
        393      * Coherent, Inc ...............................         11,786
         87      * Columbia Laboratories, Inc ..................            522
        659      * Community Health Systems, Inc ...............         17,661
        100      * Conceptus, Inc ..............................          1,649
        487      * Conmed Corp .................................         10,875
        300      * Connetics Corp ..............................          3,876
        209        Cooper Cos, Inc .............................          9,844
        419      * Corixa Corp .................................          2,870
         90      * Corvel Corp .................................          3,015
        721      * Covance, Inc ................................         13,519
        526      * Coventry Health Care, Inc ...................         14,949
        441      * Cross County, Inc ...........................         16,670
        200      * Cryolife, Inc ...............................          3,212
        500      * Cubist Pharmaceuticals, Inc .................          4,705
        453      * CuraGen Corp ................................          2,550
        140      * Curative Health Services, Inc ...............          2,349
        300      * CV Therapeutics, Inc ........................          5,586
        167      * Cyberonics, Inc .............................          2,191
         51      * Cygnus, Inc .................................            110
      1,808      * Cytyc Corp ..................................         13,777
        175        D&K Healthcare Resources, Inc ...............          6,171
        146        Datascope Corp ..............................          4,035
      1,061      * DaVita, Inc .................................         25,252
        703      * Decode Genetics, Inc ........................          3,290
        100      * Deltagen, Inc ...............................            245
        100      * Dendreon Corp ...............................            211
        314      * Dendrite International, Inc .................          3,036
        955        Dentsply International, Inc .................         35,249
        284        Diagnostic Products Corp ....................         10,508
        124      * Dianon Systems, Inc .........................          6,624
        300      * Digene Corp .................................          3,529
        300      * Diversa Corp ................................          2,985
        200      * Durect Corp .................................          1,600
        100      * Dusa Pharmaceuticals, Inc ...................            290
        137      * DVI, Inc ....................................          2,644
        474      * Eclipsys Corp ...............................          3,109
        100      * Eden Bioscience Corp ........................            199
        815      * Edwards Lifesciences Corp ...................         18,908
         98      * Embrex, Inc .................................          2,050

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  57

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 HEALTH CARE--(CONTINUED)
        245      * Endo Pharmaceuticals Holdings, Inc ..........   $      1,715
        200      * Endocare, Inc ...............................          2,642
        349      * Enzo Biochem, Inc ...........................          5,001
        539      * Enzon, Inc ..................................         13,265
        134      * Eon Labs, Inc ...............................          2,384
        171      * Epix Medical, Inc ...........................          1,804
         73      * eResearch Technology, Inc ...................          1,848
        200      * Esperion Therapeutics, Inc ..................          1,086
        426      * Exelixis, Inc ...............................          3,208
        965      * Express Scripts, Inc (Class A) ..............         48,356
      1,326      * First Health Group Corp .....................         37,181
        306      * First Horizon Pharmaceutical ................          6,331
        751        Fisher Scientific International, Inc ........         21,028
      2,198      * Forest Laboratories, Inc ....................        155,618
        100      * Genaissance Pharmaceuticals .................            132
        300      * Gene Logic, Inc .............................          4,200
        100      * Genencor International, Inc .................            979
      3,073      * Genentech, Inc ..............................        102,946
        382      * Genesis Health Ventures, Inc ................          7,674
        300      * Genta, Inc ..................................          2,487
        438      * Genzyme Corp (Biosurgery Division) ..........          1,984
      2,679      * Genzyme Corp (General Division) .............         51,544
        200      * Geron Corp ..................................            916
      2,359      * Gilead Sciences, Inc ........................         77,564
      4,239      * Guidant Corp ................................        128,145
        187      * Guilford Pharmaceuticals, Inc ...............          1,410
        364      * Haemonetics Corp ............................         10,629
        264      * Hanger Orthopedic Group, Inc ................          4,010
        100      * Harvard Bioscience, Inc .....................            559
      6,877        HCA, Inc ....................................        326,658
      3,304      * Health Management Associates, Inc (Class A) .         66,576
      1,313      * Health Net, Inc .............................         35,149
        126        Healthcare Services Group ...................          1,947
      5,390      * Healthsouth Corp ............................         68,938
        108      * Healthtronics Surgical Services, Inc ........          1,889
         92      * Hemispherx Biopharma, Inc ...................            230
        548      * Henry Schein, Inc ...........................         24,386
        681        Hillenbrand Industries, Inc .................         38,238
        263      * Hologic, Inc ................................          3,806
      1,724      * Human Genome Sciences, Inc ..................         23,102
      2,296      * Humana, Inc .................................         35,886
        100      * Hyseq, Inc ..................................            227
      1,095        ICN Pharmaceuticals, Inc ....................         26,510
        711      * Icos Corp ...................................         12,059
        145      * ICU Medical, Inc ............................          4,481
      1,528      * IDEC Pharmaceuticals Corp ...................         54,168
        438      * Idexx Laboratories, Inc .....................         11,296
        153      * IDX Systems Corp ............................          1,992
        174      * Igen International, Inc .....................          5,481
        400      * Ilex Oncology, Inc ..........................          5,636
        200      * Illumina, Inc ...............................          1,344
        421      * I-many, Inc .................................          1,157
        701      * ImClone Systems, Inc ........................          6,095
         85      * Immucor, Inc ................................          1,995
      4,422      * Immunex Corp ................................         98,787
        400      * Immunogen, Inc ..............................          1,076
        500        Immunomedics, Inc ...........................          2,605
        444      * Impath, Inc .................................          7,970
        200      * Impax Laboratories, Inc .....................          1,498
      3,970        IMS Health, Inc .............................         71,262
        164      * Inamed Corp .................................          4,382
        784      * Incyte Genomics, Inc ........................          5,700
        438      * Indevus Pharmaceuticals, Inc ................            508
        500      * Inhale Therapeutic Systems, Inc .............          4,745

   SHARES                                                             VALUE
   ------                                                             -----
        200      * Insmed, Inc .................................   $        280
        254      * Integra LifeSciences Holding ................          5,525
        300      * Integrated Silicon Solution, Inc ............          2,676
        342      * InterMune, Inc ..............................          7,216
        236      * Interpore International .....................          2,282
        303      * Intuitive Surgical, Inc .....................          2,566
        337        Invacare Corp ...............................         12,469
         34      * Inverness Medical Innovations, Inc ..........            687
        720      * Invitrogen Corp .............................         23,047
        516      * Isis Pharmaceuticals, Inc ...................          4,907
      2,122      * IVAX Corp ...................................         22,918
     41,394        Johnson & Johnson ...........................      2,163,250
        100      * Kendle International, Inc ...................          1,360
         99      * Kensey Nash Corp ............................          1,604
        100      * Keryx Biopharmaceuticals, Inc ...............            227
        154      * Kindred Healthcare, Inc .....................          6,848
      3,396      * King Pharmaceuticals, Inc ...................         75,561
         64      * KOS Pharmaceuticals, Inc ....................          1,302
        100      * Kosan Biosciences, Inc ......................            871
        281      * KV Pharmaceutical Co (Class A) ..............          7,587
        411      * La Jolla Pharmaceutical Co ..................          2,569
         72      * LabOne, Inc .................................          1,871
      1,949      * Laboratory Corp Of America Holdings .........         88,972
        130        Landauer, Inc ...............................          5,048
        300      * Lexicon Genetics, Inc .......................          1,467
        556      * LifePoint Hospitals, Inc ....................         20,188
        666      * Ligand Pharmaceuticals, Inc (Class B) .......          9,657
     13,296        Lilly (Eli) & Co ............................        749,894
      1,472      * Lincare Holdings, Inc .......................         47,546
        200      * Luminex Corp ................................          1,502
         79      * Macrochem Corp ..............................            138
        154      * Magellan Health Services, Inc ...............            154
      1,373      * Manor Care, Inc .............................         31,579
        200      * Martek Biosciences Corp .....................          4,184
        243      * Maximus, Inc ................................          7,703
        393      * Maxygen, Inc ................................          4,708
      3,729        McKesson Corp ...............................        121,938
        900      * Medarex, Inc ................................          6,678
        100      * Med-Design Corp .............................          1,294
        106      * Medical Staffing Network Holdings, Inc ......          2,597
        230      * Medicines Co ................................          2,836
        407      * Medicis Pharmaceutical Corp (Class A) .......         17,403
      3,427      * Medimmune, Inc ..............................         90,473
        148      * MedQuist, Inc ...............................          3,941
     16,628        Medtronic, Inc ..............................        712,510
        319        Mentor Corp .................................         11,710
     31,086        Merck & Co, Inc .............................      1,574,195
         46      * Meridian Medical Technologies, Inc ..........          1,661
        157      * Merit Medical Systems, Inc ..................          3,239
        300      * MGI Pharma, Inc .............................          2,118
        645      * Mid Atlantic Medical Services, Inc ..........         20,221
      3,817      * Millennium Pharmaceuticals, Inc .............         46,377
        670      * Millipore Corp ..............................         21,427
        313      * MIM Corp ....................................          3,784
        100      * Miravant Medical Technologies ...............             53
        210      * Molecular Devices Corp ......................          3,738
        214      * Mright Medical Group, Inc ...................          4,314
        418      * Mykrolis Corp ...............................          4,937
      1,687        Mylan Laboratories, Inc .....................         52,887
        300      * Myriad Genetics, Inc ........................          6,102
        300      * Nabi Biopharmaceuticals .....................          1,611
        300      * Napro Biotherapeutics, Inc ..................          1,968
        100      * National Healthcare Corp ....................          2,125
        110      * Neopharm, Inc ...............................          1,383
        100      * Neose Technologies, Inc .....................          1,090

58  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 HEALTH CARE--(CONTINUED)
        386      * Neurocrine Biosciences, Inc .................   $     11,059
        145      * Neurogen Corp ...............................          1,695
          2      * North American Scientific ...................             20
        285      * Noven Pharmaceuticals, Inc ..................          7,268
         47      * Novoste Corp ................................            217
        369      * NPS Pharmaceuticals, Inc ....................          5,653
        232      * Ocular Sciences, Inc ........................          6,148
        162      * Odyssey Healthcare, Inc .....................          5,873
      1,139        Omnicare, Inc ...............................         29,910
        323      * On Assignment, Inc ..........................          5,749
        100      * Onyx Pharmaceuticals, Inc ...................            577
        125      * Option Care, Inc ............................          1,718
        170      * OraSure Technologies, Inc ...................          1,105
        215      * Organogenesis, Inc ..........................             43
        626      * Orthodontic Centers Of America, Inc .........         14,429
        437      * Orthologic Corp .............................          2,417
        500      * OSI Pharmaceuticals, Inc ....................         12,010
        423        Owens & Minor, Inc ..........................          8,358
      1,207      * Oxford Health Plans, Inc ....................         56,077
        441      * Pacificare Health Systems, Inc ..............         11,995
        100      * Pain Therapeutics, Inc ......................            836
      1,490        Pall Corp ...................................         30,918
        200      * Paradigm Genetics, Inc ......................            278
        295      * Parexel International Corp ..................          4,103
        679      * Patterson Dental Co .........................         34,174
        122      * PDI, Inc ....................................          1,890
        233      * Pediatrix Medical Group, Inc ................          5,825
        305      * Per-Se Technologies, Inc ....................          2,806
        900      * Peregrine Pharmaceuticals, Inc ..............          1,053
     85,624        Pfizer, Inc .................................      2,996,840
        617      * Pharmaceutical Product Development, Inc .....         16,252
        215      * Pharmaceutical Resources, Inc ...............          5,973
     17,739        Pharmacia Corp ..............................        664,326
        300      * Pharmacopeia, Inc ...........................          2,556
        264      * PolyMedica Corp .............................          6,743
        200      * Possis Medical, Inc .........................          2,470
        100      * Pozen, Inc ..................................            518
        143      * Practiceworks, Inc ..........................          2,638
        538      * Praecis Pharmaceuticals, Inc ................          1,872
        172      * Prime Medical Services, Inc .................          1,999
        330      * Priority Healthcare Corp (Class B) ..........          7,755
        100      * Progenics Pharmaceuticals ...................          1,229
      1,080      * Protein Design Labs, Inc ....................         11,729
        628      * Province Healthcare Co ......................         14,042
        767      * PSS World Medical, Inc ......................          6,213
        371      * Quadramed Corp ..............................          2,593
        989      * Quest Diagnostics, Inc ......................         85,103
        351      * Quidel Corp .................................          2,418
      1,451      * Quintiles Transnational Corp ................         18,123
        286      * Quovadx, Inc ................................          1,796
        261      * Radiologix, Inc .............................          3,980
        461      * Regeneron Pharmaceuticals, Inc ..............          6,689
        200      * RehabCare Group, Inc ........................          4,806
        685      * Renal Care Group, Inc .......................         21,338
        412      * Resmed, Inc .................................         12,113
        424      * Respironics, Inc ............................         14,437
        355      * Ribapharm, Inc ..............................          3,227
        100      * Ribozyme Pharmaceuticals, Inc ...............            138
        200      * Rigel Pharmaceuticals, Inc ..................            730
        243      * Salix Pharmaceuticals Ltd ...................          3,708
        100      * Sangamo Biosciences, Inc ....................            588
        358      * Sangstat Medical Corp .......................          8,227
     20,163        Schering-Plough Corp ........................        496,010
        663      * Scios, Inc ..................................         20,294

   SHARES                                                             VALUE
   ------                                                             -----
        208      * Select Medical Corp .........................   $      3,257
        948      * Sepracor, Inc ...............................          9,053
        300      * Sequenom, Inc ...............................          1,059
        219      * Serologicals Corp ...........................          4,006
      3,924      * Service Corp International ..................         18,953
      1,046        SICOR, Inc ..................................         19,393
        300      * Sierra Health Services, Inc .................          6,705
        249      * Sola International, Inc .....................          2,864
        100      * SonoSite, Inc ...............................          1,443
        113      * Spacelabs Medical, Inc ......................          1,605
        100      * Specialty Laboratories, Inc .................            840
      1,206        St. Jude Medical, Inc .......................         89,063
        460      * Stericycle, Inc .............................         16,289
        832      * Steris Corp .................................         15,900
      1,139      * Stewart Enterprises, Inc (Class A) ..........          7,255
      2,016        Stryker Corp ................................        107,876
        170      * Sunrise Assisted Living, Inc ................          4,556
        172      * Supergen, Inc ...............................          1,249
        200      * SurModics, Inc ..............................          5,198
        464      * Sybron Dental Specialties, Inc ..............          8,584
        335      * Syncor International Corp ...................         10,553
        303      * Tanox, Inc ..................................          3,281
        200      * Targeted Genetics Corp ......................            216
        552      * Techne Corp .................................         15,577
        200      * Telik, Inc ..................................          2,500
      4,611        Tenet Healthcare Corp .......................        329,917
        400      * Texas Biotechnology Corp ....................          1,560
        299      * Theragenics Corp ............................          2,521
        303      * Therasense, Inc .............................          5,596
        549      * Thoratec Corp ...............................          4,936
        100      * Transgenomic, Inc ...........................            252
        397      * Transkaryotic Therapies, Inc ................         14,312
        978      * Triad Hospitals, Inc ........................         41,448
        523      * Triangle Pharmaceuticals, Inc ...............          1,417
        545      * Trigon Healthcare, Inc ......................         54,816
        182      * Trimeris, Inc ...............................          8,079
        200      * TriPath Imaging, Inc ........................            874
        400      * Tularik, Inc ................................          3,668
      1,003      * U.S. Oncology, Inc ..........................          8,355
        255      * Umilab Corp .................................          6,984
        207      * United Surgical Partners International, Inc .          6,413
        200      * United Therapeutics Corp ....................          2,472
      3,725        UnitedHealth Group, Inc .....................        341,024
        641        Universal Health Services, Inc (Class B) ....         31,409
        100      * Urologix, Inc ...............................          1,279
        100      * Valentis, Inc ...............................            134
        931        Varian Medical Systems, Inc .................         37,752
        404      * Varian, Inc .................................         13,312
        244      * VCA Antech, Inc .............................          3,797
        151      * Ventana Medical Systems, Inc ................          3,314
        831        Ventas, Inc .................................         10,595
         62      * Ventiv Health, Inc ..........................            175
        200      * Versicor, Inc ...............................          2,690
        986      * Vertex Pharmaceuticals, Inc .................         16,052
        305      * Viasys Healthcare, Inc ......................          5,322
        161      * Vical, Inc ..................................            850
        300      * Vion Pharmaceuticals, Inc ...................            117
        613      * Visx, Inc ...................................          6,682
         81        Vital Signs, Inc ............................          2,928
        488      * VitalWorks, Inc .............................          4,002
        450      * Vivus, Inc ..................................          3,047
      1,768      * Waters Corp .................................         47,206
      1,409      * Watson Pharmaceuticals, Inc .................         35,605
        246      * Watson Wyatt & Co Holdings ..................          5,958
      3,856      * WebMD Corp ..................................         21,709

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  59

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 HEALTH CARE--(CONTINUED)
      1,980      * Wellpoint Health Networks, Inc ..............   $    154,064
     18,164        Wyeth .......................................        929,997
        100        X-Rite, Inc .................................            851
      2,659      * Zimmer Holdings, Inc ........................         94,820
        100      * Zoll Medical Corp ...........................          3,253
                                                                   ------------
                   TOTAL HEALTH CARE                                 19,922,193
                                                                   ------------
 OTHER--2.15%
        100      * 4Kids Entertainment, Inc ....................          2,070
        517        ABM Industries, Inc .........................          8,975
        210      * Acacia Research Corp ........................          1,491
        100      * Actrade Financial Technologies Ltd ..........          1,042
        566        Acuity Brands, Inc ..........................         10,301
        262      * Administaff, Inc ............................          2,620
        259        Advo, Inc ...................................          9,860
        559        Alexander & Baldwin, Inc ....................         14,271
         77      * Ambassadors Group, Inc ......................          1,106
          3        Ambassadors International, Inc ..............             30
        463        Banta Corp ..................................         16,622
        200      * Bell Microproducts, Inc .....................          1,610
        179        Brady Corp (Class A) ........................          6,265
        146      * Bright Horizons Family Solutions, Inc .......          4,834
        512      * Career Education Corp .......................         23,040
        162      * CDI Corp ....................................          5,273
     14,890        Cendant Corp ................................        236,453
        246        Central Parking Corp ........................          5,621
        867      * Century Business Services, Inc ..............          2,826
        118      * CGI Group, Inc (Class A) ....................            538
        100      * Charles River Associates, Inc ...............          2,004
      1,588        Cintas Corp .................................         78,495
        504      * Corinthian Colleges, Inc ....................         17,081
        179      * Cornell Cos, Inc ............................          2,121
        506      * Corporate Executive Board Co ................         17,331
        185      * CoStar Group, Inc ...........................          3,798
         50        Courier Corp ................................          1,998
        695        Crane Co ....................................         17,639
        119        Curtiss-Wright Corp .........................          9,520
        217      * Daisytek International Corp .................          3,680
        826      * DeVry, Inc ..................................         18,866
      2,767        Dover Corp ..................................         96,845
      1,022      * Dun & Bradstreet Corp .......................         33,777
        272      * Education Management Corp ...................         11,079
        222        Ennis Business Forms, Inc ...................          2,897
        100        Esco Technologies, Inc ......................          3,500
        648      * Exult, Inc ..................................          4,212
         59        Fairchild Corp (Class A) ....................            186
         74      * Fidelity National Information Solutions, Inc           1,776
        164      * First Consulting Group, Inc .................          1,410
        543        First Industrial Realty Trust, Inc ..........         17,838
        195      * Forrester Research, Inc .....................          3,783
      2,056        Fortune Brands, Inc .........................        115,136
        266        Gentiva Health Services, Inc ................          2,391
        443      * Getty Images, Inc ...........................          9,644
        684      * Gtech Holdings Corp .........................         17,469
      2,514        H & R Block, Inc ............................        116,021
        414        Harland (John H.) Co ........................         11,675
        247      * Heidrick & Struggles International, Inc .....          4,933
        816        HON Industries, Inc .........................         22,212
     11,266        Honeywell International, Inc ................        396,901
        100      * Hotels.Com (Class A) ........................          4,223
        485      * InfoUSA, Inc ................................          2,653
        158        Invision Technologies, Inc ..................          3,817
        193      * Itron, Inc ..................................          5,062
      1,192        ITT Industries, Inc .........................         84,155
        167        Kelly Services, Inc (Class A) ...............          4,511

   SHARES                                                             VALUE
   ------                                                             -----
        383      * Korn/Ferry International ....................   $      3,485
        534      * Labor Ready, Inc ............................          3,124
      1,052        Liberty Property Trust ......................         36,820
      1,825        Loews Corp ..................................         96,707
      1,064        Manpower, Inc ...............................         39,102
        374        Matthews International Corp (Class A) .......          8,733
        134        Mcgrath Rentcorp ............................          3,473
        127      * Memberworks, Inc ............................          2,353
        395      * Metromedia International Group, Inc .........             28
      1,786        Moody's Corp ................................         88,854
      1,285      * MPS Group, Inc ..............................         10,923
        349      * MSC.Software Corp ...........................          3,124
        440      * Navigant Consulting, Inc ....................          3,076
        245      * NCO Group, Inc ..............................          5,336
        146        New England Business Services, Inc ..........          3,670
          7      * New Horizons Worldwide, Inc .................             71
        179        Offshore Logistics, Inc .....................          4,276
        583        Pentair, Inc ................................         28,031
        780        Pittston Brink's Group ......................         18,720
        173      * Prepaid Legal Services, Inc .................          3,443
        190      * ProQuest Co .................................          6,745
        390      * R.H. Donnelley Corp .........................         10,908
        163      * Rent-Way, Inc ...............................          2,111
        100      * Right Management Consultants ................          2,630
        159      * Rmh Teleservices, Inc .......................          1,092
      2,104        Robert Half International, Inc ..............         49,023
        164        Rollins, Inc ................................          3,336
        166      * School Specialty, Inc .......................          4,409
      4,134        Servicemaster Co ............................         56,718
        606      * Spherion Corp ...............................          7,211
        499        SPX Corp ....................................         58,633
        238        Standard Register Co ........................          8,137
        144        Standex International Corp ..................          3,614
        127      * Startek, Inc ................................          3,396
         95        Strayer Education, Inc ......................          6,042
      1,735        Supervalu, Inc ..............................         42,560
        300      * Symyx Technologies, Inc .....................          4,176
      9,231        Sysco Corp ..................................        251,268
        169        Talx Corp ...................................          3,204
        125      * Tejon Ranch Co ..............................          4,075
        473        Teleflex, Inc ...............................         27,032
        534      * Teletech Holdings, Inc ......................          5,094
      1,635        Textron, Inc ................................         76,682
      1,104      * TMP Worldwide, Inc ..........................         23,736
         16      * TradeStation Group, Inc .....................             20
        938      * U.S. Industries, Inc ........................          3,236
        100        Unifirst Corp ...............................          2,530
        100      * Uniroyal Technology Corp ....................             10
        411        United Stationers, Inc ......................         12,494
      6,543        United Technologies Corp ....................        444,270
      1,031        Viad Corp ...................................         26,806
        100      * Wackenhut Corrections Corp ..................          1,460
        359        Walter Industries, Inc ......................          4,793
                                                                   ------------
                   TOTAL OTHER                                        3,026,287
                                                                   ------------
 PRODUCER DURABLES--5.06%
      5,450        3M Co .......................................        670,350
        208      * Active Power, Inc ...........................            751
        125      * Actuant Corp ................................          5,156
        724      * AGCO Corp ...................................         14,118
      1,950      * Allied Waste Industries, Inc ................         18,720
        201        American States Water Co ....................          5,327
        830        American Water Works Co, Inc ................         35,864
        421        Ametek, Inc .................................         15,682
        179        Applied Industrial Technologies, Inc ........          3,491
        155      * Astec Industries, Inc .......................          2,494

                       SEE NOTES TO FINANCIAL STATEMENTS

60  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 PRODUCER DURABLES--(CONTINUED)
        100      * August Technology Corp ......................   $        989
        410        Baldor Electric Co ..........................         10,332
        230      * Beacon Power Corp ...........................             51
        344        Briggs & Stratton Corp ......................         13,189
        385      * Brooks-PRI Automation, Inc ..................          9,841
        244        California Water Service Group ..............          6,149
        723      * Capstone Turbine Corp .......................          1,200
        238      * Casella Waste Systems, Inc (Class A) ........          2,858
         35      * Catalytica Energy Systems, Inc ..............            111
      4,726        Caterpillar, Inc ............................        231,338
        100        Circor International, Inc ...................          1,715
        276      * Coinstar, Inc ...............................          6,748
        100      * Consolidated Graphics, Inc ..................          1,900
        386     b* Covanta Energy Corp .........................              6
        473        Cummins, Inc ................................         15,656
        161      * Cuno, Inc ...................................          5,825
      1,531        Danaher Corp ................................        101,582
      3,256        Deere & Co ..................................        155,962
        644      * Dycom Industries, Inc .......................          7,528
      1,052        Eaton Corp ..................................         76,533
      5,798        Emerson Electric Co .........................        310,251
        674        Federal Signal Corp .........................         16,176
        100      * Flow International Corp .....................            674
        641      * Flowserve Corp ..............................         19,102
        796      * FMC Technologies, Inc .......................         16,525
         87        Franklin Electric Co, Inc ...................          4,095
        400      * FuelCell Energy, Inc ........................          4,116
        198      * Gardner Denver, Inc .........................          3,960
        685        Gatx Corp ...................................         20,619
    136,246        General Electric Co .........................      3,957,946
        418      * Genesis Microchip, Inc ......................          3,486
        246      * Genlyte Group, Inc ..........................          9,995
        303      * Global Power Equipment Group, Inc ...........          3,000
        100        Gorman-Rupp Co ..............................          3,150
        309      * Graphic Packaging International Corp ........          2,858
        200      * H Power Corp ................................            190
        744        Harsco Corp .................................         27,900
        252      * Headwaters, Inc .............................          3,969
        742        Hubbell, Inc (Class B) ......................         25,339
        380        Idex Corp ...................................         12,730
      3,132        Illinois Tool Works, Inc ....................        213,916
        330      * Imagistics International, Inc ...............          7,085
        261      * Ionics, Inc .................................          6,329
        466        JLG Industries, Inc .........................          6,538
        590      * Joy Global, Inc .............................         10,231
        277      * Kadant, Inc .................................          4,571
        316        Kaydon Corp .................................          7,461
        426        Kennametal, Inc .............................         15,592
        122        Lawson Products, Inc ........................          3,759
        441        Lincoln Electric Holdings, Inc ..............         11,863
        147        Lindsay Manufacturing Co ....................          3,403
        363      * Littelfuse, Inc .............................          8,396
        300      * Magna Entertainment Corp (Class A) ..........          2,097
        291      * Magnetek, Inc ...............................          2,881
        298        Manitowoc Co, Inc ...........................         10,576
        187      * Mechanical Technology, Inc ..................            202
        218        Milacron, Inc ...............................          2,213
        124        Mine Safety Appliances Co ...................          4,960
        108        Nacco Industries, Inc (Class A) .............          6,275
        391      * National Instruments Corp ...................         12,731
        756        Navistar International Corp .................         24,192
        760      * Newpark Resources, Inc ......................          5,586
        100        NN, Inc .....................................          1,280
        306        Nordson Corp ................................          7,546

   SHARES                                                             VALUE
   ------                                                             -----
      1,377        Paccar, Inc .................................   $     61,125
      1,612        Parker Hannifin Corp ........................         77,037
        990        Philadelphia Suburban Corp ..................         19,998
        200      * Photon Dynamics, Inc ........................          6,000
      3,296        Pitney Bowes, Inc ...........................        130,917
        100      * Plug Power, Inc .............................            791
        664      * Power-One, Inc ..............................          4,130
        300      * Quanta Services, Inc ........................          2,961
        438      * Rayovac Corp ................................          8,116
        316        Regal-Beloit Corp ...........................          7,682
      2,110      * Republic Services, Inc ......................         40,238
        100        Richardson Electronics Ltd ..................          1,073
        115        Robbins & Myers, Inc ........................          3,019
      2,237        Rockwell Automation, Inc ....................         44,695
        402        Roper Industries, Inc .......................         14,995
         45        Sauer-Danfoss, Inc ..........................            502
          8        SJW Corp ....................................            648
        124      * SPS Technologies, Inc .......................          4,733
         89        Starrett (L.S.) Co (Class A) ................          2,247
        305        Stewart & Stevenson Services, Inc ...........          5,411
         48      * Strattec Security Corp ......................          2,655
        267        Tecumseh Products Co (Class A) ..............         14,172
        134        Tennant Co ..................................          5,306
        493        Terex Corp ..................................         11,088
        486      * Tetra Tech, Inc .............................          7,144
        179      * Tetra Technologies, Inc .....................          4,752
        594      * Thomas & Betts Corp .........................         11,048
        676        Timken Co ...................................         15,095
        285        Toro Co .....................................         16,199
        100      * TRC Cos, Inc ................................          2,055
        100      * Trikon Technologies, Inc ....................            899
        501        Trinity Industries, Inc .....................         10,381
        602      * Unova, Inc ..................................          3,907
        287        Valhi, Inc ..................................          4,486
        166        Valmont Industries, Inc .....................          3,375
        389        Wabtec Corp .................................          5,543
        378      * Waste Connections, Inc ......................         11,809
      7,915        Waste Management, Inc .......................        206,186
        163        Watts Industries, Inc (Class A) .............          3,236
      1,067        WW Grainger, Inc ............................         53,457
      9,861      * Xerox Corp ..................................         68,731
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            7,145,072
                                                                   ------------
 TECHNOLOGY--14.73%
      4,799      * 3Com Corp ...................................         21,116
        100      * 3D Systems Corp .............................          1,220
        200      * 3Do Co ......................................            116
        100     b* ACT Manufacturing, Inc ......................              5
        322      * Actel Corp ..................................          6,768
        366      * Acterna Corp ................................            150
        499      * Activision, Inc .............................         14,501
        386      * Actuate Corp ................................          1,737
      1,073      * Acxiom Corp .................................         18,767
      1,484      * Adaptec, Inc ................................         11,709
     10,478      * ADC Telecommunications, Inc .................         23,995
        100      * ADE Corp ....................................          1,145
      3,370        Adobe Systems, Inc ..........................         96,045
        275      * Adtran, Inc .................................          5,225
        746      * Advanced Digital Information Corp ...........          6,289
        309      * Advanced Energy Industries, Inc .............          6,854
      1,129      * Advanced Fibre Communications, Inc ..........         18,674
      4,677        Advanced Micro Devices, Inc .................         45,460
        394      * Advent Software, Inc ........................         10,126
        772      * Aeroflex, Inc ...............................          5,365
        200      * Aether Systems, Inc .........................            590
      1,328      * Affiliated Computer Services, Inc (Class A) .         63,053

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  61

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
      8,706      * Agere Systems, Inc (Class A) ................   $     12,188
     13,354      * Agere Systems, Inc (Class B) ................         20,031
        400      * Agile Software Corp .........................          2,908
      6,358      * Agilent Technologies, Inc ...................        150,367
        920      * Akamai Technologies, Inc ....................          1,196
        819      * Alliance Data Systems Corp ..................         20,925
        292      * Alliance Semiconductor Corp .................          2,073
        419      * Alloy, Inc ..................................          6,050
      5,159      * Altera Corp .................................         70,162
        200      * America Online Latin America, Inc (Class A) .            128
        715      * American Management Systems, Inc ............         13,664
      2,211      * American Power Conversion Corp ..............         27,925
        234      * American Superconductor Corp ................          1,278
      1,219      * Amkor Technology, Inc .......................          7,582
        299      * Amphenol Corp (Class A) .....................         10,764
        401      * Anadigics, Inc ..............................          3,304
      4,998      * Analog Devices, Inc .........................        148,441
        123        Analogic Corp ...............................          6,048
        300      * Anaren Microwave, Inc .......................          2,592
      1,009      * Andrew Corp .................................         15,054
        280      * Anixter International, Inc ..................          6,580
         14      * Ansoft Corp .................................             82
        402      * Answerthink, Inc ............................          1,524
        200      * Ansys, Inc ..................................          4,020
        205      * Anteon International Corp ...................          5,182
        100      * APAC Customer Services, Inc .................            590
      4,919      * Apple Computer, Inc .........................         87,165
     22,566      * Applied Materials, Inc ......................        429,205
      3,910      * Applied Micro Circuits Corp .................         18,494
        402        Arbitron, Inc ...............................         12,542
      2,800      * Ariba, Inc ..................................          8,932
        590      * Arris Group, Inc ............................          2,643
      1,461        Arrow Electronics, Inc ......................         30,316
        326      * Artesyn Technologies, Inc ...................          2,129
        200      * Artisan Components, Inc .....................          1,800
      3,248      * Ascential Software Corp .....................          9,062
        397      * Asiainfo Holdings, Inc ......................          5,260
        479      * Aspect Communications Corp ..................          1,533
        395      * Aspen Technology, Inc .......................          3,294
        270      * Astropower, Inc .............................          5,303
        413      * Asyst Technologies, Inc .....................          8,405
      1,520     b* At Home Corp (Series A) .....................              3
        287      * At Road, Inc ................................          1,771
      5,610      * Atmel Corp ..................................         35,119
        476      * ATMI, Inc ...................................         10,648
        100      * Audiovox Corp (Class A) .....................            795
        301      * Auspex Systems, Inc .........................             76
      1,414        Autodesk, Inc ...............................         18,736
      8,494        Automatic Data Processing, Inc ..............        369,914
        200      * Avanex Corp .................................            388
      4,691      * Avaya, Inc ..................................         23,220
        284      * Avid Technology, Inc ........................          2,630
      1,546      * Avnet, Inc ..................................         33,997
        583      * Avocent Corp ................................          9,281
        762        AVX Corp ....................................         12,443
      1,344      * Axcelis Technologies, Inc ...................         15,187
        162      * AXT, Inc ....................................          1,293
        166      * Barra, Inc ..................................          6,172
      4,935      * BEA Systems, Inc ............................         46,932
         71        BEI Technologies, Inc .......................            813
         57        Bel Fuse, Inc (Class B) .....................          1,542
        292        Belden, Inc .................................          6,085
        261      * Benchmark Electronics, Inc ..................          7,569
      1,607      * Bisys Group, Inc ............................         53,513

   SHARES                                                             VALUE
   ------                                                             -----
        472      * Black Box Corp ..............................   $     19,225
        103        BMC Industries, Inc .........................             99
      3,270      * BMC Software, Inc ...........................         54,282
        600      * Borland Software Corp .......................          6,180
        100      * Boston Communications Group .................            804
         29      * Brightpoint, Inc ............................             74
         68      * Brio Software, Inc ..........................             67
      2,649      * Broadcom Corp (Class A) .....................         46,463
      2,430      * BroadVision, Inc ............................            753
      3,066      * Brocade Communications Systems, Inc .........         53,594
        100      * Bsquare Corp ................................            226
        296        C&D Technologies, Inc .......................          5,334
        659      * Cable Design Technologies Corp ..............          6,755
        100      * Cacheflow, Inc ..............................             55
        345      * CACI International, Inc (Class A) ...........         13,176
      3,417      * Cadence Design Systems, Inc .................         55,082
        100      * Caminus Corp ................................            583
        100      * Carreker Corp ...............................          1,150
         36      * Carrier Access Corp .........................             40
         74      * Catapult Communications Corp ................          1,618
        431      * C-COR.net Corp ..............................          3,017
        240      * Centillium Communications, Inc ..............          2,093
      2,021      * Ceridian Corp ...............................         38,359
        858      * Certegy, Inc ................................         31,840
        853      * Checkfree Corp ..............................         13,341
        408        Checkpoint Systems, Inc .....................          4,774
        416      * ChipPAC, Inc ................................          2,571
        300      * Chordiant Software, Inc .....................            585
        570      * Ciber, Inc ..................................          4,133
      4,834      * CIENA Corp ..................................         20,254
        847      * Cirrus Logic, Inc ...........................          6,242
    100,329      * Cisco Systems, Inc ..........................      1,399,590
      2,519      * Citrix Systems, Inc .........................         15,215
      1,299      * CNET Networks, Inc ..........................          2,585
        431      * Cognex Corp .................................          8,642
        100      * Cognizant Technology Solutions Corp .........          5,375
        375        Cohu, Inc ...................................          6,480
        581      * Commscope, Inc ..............................          7,263
      6,293        Computer Associates International, Inc ......         99,996
        429      * Computer Horizons Corp ......................          2,089
        388      * Computer Network Technology Corp ............          2,378
      2,236        Computer Sciences Corp ......................        106,881
      4,571      * Compuware Corp ..............................         27,746
          8        Compx International, Inc ....................            106
      2,526      * Comverse Technology, Inc ....................         23,391
        200      * Concord Camera Corp .........................          1,020
        217      * Concord Communications, Inc .................          3,576
      7,060      * Concord EFS, Inc ............................        212,788
        795      * Concurrent Computer Corp ....................          3,697
      3,526      * Conexant Systems, Inc .......................          5,712
        100      * Convera Corp ................................            243
      2,338      * Convergys Corp ..............................         45,544
        100      * CoorsTek, Inc ...............................          3,091
        231      * Copper Mountain Networks, Inc ...............            194
     13,111      * Corning, Inc ................................         46,544
        189      * Covansys Corp ...............................          1,062
        560      * Cray, Inc ...................................          2,503
        829      * Credence Systems Corp .......................         14,731
        890      * Cree, Inc ...................................         11,775
        633      * CSG Systems International, Inc ..............         12,116
        404        CTS Corp ....................................          4,864
        360        Cubic Corp ..................................          8,532
        606      * Cymer, Inc ..................................         21,234
      1,543      * Cypress Semiconductor Corp ..................         23,423
        100      * Daktronics, Inc. ............................            984

62  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
        160      * Datastream Systems, Inc .....................   $      1,136
        476      * DDI Corp ....................................            428
        266      * dELiA*s Corp (Class A) ......................          1,357
     31,017      * Dell Computer Corp ..........................        810,784
        876        Deluxe Corp .................................         34,068
        300      * DiamondCluster International, Inc (Class A) .          1,794
        967        Diebold, Inc ................................         36,011
        200      * Digex, Inc ..................................             44
        100      * Digimarc Corp ...............................          1,039
        300      * Digital Insight Corp ........................          4,935
        366      * Digital River, Inc ..........................          3,364
        200      * Digitalthink, Inc ...........................            280
        956      * DMC Stratex Networks, Inc ...................          1,922
        510      * Documentum, Inc .............................          6,120
      1,427      * DoubleClick, Inc ............................         10,346
        115      * Drexler Technology Corp .....................          2,484
        295      * DSP Group, Inc ..............................          5,782
      1,639      * DST Systems, Inc ............................         74,919
        163      * Dupont Photomasks, Inc ......................          5,294
        800      * E.piphany, Inc ..............................          3,512
      1,711      * Earthlink, Inc ..............................         11,344
        270      * Echelon Corp ................................          3,478
        156        EDO Corp ....................................          4,446
        552      * eFunds Corp .................................          5,238
        399      * Electro Scientific Industries, Inc ..........          9,696
        275      * Electroglas, Inc ............................          2,750
      1,702      * Electronic Arts, Inc ........................        112,417
      6,561        Electronic Data Systems Corp ................        243,741
        685      * Electronics For Imaging, Inc ................         10,898
        100      * Embarcadero Technologies, Inc ...............            618
     30,451        EMC Corp ....................................        229,905
        200      * Emcore Corp .................................          1,200
        143      * EMS Technologies, Inc .......................          2,959
      1,118      * Emulex Corp .................................         25,166
        100      * Engage, Inc .................................              9
        462      * Entegris, Inc ...............................          6,745
      2,222      * Enterasys Networks, Inc .....................          3,955
        560      * Entrust, Inc ................................          1,523
        350      * EPIQ Systems, Inc ...........................          5,957
      2,017        Equifax, Inc ................................         54,459
        200      * Espeed, Inc (Class A) .......................          2,182
        398      * ESS Technology, Inc .........................          6,981
        265      * Esterline Technologies Corp .................          6,016
        432      * Exar Corp ...................................          8,519
        100      * Excel Technology, Inc .......................          2,100
      1,303      * Extreme Networks, Inc .......................         13,147
        200      * F5 Networks, Inc ............................          1,956
        372        Fair, Isaac & Co, Inc .......................         12,228
      1,433      * Fairchild Semiconductor International, Inc
                     (Class A) .................................         34,822
        448      * FalconStor Software, Inc ....................          1,895
        315      * FEI Co ......................................          7,721
        200      * Fibercore, Inc ..............................             50
        489      * Filenet Corp ................................          7,091
      1,601      * Finisar Corp ................................          3,794
     10,601        First Data Corp .............................        394,357
      2,763      * Fiserv, Inc .................................        101,430
        100      * Flir Systems, Inc ...........................          4,197
      1,100      * Foundry Networks, Inc .......................          7,733
        366      * Freemarkets, Inc ............................          5,172
        293      * FSI International, Inc ......................          2,189
      2,485      * Gateway, Inc ................................         11,033
        416        General Cable Corp ..........................          2,621
        110      * Global Imaging Systems, Inc .................          2,089
        382        Global Payments, Inc ........................         11,365

   SHARES                                                             VALUE
   ------                                                             -----
      1,508      * Globespan Virata, Inc .......................   $      5,836
        870      * GrafTech International Ltd ..................         10,701
        336      * Griffon Corp ................................          6,082
        100      * GTC Biotherapeutics, Inc ....................            126
        200      * Handspring, Inc .............................            348
        683      * Harmonic, Inc ...............................          2,499
        798        Harris Corp .................................         28,920
        358        Helix Technology Corp .......................          7,375
        902        Henry (Jack) & Associates, Inc ..............         15,054
     37,047        Hewlett-Packard Co ..........................        566,078
         13      * HI/FN, Inc ..................................             85
        462      * HNC Software, Inc ...........................          7,715
        124      * HPL Technologies, Inc .......................          1,867
        293      * Hutchinson Technology, Inc ..................          4,583
        462      * Hypercom Corp ...............................          3,557
        421      * Hyperion Solutions Corp .....................          7,678
      3,314      * i2 Technologies, Inc ........................          4,905
        862      * Identix, Inc ................................          6,292
        100      * Ii-Vi, Inc ..................................          1,477
      1,861        Ikon Office Solutions, Inc ..................         17,493
        481      * Imation Corp ................................         14,315
        122      * Inet Technologies, Inc ......................            824
        485      * InFocus Corp ................................          5,713
        100      * Infogrames, Inc .............................            273
        200      * Infonet Services Corp (Class B) .............            496
        784      * Informatica Corp ............................          5,559
        280      * Information Resources, Inc ..................          2,629
      1,130      * Ingram Micro, Inc (Class A) .................         15,538
      1,368      * Inktomi Corp ................................          1,204
        100      * Inrange Technologies Corp (Class B) .........            475
        100      * Integral Systems, Inc .......................          2,182
        559      * Integrated Circuit Systems, Inc .............         11,286
      1,419      * Integrated Device Technology, Inc ...........         25,741
     91,666        Intel Corp ..................................      1,674,738
        200      * Intercept, Inc ..............................          4,144
        683      * Interdigital Communications Corp ............          6,181
        763      * Intergraph Corp .............................         13,307
      1,456      * Interland, Inc ..............................          4,586
        189      * Intermagnetics General Corp .................          3,818
        900      * Internap Network Services Corp ..............            207
     23,576        International Business Machines Corp ........      1,697,472
        977      * International Rectifier Corp ................         28,480
      1,500      * Internet Capital Group, Inc .................            405
        531      * Internet Security Systems, Inc ..............          6,967
      1,654      * Intersil Corp (Class A) .....................         35,363
        178        Inter-Tel, Inc ..............................          3,046
      1,003      * Intertrust Technologies Corp ................          3,019
      1,000      * Interwoven, Inc .............................          3,050
        100      * Intrado, Inc ................................          1,936
      2,607      * Intuit, Inc .................................        129,620
        563      * Iomega Corp .................................          7,235
        846      * Iron Mountain, Inc ..........................         26,099
        200      * ITXC Corp ...................................          1,042
        295      * Ixia ........................................          1,717
        100      * IXYS Corp ...................................            538
      1,343      * J.D. Edwards & Co ...........................         16,317
      2,177      * Jabil Circuit, Inc ..........................         45,956
        344      * JDA Software Group, Inc .....................          9,721
     16,359      * JDS Uniphase Corp ...........................         43,679
      3,968      * Juniper Networks, Inc .......................         22,419
        989        Keane, Inc ..................................         12,264
        100        Keithley Instruments, Inc ...................          1,444
      1,175      * Kemet Corp ..................................         20,986
        200      * Keynote Systems, Inc ........................          1,464
        236      * Kforce, Inc .................................          1,404

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  63

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
      2,743      * KLA-Tencor Corp .............................   $    120,665
        926      * Kopin Corp ..................................          6,112
      1,932      * KPMG Consulting, Inc ........................         28,710
        216      * Kronos, Inc .................................          6,586
        778      * Kulicke & Soffa Industries, Inc .............          9,639
      1,847      * Lam Research Corp ...........................         33,209
        200      * Lantronix, Inc ..............................            170
      1,169      * Lattice Semiconductor Corp ..................         10,217
        262      * Learning Tree International, Inc ............          4,857
        100      * Lecroy Corp .................................          1,190
      1,152      * Legato Systems, Inc .........................          4,147
      1,932      * Lexmark International, Inc ..................        105,101
      1,166      * Liberate Technologies .......................          3,077
        259      * Lightbridge, Inc ............................          2,189
        100      * Lightpath Technologies, Inc (Class A) .......             90
      4,455        Linear Technology Corp ......................        140,021
        200      * Loudcloud, Inc ..............................            286
      4,969      * LSI Logic Corp ..............................         43,479
        706      * LTX Corp ....................................         10,082
     46,997      * Lucent Technologies, Inc ....................         78,015
        911      * Macromedia, Inc .............................          8,081
        586      * Macrovision Corp ............................          7,682
        253      * Magma Design Automation, Inc ................          4,250
        345      * Mail-Well, Inc ..............................          1,794
          1      * Major Automotive Cos, Inc ...................              1
        240      * Manhattan Associates, Inc ...................          7,718
         98      * Mantech International Corp (Class A) ........          2,351
        200      * Manufacturers Services Ltd ..................            966
        754      * Manugistics Group, Inc ......................          4,607
        200      * Mapinfo Corp ................................          1,820
        215      * Mastec, Inc .................................          1,582
        360      * Matrixone, Inc ..............................          2,196
      4,422      * Maxim Integrated Products, Inc ..............        169,495
      2,587      * Maxtor Corp .................................         11,693
        100      * Mcafee.Com Corp .............................          1,464
        824      * McData Corp (Class A) .......................          7,259
        237      * MCSi, Inc ...................................          2,688
        279      * MEMC Electronic Materials, Inc ..............          1,367
        842      * Mentor Graphics Corp ........................         11,973
        297      * Mercury Computer Systems, Inc ...............          6,148
      1,009      * Mercury Interactive Corp ....................         23,167
        200      * Merix Corp ..................................          1,716
        300      * MetaSolv, Inc ...............................          1,197
        300      * Metawave Communications Corp ................             63
        436        Methode Electronics, Inc (Class A) ..........          5,568
        488      * Mettler-Toledo International, Inc ...........         17,993
        857      * Micrel, Inc .................................         12,324
        100      * Micro General Corp ..........................          1,669
      2,732      * Microchip Technology, Inc ...................         74,939
        858      * Micromuse, Inc ..............................          3,981
      7,480        Micron Technology, Inc ......................        151,246
        400        Microsemi Corp ..............................          2,640
     61,336      * Microsoft Corp ..............................      3,355,079
        190      * MicroStrategy, Inc (Class A) ................             95
        351      * Microtune, Inc ..............................          3,127
        397      * MIPS Technologies, Inc (Class A) ............          2,449
         95      * MIPS Technologies, Inc (Class B) ............            529
        454      * MKS Instruments, Inc ........................          9,112
         41      * Moldflow Corp ...............................            323
      1,803        Molex, Inc ..................................         60,455
        245      * Monolithic System Technology, Inc ...........          2,727
     31,112        Motorola, Inc ...............................        448,635
        204      * MRO Software, Inc ...........................          2,322
      1,178      * MRV Communications, Inc .....................          1,802

   SHARES                                                             VALUE
   ------                                                             -----
        179        MTS Systems Corp ............................   $      2,246
        100      * Nanometrics, Inc ............................          1,588
        103      * National Processing, Inc ....................          2,657
      2,446      * National Semiconductor Corp .................         71,350
        100      * Navigant International, Inc .................          1,547
      1,299      * NCR Corp ....................................         44,945
        428        NDCHealth Corp ..............................         11,941
        100      * Net2Phone, Inc ..............................            427
        368      * Netegrity, Inc ..............................          2,267
        640      * NETIQ Corp ..................................         14,483
        200      * Netro Corp ..................................            456
        100      * Netscout Systems, Inc .......................            682
      4,087      * Network Appliance, Inc ......................         50,842
      1,824      * Network Associates, Inc .....................         35,148
        502      * New Focus, Inc ..............................          1,491
        500      * Newport Corp ................................          7,830
        100      * Next Level Communications, Inc ..............            101
        188      * NMS Communications Corp .....................            457
        100      * Novadigm, Inc ...............................            727
      4,782      * Novell, Inc .................................         15,350
      1,964      * Novellus Systems, Inc .......................         66,776
        100      * Nu Horizons Electronics Corp ................            829
        241      * Nuance Communications, Inc ..................          1,007
        200      * Numerical Technologies, Inc .................            799
      1,762      * Nvidia Corp .................................         30,271
        300      * NYFIX, Inc ..................................          2,550
        600      * Oak Technology, Inc .........................          2,718
        271      * Omnivision Technologies, Inc ................          3,889
        400      * ON Semiconductor Corp .......................            824
        550      * Onyx Software Corp ..........................          1,859
      2,427      * Openwave Systems, Inc .......................         13,615
        770      * Oplink Communications, Inc ..................            562
        100      * Opnet Technologies, Inc .....................            896
         13      * Optical Cable Corp ..........................              7
     56,555      * Oracle Corp .................................        535,576
        698      * Overture Services, Inc ......................         17,436
        200      * Packeteer, Inc ..............................            884
      7,923      * Palm, Inc ...................................         13,944
      3,196      * Parametric Technology Corp ..................         10,962
        200        Park Electrochemical Corp ...................          5,300
        528      * Paxar Corp ..................................          8,844
        312      * Paxson Communications Corp ..................          1,716
      4,405        Paychex, Inc ................................        137,832
        100      * PC-Tel, Inc .................................            677
         93      * PEC Solutions, Inc ..........................          2,225
        271      * Pegasus Solutions, Inc ......................          4,743
      3,766      * Peoplesoft, Inc .............................         56,038
      2,318      * Peregrine Systems, Inc ......................            695
        271      * Pericom Semiconductor Corp ..................          3,141
        893      * Perot Systems Corp (Class A) ................          9,725
        289      * Phoenix Technologies Ltd ....................          2,890
        281      * Photronics, Inc .............................          5,322
        411        Pioneer-Standard Electronics, Inc ...........          4,270
        200      * Pixelworks, Inc .............................          1,678
         68      * Planar Systems, Inc .........................          1,309
        435      * Plantronics, Inc ............................          8,269
        632      * Plexus Corp .................................         11,439
        249      * PLX Technology, Inc .........................          1,058
      2,313      * PMC-Sierra, Inc .............................         21,442
      1,374      * Polycom, Inc ................................         16,474
        100      * Pomeroy Computer Resources, Inc .............          1,458
        856      * Portal Software, Inc ........................            642
        100      * Powell Industries, Inc ......................          2,425
        560      * Power Integrations, Inc .....................         10,023
        862      * Powerwave Technologies, Inc .................          7,896

                       SEE NOTES TO FINANCIAL STATEMENTS

64  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
        488      * PRG-Schultz International, Inc ..............   $      6,007
        255      * Probusiness Services, Inc ...................          3,715
        317      * Progress Software Corp ......................          4,679
        332      * Proton Energy Systems .......................          1,066
      1,547      * Proxim Corp (Class A) .......................          4,639
        646      * PTEK Holdings, Inc ..........................          3,734
        200      * Pumatech, Inc ...............................            112
      1,344      * QLogic Corp .................................         51,206
        141      * QRS Corp ....................................          1,098
     10,608      * Qualcomm, Inc ...............................        291,614
      1,777      * Quantum Corp ................................          7,463
        385      * Quest Software, Inc .........................          5,594
        100        Quixote Corp ................................          1,695
        157      * Radiant Systems, Inc ........................          2,046
        238      * Radisys Corp ................................          2,768
        200      * Rainbow Technologies, Inc ...................            984
        592      * Raindance Communications, Inc ...............          3,404
      1,180      * Rambus, Inc .................................          4,826
      2,391      * Rational Software Corp ......................         19,630
      1,393      * Read-Rite Corp ..............................            669
      1,043      * RealNetworks, Inc ...........................          4,245
      1,355      * Red Hat, Inc ................................          7,954
      1,540      * Redback Networks, Inc .......................          2,757
        200      * Register.Com, Inc ...........................          1,524
        100      * Renaissance Learning, Inc ...................          2,022
        100      * Research Frontiers, Inc .....................          1,486
        614      * Retek, Inc ..................................         14,920
        943        Reynolds & Reynolds Co (Class A) ............         26,357
      1,968      * RF Micro Devices, Inc .......................         14,996
      1,327      * Riverstone Networks, Inc ....................          4,154
        158      * Rogers Corp .................................          4,315
        296      * Roxio, Inc ..................................          2,131
        554      * RSA Security, Inc ...........................          2,665
        100      * Rudolph Technologies, Inc ...................          2,493
        841      * S1 Corp .....................................          6,215
      1,293      * Safeguard Scientifics, Inc ..................          2,586
        148      * Sanchez Computer Associates, Inc ............            660
        833      * Sandisk Corp ................................         10,329
      7,170      * Sanmina-SCI Corp ............................         45,243
      1,000      * Sapient Corp ................................          1,060
        100      * Satcon Technology Corp ......................            160
        200      * SBS Technologies, Inc .......................          2,450
        712      * Scansoft, Inc ...............................          5,269
         87      * Scansource, Inc .............................          5,343
      2,163        Scientific-Atlanta, Inc .....................         35,581
        147      * SCM Microsystems, Inc .......................          1,967
        200      * Seachange International, Inc ................          1,756
        400      * Secure Computing Corp .......................          3,020
        356      * Seebeyond Technology Corp ...................          1,104
        200      * Semitool, Inc ...............................          1,632
        840      * Semtech Corp ................................         22,428
        149      * Serena Software, Inc ........................          2,041
         44        Shenandoah Telecom Co .......................          2,364
      5,130      * Siebel Systems, Inc .........................         72,949
      2,492      * Silicon Graphics, Inc .......................          7,326
        700      * Silicon Image, Inc ..........................          4,284
        338      * Silicon Laboratories, Inc ...................          9,146
        900      * Silicon Storage Technology, Inc .............          7,020
        122      * Siliconix, Inc ..............................          3,379
        128      * Simplex Solutions, Inc ......................          1,777
        268      * Sipex Corp ..................................          1,310
        564      * Sitel Corp ..................................          1,782
     11,084      * Solectron Corp ..............................         68,167
        300      * Somera Communications, Inc ..................          2,142

   SHARES                                                             VALUE
   ------                                                             -----
      1,087      * SONICblue, Inc ..............................   $      1,120
        500      * SonicWALL, Inc ..............................          2,510
      1,704      * Sonus Networks, Inc .........................          3,442
        100      * Sorrento Networks Corp ......................             96
        209      * Sourcecorp ..................................          5,539
        100      * Spectralink Corp ............................          1,064
        100      * Spectrian Corp ..............................          1,037
        260      * SpeechWorks International, Inc ..............            957
        368      * Speedfam-Ipec, Inc ..........................          1,928
        330      * SPSS, Inc ...................................          5,128
         68      * Sra International, Inc (Class A) ............          1,835
        200      * Standard Microsystems Corp ..................          4,722
        200      * Starbase Corp ...............................             42
        129      * StarMedia Network, Inc ......................              5
      1,551      * Storage Technology Corp .....................         24,769
        689      * StorageNetworks, Inc ........................          1,357
        556      * Stratos Lightwave, Inc ......................            890
     44,459      * Sun Microsystems, Inc .......................        222,740
      3,863      * Sungard Data Systems, Inc ...................        102,292
        100      * Supertex, Inc ...............................          1,762
        100      * Surebeam Corp (Class A) .....................            546
        181        Surewest Communications .....................          9,617
      1,287      * Sybase, Inc .................................         13,578
      1,622      * Sycamore Networks, Inc ......................          6,261
        184      * Sykes Enterprises, Inc ......................          1,415
      1,981      * Symantec Corp ...............................         65,076
      3,073        Symbol Technologies, Inc ....................         26,121
      1,033      * Synopsys, Inc ...............................         56,619
        100      * Synplicity, Inc .............................            458
         77      * Syntel, Inc .................................            952
        321      * Systems & Computer Technology Corp ..........          4,337
        500      * Take-Two Interactive Software, Inc ..........         10,295
        688      * Tech Data Corp ..............................         26,041
        402        Technitrol, Inc .............................          9,367
        704      * Tekelec .....................................          5,653
      1,134      * Tektronix, Inc ..............................         21,217
      5,467      * Tellabs, Inc ................................         33,895
        100      * Tellium, Inc ................................             93
      2,461      * Teradyne, Inc ...............................         57,834
        714      * Terayon Communication Systems, Inc ..........            950
     23,754        Texas Instruments, Inc ......................        562,970
        200      * Therma-Wave, Inc ............................          2,278
      2,361        Thermo Electron Corp ........................         38,957
        200      * Three-Five Systems, Inc .....................          2,280
        726      * Tibco Software, Inc .........................          4,037
        197      * Tier Technologies, Inc (Class B) ............          3,511
        739      * Titan Corp ..................................         13,516
        100      * Tivo, Inc ...................................            371
        200      * Tollgrade Communications, Inc ...............          2,934
        527        Total System Services, Inc ..................          9,913
        915      * Touch America Holdings, Inc .................          2,516
        323      * Transaction Systems Architects, Inc (Class A)          3,798
        915      * Transmeta Corp ..............................          2,150
        280      * Trimble Navigation Ltd ......................          4,340
        100      * Tripos, Inc .................................          2,180
      1,642      * Triquint Semiconductor, Inc .................         10,525
        300      * Trizetto Group, Inc .........................          2,565
        100      * TTM Technologies, Inc .......................            524
        200      * Turnstone Systems, Inc ......................            866
        100      * Ulticom, Inc ................................            678
        100      * Ultimate Electronics, Inc ...................          2,591
        310      * Ultratech Stepper, Inc ......................          5,019
      4,503      * Unisys Corp .................................         40,527
        152        United Industrial Corp ......................          3,321
        284      * United Online, Inc ..........................          3,414

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  65

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 TECHNOLOGY--(CONTINUED)
        400      * Universal Access Global Holdings, Inc .......   $         76
        200      * Universal Display Corp ......................          1,660
         82     b* USinternetworking, Inc ......................              0
        835      * Utstarcom, Inc ..............................         16,842
        940      * Valueclick, Inc .............................          3,046
        417      * Varian Semiconductor Equipment Associates, Inc        14,149
        347      * Veeco Instruments, Inc ......................          8,019
      3,034      * VeriSign, Inc ...............................         21,814
      5,551      * Veritas Software Corp .......................        109,854
        322      * Verity, Inc .................................          3,571
        368      * VerticalNet, Inc ............................             59
        234      * Vialta, Inc (Class A) .......................            199
        200      * Viasystems Group, Inc .......................             14
        270      * Vicor Corp ..................................          1,887
        500      * Viewpoint Corp ..............................          2,410
      2,973      * Vignette Corp ...............................          5,857
        100      * Virage Logic Corp ...........................          1,302
      2,109      * Vishay Intertechnology, Inc .................         46,398
      2,493      * Vitesse Semiconductor Corp ..................          7,753
        800      * Vitria Technology, Inc ......................            768
        131      * Volt Information Sciences, Inc ..............          3,208
        447        Wallace Computer Services, Inc ..............          9,611
        200      * WatchGuard Technologies, Inc ................          1,028
        213      * WebEx Communications, Inc ...................          3,387
        534      * webMethods, Inc .............................          5,287
        200      * Websense, Inc ...............................          5,114
        115      * Wesco International, Inc ....................            725
      2,486      * Western Digital Corp ........................          8,080
        239      * White Electronic Designs Corp ...............          1,797
        267      * Wilson Greatbatch Technologies, Inc .........          6,803
        798      * Wind River Systems, Inc .....................          3,998
        200      * Wireless Facilities, Inc ....................            980
        100      * Witness Systems, Inc ........................            738
        100        Woodhead Industries, Inc ....................          1,714
        200      * Xicor, Inc ..................................            808
      4,556      * Xilinx, Inc .................................        102,191
        300      * Xybernaut Corp ..............................            165
        349      * Zebra Technologies Corp (Class A) ...........         16,829
        300      * Zoran Corp ..................................          6,873
        200      * Zygo Corp ...................................          1,610
                                                                   ------------
                   TOTAL TECHNOLOGY                                  20,785,286
                                                                   ------------
 TRANSPORTATION--1.33%
        583        Airborne, Inc ...............................         11,194
        712      * Airtran Holdings, Inc .......................          3,809
        454      * Alaska Air Group, Inc .......................         11,849
      2,131        AMR Corp ....................................         35,929
         13      * Amtran, Inc .................................             89
        300      * Arkansas Best Corp ..........................          7,644
        486      * Atlantic Coast Airlines Holdings, Inc .......         10,546
        210      * Atlas Air Worldwide Holdings, Inc ...........            777
        477      * BE Aerospace, Inc ...........................          6,287
      5,246        Burlington Northern Santa Fe Corp ...........        157,380
        919        C.H. Robinson Worldwide, Inc ................         30,814
        707        CNF, Inc ....................................         26,852
         75      * Consolidated Freightways Corp ...............            245
        863      * Continental Airlines, Inc (Class B) .........         13,618
        111      * Covenant Transport, Inc (Class A) ...........          2,359
      2,908        CSX Corp ....................................        101,925
      1,875        Delta Air Lines, Inc ........................         37,500
        405      * EGL, Inc ....................................          6,869
      1,259        Expeditors International Of Washington, Inc .         41,748
        411      * Express Jet Holdings, Inc ...................          5,364
      4,198        Fedex Corp ..................................        224,173
        257        Florida East Coast Industries, Inc (Class A) ..        6,502

   SHARES                                                             VALUE
   ------                                                             -----
        296      * Forward Air Corp ............................   $      9,703
        399      * Frontier Airlines, Inc ......................          3,244
        158      * Genesee & Wyoming, Inc (Class A) ............          3,564
        408      * Heartland Express, Inc ......................          9,763
        251      * Hunt (J.B.) Transport Services, Inc .........          7,410
         80      * Jetblue Airways Corp ........................          3,645
        858      * Kansas City Southern Industries, Inc ........         14,586
        293      * Knight Transportation, Inc ..................          6,795
        128      * Landstar System, Inc ........................         13,677
        314      * Mesa Air Group, Inc .........................          2,889
         46      * Mesaba Holdings, Inc ........................            270
        153      * Midwest Express Holdings, Inc ...............          2,020
      5,316        Norfolk Southern Corp .......................        124,288
        583      * Northwest Airlines Corp .....................          7,031
        395        Overseas Shipholding Group, Inc .............          8,327
        300      * Railamerica, Inc ............................          3,246
        148        Roadway Corp ................................          5,318
        783        Ryder System, Inc ...........................         21,211
      2,090        Sabre Holdings Corp .........................         74,822
        409        Shurgard Storage Centers, Inc (Class A) .....         14,192
        558        Skywest, Inc ................................         13,052
     10,569        Southwest Airlines Co .......................        170,795
        845      * Swift Transportation Co, Inc ................         19,689
        756      * U.S. Airways Group, Inc .....................          2,797
        708      * UAL Corp ....................................          8,100
      3,461        Union Pacific Corp ..........................        219,012
      5,338        United Parcel Service, Inc (Class B) ........        329,622
        368        USFreightways Corp ..........................         13,936
        521        Werner Enterprises, Inc .....................         11,103
        398      * Yellow Corp .................................         12,895
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,880,475
                                                                   ------------
 UTILITIES--7.05%
     49,285        A T & T Corp ................................        527,350
        300      * A T & T Latin America Corp (Class A) ........            162
     30,247      * A T & T Wireless Services, Inc ..............        176,945
        706     b* Adelphia Business Solutions, Inc ............              7
      5,664      * AES Corp ....................................         30,699
        714        AGL Resources, Inc ..........................         16,565
        278      * AirGate PCS, Inc ............................            278
        755      * Alamosa Holdings, Inc .......................          1,065
        100      * Alaska Communications Systems Group, Inc ....            475
      1,719        Allegheny Energy, Inc .......................         44,264
        747      * Allegiance Telecom, Inc .....................          1,367
        204      * Allen Telecom, Inc ..........................            877
      1,042        Allete, Inc .................................         28,238
      1,379        Alliant Energy Corp .........................         35,440
      4,331        Alltel Corp .................................        203,557
      2,004        Ameren Corp .................................         86,192
      4,591        American Electric Power Co, Inc .............        183,732
      2,225      * American Tower Corp (Class A) ...............          7,676
      2,098        Aquila, Inc .................................         16,784
        517        Atmos Energy Corp ...........................         12,118
        738        Avista Corp .................................         10,184
     25,703        BellSouth Corp ..............................        809,645
        475        Black Hills Corp ............................         16,440
      2,623      * Broadwing, Inc ..............................          6,820
      4,845      * Calpine Corp ................................         34,060
        142        Cascade Natural Gas Corp ....................          2,968
        100      * Centennial Communications Corp ..............            244
        200        Central Vermont Public Service Corp .........          3,600
      2,097        Centurytel, Inc .............................         61,862
        363        CH Energy Group, Inc ........................         17,878
        100      * Chiles Offshore, Inc ........................          2,425
      2,338        Cinergy Corp ................................         84,145
      3,881        Citizens Communications Co ..................         32,445

66  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----
 UTILITIES--(CONTINUED)
        749        Cleco Corp ..................................   $     16,403
      1,719        CMS Energy Corp .............................         18,875
        239        Commonwealth Telephone Enterprises, Inc .....          9,617
      1,210        Conectiv ....................................         31,230
        100        Connecticut Water Service, Inc ..............          3,048
      2,912        Consolidated Edison, Inc ....................        121,576
      2,247        Constellation Energy Group, Inc .............         65,927
      2,457      * Crown Castle International Corp .............          9,656
        170        CT Communications, Inc ......................          2,754
         69        D&E Communications, Inc .....................            725
        200      * Dobson Communications Corp (Class A) ........            172
      3,788        Dominion Resources, Inc .....................        250,766
      1,871        DPL, Inc ....................................         49,488
        678        DQE, Inc ....................................          9,492
      2,271        DTE Energy Co ...............................        101,377
     11,365        Duke Energy Corp ............................        353,452
      3,757        Dynegy, Inc (Class A) .......................         27,050
      4,462      * Edison International ........................         75,854
      7,296        El Paso Corp ................................        150,371
        865        El Paso Electric Co .........................         11,980
        365        Empire District Electric Co .................          7,483
        384        Energen Corp ................................         10,560
      1,671        Energy East Corp ............................         37,765
         57        Energysouth, Inc ............................          1,826
      3,053        Entergy Corp ................................        129,569
        848        Equitable Resources, Inc ....................         29,086
      4,411        Exelon Corp .................................        230,695
      3,795        FirstEnergy Corp ............................        126,677
          2      * Focal Communications Corp ...................              5
         15      * Focal Communications Corp Wts 12/14/07 ......              0
      2,409        FPL Group, Inc ..............................        144,516
        442      * General Communication, Inc (Class A) ........          2,948
        100      * Golden Telecom, Inc .........................          1,760
        833        Great Plains Energy, Inc ....................         16,952
        521        Hawaiian Electric Industries, Inc ...........         22,169
        100        Hickory Tech Corp ...........................          1,500
        542        Idacorp, Inc ................................         15,013
        375      * IDT Corp ....................................          6,345
         75      * IDT Corp (Class B) ..........................          1,208
        100     b* Impsat Fiber Networks, Inc ..................              2
        282     b* ITC Deltacom, Inc ...........................             17
      1,993        KeySpan Corp ................................         75,036
      1,245        Kinder Morgan, Inc ..........................         47,335
        258        Laclede Group, Inc ..........................          6,058
      4,208      * Level 3 Communications, Inc .................         12,414
        261        Madison Gas & Electric Co ...................          7,269
      3,516      * McLeodUSA, Inc (Class A) Escrow .............              0
        205      * McLeodUSA, Inc (Class A) ....................             86
      1,015        MDU Resources Group, Inc ....................         26,684
      4,212     b* Metromedia Fiber Network, Inc (Class A) .....             42
        100        Middlesex Water Co ..........................          2,627
      5,380      * Mirant Corp .................................         39,274
        100      * NATCO Group, Inc (Class A) ..................            870
      1,166        National Fuel Gas Co ........................         26,247
         58        National Grid Group plc (Spon ADR) ..........          2,039
         19     b* NEON Communications, Inc ....................              1
        550        New Jersey Resources Corp ...................         16,418
        296     b* Newpower Holdings, Inc ......................              6
      8,037      * Nextel Communications, Inc (Class A) ........         25,799
        600      * Nextel Partners, Inc (Class A) ..............          1,806
        577        Nicor, Inc ..................................         26,398
      2,824        NiSource, Inc ...............................         61,648
        189      * NiSource, Inc (Sails) .......................            393
        156        North Pittsburgh Systems, Inc ...............          2,510

   SHARES                                                             VALUE
   ------                                                             -----
      1,775        Northeast Utilities .........................   $     33,388
        348        Northwest Natural Gas Co ....................         10,005
        487        Northwestern Corp ...........................          8,255
        847        NSTAR .......................................         37,929
        149      * NTELOS, Inc .................................            210
      1,151     b* NTL, Inc ....................................             37
        216        NUI Corp ....................................          5,940
      1,278        OGE Energy Corp .............................         29,215
        100      * Oil States International, Inc ...............          1,190
        738        Oneok, Inc ..................................         16,199
        290        Otter Tail Corp .............................          9,141
      5,333      * P G & E Corp ................................         95,407
        485        Peoples Energy Corp .........................         17,683
        200      * Petroquest Energy, Inc ......................          1,114
        417        Piedmont Natural Gas Co, Inc ................         15,421
        205     b* Pinnacle Holdings, Inc ......................              2
      1,064        Pinnacle West Capital Corp ..................         42,028
        497        PNM Resources, Inc ..........................         12,027
      1,328        Potomac Electric Power Co ...................         28,525
      2,017        PPL Corp ....................................         66,722
        763      * Price Communications Corp ...................         12,208
      2,969        Progress Energy, Inc ........................        154,418
        445      * Progress Energy, Inc (Cvo) ..................            200
      2,959        Public Service Enterprise Group, Inc ........        128,125
      1,195        Puget Energy, Inc ...........................         24,677
      1,010        Questar Corp ................................         24,947
        100      * Quicksilver Resources, Inc ..................          2,585
     18,627      * Qwest Communications International, Inc .....         52,156
        255      * RCN Corp ....................................            349
      3,620        Reliant Energy, Inc .........................         61,178
        704      * Reliant Resources, Inc ......................          6,160
        637        RGS Energy Group, Inc .......................         24,970
        100      * Rural Cellular Corp (Class A) ...............            104
     45,849        SBC Communications, Inc .....................      1,398,395
      1,437        Scana Corp ..................................         44,360
        167        SEMCO Energy, Inc ...........................          1,511
      2,481        Sempra Energy ...............................         54,905
      1,195      * Sierra Pacific Resources ....................          9,321
      1,963        Skyworks Solutions, Inc .....................         10,895
        230        South Jersey Industries, Inc ................          7,763
      9,632        Southern Co .................................        263,917
        556        Southern Union Co ...........................          9,452
        416        Southwest Gas Corp ..........................         10,296
        126        Southwest Water Co ..........................          2,385
        294      * Southwestern Energy Co ......................          4,466
        400      * Spectrasite Holdings, Inc ...................             72
     12,105        Sprint Corp (FON Group) .....................        128,434
      9,417      * Sprint Corp (PCS Group) .....................         42,094
        942      * Talk America Holdings, Inc ..................          3,890
      1,887      Teco Energy, Inc ..............................         46,703
        715        Telephone & Data Systems, Inc ...............         43,293
        671      * Time Warner Telecom, Inc (Class A) ..........          1,127
        267      * Triton PCS Holdings, Inc (Class A) ..........          1,041
      3,773        TXU Corp ....................................        194,498
        203      * U.S. Cellular Corp ..........................          5,166
        874      * U.S. Unwired, Inc (Class A) .................          2,447
        489      * Ubiquitel, Inc ..............................            337
        420        UGI Corp ....................................         13,415
        345        UIL Holdings Corp ...........................         18,789
        391        Unisource Energy Corp .......................          7,273
         64        Unitil Corp .................................          1,912
          4      * Vast Solutions, Inc (Class B1) ..............              0
          4      * Vast Solutions, Inc (Class B2) ..............              0
          4      * Vast Solutions, Inc (Class B3) ..............              0
        927        Vectren Corp ................................         23,268

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2002 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  67

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------
   SHARES                                                             VALUE
   ------                                                             -----
 UTILITIES--(CONTINUED)
     37,384        Verizon Communications, Inc .................   $  1,496,138
        235      * West Corp ...................................          5,184
        767        Westar Energy, Inc ..........................         11,221
        434        Western Gas Resources, Inc ..................         16,232
        702      * Western Wireless Corp (Class A) .............          2,246
        875        WGL Holdings, Inc ...........................         22,663
      3,697     b* Williams Communications Group, Inc ..........             78
      6,474        Williams Cos, Inc ...........................         38,779
      1,353        Wisconsin Energy Corp .......................         34,190
      1,383      b WorldCom, Inc (MCI Group) ...................          1,245
     40,831     b* WorldCom, Inc (WorldCom Group) ..............          3,675
        401        WPS Resources Corp ..........................         16,373
      5,430        XCEL Energy, Inc ............................         91,061
                                                                   ------------
                   TOTAL UTILITIES                                    9,946,401
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $171,076,953)                            138,579,585
                                                                   ------------

  PRINCIPAL                                                           VALUE
   ------                                                             -----

SHORT TERM INVESTMENT--1.46%
 U.S. GOVERNMENT AND AGENCY--1.46%
                   Federal Home Loan Mortgage Corp (FHLMC)
   $2,060,000        1.900%, 07/01/02 ..........................   $  2,060,000
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                     (COST $2,060,000)                                2,060,000
                                                                   ------------
                   TOTAL PORTFOLIO--99.69%
                     (COST $173,136,953)                            140,639,585
                   OTHER ASSETS & LIABILITIES, NET--0.31%               430,571
                                                                   ------------
                   NET ASSETS--100.00%                             $141,070,156
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS

68  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------
   SHARES                                                          VALUE
   ------                                                          -----

COMMON STOCK--99.68%
 AEROSPACE AND DEFENSE--0.37%
      1,174        * Echostar Communications Corp (Class A) ....   $     21,767
      4,711          Heico Corp ................................         65,958
      6,356        * Ladish Co, Inc ............................         77,543
         64          PerkinElmer, Inc ..........................            706
      2,100        * Triumph Group, Inc ........................         93,660
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          259,634
                                                                   ------------
BASIC INDUSTRIES--4.43%
      5,513          Air Products & Chemicals, Inc .............        278,241
      1,964        * AK Steel Holding Corp .....................         25,121
      3,151          Amcol International Corp ..................         21,524
        527        * American Standard Cos, Inc ................         39,568
        121        * Avatar Holdings, Inc ......................          3,391
      3,718          Avery Dennison Corp .......................        233,305
      3,362       b* Birmingham Steel Corp ....................           1,244
        547          Black & Decker Corp .......................         26,355
        432          Butler Manufacturing Co ...................         11,850
        331        * BWAY Corp .................................          5,273
      1,225          Cabot Corp ................................         35,096
        948        * Cabot Microelectronics Corp ...............         40,916
        959          Castle (A.M.) & Co ........................         11,950
        262          Centex Corp ...............................         15,136
        910          Century Aluminum Co .......................         13,533
      1,081        * Champion Enterprises, Inc .................          6,055
        747          Clayton Homes, Inc ........................         11,788
        186        * Cleveland-Cliffs, Inc .....................          5,130
        697          Collins & Aikman Corp .....................          6,329
      1,295        * Comfort Systems Usa, Inc ..................          6,411
        116          Commercial Metals Co ......................          5,443
      5,381        * Crown Cork & Seal Co, Inc .................         36,860
      1,080          Donnelly Corp .............................         29,129
        414          Dr Horton, Inc ............................         10,776
      2,996          Ecolab, Inc ...............................        138,505
      5,000          Engelhard Corp ............................        141,600
      4,000        * Fleetwood Enterprises, Inc ................         34,800
        212          Gibraltar Steel Corp ......................          4,700
        868          H.B. Fuller Co ............................         25,424
        506        * Imco Recycling, Inc .......................          4,974
      1,106        * Integrated Electrical Services, Inc .......          6,913
      5,800          Kimberly-Clark Corp .......................        359,489
        220          Lennar Corp ...............................         13,460
      1,295        * Liquidmetal Technologies ..................         14,997
        223        * Lone Star Technologies, Inc ...............          5,102
      6,628          Masco Corp ................................        179,685
        789        * Material Sciences Corp ....................         11,047
      1,942          MeadWestvaco Corp .........................         65,136
        269        * Mueller Industries, Inc ...................          8,536
      1,624        * NS Group, Inc .............................         15,478
      1,270          Nucor Corp ................................         82,577
      1,316        * Penwest Pharmaceuticals Co ................         25,637
      3,817          Plum Creek Timber Co, Inc .................        117,109
      1,859          Praxair, Inc ..............................        105,872
        999          Pulte Homes, Inc ..........................         57,423
        526          Reliance Steel & Aluminum Co ..............         16,033
      2,201          Roanoke Electric Steel Corp ...............         33,941
      2,368          Rohm & Haas Co ............................         95,835
      2,159          Royal Gold, Inc ...........................         29,451
      3,336          Ryerson Tull, Inc .........................         38,734
      1,994          Schnitzer Steel Industries, Inc (Class A) .         44,468
      2,006          Sigma-Aldrich Corp ........................        100,601
      3,971          Sonoco Products Co ........................        112,459
      2,200          Stanley Works .............................         90,222
        380        * Steel Dynamics, Inc .......................          6,251
        258        * Stillwater Mining Co ......................          4,195


        211          Temple-Inland, Inc ........................  $      12,204
        456        * U.S. Concrete, Inc ........................          2,987
      2,297          Vulcan Materials Co .......................        100,609
         14          WD-40 Co ..................................            389
      8,988          Worthington Industries, Inc ...............        162,683
                                                                   ------------
                   TOTAL BASIC INDUSTRIES ......................      3,149,950
                                                                   ------------

CONSUMER CYCLICAL--9.22%
     35,828          AOL Time Warner, Inc ......................        527,030
        241          Apogee Enterprises, Inc ...................          3,456
        816        * Apollo Group, Inc (Class A) ...............         32,151
        203          Arvinmeritor, Inc .........................          4,868
      3,360          Autoliv, Inc ..............................         84,608
         67          Bandag, Inc ...............................          1,897
      1,469          Barnes Group, Inc .........................         33,612
      2,553        * Bed Bath & Beyond, Inc ....................         96,350
        231          Big Lots, Inc .............................          4,542
      1,362        * Boca Resorts, Inc (Class A) ...............         18,021
         99          BorgWarner, Inc ...........................          5,716
        752          Brunswick Corp ............................         21,042
        265          Bush Industries, Inc (Class A) ............          3,175
        710        * Cablevision Systems Corp (Class A) ........          6,703
        532          Callaway Golf Co ..........................          8,417
         71        * Charming Shoppes, Inc .....................            612
      3,072        * Charter Communications, Inc (Class A) .....         12,475
        462        * Clark (Dick) Prod, Inc ....................          6,644
      9,783        * Comcast Corp (Class A) Special ............        233,227
        471          Cooper Tire & Rubber Co ...................          9,670
      2,723          Dana Corp .................................         50,405
      2,040          Darden Restaurants, Inc ...................         50,388
     13,175          Delphi Corp ...............................        173,910
         55          Dillard's, Inc (Class A) ..................          1,445
      2,425          Dollar General Corp .......................         46,101
        602        * Dollar Tree Stores, Inc ...................         23,713
      1,319          Dow Jones & Co, Inc .......................         63,906
        500        * Dura Automotive Systems, Inc ..............         10,375
      1,403        * Extended Stay America, Inc ................         22,730
      1,421          Family Dollar Stores, Inc .................         50,063
      1,028        b* Federal-Mogul Corp .......................            723
      1,065        * Foot Locker, Inc ..........................         15,369
      6,903          Gap, Inc ..................................         98,023
        651        * Gaylord Entertainment Co ..................         14,342
        671        * Gentex Corp ...............................         18,420
      5,030          Genuine Parts Co ..........................        175,396
      1,264          Graco, Inc ................................         31,777
      4,176          Harley-Davidson, Inc ......................        214,104
        100          Harman International Industries, Inc ......          4,925
        636        * IMPCO Technologies, Inc ...................          8,319
        157          Intermet Corp .............................          1,683
      4,677          Interpublic Group Of Cos, Inc .............        115,803
      3,191          J.C. Penney Co, Inc .......................         70,266
      1,997          Johnson Controls, Inc .....................        162,975
      1,197        * K2, Inc ...................................         12,246
      3,251        * Kohl's Corp ...............................        227,830
        838        * Lamar Advertising Co ......................         31,166
        718        * Lear Corp .................................         33,194
      1,585          Leggett & Platt, Inc ......................         37,059
         50        * Liberty Livewire Corp (Class A) ...........            146
     27,235        * Liberty Media Corp (Class A) ..............        272,350
      1,019          Liz Claiborne, Inc ........................         32,404
      1,129        * Luby's, Inc ...............................          7,407
        556          Marcus Corp ...............................          9,247
      5,118          May Department Stores Co ..................        168,536
     19,541          McDonald's Corp ...........................        555,941
      3,185          McGraw-Hill Cos, Inc ......................        190,145
        203        * Medis Technologies Ltd ....................          1,602


                       SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 69

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                                           VALUE
     ------                                                           ------
CONSUMER CYCLICAL--(CONTINUED)
      4,363        * Metro-Goldwyn-Mayer, Inc ..................   $     50,964
         28        * Michaels Stores, Inc ......................          1,091
        135          Midas, Inc ................................          1,671
        992          Modine Manufacturing Co ...................         24,383
        176        * Neiman Marcus Group, Inc (Class A) ........          6,104
      1,696          New York Times Co (Class A) ...............         87,344
      1,424          Nordstrom, Inc ............................         32,226
        148        * Oakley, Inc ...............................          2,572
      3,124          Omnicom Group, Inc ........................        143,079
         61        * Outback Steakhouse, Inc ...................          2,140
        324          Oxford Industries, Inc ....................          9,066
      2,431        * Penton Media, Inc .........................          5,180
        491          Phillips-Van Heusen Corp ..................          7,650
        454        * Pixar, Inc ................................         20,013
        580        * Prime Hospitality Corp ....................          7,523
        201        * Reebok International Ltd ..................          5,926
        522        * Regal Entertainment Group (Class A) .......         12,163
        572          Ross Stores, Inc ..........................         23,298
      1,423          R.R. Donnelley & Sons Co ..................         39,176
        382          Russell Corp ..............................          7,346
      1,345        * Saks, Inc .................................         17,244
        295          Scripps (E.W.) Co (Class A) ...............         22,709
      4,257          Sears Roebuck & Co ........................        231,155
        718        * Sports Resorts International, Inc .........          3,863
        133          Standard Motor Products, Inc ..............          2,252
      3,590        * Starbucks Corp ............................         89,212
        202          Stride Rite Corp ..........................          1,612
      9,478          Target Corp ...............................        361,112
        894          Tiffany & Co ..............................         31,452
      6,254          TJX Cos, Inc ..............................        122,522
        634        * Tower Automotive, Inc .....................          8,832
      3,267          Tribune Co ................................        142,115
      2,247        * U.S.A. Networks, Inc ......................         52,649
        379        * Unifi, Inc ................................          4,124
      1,361        * Univision Communications, Inc (Class A) ...         42,709
        123        * Vail Resorts, Inc .........................          2,101
         37        * Valassis Communications, Inc ..............          1,350
      2,632          VF Corp ...................................        103,201
      4,600          Visteon Corp ..............................         65,320
      1,505        * Wabash National Corp ......................         15,021
     22,858          Walt Disney Co ............................        432,016
        118          Washington Post Co (Class B) ..............         64,308
        997          Wendy's International, Inc ................         39,691
        160          Whirlpool Corp ............................         10,458
        213          Woodward Governor Co ......................         12,588
      4,700        * Yahoo!, Inc ...............................         69,372
                                                                    ------------
                   TOTAL CONSUMER CYCLICAL                            6,556,553
                                                                    ------------
CONSUMER NON-CYCLICAL--12.05%
      5,083          Albertson's, Inc ..........................        154,828
      1,267        * Amazon.Com, Inc ...........................         20,565
        537        * Autozone, Inc .............................         41,500
      2,022          Avon Products, Inc ........................        105,629
      2,234        * Best Buy Co, Inc ..........................         81,094
         41        * BJ's Wholesale Club, Inc ..................          1,578
      5,203          Campbell Soup Co ..........................        143,915
        233        * CDW Computer Centers, Inc .................         10,902
      1,379          Circuit City Stores, Inc
                      (Circuit City Group)......................         25,830
      2,523          Clorox Co .................................        104,326
         87        * Coach, Inc ................................          4,775
     24,839          Coca-Cola Co ..............................      1,390,984
      2,359          Coca-Cola Enterprises, Inc ................         52,087
      6,794          Colgate-Palmolive Co ......................        340,040
      4,777          Costco Wholesale Corp .....................        184,488
      4,109          CVS Corp ..................................        125,735

      1,149        * eBay, Inc ................................. $       70,779
        114        * Factory 2-U Stores, Inc ...................          1,577
        176          Fastenal Co ...............................          6,774
      2,864          General Mills, Inc ........................        126,245
     12,614          Gillette Co ...............................        427,236
      1,307          Herbalife International, Inc (Class B) ....         25,030
      1,482          Hershey Foods Corp ........................         92,625
      4,608          HJ Heinz Co ...............................        189,389
     21,084          Home Depot, Inc ...........................        774,415
        223          International Flavors & Fragrances, Inc ...          7,245
        291          JM Smucker Co .............................          9,932
      3,664          Kellogg Co ................................        131,391
      7,865        * Kroger Co .................................        156,514
      7,300          Lowe's Cos ................................        331,420
      6,334          Mattel, Inc ...............................        133,521
        142          Movado Group, Inc .........................          3,569
      1,304        * NBTY, Inc .................................         20,161
      3,163          Newell Rubbermaid, Inc ....................        110,895
      1,760        * Office Depot, Inc .........................         29,534
        900          Pepsi Bottling Group, Inc .................         27,720
     18,874          Pepsico, Inc ..............................        909,727
      2,979        * Perrigo Co ................................         38,670
     14,585          Procter & Gamble Co .......................      1,302,441
      1,371          RadioShack Corp ...........................         41,212
         83          Russ Berrie & Co, Inc .....................          2,937
      6,100        * Safeway, Inc ..............................        178,059
      4,023        * Staples, Inc ..............................         79,176
         87        * Steinway Musical Instruments, Inc .........          1,860
      1,535        * Toys "R" Us, Inc ..........................         26,816
     10,390          Walgreen Co ...............................        401,366
         24          Winn-Dixie Stores, Inc ....................            374
      2,180          Wrigley (Wm.) Jr Co .......................        120,663
                                                                    ------------
                   TOTAL CONSUMER NON-CYCLICAL                        8,567,549
                                                                    ------------
ENERGY--4.38%
        169        * 3TEC Energy Corp ..........................          2,942
      6,861          Anadarko Petroleum Corp ...................        338,247
      5,979          Apache Corp ...............................        343,673
      9,400          Baker Hughes, Inc .........................        312,926
      1,770        * Chesapeake Energy Corp ....................         12,710
        288        * Comstock Resources, Inc ...................          2,183
      1,565        * Denbury Resources, Inc ....................         16,074
      5,712          Devon Energy Corp .........................        281,487
      1,136        * Energy Partners Ltd .......................         10,543
        717          Ensco International, Inc ..................         19,532
      6,100          EOG Resources, Inc ........................        242,170
        746        * Forest Oil Corp ...........................         21,195
        892          Frontier Oil Corp .........................         15,682
      4,484        * Grant Prideco, Inc ........................         60,982
      1,202          Helmerich & Payne, Inc ....................         42,935
        100        * Maverick Tube Corp ........................          1,500
      2,579        * Meridian Resource Corp ....................          9,545
      3,253          Murphy Oil Corp ...........................        268,373
      2,641        * Nabors Industries Ltd .....................         93,227
      1,898        * Newfield Exploration Co ...................         70,549
      4,585          Noble Energy, Inc .........................        165,289
        685        * Nuevo Energy Co ...........................         10,810
      7,200          Ocean Energy, Inc .........................        156,024
        169        * Patterson-UTI Energy, Inc .................          4,768
        378        * Petroleum Helicopters (Vote) ..............         12,633
      2,043          Pioneer Natural Resources Co ..............         53,181
      1,185        * Plains Resources, Inc .....................         31,676
      2,597          Pogo Producing Co .........................         84,714
        152        * Pride International, Inc ..................          2,377
        603        * Range Resources Corp ......................          3,365
      1,457          Rowan Cos, Inc ............................         31,253


70 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------
     SHARES                                                           VALUE
     ------                                                           ------

ENERGY--(CONTINUED)
        571        * Smith International, Inc ..................   $     38,936
         55        * Stone Energy Corp .........................          2,213
      2,967          Sunoco, Inc ...............................        105,658
        141        * Swift Energy Co ...........................          2,224
      7,118        * Transmontaigne, Inc .......................         42,928
      2,692          Valero Energy Corp ........................        100,683
        496          Vintage Petroleum, Inc ....................          5,893
        989        * Weatherford International Ltd .............         42,725
        570        * Westport Resources Corp ...................          9,337
      1,094          World Fuel Services Corp ..................         26,673
        766          XTO Energy, Inc ...........................         15,765
                                                                   ------------
                   TOTAL ENERGY                                       3,115,600
                                                                   ------------
FINANCIAL SERVICES--23.44%
        790        A.G. Edwards, Inc ...........................         30,692
      4,594        Aflac, Inc ..................................        147,008
      2,309        Allied Capital Corp .........................         52,255
        884        AMB Property Corp ...........................         27,387
        468        American Capital Strategies Ltd .............         12,847
     14,753        American Express Co .........................        535,829
     25,123        American International Group, Inc ...........      1,714,142
      2,293        Amsouth Bancorporation ......................         51,274
      3,695        AON Corp ....................................        108,929
      3,591        Archstone-Smith Trust .......................         95,811
        447        AvalonBay Communities, Inc ..................         20,866
     16,581        Bank Of America Corp ........................      1,166,639
     13,386        Bank One Corp ...............................        515,093
      6,307        BB&T Corp ...................................        243,450
        585        Boston Properties, Inc ......................         23,360
         20        Brown & Brown, Inc ..........................            630
      2,133        Capital One Financial Corp ..................        130,220
         63      * Catellus Development Corp ...................          1,285
     13,186        Charles Schwab Corp .........................        147,683
        863        Charter One Financial, Inc ..................         29,653
      1,398        Chubb Corp ..................................         98,978
      1,143        Cincinnati Financial Corp ...................         53,162
      1,569        Comerica, Inc ...............................         96,307
      1,027        Countrywide Credit Industries, Inc ..........         49,553
      2,232        Crescent Real Estate Equities Co ............         41,738
      1,470        Duke Realty Corp ............................         42,528
        822      * E*trade Group, Inc ..........................          4,472
         50        Eaton Vance Corp ............................          1,559
     10,589        Equity Office Properties Trust ..............        318,729
      6,162        Equity Residential Properties Trust .........        177,040
        337        Erie Indemnity Co (Class A) .................         13,645
     11,733        Fannie Mae ..................................        865,309
      1,096        Federated Investors, Inc (Class B) ..........         37,868
      6,358        Fifth Third Bancorp .........................        423,761
     15,069        FleetBoston Financial Corp ..................        487,482
      2,936        Franklin Resources, Inc .....................        125,135
      8,080        Freddie Mac .................................        494,496
        564        Gallagher (Arthur J.) & Co ..................         19,532
         50        Gartner, Inc (Class A) ......................            505
        200        Golden State Bancorp, Inc ...................          7,246
      2,444        Golden West Financial Corp ..................        168,052
      3,511        Goldman Sachs Group, Inc ....................        257,532
        624        Greenpoint Financial Corp ...................         30,626
      2,496        Hartford Financial Services Group, Inc ......        148,437
        104        Hooper Holmes, Inc ..........................            830
      5,888        Household International, Inc ................        292,634
         91      * IndyMac Bancorp, Inc ........................          2,062
        608      * Insignia Financial Group, Inc ...............          5,898
      1,358      * Instinet Group, Inc .........................          8,828
        429        iStar Financial, Inc ........................         12,218
        599        Jefferson-Pilot Corp ........................         28,153

     20,601        JP Morgan Chase & Co ........................   $    698,786
      6,972        Keycorp .....................................        190,336
        431        Legg Mason, Inc .............................         21,257
        150        Leucadia National Corp ......................          4,749
      2,297        Lincoln National Corp .......................         96,474
      4,149        Marsh & McLennan Cos, Inc ...................        400,793
        593        MBIA, Inc ...................................         33,511
     10,281        MBNA Corp ...................................        339,993
      5,365        Mellon Financial Corp .......................        168,622
      9,286        Merrill Lynch & Co, Inc .....................        376,083
          5        MGIC Investment Corp ........................            339
      9,121        National City Corp ..........................        303,273
        398        Neuberger Berman, Inc .......................         14,559
      1,881        Northern Trust Corp .........................         82,877
      4,164        PNC Financial Services Group, Inc ...........        217,694
      3,828      * Principal Financial Group ...................        118,595
      1,263        Progressive Corp ............................         73,040
      2,093        Prologis Trust ..............................         54,378
      8,248      * Providian Financial Corp ....................         48,498
      4,159      * Prudential Financial, Inc ...................        138,665
      1,082        Public Storage, Inc .........................         40,122
      2,623        Regions Financial Corp ......................         92,148
        253        Resource America, Inc (Class A) .............          2,662
        397        Rouse Co ....................................         13,101
        593        Safeco Corp .................................         18,306
        240        Seacoast Banking Corp Of Florida ............         13,851
        838        SEI Investments Co ..........................         23,590
      3,137        Simon Property Group, Inc ...................        115,567
      2,136        Slm Corp ....................................        206,978
        498        Sovereign Bancorp, Inc ......................          7,436
      2,024        St. Paul Cos, Inc ...........................         78,774
      2,999        State Street Corp ...........................        134,055
      1,986        Stilwell Financial, Inc .....................         36,107
         87        Student Loan Corp ...........................          7,205
      3,654        Suntrust Banks, Inc .........................        247,449
      1,786        Synovus Financial Corp ......................         49,117
      3,969      * Syntroleum Corp .............................         11,355
      1,563        T Rowe Price Group, Inc .....................         51,362
      1,687        Trizec Properties, Inc ......................         28,411
     20,758        U.S. Bancorp ................................        484,699
        988        Union Planters Corp .........................         31,963
      1,263        UnumProvident Corp ..........................         32,119
      1,203        Vornado Realty Trust ........................         55,556
     16,309        Wachovia Corp ...............................        622,678
     15,076        Washington Mutual, Inc ......................        559,470
        150        Weingarten Realty Investors .................          5,310
     18,749        Wells Fargo & Co ............................        938,575
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          16,659,856
                                                                   ------------
HEALTH CARE--14.13%
        401        * aaiPharma, Inc ............................          9,014
        533        * Abgenix, Inc ..............................          5,213
        776        * Abiomed, Inc ..............................          6,565
        354        * Adolor Corp ...............................          3,979
      5,221        * Advanced Tissue Sciences, Inc .............          7,419
        600        * AdvancePCS ................................         14,364
        900          Aetna, Inc ................................         43,173
        200        * Affymetrix, Inc ...........................          4,798
        516        * Aksys Ltd .................................          3,551
        264        * Alexion Pharmaceuticals, Inc ..............          3,995
        897        * Align Technology, Inc .....................          3,608
        309        * Alkermes, Inc .............................          4,941
      2,555          Allergan, Inc .............................        170,546
         95        * Allos Therapeutics, Inc ...................            857
        990        * Allscripts Healthcare Solutions, Inc ......          3,684
      1,405          Alpharma, Inc (Class A) ...................         23,830


                        SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 71

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------
     SHARES                                                           VALUE
     ------                                                           ------
HEALTH CARE--(CONTINUED)
      9,787        Amgen, Inc ..................................   $    409,880
        363        * Amylin Pharmaceuticals, Inc ...............          3,964
      1,246        * Andrx Corp ................................         33,581
      1,348        * Anthem, Inc ...............................         90,937
        575        * Antigenics, Inc ...........................          5,653
      1,194        * Aphton Corp ...............................          8,932
        551        * Apogent Technologies, Inc .................         11,324
      5,200          Applera Corp (Applied Biosystems Group) ..         101,348
        545        * Applera Corp (Celera Genomics Group) ......          6,530
      1,254        * Applied Molecular Evolution ...............          7,224
        312        * Apria Healthcare Group, Inc ...............          6,983
        220        * Arena Pharmaceuticals, Inc ................          1,844
        496        * Ariad Pharmaceuticals, Inc ................          2,054
        945        * Arqule, Inc ...............................          6,361
        227        * Atherogenics, Inc .........................          1,623
      1,052        * Atrix Laboratories, Inc ...................         23,387
        429        * Avigen, Inc ...............................          4,029
        346          Bard (C.R.), Inc ..........................         19,570
        814        * Barr Laboratories, Inc ....................         51,698
        583          Bausch & Lomb, Inc ........................         19,735
      8,776          Baxter International, Inc .................        390,093
        522          Beckman Coulter, Inc ......................         26,038
      4,635          Becton Dickinson & Co .....................        159,676
      1,749        * Benthley Pharmaceuticals, Inc .............         20,255
      1,599        * Biogen, Inc ...............................         66,216
      1,312        * BioMarin Pharmaceutical, Inc ..............          6,822
      3,106          Biomet, Inc ...............................         84,235
      1,121        * Biopure Corp ..............................          8,554
        347        * Biosite, Inc ..............................          9,761
        850        * Bio-Technology General Corp ...............          5,092
      1,212        * Bone Care International, Inc ..............          6,317
      3,804        * Boston Scientific Corp ....................        111,533
        490        * Bradley Pharmaceuticals, Inc ..............          6,508
        343        * Britesmile, Inc ...........................            806
      1,544        * Caliper Technologies Corp .................         12,863
        430        * Cardiac Science, Inc ......................          1,690
      6,021          Cardinal Health, Inc ......................        369,750
      2,822        * Caremark Rx, Inc ..........................         46,509
        716        * Cell Therapeutics, Inc ....................          3,895
        322        * Cephalon, Inc .............................         14,548
        139        * Chattem, Inc ..............................          4,376
      1,991          Cigna Corp ................................        193,963
        720        * Cima Labs, Inc ............................         17,353
         86        * Collateral Therapeutics, Inc ..............          1,014
      2,859        * Columbia Laboratories, Inc ................         17,099
        309        * Covance, Inc ..............................          5,788
        358        * Coventry Health Care, Inc .................         10,168
         92        * Cubist Pharmaceuticals, Inc ...............            864
        797        * CuraGen Corp ..............................          4,376
        232        * CV Therapeutics, Inc ......................          4,315
        296        * Cytyc Corp ................................          2,250
        800        * DaVita, Inc ...............................         19,040
      1,586        * Decode Genetics, Inc ......................          7,392
      4,098        * Deltagen, Inc .............................          9,962
        806          Dentsply International, Inc ...............         29,734
      1,144          Diagnostic Products Corp ..................         42,306
        801        * Digene Corp ...............................          9,406
      2,512        * Durect Corp ...............................         20,048
        207        * Edwards Lifesciences Corp .................          4,802
      3,172        * Endo Pharmaceuticals Holdings, Inc ........         22,143
        500        * Enzon, Inc ................................         12,305
      1,051        * Eon Labs, Inc .............................         18,697
      7,165        * Esperion Therapeutics, Inc ................         38,769
        631        * Express Scripts, Inc (Class A) ............         31,607

      1,295        * First Health Group Corp ...................   $     36,287
        353        * First Horizon Pharmaceutical ..............          7,297
      2,649        * Forest Laboratories, Inc ..................        187,549
         80        * Gene Logic, Inc ...........................          1,118
        229        * Genesis Health Ventures, Inc ..............          4,601
         16        * Genta, Inc ................................            132
      4,065        * Genzyme Corp (Biosurgery Division) ........         18,414
      2,585        * Genzyme Corp (General Division) ...........         49,735
        860        * Geron Corp ................................          3,922
      1,621        * Gilead Sciences, Inc ......................         53,298
      3,453        * Guidant Corp ..............................        104,384
      1,737        * Guilford Pharmaceuticals, Inc .............         13,064
      3,041        * Health Management Associates, Inc (Class A)         61,218
      1,822        * Health Net, Inc ...........................         48,740
        143        * Henry Schein, Inc .........................          6,361
      1,130          Hillenbrand Industries, Inc ...............         63,450
      1,393        * Human Genome Sciences, Inc ................         18,640
      3,500        * Humana, Inc ...............................         54,705
        504        * Icos Corp .................................          8,538
      1,082        * IDEC Pharmaceuticals Corp .................         38,357
        859        * Idexx Laboratories, Inc ...................         22,137
        167        * Ilex Oncology, Inc ........................          2,350
        257        * Illumina, Inc .............................          1,722
      1,892        * Immunogen, Inc ............................          5,053
      1,872        * Impax Laboratories, Inc ...................         13,986
      3,175          IMS Health, Inc ...........................         56,991
      1,188        * Incyte Genomics, Inc ......................          8,614
      1,057        * Inhale Therapeutic Systems, Inc ...........         10,476
         79        * InterMune, Inc ............................          1,665
        745        * Inverness Medical Innovations, Inc ........         15,049
        500        * Invitrogen Corp ...........................         16,005
      4,478        * IVAX Corp .................................         48,362
     30,597          Johnson & Johnson .........................      1,598,999
         45        * Kendle International, Inc .................            611
      3,547        * King Pharmaceuticals, Inc .................         78,853
         13        * KOS Pharmaceuticals, Inc ..................            264
        364        * Kosan Biosciences, Inc ....................          3,163
        254        * La Jolla Pharmaceutical Co ................          1,583
        618        * Lannett Co, Inc ...........................          6,292
         22        * Lexicon Genetics, Inc .....................            107
        134        * LifePoint Hospitals, Inc ..................          4,866
        257        * Ligand Pharmaceuticals, Inc (Class B) .....          3,722
      1,385        * Lincare Holdings, Inc .....................         44,709
        618        * Luminex Corp ..............................          4,641
      1,241        * Manor Care, Inc ...........................         28,519
      1,025        * Martek Biosciences Corp ...................         21,423
      4,564          McKesson Corp .............................        149,243
        439        * Medarex, Inc ..............................          3,249
        756        * Medicis Pharmaceutical Corp (Class A) .....         32,312
      2,455        * Medimmune, Inc ............................         64,765
     13,276          Medtronic, Inc ............................        568,877
     25,066          Merck & Co, Inc ...........................      1,269,342
        344        * MGI Pharma, Inc ...........................          2,422
         98        * Mid Atlantic Medical Services, Inc ........          3,070
      2,669        * Millennium Pharmaceuticals, Inc ...........         32,428
         95        * Millipore Corp ............................          3,036
      2,642          Mylan Laboratories, Inc ...................         82,827
      3,076        * Nabi Biopharmaceuticals ...................         16,456
        425        * Napro Biotherapeutics, Inc ................          2,780
      1,156        * Nastech Pharmaceutical Co .................         18,971
         34        * Neopharm, Inc .............................            427
        522        * Neose Technologies, Inc ...................          5,680
      1,042        * Neurogen Corp .............................         12,181
        146        * NPS Pharmaceuticals, Inc ..................          2,234
      1,082          Omnicare, Inc .............................         28,393


72 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------
     SHARES                                                           VALUE
     ------                                                           ------
HEALTH CARE--(CONTINUED)
        871        * Onyx Pharmaceuticals, Inc .................   $      5,009
        645        * Option Care, Inc ..........................          8,850
        119        * OraSure Technologies, Inc .................            771
        329        * Orthodontic Centers Of America, Inc .......          7,577
      1,038        * Orthologic Corp ...........................          5,720
        168        * OSI Pharmaceuticals, Inc ..................          4,032
      1,184        * Oxford Health Plans, Inc ..................         54,986
        900        * Pacificare Health Systems, Inc ............         24,480
      2,649        * Pain Therapeutics, Inc ....................         22,095
        446        * Patterson Dental Co .......................         22,439
      1,066        * Peregrine Pharmaceuticals, Inc ............          1,227
        589        * Pharmaceutical Resources, Inc .............         16,351
      2,024        * Pozen, Inc ................................         10,446
      2,395        * Praecis Pharmaceuticals, Inc ..............          8,289
        807        * Priority Healthcare Corp (Class B) ........         18,949
        637        * Progenics Pharmaceuticals .................          7,817
        592        * Protein Design Labs, Inc ..................          6,429
      2,288        * Quintiles Transnational Corp ..............         28,533
        396        * Regeneron Pharmaceuticals, Inc ............          5,738
      3,058        * Rigel Pharmaceuticals, Inc ................         11,103
        812        * Salix Pharmaceuticals Ltd .................         12,376
         92        * Sangamo Biosciences, Inc ..................            539
     19,144          Schering-Plough Corp ......................        470,942
        220        * Scios, Inc ................................          6,730
      2,549        * Seattle Genetics, Inc .....................         13,232
        590        * Sepracor, Inc .............................          5,623
      2,720        * Sequenom, Inc .............................          9,550
      4,847        * Service Corp International ................         23,411
        948          SICOR, Inc ................................         17,558
        187        * Sola International, Inc ...................          2,147
        482        * Spacelabs Medical, Inc ....................          6,835
      1,124        * Specialty Laboratories, Inc ...............          9,420
      1,145          St. Jude Medical, Inc .....................         84,558
        131        * Stericycle, Inc ...........................          4,636
        380        * Stewart Enterprises, Inc (Class A) ........          2,413
      2,246          Stryker Corp ..............................        120,183
        711        * Supergen, Inc .............................          5,148
        462        * Syncor International Corp .................         14,544
        530        * Tanox, Inc ................................          5,730
      1,266        * Texas Biotechnology Corp ..................          4,913
         89        * Transkaryotic Therapies, Inc ..............          3,207
      1,398        * Triad Hospitals, Inc ......................         59,247
      2,486        * Triangle Pharmaceuticals, Inc .............          6,690
        414        * Trigon Healthcare, Inc ....................         41,632
         98        * TriPath Imaging, Inc ......................            426
        985        * Tularik, Inc ..............................          9,014
        448        * U.S. Oncology, Inc ........................          3,723
      4,000          UnitedHealth Group, Inc ...................        366,200
        483          Universal Health Services, Inc (Class B) ..         23,658
        435          Varian Medical Systems, Inc ...............         17,631
        197        * VCA Antech, Inc ...........................          3,065
          8        * Versicor, Inc .............................            107
        619        * Vertex Pharmaceuticals, Inc ...............         10,066
      1,683        * Vical, Inc ................................          8,854
        747        * Waters Corp ...............................         19,931
      2,348        * Watson Pharmaceuticals, Inc ...............         59,289
      1,830        * Wellpoint Health Networks, Inc ............        142,392
      1,730        * Women First Healthcare, Inc ...............         13,374
      2,286        * Zimmer Holdings, Inc ......................         81,519
                                                                   ------------
                   TOTAL HEALTH CARE ...........................     10,045,151
                                                                   ------------
OTHER--0.91%
        541        * Acacia Research Corp ......................          3,831
      1,618          Cintas Corp ...............................         79,947
        508        * Dun & Bradstreet Corp .....................         16,789
      1,000          First Industrial Realty Trust, Inc ........  $      32,850
         90        * Getty Images, Inc .........................          1,958
      2,015          H & R Block, Inc ..........................         92,954
      1,800          Invision Technologies, Inc ................         43,488
        213          Manpower, Inc .............................          7,824
      1,571          Moody's Corp ..............................         78,157
      1,525          Robert Half International, Inc ............         35,533
        224          SPX Corp ..................................         26,316
         19        * Symyx Technologies, Inc ...................            264
      6,494          Sysco Corp ................................        176,767
        641          Teleflex, Inc .............................         36,621
        656        * TMP Worldwide, Inc ........................         14,091
        196        * U.S. Industries, Inc ......................            672
                                                                   ------------
                   TOTAL OTHER                                          648,062
                                                                   ------------
PRODUCER DURABLES--3.75%
      6,483          3M Co .....................................       797,409
        533        * Active Power, Inc .........................         1,914
      1,800          American Water Works Co, Inc ..............        77,778
      1,477          Ametek, Inc ...............................        54,990
        961          Baldor Electric Co ........................        24,217
      2,539        * Capstone Turbine Corp .....................         4,166
      1,015        * Casella Waste Systems, Inc (Class A) ......        12,171
      1,334          Cummins, Inc ..............................        44,155
      4,067          Deere & Co ................................       194,809
      9,578          Emerson Electric Co .......................       512,519
      1,276          Gatx Corp .................................        38,383
        262          Harsco Corp ...............................         9,820
        461        * Headwaters, Inc ...........................         7,252
        582          Hubbell, Inc (Class B) ....................        19,864
      6,501          Illinois Tool Works, Inc ..................       444,018
        100        * Imagistics International, Inc .............         2,147
        976          Nordson Corp ..............................        24,068
      3,942          Pitney Bowes, Inc .........................       156,576
        500        * Quanta Services, Inc ......................         4,935
      1,538        * Thomas & Betts Corp .......................        28,607
        176          Timken Co .................................         3,927
        152        * Unova, Inc ................................           984
         83          Valmont Industries, Inc ...................         1,686
        294        * Waste Connections, Inc ....................         9,179
      2,824          WW Grainger, Inc ..........................       141,482
      6,773        * Xerox Corp ................................        47,208
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            2,664,264
                                                                   ------------
TECHNOLOGY--16.06%
      5,649        * 3Com Corp .................................         24,856
      5,447        * Acterna Corp ..............................          2,135
     12,384        * ADC Telecommunications, Inc ...............         28,359
        341        * ADE Corp ..................................          3,898
      1,381          Adobe Systems, Inc ........................         39,359
      7,398          Advanced Micro Devices, Inc ...............         71,909
        365        * Agere Systems, Inc (Class A) ..............            511
      8,979        * Agere Systems, Inc (Class B) ..............         13,469
      2,732        * Akamai Technologies, Inc ..................          3,499
      4,500        * Altera Corp ...............................         61,200
      2,200        * American Power Conversion Corp ............         27,786
      1,112        * American Superconductor Corp ..............          6,050
      3,200        * Analog Devices, Inc .......................         95,040
        136        * Answerthink, Inc ..........................            513
      2,994        * Apple Computer, Inc .......................         53,054
     14,468        * Applied Materials, Inc ....................        275,181
      8,383          Automatic Data Processing, Inc ............        365,080
      2,313        * Avanex Corp ...............................          4,443
      3,528        * Avaya, Inc ................................         17,464
        596        * Avnet, Inc ................................         13,106
        445          AVX Corp ..................................          7,258
      1,593        * BEA Systems, Inc ..........................         15,119


                        SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 73

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------
     SHARES                                                           VALUE
     ------                                                           ------
TECHNOLOGY--(CONTINUED)
        658        * Bisys Group, Inc ..........................   $     21,899
        615        * BMC Software, Inc .........................         10,197
      2,675        * Broadcom Corp (Class A) ...................         46,920
      1,214        * Brocade Communications Systems, Inc .......         21,221
        258        * Cadence Design Systems, Inc ...............          4,154
        302        * Caminus Corp ..............................          1,755
      1,648        * Ceridian Corp .............................         31,248
        415        * Certegy, Inc ..............................         15,393
         16        * Checkfree Corp ............................            250
      3,401        * CIENA Corp ................................         14,185
     61,000        * Cisco Systems, Inc ........................        850,950
      2,558        * CNET Networks, Inc ........................          5,042
      3,994          Computer Associates International, Inc ....         63,465
      2,364        * Computer Horizons Corp ....................         11,397
        915        * Comverse Technology, Inc ..................          8,473
        328        * Concord Camera Corp .......................          1,667
      5,087        * Concord EFS, Inc ..........................        153,322
      1,964        * Convergys Corp ............................         38,221
     12,411        * Corning, Inc ..............................         44,059
        101        * Credence Systems Corp .....................          1,793
      3,015        * DDI Corp ..................................          2,954
     21,900        * Dell Computer Corp ........................        572,466
        342          Deluxe Corp ...............................         13,300
        504        * DiamondCluster International, Inc
                      (Class A).................................          3,004
        353        * Digitas, Inc ..............................          1,599
        259        * DMC Stratex Networks, Inc .................            516
      1,664        * DST Systems, Inc ..........................         76,030
        101        * E.piphany, Inc ............................            441
         43        * eFunds Corp ...............................            408
        563        * Electronic Arts, Inc ......................         37,175
      5,632          Electronic Data Systems Corp ..............        209,229
     23,342          EMC Corp ..................................        176,232
        186        * Emcore Corp ...............................          1,112
         32        * Emulex Corp ...............................            720
      2,523        * Fiserv, Inc ...............................         92,619
      2,555        * Gateway, Inc ..............................         11,344
     29,770          Hewlett-Packard Co ........................        454,886
      3,400          Ikon Office Solutions, Inc ................         31,960
        846        * Infonet Services Corp (Class B) ...........          2,082
      3,109        * Inktomi Corp ..............................          2,677
     57,200          Intel Corp ................................      1,045,044
     15,721          International Business Machines Corp.......      1,131,912
      1,090        * Intuit, Inc ...............................         53,982
        485        * Iron Mountain, Inc ........................         14,953
        807        * Jabil Circuit, Inc ........................         17,020
        320          Henry (Jack) & Associates, Inc ............          5,335
      9,668        * JDS Uniphase Corp .........................         25,814
      1,227        * Juniper Networks, Inc .....................          6,909
        283        * Keynote Systems, Inc ......................          2,066
        435        * KLA-Tencor Corp ...........................         19,127
        792        * KPMG Consulting, Inc ......................         11,754
        719        * Lexmark International, Inc ................         39,100
      2,700          Linear Technology Corp ....................         84,861
      6,700        * LSI Logic Corp ............................         58,625
     38,054        * Lucent Technologies, Inc ..................         63,170
         87        * Mastec, Inc ...............................            639
      2,597        * Maxim Integrated Products, Inc ............         99,543
      1,400        * Mercury Interactive Corp ..................         32,144
      5,832          Micron Technology, Inc ....................        117,923
     37,271        * Microsoft Corp ............................      2,038,724
      2,535          Molex, Inc ................................         84,999
     19,047          Motorola, Inc .............................        274,658
      5,002        * MRV Communications, Inc ...................          7,558
      1,951        * National Semiconductor Corp ...............         56,911

      2,524        * Netro Corp ................................   $      5,707
      4,711        * Network Appliance, Inc ....................         58,605
        251        * New Focus, Inc ............................            741
      8,527        * NIC, Inc ..................................         12,457
      6,600        * Novell, Inc ...............................         21,186
        752        * Nuance Communications, Inc ................          3,129
     37,203        * Oracle Corp ...............................        352,312
        983        * Palm, Inc .................................          1,730
      4,554          Paychex, Inc ..............................        142,495
      1,559        * Peoplesoft, Inc ...........................         23,168
      1,376        * Portal Software, Inc ......................          1,006
        200        * QLogic Corp ...............................          7,620
        215        * QRS Corp ..................................          1,671
      6,900        * Qualcomm, Inc .............................        189,681
        637        * Safeguard Scientifics, Inc ................          1,262
      4,191        * Sanmina-SCI Corp ..........................         26,365
        821        * Sapient Corp ..............................            855
        764          Scientific-Atlanta, Inc ...................         12,553
      4,300        * Siebel Systems, Inc .......................         61,146
      1,119        * Sitel Corp ................................          3,515
      7,405        * Solectron Corp ............................         45,541
        261        * SpeechWorks International, Inc ............            955
        570        * Speedfam-Ipec, Inc ........................          2,976
      6,267        * StorageNetworks, Inc ......................         12,340
      1,203        * Stratos Lightwave, Inc ....................          1,902
     28,263        * Sun Microsystems, Inc .....................        141,598
      3,252        * Sungard Data Systems, Inc .................         86,051
      1,188        * Sycamore Networks, Inc ....................          4,563
        333        * Symantec Corp .............................         10,933
        505          Symbol Technologies, Inc ..................          4,283
      4,078        * Tellabs, Inc ..............................         25,284
      7,883        * Tellium, Inc ..............................          7,181
     15,974          Texas Instruments, Inc ....................        378,584
      2,150          Thermo Electron Corp ......................         35,434
      1,528          Total System Services, Inc ................         28,713
      2,460        * Touch America Holdings, Inc ...............          6,718
         73        * Turnstone Systems, Inc ....................            271
        969        * Unisys Corp ...............................          8,703
      1,832        * VeriSign, Inc .............................         13,137
      3,795        * Veritas Software Corp .....................         75,103
      2,700        * Vishay Intertechnology, Inc ...............         59,400
      1,697        * Vitria Technology, Inc ....................          1,597
      3,400        * Xilinx, Inc ...............................         76,262
                                                                   ------------
                   TOTAL TECHNOLOGY ............................     11,413,158
                                                                   ------------

TRANSPORTATION--1.47%
      3,101          AMR Corp ..................................         52,283
      4,000        * BE Aerospace, Inc .........................         52,720
        783        * Continental Airlines, Inc (Class B) .......         12,341
      2,644          Delta Air Lines, Inc ......................         52,880
      2,609          Fedex Corp ................................        139,321
         61        * Kansas City Southern Industries, Inc ......          1,036
      8,274          Norfolk Southern Corp .....................        193,446
         68          Ryder System, Inc .........................          1,842
      1,076          Sabre Holdings Corp .......................         38,521
     11,039          Southwest Airlines Co .....................        178,390
        857        * UAL Corp ..................................          9,804
      5,077          United Parcel Service, Inc (Class B) ......        313,505
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,046,089
                                                                   ------------
UTILITIES--9.47%
     30,203          A T & T Corp ..............................        323,172
     18,468        * A T & T Wireless Services, Inc ............        108,038
      8,735        * AES Corp ..................................         47,344
      2,496          AGL Resources, Inc ........................         57,907
      4,431          Allegheny Energy, Inc .....................        114,014
        699        * Allen Telecom, Inc ........................          2,992


74 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------
     SHARES                                                           VALUE
     ------                                                           ------
UTILITIES--(CONTINUED)
      3,700        Allete, Inc .................................   $    100,270
      1,849        Alltel Corp .................................         86,903
      5,693        Aquila, Inc .................................         45,544
      2,415        Avista Corp .................................         33,281
     18,032        BellSouth Corp ..............................        568,008
      1,192        Black Hills Corp ............................         41,232
      7,100      * Calpine Corp ................................         49,913
      2,601        Cleco Corp ..................................         56,912
      3,596        Conectiv ....................................         92,744
      7,314        DPL, Inc ....................................        193,316
      3,986        Empire District Electric Co .................         81,637
     13,703     b* Enron Corp ..................................          1,453
      5,688        Equitable Resources, Inc ....................        195,098
      3,155        Hawaiian Electric Industries, Inc ...........        134,185
      5,250        Idacorp, Inc ................................        145,425
      8,134        KeySpan Corp ................................        306,245
      2,397        Kinder Morgan, Inc ..........................         91,134
        356        Madison Gas & Electric Co ...................          9,908
     10,200      * Mirant Corp .................................         74,460
      7,291        National Fuel Gas Co ........................        164,120
      2,444      * Nextel Communications, Inc (Class A) ........          7,845
      3,162        Nicor, Inc ..................................        144,662
      9,574        NiSource, Inc ...............................        209,000
      1,086      * NiSource, Inc (Sails) .......................          2,259
      1,585        Northwestern Corp ...........................         26,835
     14,069        OGE Energy Corp .............................        321,617
        138        Otter Tail Corp .............................          4,347
      3,275        Peoples Energy Corp .........................        119,407
      7,084        Potomac Electric Power Co ...................        152,029
     15,059        Puget Energy, Inc ...........................        310,968
      3,700        Questar Corp ................................         91,390

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                         ---------
     30,348        SBC Communications, Inc .....................   $    925,614
        221        SEMCO Energy, Inc ...........................          1,996
      2,093      * Sierra Pacific Resources ....................         16,325
        231        Southern Union Co ...........................          3,927
      6,906        Sprint Corp (FON Group) .....................         73,273
      4,279      * Sprint Corp (PCS Group) .....................         19,127
      1,898        Unisource Energy Corp .......................         35,267
      1,164        Unitil Corp .................................         34,758
     24,876        Verizon Communications, Inc .................        998,771
         42      * West Corp ...................................            926
        846        Western Gas Resources, Inc ..................         31,624
        600     b* Williams Communications Group, Inc ..........             13
     12,625        Williams Cos, Inc ...........................         75,620
     22,900     b* WorldCom, Inc (WorldCom Group) ..............          2,061
                                                                   ------------
                   TOTAL UTILITIES                                    6,734,916
                                                                   ------------
                   TOTAL COMMON STOCK
                   (COST $86,159,539)                                70,860,782
                                                                   ------------
SHORT TERM INVESTMENT--0.41%
 U.S. GOVERNMENT AND AGENCY--0.41%
                   Federal Home Loan Mortgage Corp (FHLMC)
   $290,000          1.900% 07/01/02 ...........................        290,000
                                                                   -------------
                   TOTAL SHORT TERM INVESTMENT
                     (COST $290,000)                                    290,000
                                                                   ------------
                   TOTAL PORTFOLIO--100.09%
                     (COST $86,449,539)                              71,150,782
                   OTHER ASSETS & LIABILITIES, NET--(0.09%)             (67,137)
                                                                   ------------
                   NET ASSETS--100.00%                             $ 71,083,645
                                                                   ============

------------
*  Non-income producing
b  In bankruptcy

 Statement of Investments (Unaudited) - MANAGED ALLOCATION FUND - June 30, 2002
--------------------------------------------------------------------------------
   SHARES                                                                VALUE
   ------                                                                -----

TIAA-CREF MUTUAL FUNDS--100.03%
   11,421,219      TIAA-CREF Bond Plus Fund ....................   $117,736,967
   7,775,680       TIAA-CREF Growth & Income Fund ..............     79,644,583
   8,947,305       TIAA-CREF Growth Equity Fund ................     67,999,518
   1,043,922       TIAA-CREF High-Yield Bond Fund ..............      8,725,983
   3,054,940       TIAA-CREF International Equity Fund 24,378,419
   2,961,200       TIAA-CREF Money Market Fund .................      2,964,882
                                                                   ------------
                   TOTAL TIAA-CREF MUTUAL FUNDS
                     (COST $373,572,853)                            301,450,352
                                                                   ------------
                   TOTAL PORTFOLIO--100.03%
                     (COST $373,572,853)                            301,450,352
                   OTHER ASSETS & LIABILITIES, NET--(0.03%)             (77,541)
                                                                   ------------
                   NET ASSETS--100.00%                             $301,372,811
                                                                   ============


                       SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 75

Statement of Investments (Unaudited) - HIGH-YIELD BOND FUND - June 30, 2002
--------------------------------------------------------------------------------
    PRINCIPAL                                            RATINGS+       VALUE
    ---------                                            --------       ------

BONDS--92.80%
 CORPORATE BONDS--92.80%
  AEROSPACE AND DEFENSE--0.85%
                Sequa Corp (Sr Note)
$ 750,000          9.000%, 08/01/09 .................      BA3       $  746,250
                                                                     ----------
                 TOTAL AEROSPACE AND DEFENSE                            746,250
                                                                     ----------
  BASIC INDUSTRIES--13.85%
                Acetex Corp (Sr Note)
  500,000          10.875%, 08/01/09 ................       B2          522,500
                Airgas, Inc (Guarantee Note)
  500,000          9.125%, 10/01/11 .................      BA2          541,250
                AK Steel Corp (Guarantee Note)
1,000,000          7.875%, 02/15/09 .................       B1        1,000,000
                Allied Waste North America (Guarantee Note)
1,000,000          7.625%, 01/01/06 .................      BA3          970,000
  500,000          10.000%, 08/01/09 ................       B2          491,250
                Caraustar Industries, Inc Note
1,000,000          7.375%, 06/01/09 .................      BA1        1,005,250
                Equistar Chemicals LP/Equistar
                Funding Corp (Guarantee Note)
  500,000          10.125%, 09/01/08 ................       B1          472,235
                Georgia-Pacific Corp Note
1,000,000          8.125%, 05/15/11 .................      BA1          946,860
                Hercules, Inc (Guarantee Note)
  750,000          11.125%, 11/15/07 ................      BA2          840,000
                IMC Global, Inc (Guarantee Note)
1,000,000          11.250%, 06/01/11 ................      BA1        1,077,230
                ISP Chemco, Inc (Guarantee Note)
  500,000          10.250%, 07/01/11 ................       B2          510,000
                ISP Holdings, Inc
  250,000          g 10.625%, 12/15/09 ..............       B2          247,500
                Lyondell Chemical Co Deb
  500,000          h 11.125%, 07/15/12 ..............      BA3          496,250
                Lyondell Chemical Co (Guarantee Note)
  500,000          9.500%, 12/15/08 .................      BA3          465,000
                Rock-Tenn Co Deb
1,000,000          8.200%, 08/15/11 .................     BAA3        1,058,760
                Scotts Co (Guarantee Note)
  500,000          8.625%, 01/15/09 .................       B2          510,000
                Wesco Distribution, Inc (Guarantee Note)
1,000,000          9.125%, 06/01/08 .................       B3          960,000
                                                                     -----------
                 TOTAL BASIC INDUSTRIES                              12,114,085
                                                                     -----------
CONSUMER CYCLICAL--25.35%
                Amerigas Partners LP/Amerigas Eagle
                  Finance Corp (Sr Note)
1,000,000          10.000%, 04/15/06 ................      BA3        1,060,000
  500,000          8.875%, 05/20/11 .................      BA3          525,000
                Autonation, Inc (Guarantee Note)
  500,000          9.000%, 08/01/08 .................      BA2          512,500
                Avaya, Inc (Sr Note)
  500,000          11.125%, 04/01/09 ................      BA2          457,500
                Beazer Homes Usa, Inc (Sr Note)
  500,000          g 8.375%, 04/15/12 ...............      BA2          505,000
                Block Communications, Inc (Sr Sub Note)
  500,000          g 9.250%, 04/15/09 ...............       B2          500,000
                Boyd Gaming Corp (Sr Sub Note)
  500,000          9.250%, 08/01/09 .................      BA3          535,000
                Canwest Media, Inc (Sr Sub Note)
  500,000          10.625%, 05/15/11 ................       B2          507,500
                Choctaw Resort Development Enterprise
                 (Sr Note)
  500,000          9.250%, 04/01/09 .................       B1          515,000

                Collins & Aikman Products
                 (Guarantee Note)
1,000,000          11.500%, 04/15/06 ................       B2         $950,000
                Collins & Aikman Products (Sr Note)
1,000,000          g 10.750%, 12/31/11 ..............       B1        1,005,000
                Corus Entertainment, Inc (Sr Sub Note)
1,000,000          8.750%, 03/01/12 .................       B1        1,015,000
                Dana Corp Note
  500,000          7.000%, 03/01/29 .................      BA3          370,000
                Dr Horton, Inc (Guarantee Note)
  500,000          10.500%, 04/01/05 ................      BA1          531,250
                Dr Horton, Inc (Sr Sub Note)
  500,000          9.750%, 09/15/10 .................      BA2          517,500
                Felcor Lodging LP
  500,000          9.500%, 09/15/08 .................      BA3          505,000
                Granite Broadcasting Corp (Sr Sub Note)
  500,000          10.375%, 05/15/05 ................      BA3          485,000
                Host Marriott Corp (Guarantee Note)
  500,000          7.875%, 08/01/05 .................      BA3          488,125
                Isle Of Capri Casinos, Inc (Sr Sub Note)
  500,000          g 9.000%, 03/15/12 ...............       B2          506,250
                Kb Home
  500,000          8.625%, 12/15/08 .................      BA3          505,000
                Key3Media Group, Inc
  500,000          11.250%, 06/15/11 ................     CAA3          225,000
                Liberty Group Operating, Inc
                 (Guarantee Note)
  500,000          9.375%, 02/01/08 .................     CAA1          460,000
                Mandalay Resort Group (Sr Sub Note)
  500,000          9.375%, 02/15/10 .................      BA3          530,000
                Meristar Hospitality Corp
                 (Guarantee Note)
  500,000          9.125%, 01/15/11 .................       B1          477,500
                MGM Mirage (Guarantee Note)
  250,000          9.750%, 06/01/07 .................      BA2          267,500
                Mohegan Tribal Gaming Authority
                 (Sr Note)
  500,000          8.000%, 04/01/12 .................      BA3          502,500
  500,000          8.750%, 01/01/09 .................      BA3          517,500
                Nextel Communications, Inc (Sr Note)
1,000,000          9.500%, 02/01/11 .................       B3          492,500
                Office Depot, Inc (Sr Sub Note)
  500,000          10.000%, 07/15/08 ................      BA1          550,000
                Park Place Entertainment Corp
                 (Sr Sub Note)
  250,000          7.875%, 12/15/05 .................      BA2          250,625
  250,000          8.875%, 09/15/08 .................      BA2          257,500
                Pliant Corp (Guarantee Note)
1,000,000        h 13.000%, 06/01/10 ................     CAA1        1,050,000
                Rogers Cantel, Inc Deb
  500,000        9.375%, 06/01/08 ...................     BAA3          335,000
                Samsonite Corp (Sr Sub Note)
  250,000        10.750%, 06/15/08 ..................     CAA2          200,000
                Sbarro, Inc (Guarantee Note)
  500,000        11.000%, 09/15/09 ..................       B2          507,500
                Steinway Musical Instruments
                 (Guarantee Note)
  250,000        8.750%, 04/15/11 ...................      BA3          253,750
                United Auto Group, Inc (Sr Sub Note)
  500,000        g 9.625%, 03/15/12 .................       B3          505,000
                Six Flags, Inc
  500,000        8.875%, 02/01/10 ...................       B2          497,500
                Six Flags, Inc (Sr Note)
  250,000        k 0.000%, 04/01/08 .................       B2          240,000
  500,000        9.750%, 06/15/07 ...................       B2          511,250

-----------------------------------------------------
+As provided by Moody's Investors Service (Unaudited)

76 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - HIGH-YIELD BOND FUND - June 30, 2002
--------------------------------------------------------------------------------
    PRINCIPAL                                            RATINGS+       VALUE
    ---------                                            --------       ------
CONSUMER CYCLICAL--(CONTINUED)
               Station Casinos, Inc (Sr Sub Note)
 $500,000        8.875%, 12/01/08 .................        B2       $  510,000
               Toll Corp (Sr Sub Note)
  500,000        8.250%, 12/01/11 .................       BA2          502,500
               Yum! Brand, Inc (Sr Note)
  500,000        8.875%, 04/15/11 .................       BA1          530,000
                                                                    ----------
               TOTAL CONSUMER CYCLICAL                              22,168,750
                                                                    ----------
CONSUMER NON-CYCLICAL--10.49%
               Avis Group Holdings, Inc (Guarantee Note)
  250,000        11.000%, 05/01/09 ................      BAA3          279,020
               Burns Philp Capital Property Ltd
                (Sr Sub Note)
1,000,000        g 9.750%, 07/15/12 ...............        B2          990,000
               Carrols Corp (Guarantee Note)
  500,000        9.500%, 12/01/08 .................        B3          490,000
               Coinmach Corp (Sr Note)
  500,000        g 9.000%, 02/01/10 ...............        B2          507,500
               Johnsondiversey, Inc
  500,000        g 9.625%, 05/15/12 ...............        B2          520,000
               Jostens, Inc
  250,000        12.750%, 05/01/10 ................        B3          277,500
               Land O'Lakes, Inc (Sr Note)
1,000,000        g 8.750%, 11/15/11 ...............       BA3          935,000
               Mail Well I Corp (Guarantee Note)
1,000,000        g 9.625%, 03/15/12 ...............        B1        1,005,000
               Pierce Leahy Command Co
                (Guarantee Note)
  500,000        8.125%, 05/15/08 .................        B2          501,250
               Pilgrims Pride Corp (Guarantee Note)
1,000,000        9.625%, 09/15/11 .................       BA3        1,036,250
               Quebecor Media, Inc (Sr Note)
  500,000        11.125%, 07/15/11 ................        B2          491,250
               Quebecor World Usa, Inc (Sr Sub Note)
  500,000        8.375%, 11/15/08 .................      BAA2          525,085
               Travelcenters Of America, Inc
                (Guarantee Note)
  500,000        12.750%, 05/01/09 ................        B3          550,625
               United Rentals (North America), Inc
1,000,000        10.750%, 04/15/08 ................        B1         1,065,000
                                                                     ----------
                 TOTAL CONSUMER NON-CYCLICAL                          9,173,480
                                                                     ----------
ENERGY--9.37%
               Chesapeake Energy Corp
                (Guarantee Note)
1,000,000        8.125%, 04/01/11 .................        B1           975,000
               El Paso Energy Partners LP/El Paso
                Energy Partners Finance Corp
  250,000        8.500%, 06/01/11 .................        B1           250,000
               Hanover Equipment Trust 2001 A
  500,000        g 8.500%, 09/01/08 ...............       BA3           462,500
               Leviathan Gas Pipeline Partners/
                Leviathan Finance Corp
                (Guarantee Note)
  500,000        10.375%, 06/01/09 ................        B1           530,000
               Luscar Coal Ltd (Sr Note)
  500,000        9.750%, 10/15/11 .................       BA3           535,000
               Magnum Hunter Resources, Inc (Sr Note)
1,000,000        g 9.600%, 03/15/12 ...............        B2         1,030,000
               Ocean Energy, Inc (Guarantee Note)
1,000,000        8.375%, 07/01/08 .................       BA1         1,057,720
               Peabody Energy Corp (Guarantee Note)
  806,000        9.625%, 05/15/08 .................        B1           854,360
               Pogo Producing Co (Sr Sub Note)
1,000,000        10.375%, 02/15/09 ................        B1         1,070,000
               Southern California Edison Note
1,000,000        h 7.625%, 01/15/10 ...............       BA3           920,000

               Westport Resources Corp
                (Guarantee Note)
 $500,000        8.250%, 11/01/11 .................       BA3          $512,500
                                                                     ----------
                 TOTAL ENERGY                                         8,197,080
                                                                     ----------
FINANCIAL SERVICES--2.87%
               Hollinger Participation Trust (Sr Note)
1,000,000        g 12.125%, 11/15/10 ..............        B3           990,428
               Istar Financial, Inc (Sr Note)
1,000,000        8.750%, 08/15/08 .................       BA1           991,250
               Nexstar Finance LLC/Nexstar Finance, Inc
                (Guarantee Note)
  500,000        12.000%, 04/01/08 ................        B3           530,000
                                                                     ----------
                 TOTAL FINANCIAL SERVICES                             2,511,678
                                                                     ----------
HEALTH CARE--3.44%
               Hca, Inc (Sr Note)
1,000,000        7.875%, 02/01/11 .................       BA1         1,062,410
                         Healthsouth Corp (Sr Note)
  500,000        8.375%, 10/01/11 .................       BA1           522,500
               Healthsouth Corp (Sr Sub Note)
  500,000        10.750%, 10/01/08 ................       BA3           542,500
               Rotech Healthcare, Inc (Sr Sub Note)
  500,000        g 9.500%, 04/01/12 ...............        B2           507,500
               Stericycle, Inc (Guarantee Note)
  325,000        12.375%, 11/15/09 ................        B3           373,750
                                                                     ----------
               TOTAL HEALTH CARE                                      3,008,660
                                                                     ----------
OTHER--5.50%
               American Achievement Corp
                (Guarantee Note)
1,000,000        11.625%, 01/01/07 ................        B1         1,025,000
               Tyco Internationall Ltd Note
1,000,000        h 6.375%, 10/15/11 ...............       BA2           762,500
               Tyco International Group S.A.
                (Guarantee Note)
1,000,000        h 6.250%, 06/15/03 ...............       BA2           900,000
               Von Hoffmann Press, Inc
                (Guarantee Note)
1,000,000        g 10.250%, 03/15/09 ..............        B2         1,025,000
               Yell Finance Bv (Sr Note)
1,000,000        10.750%, 08/01/11 ................        B2         1,092,500
                                                                     ----------
               TOTAL OTHER                                            4,805,000
                                                                     ----------
TECHNOLOGY--3.76%
               Adelphia Business Solutions, Inc
                (Guarantee Note)
1,000,000        j,k 0.000%, 04/15/03 .............        CA             2,500
               Advanstar Communications, Inc
                (Guarantee Note)
1,500,000        12.000%, 02/15/11 ................        B2         1,260,000
               Advanstar, Inc (Guarantee Note)
1,500,000        k 0.000%, 10/15/11 ...............        B3           645,000
               Asia Global Crossing Ltd (Sr Note)
  500,000        13.375%, 10/15/10 ................        CA            98,750
               Century Communications (Sr Note)
1,250,000        j,k 0.000%, 01/15/08 .............        CA           250,000
               Insight Communications (Sr Note)
1,000,000        k 0.000%, 02/15/11 ...............        B3           400,000
               Solectron Corp Note
1,000,000        k 0.000%, 11/20/20 ...............       BA3           468,800
               United Pan-Europe Communications NV
                (Sr Note)
1,000,000        j 11.250%, 02/01/10 ..............        CA           140,000
               United Pan-Europe Communications NV
                (Sr Note)
  250,000        j,k 0.000%, 02/01/10 .............        CA            24,375
                                                                     ----------
                 TOTAL TECHNOLOGY                                     3,289,425
                                                                     ----------


------------------------------------------------------
+As provided by Moody's Investors Service (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 77

Statement of Investments (Unaudited) - HIGH-YIELD BOND FUND - June 30, 2002
--------------------------------------------------------------------------------
    PRINCIPAL                                            RATINGS+       VALUE
    ---------                                            --------       ------
TRANSPORTATION--0.25%
                Northwest Airlines, Inc (Guarantee Note)
 $250,000        8.875%, 06/01/06 .................          B2        $220,000
                                                                     ----------
                TOTAL TRANSPORTATION                                    220,000
                                                                     ----------
UTILITIES--17.07%
               A T &T Wireless Group (Sr Note)
1,000,000        7.875%, 03/01/11 .................        BAA2         812,510
               AES Corp (Sr Note)
  500,000        9.375%, 09/15/10 .................         BA3         322,500
               AES Corp (Sr Sub Note)
  500,000        8.375%, 08/15/07 .................          B2         245,000
               AES Drax Energy Ltd
  250,000        11.500%, 08/30/10 ................          B1         102,500
               AES Drax Holdings Ltd
  250,000        10.410%, 12/31/20 ................         BA1         198,148
               Avista Corp (Sr Note)
  500,000        9.750%, 06/01/08 .................         BA1         533,015
               British Sky Broadcasting Plc Note
1,000,000        8.200%, 07/15/09 .................         BA1         985,590
               Calpine Canada Energy Finance
                (Guarantee Note)
2,750,000        8.500%, 05/01/08 .................          B1       1,823,747
               Calpine Corp (Sr Note)
1,000,000        8.500%, 02/15/11 .................          B1         655,000
               Charter Communications Holdings
                Capital Corp (Sr Note)
1,000,000        g 10.000%, 05/15/11 ..............          B2         670,000
  500,000        11.125%, 01/15/11 ................          B2         345,000
1,500,000        10.750%, 10/01/09 ................          B2       1,035,000
               CMS Energy Corp (Sr Note)
  250,000        8.500%, 04/15/11 .................          B3         177,500
  500,000        9.875%, 10/15/07 .................          B3         375,000
               Flag Ltd (Sr Note)
  250,000        j 8.250%, 01/30/08 ...............          CA          12,500
               Global Crossing Holding Ltd
                (Guarantee Note)
  500,000        j 9.500%, 11/15/09 ...............          CA           3,750
  250,000        j 8.700%, 08/01/07 ...............          CA           1,875
               Gray Communication System
                (Sr Sub Note)
1,000,000        g 9.250%, 12/15/11 ...............          B3       1,020,000
               Ingram Micro, Inc (Sr Sub Note)
1,000,000        9.875%, 08/15/08 .................         BA2       1,040,000
               Insight Midwest LP/Insight Capital, Inc
                (Sr Note)
  600,000        10.500%, 11/01/10 ................          B1         564,000
               Nextel Communications, Inc (Sr Note)
1,000,000        9.375%, 11/15/09 .................          B3         507,500
               Orion Power Holdings, Inc (Sr Note)
  250,000        12.000%, 05/01/10 ................         BA1         212,500
               Primedia, Inc (Guarantee Note)
  500,000        8.875%, 05/15/11 .................          B3         370,000
  500,000        7.625%, 04/01/08 .................          B3         360,000
               Pseg Energy Holdings, Inc (Sr Note)
1,000,000        8.625%, 02/15/08 .................        BAA3         971,990
               Qwest Capital Funding
                (Guarantee Note)
  500,000        7.250%, 02/15/11 .................         BA2         275,000
               Qwest Corp Note
  500,000        g 8.875%, 03/15/12 ...............        BAA3         450,800
               Tiverton Power Associations Ltd/
                Rumford Power Associations Ltd LP
  500,000        g 9.000%, 07/15/18 ...............          B1         340,000
               TNP Enterprises, Inc (Sr Sub Note)
  500,000        10.250%, 04/01/10 ................         BA3         520,000

               Velocita Corp (Sr Note)
 $500,000        j 13.750%, 05/15/10 ..............          NR          $1,250
                                                                     ----------
                 TOTAL UTILITIES                                     14,931,675
                                                                     ----------
                 TOTAL CORPORATE BONDS
                  (COST $88,012,561)                                 81,166,083
                                                                     ----------
                 TOTAL BONDS
                  (COST $88,012,561)                                 81,166,083
                                                                     ----------
PREFFERED STOCK--0.67%
 CONSUMER CYCLICAL--0.30%
      2,500        Sinclair Capital ...............                     259,688
                                                                     ----------
                   TOTAL CONSUMER CYCLICAL                              259,688
                                                                     ----------
CONSUMER NON-CYCLICAL--0.34%
     10,000        Primedia, Inc Series D .........                     300,000
                                                                     ----------
                   TOTAL CONSUMER NON-CYCLICAL                          300,000
                                                                     ----------
UTILITIES--0.03%
      5,000     j* Adelphia Communications, Inc ...                      20,000
      1,894    b,j Global Crossing Holding Ltd ....                          19
      3,800    b,j Global Crossing Holding Ltd Cv .                         190
      2,629        Mcleodusa, Inc .................                       9,859
                                                                     ----------
                   TOTAL UTILITIES                                       30,068
                                                                     ----------
                   TOTAL PREFFERED STOCK
                    (COST $2,653,422)                                   589,756
                                                                     ----------
COMMON STOCK--0.00%
 CONSUMER CYCLICAL--0.00%
        250      * Jostens, Inc (Class E)
                    Wts 05/01/10 ..................                           3
      1,500      * Travelcenters Of America, Inc
                    Wts 05/01/09 ..................                          15
                                                                     ----------
                   TOTAL CONSUMER CYCLICAL                                   18
                                                                     ----------
TECHNOLOGY--0.00%
      1,500      * Advanstar Holdings Corp Wts
                    10/15/11 ......................                          15
        250      * Pliant Corp Wts 06/01/10 .......                           3
                                                                     ----------
                   TOTAL TECHNOLOGY                                          18
                                                                     ----------
 UTILITIES--0.00%
        500      * P.F. Net Communications, Inc
                    Wts 05/15/10 ..................                           5
      5,825      * McLeodUSA, Inc Wts 04/16/07 ....                         583
                                                                     ----------
                   TOTAL UTILITIES                                          588
                                                                     ----------
                   TOTAL COMMON STOCK
                    (COST $625,983)                                         624
                                                                     ----------
SHORT TERM INVESTMENT--6.08%
 U.S. GOVERNMENT AND AGENCY--6.08%
                 Federal Home Loan Mortgage Corp (FHLMC)
 $5,320,000        1.700%, 07/01/02                                   5,320,000
                                                                     ----------
                 TOTAL SHORT TERM INVESTMENT
                  (COST $5,320,000)                                   5,320,000
                                                                     ----------
                 TOTAL PORTFOLIO--99.55%
                  (COST $96,611,966)                                 87,076,463
                 OTHER ASSETS & LIABILITIES, NET--0.45%                 390,398
                                                                     ----------
                 NET ASSETS--100.00%                                $87,466,861
                                                                    ===========

--------------

*    Non-income producing

b    In bankruptcy

g Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At June 30, 2002, the value of these securities amounted to $ 13,722,478 or 15.69% of the net assets.

h    These securities were purchased on a delayed delivery basis.

j    Security in default.

k Zero coupon until a specified date at which time the stated rate becomes effective until maturity.

------------------------------------------------------
+As provided by Moody's Investors Service (Unaudited)

78 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

  Statement of Investments (Unaudited) - SHORT TERM BOND FUND - June 30, 2002
--------------------------------------------------------------------------------
    PRINCIPAL                                            RATINGS+       VALUE
    ---------                                            --------       ------

BOND--91.32%
CORPORATE BONDS--41.19%
 ASSET BACKED--3.93%

               CIT Equipment Collateral
                 Series 2000-2 (Class A3)
$ 744,275        6.840%, 06/20/04 .................          AAA       $760,434
               Residential Asset Securities Corp
                Series 2001-Ks2 (Class Ai3)
1,000,000        5.751%, 03/25/27 .................          AAA      1,030,720
               Sears Credit Account Master Trust
1,000,000        5.250%, 10/16/08 .................          AAA      1,024,680
               Washington Mutual
                Series 2002-ar5 (Class 2A4)
1,000,000        5.355%, 06/25/32 .................          AAA      1,015,530
                                                                     ----------
                 TOTAL ASSET BACKED                                   3,831,364
                                                                     ----------
BASIC INDUSTRIES--2.19%

               Alcoa, Inc Deb
  500,000        6.125%, 06/15/05 .................          A1         528,065
               Cooper Industries Ltd Note
  500,000        5.250%, 07/01/07 .................          A3         497,595
               International Paper Co Note
  500,000        8.125%, 07/08/05 .................        BAA1         546,775
               Rohm & Haas Co Note
  534,000        6.950%, 07/15/04 .................          A3         565,981
                                                                     ----------
                 TOTAL BASIC INDUSTRIES                               2,138,416
                                                                     ----------
CONSUMER CYCLICAL--4.14%

               AOL Time Warner, Inc Note
  500,000        5.625%, 05/01/05 .................        BAA1         485,250
  500,000        6.125%, 04/15/06 .................        BAA1         484,645
               CBS Corp Note
  500,000        6.875%, 09/01/03 .................        BAA3         518,095
               Clear Channel Communication (Sr Note)
  500,000        7.250%, 09/15/03 .................        BAA3         504,440
               Daimlerchrysler Na Holding Corp
                (Guarantee Note)
  500,000        6.900%, 09/01/04 .................          A3         526,220
               Viacom, Inc Note
  500,000        5.625%, 05/01/07 .................          A3         500,725
               Wal-Mart Stores, Inc Note
  500,000        4.150%, 06/15/05 .................          NR         506,875
               Walt Disney Co (Sr Note)
  500,000        5.125%, 12/15/03 .................          A2         511,380
                                                                     -----------
                 TOTAL CONSUMER CYCLICAL                              4,037,630
                                                                     -----------
 CONSUMER NON-CYCLICAL--6.01%
             Coca-Cola Co Note
  500,000        4.000%, 06/01/05 .................         AA3         501,470
               Diageo Capital Plc (Guarantee Note)
  500,000        6.625%, 06/24/04 .................          A1         531,865
               General Mills, Inc Note
1,000,000        5.125%, 02/15/07 .................        BAA1         999,780
               Kraft Foods, Inc Note
  500,000        4.625%, 11/01/06 .................          A2         496,605
               Newell Rubbermaid, Inc Note
  500,000        6.000%, 03/15/07 .................        BAA1         517,515
               Pepsico, Inc Note
1,000,000        4.500%, 09/15/04 .................          A1       1,019,290
               RJ Reynolds Tobacco Holdings, Inc
                (Guarantee Note)
  250,000        6.500%, 06/01/07 .................        BAA2         253,643
               Safeway, Inc Note
1,000,000        7.000%, 09/15/02 .................        BAA2       1,004,990
               Unilever Capital Corp (Guarantee Note)
  500,000        6.750%, 11/01/03 .................          A1         527,440
                                                                     ----------
                 TOTAL CONSUMER NON-CYCLICAL                          5,852,598
                                                                     ----------
ENERGY--2.25%
               Conoco, Inc (Sr Note)
$ 750,000        5.900%, 04/15/04 .................          A3        $779,940
               Keyspan Corp
  500,000        6.150%, 06/01/06 .................          A3         520,550
               Phillips Pete Note
  350,000        8.500%, 05/25/05 .................          A3         390,341
               Texas Eastern Transmission LP Note
  500,000        h 5.250%, 07/15/07 ...............          A2         499,770
                                                                     ----------
               TOTAL ENERGY                                           2,190,601
                                                                     ----------

FINANCIAL SERVICES--15.23%
               AIG Sunamerica Global Financing
                (Sr Note)
  500,000        7.400%, 05/05/03 .................         AAA         519,525
               Bank of America Corp (Sr Note)
  500,000        5.250%, 02/01/07 .................         AA2         507,305
               Caterpillar Financial Services Corp Note
  250,000        4.875%, 06/15/07 .................          A2         249,620
               CIT Group, Inc (Sr Note)
  500,000        7.375%, 04/02/07 .................          A2         503,275
               Citigroup, Inc (Sr Note)
1,000,000        5.750%, 05/10/06 .................         AA1       1,037,290
               Credit Suisse First Boston Usa, Inc Note
  500,000        5.750%, 04/15/07 .................         AA3         511,520
               Fleetboston Financial Corp (Sub Note)
  500,000        8.125%, 07/01/04 .................          A3         539,380
               Ford Motor Credit Co Note
  500,000        6.550%, 09/10/02 .................          A3         502,580
1,000,000        6.875%, 02/01/06 .................          A3       1,021,330
               Ford Motor Credit Co (Sr Note)
  500,000        6.125%, 03/20/04 .................          A3         510,655
               General Electric Capital Corp Note
  200,000        5.650%, 03/31/03 .................         AAA         203,934
  500,000        5.350%, 03/30/06 .................         AAA         513,875
               General Motors Acceptance Corp Note
  500,000        5.250%, 05/16/05 .................          A2         502,190
  500,000        6.750%, 01/15/06 .................          A2         518,205
               Household Finance Corp Note
  500,000        5.875%, 11/01/02 .................          A2         504,760
               Household Finance Corp (Sr Note)
  500,000        5.875%, 09/25/04 .................          A2         509,565
               Inter-American Development Bank Deb
  500,000        5.375%, 01/18/06 .................         AAA         522,750
               Lehman Brothers Holdings Note
  500,000        6.250%, 05/15/06 .................          A2         520,795
               Lincoln National Corp Note
  250,000        5.250%, 06/15/07 .................          A3         253,025
               Marsh & Mclennan Cos, Inc Note
  500,000        5.375%, 03/15/07 .................          A2         511,975
               Mellon Funding Corp (Guarantee Note)
  500,000        4.875%, 06/15/07 .................          A1         501,195
               Merrill Lynch & Co, Inc Note
  500,000        6.800%, 11/03/03 .................         AA3         522,450
               Morgan Stanley Dean Witter & Co
                (Sr Unsub Note)
  500,000        7.125%, 01/15/03 .................         AA3         512,520
               National City Bank/Indiana Note
  250,000        0.000%, 07/20/07 .................         AA3         251,815
               National Rural Utility Coop Finance Note
  500,000        6.500%, 03/01/07 .................          A2         521,335
               Nisource Finance Corp (Guarantee Note)
  500,000        5.750%, 04/15/03 .................        BAA3         496,990
               Wachovia Bank Na Note
  500,000        4.850%, 07/30/07 .................          NR         499,510

-----------------------------------------------------
+As provided by Moody's Investors Service (Unaudited)



                        SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 79

  Statement of Investments (Unaudited) - SHORT TERM BOND FUND - June 30, 2002
--------------------------------------------------------------------------------
    PRINCIPAL                                            RATINGS+       VALUE
    ---------                                            --------       ------

FINANCIAL SERVICES--(CONTINUED)

               Wells Fargo &Co Note
$   500,000       6.625%, 07/15/04 .................       AA2         $530,040
               Wells Fargo & Co (Sr Note)
    500,000       7.250%, 08/24/05 .................       AA2          543,550
                                                                     ----------
                 TOTAL FINANCIAL SERVICES                            14,842,959
                                                                     ----------
 HEALTH CARE--3.38%
               Bristol-Myers Squibb Note
  1,000,000       4.750%, 10/01/06 .................       AA2        1,002,640
               Merck & Co, Inc Note
    500,000       5.250%, 07/01/06 .................       AAA          515,835
               Pfizer, Inc Note
    500,000       5.625%, 02/01/06 .................       AAA          523,810
  1,000,000       3.625%, 11/01/04 .................       AAA        1,006,433
               Tenet Healthcare Corp (Sr Note)
    250,000       5.000%, 07/01/07 .................      BAA3          246,308
                                                                     ----------
                 TOTAL HEALTH CARE                                    3,295,026
                                                                     ----------
PRODUCER DURABLES--0.52%
               Ingersoll-Rand Co Note
    500,000       5.750%, 02/14/03 .................        A3          508,805
                                                                     ----------
                 TOTAL PRODUCER DURABLES                                508,805
                                                                     ----------
UTILITIES--3.54%
               A T &T Wireless Services, Inc (Sr Note)
    500,000       6.875%, 04/18/05 .................      BAA2          445,020
               American Electric Power Note
    500,000       6.125%, 05/15/06 .................      BAA1          508,470
               Consumers Energy Co (Sr Note)
    500,000       6.000%, 03/15/05 .................      BAA3          453,915
               Firstenergy Corp Note
    500,000       5.500%, 11/15/06 .................      BAA2          485,280
               SBC Communications, Inc Note
  1,000,000       5.750%, 05/02/06 .................       AA3        1,039,610
               TXU Corp (Sr Sub Note)
    500,000       6.375%, 06/15/06 .................      BAA3          512,140
                                                                     ----------
               TOTAL UTILITIES                                        3,444,435
                                                                     ----------
                 TOTAL CORPORATE BONDS
                  (COST $39,392,659)                                 40,141,834
                                                                     ----------
GOVERNMENT BONDS--50.13%
 AGENCY SECURITIES--33.72%
               Federal Home Loan Mortgage Corp (FHLMC)
  1,000,000       5.500%, 05/02/06 .................       AA2       1,050,430
  1,750,000       7.000%, 07/15/05 .................       AAA       1,913,783

               Federal National Mortgage Association (FNMA)
$ 2,500,000       5.000%, 01/15/04 .................        AAA      $2,591,050
  9,800,000       4.250%, 06/15/05 .................        AAA       9,998,744
  3,000,000       5.250%, 01/15/06 .................        AAA       3,127,920
  1,200,000       5.750%, 04/15/08 .................                  1,265,616
  2,000,000       5.750%, 07/15/03 .................                  2,074,080
 10,000,000       6.875%, 01/15/05 .................        AAA      10,843,000
                                                                     ----------
                 TOTAL AGENCY SECURITIES                             32,864,623
                                                                     ----------
 FOREIGN GOVERNMENT BONDS--1.75%
               Canadian Government Bond
    100,000       6.375%, 11/30/04 .................          AA2       106,880
               Ontario Province Canada
    500,000       7.625%, 06/22/04 .................          AA3       541,695
    500,000       7.375%, 01/27/03 .................          AA3       514,600
               Italy Government International Bond
    500,000       7.250%, 02/07/05 .................          AA3       544,920
                                                                     -----------
                 TOTAL FOREIGN GOVERNMENT BONDS                       1,708,095
                                                                     -----------
U.S. TREASURY SECURITIES--14.66%
               U.S. Treasury Note
  3,402,660       3.375%, 01/15/07 .................                  3,539,277
  3,893,120       3.625%, 01/15/08 .................                  4,075,591
    500,000       3.875%, 06/30/03 .................                    509,365
               U.S. Treasury Bond
  5,250,000       10.000%, 05/15/10 ................                  6,164,443
                                                                     -----------
                 TOTAL U.S. TREASURY SECURITIES                      14,288,676
                                                                     -----------
                 TOTAL GOVERNMENT BONDS
                  (COST $47,848,662)                                 48,861,394
                                                                     -----------
                 TOTAL BONDS
                  (COST $87,241,321)                                 89,003,228
                                                                     -----------

SHORT TERM INVESTMENT--6.61%
 U.S. GOVERNMENT AND AGENCY--6.61%
                 Federal Home Loan Mortgage Corp (FHLMC)
 $6,440,000        1.700%, 07/01/02 ................                  6,440,000
                                                                    -----------
                 TOTAL SHORT TERM INVESTMENT
                  (COST $6,440,000)                                   6,440,000
                                                                    -----------
                 TOTAL PORTFOLIO--97.93%
                  (COST $93,681,321)                                 95,443,228
                 OTHER ASSETS & LIABILITIES, NET--2.07%               2,014,124
                                                                    -----------
                 NET ASSETS--100.00%                                $97,457,352
                                                                    ===========

----------
h  These securities were purchased on a delayed delivery basis.

-----------------------------------------------------
+As provided by Moody's Investors Service (Unaudited)

80 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments (Unaudited) - TAX-EXEMPT BOND - June 30, 2002
--------------------------------------------------------------------------------
  PRINCIPAL                                                           VALUE
  ---------                                                           -----
MUNICIPAL BONDS--104.54%
LONG TERM MUNICIPAL BONDS
 ALABAMA--4.85%

                Alabama Water Pollution Control Authority
    $1,480,000    5.500%, 08/15/12 ...............................    $1,560,423
                Birmingham Alabama
       750,000    5.250%, 07/01/11 ...............................       821,678
                Birmingham Industrial Water Board
     1,080,000    d 6.000%, 07/01/07 .............................     1,223,348
                West Jefferson Amusement & Public Park
                Authority Revenue
     1,205,000    7.500%, 12/01/08 ...............................     1,370,519
                                                                     -----------
                                                                       4,975,968
                                                                     -----------
ALASKA--0.27%
                Valdez Alaska Marine Term Revenue
       275,000    v 1.100%, 12/01/33 .............................       275,000
                                                                     -----------
CALIFORNIA--0.72%
                Delta Countys California Home Mortgage Finance
                Authority Single Family Mortgage Revenue
       685,000    6.700%, 06/01/24 ...............................       737,738
                                                                     -----------
COLORADO--3.12%
                Adams County School District No 12
     3,000,000    5.400%, 12/15/13 ...............................     3,204,420
                                                                     -----------
DISTRICT OF COLUMBIA--2.20%
                District Columbia (General Obligation)
     1,000,000    5.500%, 06/01/10 ...............................     1,101,720
                District Columbia Hospital Revenue
     1,000,000    6.000%, 08/15/10 ...............................     1,150,860
                                                                     -----------
                                                                       2,252,580
                                                                     -----------
ILLINOIS--4.19%
                Chicago Metropolitan Water Reclamation District
     1,605,000    5.000%, 12/01/11 ...............................     1,738,953
                Cook County Community Consolidated School District
     1,310,000    5.500%, 12/01/14 ...............................     1,463,637
                Springfield Illinois Electricity Revenue
     1,000,000    5.500%, 03/01/09 ...............................     1,101,000
                                                                     -----------
                                                                       4,303,590
                                                                     -----------
INDIANA--9.63%
                Indiana Bond Bank Revenue
     2,000,000    5.500%, 08/01/10 ...............................     2,217,340
                Indiana Transportation Finance Authority Revenue
     3,835,000    d 5.250%, 12/01/13 .............................     4,068,168
                Indianapolis Indiana Multi-Family Revenue
       935,000    4.875%, 12/01/11 ...............................       957,674
                Lake County Building Corp
     1,000,000    d 5.750%, 08/01/10 .............................     1,125,110
                Valparaiso Middle Schools Building Corp
     1,385,000    5.250%, 07/15/10 ...............................     1,510,135
                                                                     -----------
                                                                       9,878,427
                                                                     -----------
   IOWA--1.07%
                Muscatine Iowa Electric Revenue
     1,000,000    5.500%, 01/01/12 ...............................     1,102,150
                                                                     -----------
 KANSAS--2.56%
                Johnson County Unified School District No 512
                Shawnee Mission
     2,520,000    5.300%, 10/01/13 ...............................     2,627,957
                                                                     -----------
KENTUCKY--1.25%
                Kentucky Turnpike Authority Toll Road Revenue
     1,165,000    d 6.000%, 07/01/11 .............................     1,286,055
                                                                     -----------
MASSACHUSETTS--4.69%
                Massachusetts State (General Obligation)
     2,000,000    h 5.500%, 11/01/12 .............................     2,233,000

                Massachusetts State Port Authority
    $2,420,000    5.500%, 07/01/14 ...............................    $2,581,124
                                                                     -----------
                                                                       4,814,124
                                                                     -----------
MISSISSIPPI--0.10%
                Mississippi Gulf Coast Regional Wastewater Authority
       100,000    4.800%, 07/01/09 ...............................       106,536
                                                                     -----------
MISSOURI--1.71%
                Missouri State Water Pollution Control Revenue
       700,000    5.500%, 07/01/12 ...............................       783,090
                Missouri State Environmental Improvement & Energy
                Resources Authority
       900,000    5.800%, 09/01/09 ...............................       976,671
                                                                     -----------
                                                                       1,759,761
                                                                     -----------
 NEVADA--2.36%
                Clark County Nevada Pollution Control Revenue
       800,000    5.300%, 10/01/11 ...............................       704,976
                Clark County School District
     1,550,000    5.500%, 06/15/11 ...............................     1,719,043
                                                                     -----------
                                                                       2,424,019
                                                                     -----------
NEW JERSEY--3.13%
                New Jersey State Turnpike Authority Revenue
     1,930,000    5.700%, 05/01/13 ...............................     2,128,771
                University of Medicine & Dentistry of New Jersey
     1,000,000    5.000%, 12/01/10 ...............................     1,083,670
                                                                     -----------
                                                                       3,212,441
                                                                     -----------
NEW MEXICO--3.91%
                New Mexico Educational Assistance Foundation
     2,670,000    7.050%, 03/01/10 ...............................     2,835,540
                New Mexico Mortgage Finance Authority
     1,025,000    6.000%, 07/01/10 ...............................     1,177,694
                                                                     -----------
                                                                       4,013,234
                                                                     -----------
NEW YORK--16.91%
                Binghamton New York City School District
       305,000    4.125%, 02/15/12 ...............................       305,448
                Central Square New York Central School District
     1,000,000    4.000%, 05/15/13 ...............................       980,550
                Evans & Brant New York Central School District
     1,340,000    h 4.000%, 12/15/12 .............................     1,328,128
                Johnstown New York City School District
     1,020,000    h 4.000%, 06/15/12 .............................     1,011,269
                Metropolitan Transportation Authority New York
     2,500,000    5.500%, 11/15/13 ...............................     2,795,300
                Nassau County New York
       775,000    6.000%, 07/01/10 ...............................       883,748
                New York City Municipal Water Finance Authority
     1,840,000    h 5.250%, 06/15/12 .............................     2,010,697
                New York State (General Obligation)
       800,000    v 1.750%, 08/15/17 .............................       800,000
       600,000    v 1.750%, 08/01/09 .............................       600,000
       100,000    v 1.950%, 08/01/16 .............................       100,000
       800,000    v 1.950%, 08/15/18 .............................       800,000
       400,000    v 1.950%, 08/01/19 .............................       400,000
       300,000    v 1.950%, 08/15/19 .............................       300,000
       100,000    v 1.950%, 08/15/20 .............................       100,000
                New York State Environmental Facilities Corp
     2,500,000    5.000%, 06/15/12 ...............................     2,700,375
                Royalton-Hartland New York Central School District
       645,000    4.125%, 08/15/12 ...............................       646,025
                Schenectady New York City School District
     1,520,000    4.500%, 06/15/10 ...............................     1,588,370
                                                                     -----------
                                                                      17,349,910
                                                                     -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 81

     Statement of Investments (Unaudited) - TAX-EXEMPT BOND - June 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                           VALUE
  ---------                                                           -----

NORTH CAROLINA--1.56%
                North Carolina Municipal Power Agency No 1 Catawba
                Electric Revenue
    $1,400,000    6.000%, 01/01/11 ...............................   $1,601,474
                                                                   ------------
OHIO--3.05%
                Ohio State Air Quality Development Authority
       500,000    v 1.200%, 06/01/23 .............................      500,000
                Ohio State Water Development Authority
     2,400,000    5.250%, 12/01/14 ...............................    2,631,408
                                                                   ------------
                                                                      3,131,408
                                                                   ------------
PENNSYLVANIA--4.23%
                Carbon County Industrial Development Authority
     2,220,000    d 6.650%, 05/01/10 .............................    2,397,289
                Pennsylvania Economic Development
                  Financing Authority
     1,030,000    6.000%, 11/01/09 ...............................    1,085,352
                Philadelphia Pennsylvania (General Obligation)
       800,000    5.000%, 09/15/11 ...............................      860,296
                                                                   ------------
                                                                      4,342,937
                                                                   ------------
SOUTH CAROLINA--1.03%
                York County South Carolina Pollution
                  Control Revenue
     1,040,000    7.400%, 01/01/10 ...............................    1,052,490
                                                                   ------------
TENNESSEE--2.38%
                Memphis-Shelby County Airport Authority
     2,025,000    5.000%, 09/01/09 ...............................    2,079,959
                Sullivan County Industrial Development Board
       360,000    v 1.900%, 10/01/16 .............................      360,000
                                                                   ------------
                                                                      2,439,959
                                                                   ------------
TEXAS--11.12%
                Austin Texas Utility System Revenue
     2,500,000    5.000%, 11/15/11 ...............................    2,611,500
                Bexar County Txas Revenue
     1,350,000    5.500%, 08/15/09 ...............................    1,498,189
                Brazos River Authority Texas Revenue
     2,985,000    4.900%, 10/01/15 ...............................    3,111,355
                Houston Texas Airport System Revenue
       910,000    5.800%, 07/01/10 ...............................      994,685
                Houston Texas Hotel Occupancy Tax &
                  Special Revenue
     1,000,000    5.500%, 09/01/11 ...............................    1,109,560
                Lone Star Airport Improvement Authority
     1,030,000    v 2.030%, 12/01/14 .............................    1,030,000
                Lower Colorado River Authority Texas Revenue
     1,000,000    5.000%, 01/01/15 ...............................    1,057,920
                                                                   ------------
                                                                     11,413,209
                                                                   ------------
UTAH--3.83%
                Salt Lake County Municipal Building Authority
     2,000,000    5.000%, 10/01/09 ...............................    2,161,300
                Utah County Municipal Building Authority
     1,645,000    5.000%, 11/01/11 ...............................    1,767,223
                                                                   ------------
                                                                      3,928,523
                                                                   ------------
VIRGINIA--1.26%
                Virginia State Transportation Board
     1,230,000    5.125%, 05/15/12 ...............................    1,290,061
                                                                   ------------
VIRGIN ISLANDS--1.22%
                Virgin Islands Water & Power Authority
     1,205,000    5.000%, 07/01/09 ...............................    1,249,549
                                                                   ------------
WASHINGTON--7.36%
                Benton County School District No. 17 Kennewick
     2,000,000    5.000%, 12/01/09 ...............................    2,163,280
                Cowlitz County Washington Public Utility
                  District 1 Electric
                Distribution System Revenue
     1,000,000    5.000%, 09/01/11 ...............................    1,073,180
                Energy Northwest Washington Electric Revenue
     1,500,000    d 5.500%, 07/01/11 .............................    1,652,400

                Kitsap County Washington School District No. 400
                North Kitsap (General Obligation)
    $1,380,000    5.000%, 06/01/11 ...............................   $1,476,545
                Washington State (General Obligation)
     1,050,000    6.000%, 01/01/10 ...............................    1,188,600
                                                                   ------------
                                                                      7,554,005
                                                                   ------------
WEST VIRGINIA--1.07%
                West Virginia State (General Obligation)
     1,000,000    5.750%, 06/01/14 ...............................    1,092,060
                                                                   ------------
WISCONSIN--3.39%
                Wisconsin State (General Obligation)
     2,135,000    5.500%, 05/01/11 ...............................    2,298,733
Wisconsin State Clean Water Revenue
     1,065,000    5.500%, 06/01/11 ...............................    1,177,336
                                                                   ------------
                                                                      3,476,069
                                                                   ------------
WYOMING--0.37%
                Uinta County Wyoming Pollution Control Revenue
       375,000    v 1.100%, 07/01/26 .............................      375,000
                                                                   ------------
                TOTAL LONG TERM MUNICIPAL BONDS
                (COST $104,338,999)                                 107,270,654
                                                                   ------------
                TOTAL PORTFOLIO--104.54%
                (COST $104,338,999)                                 107,270,654
                OTHER ASSETS & LIABILITIES, NET--(4.54%)             (4,658,083)
                                                                   ------------
                NET ASSETS--100.00%                                $102,612,571
                                                                   ============

---------
d All or portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

h  These securities were purchased on a delayed delivery basis.

v  Variable rate demand note.

82 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2002
--------------------------------------------------------------------------------
  PRINCIPAL                                              RATINGS+         VALUE
    -----                                                --------         -----
BONDS--98.03%
CORPORATE BONDS--31.66%
 AEROSPACE AND DEFENSE--0.68%

                Lockheed Martin Corp
$1,000,000       8.500%, 12/01/29 .................         BAA2    $1,194,960
                United Technologies Corp Note
1,000,000        6.350%, 03/01/11 .................           A2     1,043,100
                                                                    ----------
                TOTAL AEROSPACE AND DEFENSE                          2,238,060
                                                                    ----------
ASSET BACKED--4.32%
                Chase Funding Mortgage Loan
                 Series 2001-4 (Class1A3)
2,000,000         5.053%, 02/25/23 .................          AAA    2,038,729
                Detroit Edison Securitization Funding LLC
                 Series 2001-1 (Class A3)
  500,000         5.875%, 03/01/10 .................          AAA      527,507
                General Electric Capital Manufacturing
                 Services, Inc Series 1999-He1 (Class A3)
  246,597         6.035%, 06/25/20 .................          AAA      246,871
                Household Automotive Trust
                 Series 2000-2 (Class A3)
2,000,000         3.680%, 04/17/06 .................          AAA    2,000,620
                Nissan Auto Receivables Owner Trust
                 Series 2001-C (Class A4)
1,000,000         4.800%, 02/15/07 .................          AAA    1,026,046
                Peco Energy Transition Trust
                 Series 1999-A (Class A7)
1,000,000         6.130%, 03/01/09 .................          AAA    1,059,780
                Public Service New Hampshire Funding LLC
                 Series 2001-1 (Class A2)
1,000,000         5.730%, 11/01/10 .................          AAA    1,038,430
                Residential Asset Securities Corp
                 (Guarantee Note)
1,000,000         6.084%, 06/25/32 .................          AAA    1,029,640
                Residential Asset Securities Corp
                 Series 1999-Ks2 (Class Ai9)
1,500,000         7.150%, 07/25/30 .................          AAA    1,595,271
                Residential Asset Securities Corp
                 Series 2001-Ks2 (Class Ai3)
  500,000         5.751%, 03/25/27 .................          AAA      515,360
                Residential Asset Securities Corp
                 Series 2001-Ks2 (Class Ai4)
1,000,000         6.417%, 02/25/29 .................          AAA    1,046,086
                Residential Asset Securities Corp
                 Series 2001-Ks2 (Class Ai6)
1,000,000         6.489%, 10/25/30 .................          AAA    1,046,609
                Washington Mutual
                Series 2002-ar5 (Class 2A4)
1,000,000        5.360%, 06/25/32 .................           AAA    1,015,530
                                                                    ----------
                TOTAL ASSET BACKED                                  14,186,479
                                                                    ----------
BASIC INDUSTRIES--0.66%
                Rohm & Haas Co Deb
1,000,000        7.850%, 07/15/29 .................            A3    1,133,790
                Valspar Corp Note
  500,000        6.000%, 05/01/07 .................          BAA2      506,015
                Weyerhaeuser Co Note
  500,000        6.750%, 03/15/12 .................          BAA2      514,065
                                                                    ----------
                TOTAL BASIC INDUSTRIES                               2,153,870
                                                                    ----------
CONSUMER CYCLICAL--2.40%
                AOL Time Warner, Inc Note
  250,000        6.875%, 05/01/12 .................          BAA1      229,845
                Clear Channel Communication (Sr Note)
1,000,000        7.250%, 09/15/03 .................          BAA3    1,008,880
                Cox Communications, Inc Note
1,000,000        7.875%, 08/15/09 .................          BAA2      961,650

                Daimlerchrysler Na Holding Corp
                (Guarantee Note)
$ 750,000        7.300%, 01/15/12 .................            A3     $791,820
                Ford Motor Co Deb
1,000,000        6.625%, 10/01/28 .................          BAA1      842,260
                General Motors Corp
1,000,000        6.750%, 05/01/28 .................            A3      890,940
                News America Holdings Deb
1,000,000        8.250%, 08/10/18 .................          BAA3      996,780
                Target Corp Note
1,000,000        5.375%, 06/15/09 .................            A2      998,260
                Time Warner, Inc (Guarantee Note)
  500,000        6.625%, 05/15/29 .................          BAA1      387,115
                Viacom, Inc Note
  500,000        5.625%, 05/01/07 .................            A3      500,725
                Wal-Mart Stores, Inc Note
  250,000        7.550%, 02/15/30 .................           AA2      286,333
                                                                    ----------
                TOTAL CONSUMER CYCLICAL                              7,894,608
                                                                    ----------
CONSUMER NON-CYCLICAL--4.11%
                Conagra Foods, Inc Note
1,000,000        6.750%, 09/15/11 .................          BAA1    1,052,770
                Coors Brewing Co Note
  500,000        6.375%, 05/15/12 .................          BAA2      512,885
                Diageo Capital Plc (Guarantee Note)
2,000,000        7.250%, 11/01/09 .................            A1    2,208,040
                General Mills, Inc Note
  500,000        6.000%, 02/15/12 .................          BAA1      496,220
                Kimberly-Clark Corp
2,000,000        7.100%, 08/01/07 .................           AA2    2,197,560
                Kraft Foods, Inc Note
  500,000        6.250%, 06/01/12 .................            A2      512,785
                Kroger Co (Guarantee Note)
  500,000        6.200%, 06/15/12 .................          BAA3      495,365
                Newell Rubbermaid, Inc Note
1,000,000        6.000%, 03/15/07 .................          BAA1    1,035,030
                RJ Reynolds Tobacco Holdings, Inc
                (Guarantee Note)
  500,000        6.500%, 06/01/07 .................          BAA3      507,285
                Safeway, Inc Note
2,000,000        7.250%, 09/15/04 .................          BAA2    2,121,960
                Sara Lee Corp Note
1,000,000        6.250%, 09/15/11 .................            A3    1,034,940
                Science Applications Note
  250,000        6.250%, 07/01/12 .................            A3      245,812
                Unilever Capital Corp (Guarantee Note)
1,000,000        7.125%, 11/01/10 .................            A1    1,099,310
                                                                    ----------
                TOTAL CONSUMER NON-CYCLICAL                         13,519,962
                                                                    ----------
ENERGY--1.66%
                Amerada Hess Corp Deb
  250,000        7.875%, 10/01/29 .................          BAA1      272,045
                Anadarko Petroleum Corp Note
  500,000        5.375%, 03/01/07 .................          BAA1      505,620
                Chevrontexaco Corp Note
1,000,000        6.625%, 10/01/04 .................           AA2    1,061,080
                Consolidated Natural (Sr Note)
1,000,000        6.850%, 04/15/11 .................            A3    1,044,130
                Husky Energy, Inc Note
  250,000        6.250%, 06/15/12 .................          BAA2      248,075
                Kinder Morgan Energy Partners LP
  500,000        7.125%, 03/15/12 .................          BAA1      526,420
                Tennessee Gas Pipeline Co Deb
  250,000        8.375%, 06/15/32 .................          BAA1      255,343
                Texas Eastern Transmission LP Note
  500,000        h 5.250%, 07/15/07 ...............          A2        499,770


-----------------------------------------------------
+As provided by Moody's Investors Service (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 83

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2002
--------------------------------------------------------------------------------
  PRINCIPAL                                               RATINGS+       VALUE
  ---------                                               --------      ------
 ENERGY--(CONTINUED)
                Transcontinental Gas Pipe Corp Note
$ 250,000        h 8.875%, 07/15/12 ...............          BAA2       $243,938
                Valero Energy Corp Note
  500,000        6.125%, 04/15/07 .................          BAA2        513,280
                Williams Cos, Inc Note
  350,000        g 8.125%, 03/15/12 ...............          BAA3        291,267
                                                                     -----------
                TOTAL ENERGY                                           5,460,968
                                                                     -----------
FINANCIAL SERVICES--10.06%
               AXA Financial, Inc (Sr Note)
  500,000       7.750%, 08/01/10 .................            A2        558,590
               Bank Of America Corp (Sr Note)
  500,000       5.250%, 02/01/07 .................           AA2        507,305
1,000,000       6.250%, 04/15/12 .................           AA2      1,020,580
               Bank One Corp Note
  500,000       5.900%, 11/15/11 .................           AA3        498,355
               Bank One Na Illinois Note
1,000,000       5.500%, 03/26/07 .................            A1      1,025,870
               Citigroup, Inc Note
2,000,000       5.000%, 03/06/07 .................           AA1      2,016,520
  250,000       6.500%, 01/18/11 .................           AA1        260,215
               CIT Group, Inc (Sr Note)
  250,000       7.375%, 04/02/07 .................            A2        251,638
               Citigroup, Inc (Sub Note)
  250,000       7.250%, 10/01/10 .................           AA2        271,345
               Countrywide Home Loans, Inc
               (Guarantee Note)
  500,000       5.625%, 05/15/07 .................            A3        509,995
               Duke Capital Corp (Sr Note)
  250,000       6.750%, 02/15/32 .................            A3        237,683
               EOP Operating LP (Guarantee Note)
  500,000       6.750%, 02/15/12 .................          BAA1        508,645
               First Union National Bank (Sub Note)
1,000,000       7.800%, 08/18/10 .................            A1      1,120,870
               Ford Motor Credit Co Note
1,000,000       7.500%, 03/15/05 .................            A3      1,043,450
1,000,000       6.875%, 02/01/06 .................            A3      1,021,330
1,000,000       6.500%, 01/25/07 .................            A3      1,003,890
1,000,000       7.250%, 10/25/11 .................            A3        999,370
               General Electric Capital Corp Note
2,000,000       6.000%, 06/15/12 .................           AAA      2,006,860
               General Motors Acceptance Corp Note
1,000,000       6.125%, 02/01/07 .................            A2      1,012,230
  500,000       6.875%, 09/15/11 .................            A2        495,610
               Goldman Sachs Group, Inc Note
  250,000       6.600%, 01/15/12 .................            A1        254,228
               Hartford Financial (Sr Note)
1,000,000       6.375%, 11/01/08 .................            A2      1,039,590
               Household Finance Corp Note
  750,000       5.750%, 01/30/07 .................            A2        746,685
               Household Finance Corp (Sr Note)
1,000,000       5.875%, 09/25/04 .................            A2      1,019,130
               International Lease Finance Corp Note
1,000,000       6.375%, 03/15/09 .................            A1      1,025,370
               JP Morgan Chase & Co Note
1,000,000       5.250%, 05/30/07 .................           AA3      1,001,100
               Marsh & Mclennan Cos, Inc Note
  500,000       6.250%, 03/15/12 .................            A2        517,395
               MBNA America Bank Note
  250,000       6.625%, 06/15/12 .................          BAA2        247,150
               Mellon Funding Corp (Guarantee Note)
1,000,000       6.400%, 05/14/11 .................            A1      1,041,460
               Morgan Stanley Dean Witter & Co
               (Sr Unsub Note)
  500,000       6.100%, 04/15/06 .................           AA3        522,200

$ 500,000       6.750%, 04/15/11 .................           AA3       $518,175
               Morgan Stanley Dean Witter & Co Deb
  750,000       5.800%, 04/01/07 .................           AA3        770,010
               National Rural Utility Coop Finance Note
  500,000       7.250%, 03/01/12 .................            A2        530,070
               Pemex Project Funding Master Trust
               (Guarantee Note)
  500,000       g 8.500%, 02/15/08 ...............          BAA1        519,685
  250,000       9.125%, 10/13/10 .................          BAA1        263,583
               PNC Funding Corp (Guarantee Note)
1,000,000       5.750%, 08/01/06 .................            A2      1,031,540
               Progressive Corp (Sr Note)
1,000,000       6.375%, 01/15/12 .................            A2      1,027,616
               Regions Financial Corp (Sub Note)
  500,000       6.375%, 05/15/12 .................            A2        512,495
               US Bancorp (Sr Note)
  500,000       5.100%, 07/15/07 .................            A1        502,890
               Verizon Global Funding Corp Note
1,000,000       6.750%, 12/01/05 .................            A1      1,034,980
               Washington Mutual, Inc Note
  500,000       5.625%, 01/15/07 .................            A3        510,705
               Wells Fargo Bank Na (Sub Note)
1,000,000       6.450%, 02/01/11 .................           AA2      1,043,110
               Wells Fargo Financial, Inc (Sr Note)
1,000,000       4.875%, 06/12/07 .................           AA2        998,290
                                                                    -----------
               TOTAL FINANCIAL SERVICES                              33,047,808
                                                                    -----------
HEALTH CARE--0.85%
               Johnson & Johnson Deb
1,000,000       6.950%, 09/01/29 .................           AAA      1,083,230
               Merck & Co, Inc Deb
1,000,000       5.950%, 12/01/28 .................           AAA        944,760
               Tenet Healthcare Corp (Sr Note)
  250,000       5.000%, 07/01/07 .................          BAA3        246,308
  500,000       h 6.500%, 06/01/12 ...............          BAA3        503,300
                                                                    -----------
               TOTAL HEALTH CARE                                      2,777,598
                                                                    -----------
OTHER MORTGAGE BACKED SECURITIES--1.98%
               JP Morgan Chase Commercial Mortgage
               Corp Corp Series 2001-Cib3 (Class A2)
2,200,000       6.044%, 11/15/35 .................            NR      2,295,088
               LB Commercial Conduit Mortgage Trust
               Series 1998-C1 (Class A3)
3,000,000       6.480%, 02/18/30 .................           AAA      3,185,351
               Wachovia Bank Commercial Mortgage
               Trust Series 2002-C1 (Class A4)
1,000,000       6.287%, 04/15/34 .................           AAA      1,041,425
                                                                    -----------
               TOTAL MORTGAGE BACKED SECURITY                         6,521,864
                                                                    -----------
PRODUCER DURABLES--0.46%
               Cooper Industries Ltd Note
  500,000       5.250%, 07/01/07 .................            A3        497,595
               Ingersoll-Rand Co Note
1,000,000       5.750%, 02/14/03 .................            A3      1,017,610
                                                                    -----------
                TOTAL PRODUCER DURABLES                               1,515,205
                                                                    -----------
TRANSPORTATION--0.64%
               CSX Corp Deb
1,400,000       6.500%, 04/15/12 .................          BAA2      1,598,422
               Union Pacific Corp Note
  500,000       7.900%, 05/01/17 .................          BAA3        516,970
                                                                    -----------
               TOTAL TRANSPORTATION                                   2,115,392
                                                                    -----------
UTILITIES--3.84%
               A T & T Corp (Sr Note)
1,000,000       6.500%, 11/15/06 .................          BAA2       874,870
               A T & T Wireless Services, Inc Note
  250,000       8.125%, 05/01/12 .................          BAA2       203,828


------------------------------------------------------
+As provided by Moody's Investors Service (Unaudited)

84 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+       VALUE
  ---------                                               --------       -----

UTILITIES--(CONTINUED)
                A T & T Wireless Services, Inc (Sr Note)
$ 500,000        7.500%, 05/01/07 .................          BAA2      $430,215
                Arizona Public Service Note
  500,000        6.500%, 03/01/12 .................          BAA1       508,725
                Bellsouth Telecommunication Note
1,000,000        6.500%, 06/15/05 .................           AA2     1,060,820
                Cingular Wireless
  500,000        6.500%, 12/15/11 .................            A3       460,990
                Consumers Energy Co (Sr Note)
1,000,000        6.000%, 03/15/05 .................          BAA3       907,830
                Detroit Edison Co (First Mortgage Bond)
1,000,000        6.125%, 10/01/10 .................            A3       999,950
                Georgia Power Co (Sr Note)
1,000,000        5.500%, 12/01/05 .................            A2     1,025,052
                Oncor Electric Delivery Co Note
  500,000        6.375%, 05/01/12 .................            A3       509,820
                Progress Energy, Inc (Sr Note)
  500,000        6.050%, 04/15/07 .................          BAA1       513,090
                Qwest Corp Note
  500,000        8.875%, 03/15/12 .................           BA3       450,800
                SBC Communications, Inc Note
1,000,000        6.250%, 03/15/11 .................           AA3     1,032,090
                Sprint Capital Corp (Guarantee Note)
1,000,000        6.000%, 01/15/07 .................          BAA3       839,630
                Verizon Global Funding Corp Note
1,000,000        5.375%, 12/15/06 .................            A2       932,949
                Verizon New Jersey, Inc Deb
2,000,000        5.875%, 01/17/12 .................           AA2     1,868,308
                                                                    -----------
                TOTAL UTILITIES                                      12,618,967
                                                                    -----------
                TOTAL CORPORATE BONDS
                (COST $109,188,273)                                 104,050,781
                                                                    -----------
GOVERNMENT BONDS--66.37%
 AGENCY SECURITIES--3.01%
                Federal Home Loan Mortgage Corp (FHLMC)
  200,000        4.250%, 06/15/05 .................           AAA       204,056
2,500,000        5.875%, 03/21/11 .................           AA2     2,562,400
                Federal National Mortgage Association (FNMA)
  750,000        5.500%, 02/15/06 .................           AAA       787,410
1,600,000        5.500%, 03/15/11 .................           AAA     1,623,088
3,000,000        5.500%, 05/02/06 .................           AA2     3,151,290
1,500,000        6.250%, 02/01/11 .................           AAA     1,576,740
                                                                    -----------
                TOTAL AGENCY SECURITIES                               9,904,984
                                                                    -----------
FOREIGN GOVERNMENT BONDS--1.48%
                Canada Government Note
1,000,000        6.750%, 08/28/06 .................           AAA     1,100,040
                Mexico Government International Bond
  500,000        7.500%, 01/14/12 .................          BAA2       492,000
  500,000        10.375%, 02/17/09 ................          BAA2       570,000
                Poland Government International Bond
  250,000        h 6.250%, 07/03/12 ...............          BAA1       247,623
                Province Quebec Canada
1,000,000        7.500%, 09/15/29 .................            A1     1,147,200
  500,000        7.000%, 01/30/07 .................            A2       549,650
                Republic Of Chile Deb
  750,000        5.625%, 07/23/07 .................          BAA1       748,125
                                                                    -----------
                TOTAL FOREIGN GOVERNMENT BONDS                        4,854,638
                                                                    -----------

 PRINCIPAL/SHARES                                                     VALUE
 ----------------                                                     -----

MORTGAGE BACKED SECURITIES--36.91%

                Federal Home Loan Mortgage Corp (FHLMC)
$ 1,029,242          6.500%, 12/01/16 ......................        $ 1,066,871
  4,419,145          6.500%, 01/01/29 ......................          4,525,293
 12,000,000        h 6.500%, 07/25/31 ......................         12,243,720
    490,165          7.000%, 09/01/10 ......................            518,193
  1,804,416          7.000%, 10/01/20 ......................          1,879,967
  6,000,000        h 7.000%, 07/25/31 ......................          6,213,780
  4,218,695          7.000%, 10/01/31 ......................          4,368,965
  1,873,401          7.000%, 12/01/31 ......................          1,940,132
  9,000,000        h 7.500%, 07/25/31 ......................          9,444,420
  5,000,000        h 8.000%, 07/25/30 ......................          5,314,050
    443,802          8.000%, 01/01/31 ......................            471,678
                Federal National Mortgage Association (FMNA)
    799,431          6.000%, 12/01/08 ......................            829,154
  1,417,856          6.000%, 03/01/13 ......................          1,458,747
    610,391          6.000%, 12/01/13 ......................            628,319
  1,926,198          6.000%, 01/01/19 ......................          1,938,237
  5,000,000        h 6.000%, 07/25/32 ......................          4,987,500
  2,345,746          6.500%, 10/01/16 ......................          2,429,302
  3,827,201          6.500%, 11/01/16 ......................          3,963,526
 13,000,000        h 6.500%, 07/25/31 ......................         13,251,940
 12,000,000        h 7.000%, 07/25/31 ......................         12,427,560
    333,849          7.500%, 01/01/29 ......................            352,732
    696,713          8.000%, 03/01/23 ......................            750,318
    185,097          9.000%, 11/01/25 ......................            202,710
    195,618          9.000%, 10/01/26 ......................            212,477
                Government National Mortgage Association (GNMA)
    357,999          6.500%, 09/15/23 ......................            368,639
  1,368,551          6.500%, 10/15/28 ......................          1,401,055
  1,302,163          6.500%, 12/15/28 ......................          1,333,090
  1,382,038          6.500%, 03/15/29 ......................          1,413,135
  1,833,849          6.500%, 06/15/31 ......................          1,870,527
 12,000,000        h 7.000%, 06/15/31 ......................         12,453,720
    371,569          7.000%, 06/20/31 ......................            384,459
  3,000,000        h 7.000%, 07/20/31 ......................          3,102,330
    687,138          7.500%, 11/15/23 ......................            731,871
    303,160          7.500%, 08/15/28 ......................            322,048
  3,000,000        h 7.500%, 07/15/32 ......................          3,162,180
  1,000,000        h 8.000%, 07/15/32 ......................          1,063,750
  2,121,132          8.500%, 10/20/30 ......................          2,264,967
                                                                    -----------
                TOTAL MORTGAGE SECURITIES                           121,291,362
                                                                    -----------
U.S. TREASURY SECURITIES--24.97%
                U.S. Treasury Inflation Indexed Bonds
 10,775,090          3.375%, 01/15/07 ......................         11,207,710
 15,015,720          3.625%, 01/15/08 ......................         15,720,135
                U.S. Treasury Bond
  3,200,000        h 4.375%, 05/15/07 ......................          3,548,125
  2,465,000        h 4.875%, 02/15/12 ......................          2,810,500
  1,150,000          5.375%, 02/15/31 ......................          1,126,092
  6,000,000          6.250%, 05/15/30 ......................          6,499,440
 22,200,000          7.250%, 05/15/16 ......................         26,163,804
 12,750,000         10.000%, 05/15/10 ......................         14,970,795
                                                                    -----------
                TOTAL U.S. TREASURY SECURITIES                       82,046,601
                                                                    -----------
                TOTAL GOVERNMENT BONDS
                (COST $207,069,280)                                 218,097,585
                                                                    -----------
                TOTAL BONDS
                (COST $316,257,553                                  322,148,366
                                                                    -----------
TIAA-CREF MUTUAL FUND--0.75%
    292,786     TIAA-CREF High-Yield Bond Fund .............          2,447,355
                                                                    -----------
                TOTAL TIAA-CREF MUTUAL FUND
                 (COST $2,812,699                                     2,447,355
                                                                    ------------


-----------------------------------------------------
+As provided by Moody's Investors Service (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 85

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                VALUE
  ---------                                                -----

SHORT TERM INVESTMENTS--25.61%
COMMERCIAL PAPER--11.76%

                Alabama Power Co
$ 4,425,000        c,d 1.750%, 07/18/02 ....................        $ 4,421,343
                Corporate Asset Funding Corp, Inc
  2,300,000        c,d 1.750%, 07/23/02 ....................          2,297,540
                Delaware Funding Corp
  5,000,000        c,d 1.780%, 07/09/02 ....................          4,998,022
                Edison Asset Securitization LLC
  4,090,000        c,d 1.760%, 07/08/02 ....................          4,088,600
                Fortune Brands, Inc
  1,455,000        c,d 1.750%, 07/15/02 ....................          1,454,010
                 Govco, Inc
  2,675,000        c,d 1.780%, 08/21/02 ....................          2,668,255
  2,325,000        c,d 2.180%, 09/16/02 ....................          2,314,159
                Harley-Davidson Funding Corp
  2,790,000        c,d 1.770%, 07/12/02 ....................          2,788,491
                Johnson & Johnson
  4,000,000        c,d 1.770%, 08/13/02 ....................          3,991,543
                Park Avenue Receivables Corp
  1,425,000        c,d 1.800%, 09/23/02 ....................          1,419,015
                Preferred Receivables Funding Corp
  1,120,000        c,d 1.800%, 07/02/02 ....................          1,119,944
                Procter & Gamble Co
  4,100,000        c,d 1.740%, 07/26/02 ....................          4,095,048
    640,000        c,d 1.750%, 07/02/02 ....................            639,969
                Receivables Capital Corp
  2,365,000        c,d 1.780%, 08/22/02 ....................          2,358,919
                                                                     ----------
                TOTAL COMMERCIAL PAPER                               38,654,858
                                                                     ----------
U.S. GOVERNMENT AND AGENCIES--13.85%
                Federal Home Loan Bank (FHLB)
$10,000,000        d 1.730%, 07/10/02 .......................       $ 9,995,675
                Federal Home Loan Mortgage Corp (FHLMC)
 16,830,000        d 1.700%, 07/01/02 .......................        16,830,000
    845,000        d 1.720%, 08/20/02 .......................           842,981
  1,150,000        d 1.810%, 07/31/02 .......................         1,148,265
                Federal National Mortgage Association (FNMA)
 10,000,000        d 1.750%, 07/24/02 .......................         9,988,819
  6,000,000        d 1.800%, 07/03/02 .......................         5,999,383
    700,000        d 1.880%, 10/30/02 .......................           695,577
                                                                    -----------
                TOTAL U.S. GOVERNMENT AND AGENCIES                   45,500,700
                                                                    -----------
                TOTAL SHORT TERM INVESTMENTS
                 (COST $84,155,558)                                  84,155,558
                                                                    -----------
                TOTAL PORTFOLIO--124.39%
                 (COST $403,225,810)                                408,751,279

                OTHER ASSETS & LIABILITIES, NET--(24.39%)           (80,145,049)
                                                                    -----------
                NET ASSETS--100.00%                                $328,606,230
                                                                    ===========

-------------

c Commercial paper issued under the private placement exemption under section 4(2) of the Securities Act of 1933.

d All or portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At June 30, 2002, the value of these securities amounted to $810,952 or 0.25% of net assets.

h    These securities were purchased on a delayed delivery basis.

    Statement of Investments (Unaudited) - MONEY MARKET FUND - June 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                              VALUE
  ---------                                                              -----

SHORT TERM INVESTMENTS--100.00%
 CERTIFICATES OF DEPOSIT--9.56%

                Bank of Nova Scotia
$15,000,000        1.920%, 07/02/02 .........................        $15,000,000
                Canadian Imperial Bank Of Commerce
  5,000,000        2.090%, 12/30/02 .........................          5,000,000
                Deutsche Bank
  5,000,000        1.910%, 10/22/02 .........................          5,000,311
 15,000,000        1.870%, 12/20/02 .........................         15,001,420
                State Street Bank & Trust Co
  9,900,000        1.970%, 11/26/02 .........................          9,900,806
                Toronto Dominion Bank
  3,065,000        1.850%, 08/22/02 .........................          3,065,000
                Westdeutsche Landesbank NY B
 10,000,000        1.880%, 07/18/02 .........................         10,000,000
  5,000,000        2.000%, 11/08/02 .........................          5,000,000
                                                                     -----------
                   TOTAL CERTIFICATES OF DEPOSIT ............         67,967,537
                                                                     -----------
COMMERCIAL PAPER--72.71%
                ABN Amro North America Finance, Inc
 10,000,000        1.850%, 07/12/02 .........................          9,994,412
                American Honda Finance Corp
  8,750,000        c 1.750%, 07/22/02 .......................          8,741,017
  9,000,000        1.770%, 07/26/02 .........................          8,988,938
                Asset Securitization Cooperative Corp
 15,000,000        c 1.780%, 08/08/02 .......................         14,971,817
  5,000,000        c 1.780%, 08/13/02 .......................          4,989,369
                Barclay S U.S. Funding Corp
 11,000,000        1.810%, 09/03/02 .........................         10,964,604
  8,860,000        1.800%, 09/04/02 .........................          8,831,205
                Bellsouth Corp
$ 3,775,000        c 1.770%, 07/19/02 .......................        $ 3,771,659
                Beta Finance , Inc
 10,000,000        c 1.820%, 08/12/02 .......................          9,978,988
  4,740,000        c 1.810%, 08/15/02 .......................          4,729,276
  4,600,000        c 1.820%, 08/16/02 .......................          4,589,302
  1,200,000        c 1.900%, 09/16/02 .......................          1,195,123
  4,450,000        c 1.960%, 11/04/02 .......................          4,419,473
                BMW US Capital Corp
  5,000,000        c 1.760%, 07/12/02 .......................          4,997,384
                CC (USA), Inc
  5,420,000        c 1.920%, 07/08/02 .......................          5,417,977
 10,000,000        c 1.820%, 07/29/02 .......................          9,985,844
  6,000,000        c 1.800%, 09/23/02 .......................          5,974,800
  3,000,000        c 1.800%, 09/24/02 .......................          2,987,250
                Ciesco LP
  6,915,000        c 1.780%, 07/23/02 .......................          6,907,394
 16,225,000        c 1.780%, 07/24/02 .......................         16,206,549
                Coca-Cola Co
  6,975,000        1.740%, 08/01/02 .........................          6,964,549
                Coca-Cola Enterprises, Inc
 16,465,000        c 1.870%, 07/08/02 .......................         16,459,013
                Corporate Asset Funding Corp, Inc
  3,200,000        c 1.770%, 07/22/02 .......................          3,196,766
  7,530,000        c 1.780%, 07/30/02 .......................          7,519,203
                Delaware Funding Corp
  4,019,000        c 1.800%, 09/09/02 .......................          4,004,934
                Edison Asset Securitization LLC
 10,000,000        c 1.790%, 07/03/02 .......................          9,999,006
  7,245,000        c 1.800%, 08/01/02 .......................          7,233,770
  3,225,000        1.990%, 11/19/02 .........................          3,199,864


86 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

    Statement of Investments (Unaudited) - MONEY MARKET FUND - June 30, 2002
--------------------------------------------------------------------------------

       PRINCIPAL                                                       VALUE
       ---------                                                       -----

COMMERCIAL PAPER--(CONTINUED)
                Enterprise Funding Corp
$ 7,465,000        c 1.790%, 07/17/02 .......................      $ 7,459,061
  5,000,000        c 1.790%, 08/16/02 .......................        4,988,564
  9,420,000        c 1.790%, 09/19/02 .......................        9,382,529
                Fcar Owner Trust I
 10,000,000          1.940%, 07/09/02 .......................        9,995,689
  5,000,000          1.950%, 08/02/02 .......................        4,991,409
  4,620,000        c 2.010%, 10/15/02 .......................        4,592,657
                Fcar Owner Trust II
  5,000,000          1.790%, 08/14/02 .......................        4,989,061
                Fortune Brands, Inc
  8,530,000        c 1.780%, 07/09/02 .......................        8,526,626
  1,145,000        c 1.750%, 07/15/02 .......................        1,144,216
  8,100,000        c 1.770%, 07/23/02 .......................        8,091,239
                General Electric Capital Corp
  5,680,000          1.800%, 08/05/02 .......................        5,670,060
  1,150,000          2.110%, 08/22/02 .......................        1,146,495
                Goldman Sachs Group LP
 10,000,000          1.930%, 07/01/02 .......................       10,000,000
                Govco, Inc
  4,845,000        c 1.770%, 08/07/02 .......................        4,836,186
  9,800,000        c 1.800%, 08/12/02 .......................        9,779,420
                Greyhawk Funding LLC
    750,000        c 1.790%, 07/01/02 .......................          750,000
  5,585,000        c 1.780%, 07/03/02 .......................        5,584,445
  5,000,000        c 1.770%, 07/25/02 .......................        4,994,100
 10,000,000        c 1.790%, 08/16/02 .......................        9,977,128
  1,500,000        c 2.130%, 10/02/02 .......................        1,493,167
                Harley-Davidson Funding Corp
 10,000,000        c 1.770%, 07/30/02 .......................        9,985,742
                Home Depot Funding Corp
 16,474,000        c 2.000%, 11/18/02 .......................       16,346,387
                Kitty Hawk Funding Corp
  2,004,000        c 1.800%, 07/08/02 .......................        2,003,320
 10,000,000        c 1.810%, 07/31/02 .......................        9,984,917
    399,000        c 2.080%, 08/15/02 .......................          398,067
  5,000,000        c 1.790%, 09/05/02 .......................        4,983,592
  1,175,000        c 1.760%, 09/10/02 .......................        1,170,921
  5,000,000        c 1.790%, 09/30/02 .......................        4,977,376
                Mcgraw-Hill, Inc
  3,766,000          1.890%, 08/13/02 .......................        3,757,498
  1,228,000          2.190%, 09/24/02 .......................        1,221,650
                Moriarty LLC
 11,560,000        c 2.120%, 10/09/02 .......................       11,491,924
                Paccar Financial Corp
    700,000          1.800%, 07/23/02 .......................          699,230
  2,340,000          1.770%, 09/12/02 .......................        2,331,601
                Park Avenue Receivables Corp
  2,515,000        c 2.020%, 07/01/02 .......................        2,515,000
  8,660,000        c 1.800%, 07/15/02 .......................        8,654,005
  6,335,000        c 1.790%, 07/16/02 .......................        6,330,275
                Preferred Receivables Funding Corp
 14,980,000        c 1.790%, 07/26/02 .......................       14,961,379
                Procter & Gamble Co
  3,715,000        c 1.740%, 07/26/02 .......................        3,710,511
                Receivables Capital Corp
  5,000,000        c 1.770%, 07/19/02 .......................        4,995,575
  5,000,000        c 1.800%, 07/23/02 .......................        4,994,500
                Salomon Smith Barney Holdings, Inc
 10,285,000          1.770%, 07/11/02 .......................       10,279,943
  4,000,000          1.780%, 08/13/02 .......................        3,991,496
                SBC International, Inc
  4,685,000        c 1.750%, 07/25/02 .......................        4,679,534
 10,000,000        c 1.780%, 07/31/02 .......................        9,985,167
                Sigma Finance, Inc
  5,000,000        c 1.780%, 07/05/02 .......................        4,999,011
  1,820,000        c 1.850%, 07/08/02 .......................        1,819,353
    995,000        c 1.800%, 07/31/02 .......................          993,508

$   350,000        c 1.840%, 09/06/02 .......................      $   348,841
  2,250,000        c 2.010%, 10/24/02 .......................        2,235,553
  4,535,000        c 2.000%, 11/04/02 .......................        4,503,255
                Swedish Export Credit Corp
  3,395,000          1.840%, 08/15/02 .......................        3,387,192
  9,485,000          1.840%, 08/26/02 .......................        9,457,852
    335,000          1.770%, 09/10/02 .......................          333,831
                UBS Finance, Inc (Delaware)
  3,220,000          1.840%, 07/16/02 .......................        3,217,531
  8,000,000          2.150%, 08/20/02 .......................        7,976,111
  3,315,000          2.050%, 08/21/02 .......................        3,305,373
    800,000          2.150%, 08/22/02 .......................          797,764
                Wal-Mart Stores, Inc
  3,440,000        c 1.720%, 08/13/02 .......................        3,432,809
                                                                   -----------
                   TOTAL COMMERCIAL PAPER                          516,869,132
                                                                   -----------
U.S. GOVERNMENT AGENCYNOTE--1.05%
                Federal Home Loan Bank (FHLB)
  7,450,000        3.500%, 08/06/02 .........................         7,449,931
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AGENCY NOTE ........         7,449,931
                                                                   ------------
U.S. GOVERNMENT AND AGENCY DISCOUNT NOTES--12.89%
                Federal Farm Credit Bank (FFCB)
  1,210,000        2.220%, 10/11/02 ........................          1,202,389
                Federal Home Loan Bank (FHLB)
  7,401,000        2.500%, 09/16/02 ........................          7,361,425
                Federal Home Loan Mortgage Corp (FHLMC)
  5,310,000        3.380%, 08/15/02.........................          5,295,066
  2,220,000        2.130%, 09/20/02.........................          2,209,361
  3,797,000        2.260%, 10/10/02.........................          3,772,583
  1,500,000        2.240%, 10/23/02.........................          1,489,360
  4,980,000        2.055%, 11/07/02.........................          4,939,650
  2,550,000        2.280%, 11/22/02.........................          2,526,744
  2,550,000        1.970%, 11/25/02.........................          2,529,487
  3,000,000        2.230%, 12/23/02.........................          2,967,569
  7,000,000        1.910%, 12/27/02.........................          6,933,521
  2,000,000        2.190%, 01/02/03.........................          1,977,389
  5,060,000        2.750%, 03/27/03.........................          4,956,024
  3,275,000        2.380%, 05/22/03.........................          3,204,633
                Federal National Mortgage Association (FNMA)
  8,000,000        1.750%, 07/10/02.........................          7,996,440
  2,038,000        3.380%, 08/09/02.........................          2,030,538
 12,325,000        2.260%, 09/13/02.........................         12,266,471
  9,450,000        1.970%, 10/18/02.........................          9,393,633
  1,640,000        2.180%, 12/13/02.........................          1,623,614
  4,565,000        2.500%, 04/04/03.........................          4,476,669
  2,500,000        2.100%, 05/30/03.........................          2,451,438
                                                                     -----------
                TOTAL U.S. GOVERNMENT AND AGENCY DISCOUNT NOTES      91,604,004
                                                                     -----------
VARIABLE RATE NOTES--3.79%
                Key Bank
  9,000,000        2.030%, 11/06/02.........................          9,004,052
                Sigma Finance, Inc
 10,000,000        1.870%, 02/18/03.........................         10,000,000
                Westdeutsche Landesbank NY B
  7,930,000        1.760%, 03/24/03.........................          7,927,706
                                                                    ------------
                TOTAL VARIABLE RATE NOTES                            26,931,758
                                                                    ------------
                TOTAL SHORT TERM INVESTMENTS
                (COST $710,822,362)                                 710,822,362
                                                                    ------------
                TOTAL PORTFOLIO--100.00%
                (COST $710,822,362)                                 710,822,362
                OTHER ASSETS & LIABILITIES, NET--0.00%                    1,595
                                                                    ------------
                NET ASSETS--100.00%                                $710,823,957
                                                                    ============
------------
c Commercial paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 87

TIAA-CREFMUTUAL FUNDS
--------------------------------------------------------------------------------

                                                         INTERNATIONAL          GROWTH              GROWTH &             EQUITY
                                                            EQUITY              EQUITY               INCOME               INDEX
                                                             FUND                FUND                 FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Portfolio investments, at cost                        $274,348,707        $644,589,803         $599,515,297        $173,136,953
  Net unrealized appreciation (depreciation)
    of portfolio investments                             (12,060,660)       (162,276,659)         (52,394,778)        (32,497,368)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                        262,288,047         482,313,144          547,120,519         140,639,585
  Cash                                                     1,546,991               2,571            2,228,096               3,763
  Receivable from securities transactions                    443,519          35,704,266              183,103           2,864,987
  Receivable for Fund shares sold                          3,914,809             185,300              193,630             344,899
  Dividends and interest receivable                          579,127             385,996              613,385             165,111
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                         268,772,493         518,591,277          550,338,733         144,018,345
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued management fee                                     100,068             188,030              193,293              30,483
  Due to custodian                                                --                  --                   --                  --
  Payable for securities transactions                      1,170,452          35,282,725            2,346,816           2,907,709
  Payable for Fund shares redeemed                         1,777,741             417,710              324,740               9,997
  Income distribution payable                                     --                  --               51,044                  --
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                      3,048,261          35,888,465            2,915,893           2,948,189
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $265,724,232        $482,702,812         $547,422,840        $141,070,156
====================================================================================================================================
NET ASSETS CONSIST OF:

  Paid in capital                                       $365,112,874        $899,684,099         $720,526,680        $174,627,107
  Accumulated undistributed (overdistributed)
    net investment income                                  2,676,154           1,738,803              396,797             912,918
  Accumulated undistributed net realized gain (loss)
    on total investments                                 (90,033,607)       (256,443,431)        (121,108,246)         (1,972,501)
  Accumulated net unrealized appreciation (depreciation)
    on total investments                                 (12,031,189)       (162,276,659)         (52,392,391)        (32,497,368)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $265,724,232        $482,702,812         $547,422,840        $141,070,156
====================================================================================================================================
Outstanding shares of beneficial interest,
  unlimited shares authorized ($.0001 par value)          33,285,812          63,518,126           53,545,045          19,974,140
NET ASSET VALUE PER SHARE                                      $7.98               $7.60               $10.22               $7.06
====================================================================================================================================


88 TIAA-CREF MUTUAL FUNDS 2002 SEMIANNUAL REPORT

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

 SOCIAL CHOICE         MANAGED           HIGH-YIELD         SHORT-TERM         TAX-EXEMPT             BOND               MONEY
    EQUITY           ALLOCATION             BOND               BOND               BOND                PLUS              MARKET
     FUND               FUND                FUND               FUND               FUND                FUND               FUUND
------------------------------------------------------------------------------------------------------------------------------------
 $86,449,539        $373,572,853       $ 96,611,966        $93,681,321       $104,338,999        $403,225,810       $710,822,362

 (15,298,757)        (72,122,501)        (9,535,503)         1,761,907          2,931,655           5,525,469                --
------------------------------------------------------------------------------------------------------------------------------------
  71,150,782         301,450,352         87,076,463         95,443,228        107,270,654         408,751,279        710,822,362
       1,687             159,375              9,863            901,566            474,051                  --             71,934
  14,707,328                  --          2,760,514                 --          4,209,031          14,534,969                 --
      37,783             119,844            117,215            359,128            500,736             554,098          1,605,515
      67,626             797,514          2,097,598          1,395,659          1,261,803           3,137,950            408,576
------------------------------------------------------------------------------------------------------------------------------------
  85,965,206         302,527,085         92,061,653         98,099,581        113,716,275         426,978,296        712,909,387
------------------------------------------------------------------------------------------------------------------------------------




      16,159                  --             25,559             22,601             24,268              80,519            171,458
          --                  --                 --                 --                 --             128,984                 --
  14,851,376             797,514          4,192,816            499,330         10,783,860          97,932,089                 --
      14,026             250,104            174,129             28,637            212,613             133,457          1,918,972
          --             106,656            202,288             91,661             82,963              97,017                 --
------------------------------------------------------------------------------------------------------------------------------------
  14,881,561           1,154,274          4,594,792            642,229         11,103,704          98,372,066          2,085,430
------------------------------------------------------------------------------------------------------------------------------------



 $71,083,645        $301,372,811       $ 87,466,861        $97,457,352       $102,612,571        $328,606,230       $710,823,957
====================================================================================================================================




 $89,987,247        $373,467,553       $102,672,286        $95,321,132       $ 99,188,063        $323,559,068       $710,723,957

     471,140           2,262,551           (130,126)                15              9,256              17,924               --

  (4,075,985)         (2,234,792)        (5,539,796)           374,298            483,597            (496,231)            98,277

 (15,298,757)        (72,122,501)        (9,535,503)         1,761,907          2,931,655           5,525,469                 --
------------------------------------------------------------------------------------------------------------------------------------


 $71,083,645        $301,372,811       $ 87,466,861        $97,457,352       $102,612,571        $328,606,230       $710,823,957
====================================================================================================================================

   9,798,240          32,027,547         10,542,425          9,257,295          9,553,347          32,011,038        710,725,680
       $7.25               $9.41              $8.30             $10.53             $10.74              $10.27              $1.00
====================================================================================================================================



SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF MUTUAL FUNDS 89

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------
For the Six Months Ended June 30, 2002

                                                         INTERNATIONAL          GROWTH              GROWTH &             EQUITY
                                                            EQUITY              EQUITY               INCOME               INDEX
                                                             FUND                FUND                 FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                  $ 10,729             $ 6,163             $ 24,596            $ 17,092
  Dividends                                                3,641,939           2,089,209            3,925,709             924,041
  Foreign taxes withheld                                    (349,582)             (3,436)             (45,662)               (116)
------------------------------------------------------------------------------------------------------------------------------------
    Total income                                           3,303,086           2,091,936            3,904,643             941,017
------------------------------------------------------------------------------------------------------------------------------------


EXPENSES:

  Management fees                                          1,285,435           2,776,190            2,850,513             490,439
  Trustee fees and expenses                                    2,557               2,030                3,215                 347
  Other                                                           31                  --                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                             1,288,023           2,778,220            2,853,728             490,786
    Less expenses waived by the advisor                     (649,209)         (1,461,153)          (1,532,534)           (322,657)
------------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                             638,814           1,317,067            1,321,194             168,129
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    2,664,272             774,869            2,583,449             772,888
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                                (15,276,464)        (67,677,729)         (17,507,567)           (391,754)
    Futures transactions                                          --            (125,578)                  --                  --
    Foreign currency transactions                            160,166                  --               12,887                  --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments          (15,116,298)        (67,803,307)         (17,494,680)           (391,754)
------------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                 10,120,139         (78,172,432)         (82,155,084)        (18,764,916)
    Futures transactions                                          --                 519                   --                  --
    Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies       35,943                  --                3,308                  --
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation)
    on total investments                                  10,156,082         (78,171,913)         (82,151,776)        (18,764,916)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
    on total investments                                  (4,960,216)       (145,975,220)         (99,646,456)        (19,156,670)
------------------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                           $ (2,295,944)      $(145,200,351)        $(97,063,007)       $(18,383,782)
====================================================================================================================================

90 TIAA-CREF MUTUAL FUNDS, 2002 SEMIANNUAL REPORT


                                                SEE NOTE TO FINANCIAL STATEMENTS

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



 SOCIAL CHOICE         MANAGED           HIGH-YIELD         SHORT-TERM         TAX-EXEMPT             BOND            MONEY
    EQUITY           ALLOCATION             BOND               BOND               BOND                PLUS            MARKET
     FUND               FUND                FUND               FUND               FUND                FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------




     $ 6,687             $ 2,985        $ 4,450,640         $1,933,192         $1,997,313         $ 8,514,261        $ 7,364,051
     507,114           3,746,998             64,531                 --                 --             112,874                 --
      (2,430)                 --                 --                 --                 --                  --                 --
-----------------------------------------------------------------------------------------------------------------------------------
     511,371           3,749,983          4,515,171          1,933,192          1,997,313           8,627,135          7,364,051
-----------------------------------------------------------------------------------------------------------------------------------




     276,749                  --            427,131            301,657            353,666           1,213,073          2,875,209
         207                  --                336                205                243                 758              2,272
          --                  --                 --                 --                 --               4,115                 --
-----------------------------------------------------------------------------------------------------------------------------------
     276,956                  --            427,467            301,862            353,909           1,217,946          2,877,481
    (179,707)                 --           (254,245)          (188,536)          (221,041)           (758,170)        (1,819,753)
-----------------------------------------------------------------------------------------------------------------------------------
      97,249                  --            173,222            113,326            132,868             459,776          1,057,728
-----------------------------------------------------------------------------------------------------------------------------------
     414,122           3,749,983          4,341,949          1,819,866          1,864,445           8,167,359          6,306,323
-----------------------------------------------------------------------------------------------------------------------------------






  (3,131,534)           (976,652)        (1,678,614)           110,836            560,934              53,157             31,255
          --                  --                 --                 --                 --                  --                 --
          --                  --                 --                 --                 --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
  (3,131,534)           (976,652)        (1,678,614)           110,836            560,934              53,157             31,255
------------------------------------------------------------------------------------------------------------------------------------

  (7,318,804)        (33,415,381)        (4,940,552)           359,036          2,378,054           2,466,546                 --
          --                  --                 --                 --                 --                  --
                                                                                                                              --
          --                  --                 --                 --                 --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------

  (7,318,804)        (33,415,381)        (4,940,552)           359,036          2,378,054           2,466,546                 --
------------------------------------------------------------------------------------------------------------------------------------

 (10,450,338)        (34,392,033)        (6,619,166)           469,872          2,938,988           2,519,703             31,255
------------------------------------------------------------------------------------------------------------------------------------


$(10,036,216)       $(30,642,050)       $(2,277,217)        $2,289,738         $4,803,433         $10,687,062        $ 6,337,578
====================================================================================================================================

                               2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 91

                       SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------
For the Six Months Ended June 30, 2002


                                                         INTERNATIONAL          GROWTH              GROWTH &             EQUITY
                                                            EQUITY              EQUITY               INCOME               INDEX
                                                             FUND                FUND                 FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase (decrease) in net assets
    resulting from operations                           $ (2,295,944)      $(145,200,351)        $(97,063,007)       $(18,383,782)
  Adjustments to reconcile net increase (decrease)
    in net assets resulting from operations to net cash
    provided by (used in) operating activities:
    Purchases of long-term securities                    (90,550,496)        (50,531,542)        (299,051,465)        (62,758,910)
    Proceeds from sales of long-term securities           89,481,098          72,899,396          289,662,256             677,782
    Purchases of short-term investments--net                 137,846           5,724,649            1,826,753          (1,089,763)
    Decrease (increase) in receivables                      (183,382)            133,561                  874             (64,946)
    Increase (decrease) in payables                       (3,883,727)            (67,349)             (33,412)              9,514
    Net realized (gain) loss on total investments         15,116,298          67,803,307           17,494,680             391,754
    Unrealized (appreciation) depreciation on
      total investments                                  (10,156,082)         78,171,913           82,151,776          18,764,916
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities (2,334,389)         28,933,584           (5,011,545)        (62,453,435)
-----------------------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES:

    Proceeds from Fund shares sold                        88,169,228          38,831,607           54,067,958          37,375,518
    Payments for Fund shares redeemed                    (82,919,787)        (40,534,192)         (44,297,868)         (4,353,165)
    Cash dividends paid                                      (34,517)             (1,632)             (50,181)                 --
    Exchanges among the Funds--net                         (1,333,544)        (27,246,517)          (2,499,250)         29,414,948
    Proceeds from the financing of
       dollar roll transactions--net                               --                  --                   --                  --
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) financing activities  3,881,380         (28,950,734)           7,220,659          62,437,301
-----------------------------------------------------------------------------------------------------------------------------------

  Increase (decrease) in cash                              1,546,991             (17,150)           2,209,114             (16,134)

CASH

    Beginning of period                                           --              19,721               18,982              19,897
-----------------------------------------------------------------------------------------------------------------------------------

    End of period                                        $ 1,546,991             $ 2,571          $ 2,228,096             $ 3,763
===================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

  Non-cash financing activities not included above:
    Reinvestment of distributions                                $--                 $--          $ 2,194,814                 $--
===================================================================================================================================



92 TIAA-CREF MUTUAL FUNDS 2002 SEMIANNUAL REPORT

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                                        STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------
                                                                     (UNAUDITED)



SOCIAL CHOICE         MANAGED           HIGH-YIELD         SHORT-TERM         TAX-EXEMPT             BOND              MONEY
   EQUITY           ALLOCATION             BOND               BOND               BOND                PLUS              MARKET
    FUND               FUND                FUND               FUND               FUND                FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------






(10,036,216)       $(30,642,050)       $(2,277,217)       $ 2,289,738        $ 4,803,433        $ 10,687,062        $ 6,337,578



(17,094,617)        (20,058,621)       (42,805,633)       (79,719,571)      (142,265,979)       (467,611,562)               --
    362,603           4,500,000         40,844,620         50,783,770        116,703,552         417,290,175                --
    344,973                  --           (935,174)        (5,616,230)           216,705          (8,002,311)       48,151,411
    (12,671)           (794,277)           102,911           (349,893)          (160,679)            (99,381)         1,312,798
      1,318            (461,895)            (1,044)             7,373              5,723             137,320            (19,875)
  3,131,534             976,652          1,678,614           (110,836)          (560,934)            (53,157)           (31,255)

  7,318,804          33,415,381          4,940,552           (359,036)        (2,378,054)         (2,466,546)               --
-------------------------------------------------------------------------------------------------------------------------------
(15,984,272)        (13,064,810)         1,547,629        (33,074,685)       (23,636,233)        (50,118,400)        55,750,657
-------------------------------------------------------------------------------------------------------------------------------




 17,276,678          27,771,671         39,393,719         36,429,614         33,721,451          43,188,410        233,046,013
 (2,243,126)        (12,811,765)       (40,908,468)        (6,450,961)       (14,666,583)        (12,832,261)      (277,300,978)
         --             (98,576)        (1,074,399)          (340,482)          (371,718)           (410,881)          (133,111)
     941,595         (1,637,145)           946,468          4,303,733          5,366,263           3,052,127        (11,308,678)
          --                  --                 --                 --                 --          17,084,639               --
-------------------------------------------------------------------------------------------------------------------------------
 15,975,147          13,224,185         (1,642,680)        33,941,904         24,049,413          50,082,034        (55,696,754)
-------------------------------------------------------------------------------------------------------------------------------
     (9,125)            159,375            (95,051)           867,219            413,180             (36,366)            53,903


     10,812                  --            104,914             34,347             60,871              36,366             18,031
-------------------------------------------------------------------------------------------------------------------------------

    $ 1,687           $ 159,375            $ 9,863          $ 901,566          $ 474,051                 $--           $ 71,934
===============================================================================================================================





     $   --         $ 3,548,288        $ 3,196,512        $ 1,388,958        $ 1,408,675         $ 7,656,237        $ 6,189,396
===============================================================================================================================



SEE NOTES TO FINANCIAL STATEMENTS

                                2002 SEMIANNUAL REPORT TIAA-CREF MUTUAL FUNDS 93

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------


                                                            INTERNATIONAL EQUITY FUND                     GROWTH EQUITY FUND
                                                    ----------------------------------------   ------------------------------------
                                                            FOR THE            FOR THE                FOR THE            FOR THE
                                                          SIX MONTHS            YEAR                SIX MONTHS            YEAR
                                                             ENDED              ENDED                  ENDED              ENDED
                                                           JUNE 30,         DECEMBER 31,             JUNE 30,         DECEMBER 31,
                                                             2002               2001                   2002               2001
-----------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                               (UNAUDITED)


CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income                                  $ 2,664,272        $ 2,840,807              $ 774,869        $ 1,015,995
  Net realized gain (loss) on total investments          (15,116,298)       (65,095,031)           (67,803,307)      (181,128,346)
  Net change in unrealized appreciation (depreciation)
    on total investments                                  10,156,082         (7,947,285)           (78,171,913)        (7,220,062)
------------------------------------------------------------------------------------------------------------------------------------
  Net decrease from operations                            (2,295,944)       (70,201,509)          (145,200,351)      (187,332,413)
------------------------------------------------------------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                      --         (2,251,029)                    --                 --
  From net realized gain on total investments                     --                 --                     --         (3,845,974)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                           --         (2,251,029)                    --         (3,845,974)
------------------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER TRANSACTIONS:

  Subscriptions                                           91,570,032        197,327,062             38,131,354        137,349,351
  Reinvestment of distributions                                   --          2,165,988                     --          3,718,917
  Exchanges among the Funds, net                          (1,333,544)        (8,397,391)           (27,246,517)       (14,770,572)
  Redemptions                                            (81,707,918)      (129,582,596)           (36,150,855)       (67,710,709)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from shareholder transactions  8,528,570         61,513,063            (25,266,018)        58,586,987
------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                  6,232,626        (10,939,475)          (170,466,369)      (132,591,400)


NET ASSETS

  Beginning of year                                      259,491,606        270,431,081            653,169,181        785,760,581
------------------------------------------------------------------------------------------------------------------------------------

  End of period                                         $265,724,232      $ 259,491,606          $ 482,702,812      $ 653,169,181
===================================================================================================================================

CHANGES IN FUND SHARES:


  Shares outstanding, beginning of year                   32,144,549         25,157,263             66,310,854         61,075,230
-----------------------------------------------------------------------------------------------------------------------------------
  Shares sold                                             11,541,075         22,647,490              4,136,638         12,751,872
  Shares issued in reinvestment of distributions                  --            271,087                     --            373,386
  Shares exchanged among the Funds, net                     (157,818)          (911,072)            (2,951,010)        (1,385,610)
  Shares redeemed                                        (10,241,994)       (15,020,219)            (3,978,356)        (6,504,024)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in shares outstanding          1,141,263          6,987,286             (2,792,728)         5,235,624
-----------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                       33,285,812         32,144,549             63,518,126         66,310,854
===================================================================================================================================

94 TIAA-CREF MUTUAL FUNDS 2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------



     GROWTH & INCOME FUND                EQUITY INDEX FUND             SOCIAL CHOICE EQUITY FUND         MANAGED ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
     FOR THE        FOR THE            FOR THE       FOR THE            FOR THE        FOR THE            FOR THE        FOR THE
   SIX MONTHS        YEAR            SIX MONTHS       YEAR            SIX MONTHS        YEAR            SIX MONTHS        YEAR
      ENDED          ENDED              ENDED         ENDED              ENDED          ENDED              ENDED          ENDED
    JUNE 30,     DECEMBER 31,         JUNE 30,    DECEMBER 31,         JUNE 30,     DECEMBER 31,         JUNE 30,     DECEMBER 31
      2002           2001               2002          2001               2002           2001               2002           2001
---------------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                       (UNAUDITED)                      (UNAUDITED)                       (UNAUDITED)






  $ 2,583,449    $ 5,258,789          $ 772,888      $ 878,945          $ 414,122     $ 557,778        $ 3,749,983    $ 8,855,998
  (17,494,680)   (98,188,472)          (391,754)    (1,546,730)        (3,131,534)     (944,591)          (976,652)       430,936

  (82,151,776)     1,137,577        (18,764,916)    (7,880,906)        (7,318,804)   (5,772,364)       (33,415,381)   (38,710,220)
---------------------------------------------------------------------------------------------------------------------------------
  (97,063,007)   (91,792,106)       (18,383,782)    (8,548,691)       (10,036,216)   (6,159,177)       (30,642,050)   (29,423,286)
---------------------------------------------------------------------------------------------------------------------------------




   (2,296,039)    (5,117,606)                --       (738,915)                --      (500,760)        (3,753,520)    (7,962,113)
           --             --                 --       (122,879)                --       (47,638)                --    (11,106,226)
---------------------------------------------------------------------------------------------------------------------------------
   (2,296,039)    (5,117,606)                --       (861,794)                --      (548,398)        (3,753,520)   (19,068,339)
---------------------------------------------------------------------------------------------------------------------------------




   53,515,977    144,343,298         36,685,041     30,009,958         16,638,920    34,379,974         27,343,886     62,154,591
    2,194,814      4,843,580                 --        834,230                 --       507,353          3,548,288     18,095,560
   (2,499,250)    (4,092,143)        29,414,948     11,028,232            941,595       374,553         (1,637,145)   (19,130,281)
  (44,061,739)   (76,509,071)        (4,332,122)    (2,142,731)        (2,253,451)   (1,573,116)       (12,730,948)   (24,197,979)
---------------------------------------------------------------------------------------------------------------------------------
    9,149,802     68,585,664         61,767,867     39,729,689         15,327,064    33,688,764         16,524,081     36,921,891
---------------------------------------------------------------------------------------------------------------------------------
  (90,209,244)   (28,324,048)        43,384,085     30,319,204          5,290,848    26,981,189        (17,871,489)   (11,569,734)




  637,632,084    665,956,132         97,686,071     67,366,867         65,792,797    38,811,608        319,244,300    330,814,034
---------------------------------------------------------------------------------------------------------------------------------

 $547,422,840   $637,632,084       $141,070,156    $97,686,071       $ 71,083,645   $65,792,797       $301,372,811   $319,244,300
=================================================================================================================================





   52,813,121     47,402,552         12,134,963      7,327,307          7,941,687     4,053,959         30,409,789     27,120,315
---------------------------------------------------------------------------------------------------------------------------------
    4,722,352     11,541,307          4,669,271      3,641,399          2,028,875     3,970,147          2,668,292      5,493,078
      200,243        403,818                 --        102,863                 --        60,833            360,769      1,702,506
     (373,492)      (352,205)         3,727,781      1,325,981            114,933        42,669           (152,632)    (1,756,676)
   (3,817,179)    (6,182,351)          (557,875)      (262,587)          (287,255)     (185,921)        (1,258,671)    (2,149,434)
---------------------------------------------------------------------------------------------------------------------------------
      731,924      5,410,569          7,839,177      4,807,656          1,856,553     3,887,728          1,617,758      3,289,474
---------------------------------------------------------------------------------------------------------------------------------
   53,545,045     52,813,121         19,974,140     12,134,963          9,798,240     7,941,687         32,027,547     30,409,789
=================================================================================================================================



                                2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 95

See notes to financial statements

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------



                                                              HIGH-YIELD BOND FUND                       SHORT-TERM BOND FUND
                                                    ----------------------------------------   ------------------------------------

                                                            FOR THE            FOR THE                FOR THE            FOR THE
                                                          SIX MONTHS            YEAR                SIX MONTHS            YEAR
                                                             ENDED              ENDED                  ENDED              ENDED
                                                           JUNE 30,         DECEMBER 31,             JUNE 30,         DECEMBER 31,
                                                             2002               2001                   2002               2001
-----------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                               (UNAUDITED)


CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income                                   $ 4,341,949        $ 8,010,319            $ 1,819,866        $ 2,537,904
  Net realized gain (loss) on total investments            (1,678,614)        (3,197,179)               110,836            748,365
  Net change in unrealized appreciation (depreciation)
    on total investments                                   (4,940,552)        (1,538,046)               359,036            772,256
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                  (2,277,217)         3,275,094              2,289,738          4,058,525
-----------------------------------------------------------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                               (4,473,199)        (8,010,319)            (1,820,911)        (2,536,844)
  In excess of net investment income                               --            (28,464)                    --                 --
  From net realized gain on total investments                      --                 --                     --           (511,542)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    (4,473,199)        (8,038,783)            (1,820,911)        (3,048,386)
-----------------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER TRANSACTIONS:

  Seed money redemptions by TIAA                          (18,000,000)       (10,000,000)                    --        (25,816,453)
  Subscriptions                                            38,870,501         51,194,824             36,399,325         62,744,158
  Reinvestment of distributions                             3,196,512          6,414,792              1,388,958          2,579,470
  Exchanges among the Funds, net                              946,468          4,056,627              4,303,733          6,895,663
  Redemptions                                             (23,012,759)       (18,583,100)            (6,417,048)       (15,938,549)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from shareholder transactions   2,000,722         33,083,143             35,674,968         30,464,289
-----------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                  (4,749,694)        28,319,454             36,143,795         31,474,428


NET ASSETS

  Beginning of year                                        92,216,555         63,897,101             61,313,557         29,839,129
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                          $ 87,466,861       $ 92,216,555            $97,457,352       $ 61,313,557
===================================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of year                    10,320,361          6,791,772              5,853,100          2,917,917
-----------------------------------------------------------------------------------------------------------------------------------
  Seed money shares redeemed by TIAA                       (1,987,133)        (1,005,026)                    --         (2,450,858)
  Shares sold                                               4,318,351          5,447,791              3,476,120          5,982,224
  Shares issued in reinvestment of distributions              360,264            685,823                132,788            246,239
  Shares exchanged among the Funds, net                        97,660            405,329                408,813            653,230
  Shares redeemed                                          (2,567,078)        (2,005,328)              (613,526)        (1,495,652)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in shares outstanding               222,064          3,528,589              3,404,195          2,935,183
-----------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                        10,542,425         10,320,361              9,257,295          5,853,100
===================================================================================================================================


96 TIAA-CREF MUTUAL FUNDS 2002 SEMIANNUAL REPORT

                                               SEE NOTES TO FINANCIAL STATMENTS.

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------






  TAX-EXEMPT BOND FUND                                  BOND PLUS FUND                                   MONEY MARKET FUND
--------------------------------           ----------------------------------------          -------------------------------------

  FOR THE        FOR THE                             FOR THE       FOR THE                             FOR THE       FOR THE
SIX MONTHS        YEAR                             SIX MONTHS       YEAR                             SIX MONTHS       YEAR
   ENDED          ENDED                               ENDED         ENDED                               ENDED          ENDED
 JUNE 30,     DECEMBER 31,                          JUNE 30,    DECEMBER 31,                          JUNE 30,      DECEMBER 31,
   2002           2001                                2002          2001                                2002           2001
----------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)                                        (UNAUDITED)                                       (UNAUDITED)






$ 1,864,445    $ 2,543,439                         $ 8,167,359  $ 15,583,386                         $ 6,306,323   $ 28,436,632
    560,934        683,709                              53,157     6,961,699                              31,255         84,713

  2,378,054       (862,492)                          2,466,546    (1,470,497)                                 --             --
---------------------------------------------------------------------------------------------------------------------------------
  4,803,433      2,364,656                          10,687,062    21,074,588                           6,337,578     28,521,345
---------------------------------------------------------------------------------------------------------------------------------




 (1,863,356)    (2,543,439)                         (8,163,046)  (15,583,386)                         (6,306,323)   (28,436,632)
         --         (3,483)                                 --        (8,016)                                 --             --
         --       (869,590)                                 --    (3,460,572)                                 --             --
---------------------------------------------------------------------------------------------------------------------------------
 (1,863,356)    (3,416,512)                         (8,163,046)  (19,051,974)                         (6,306,323)   (28,436,632)
---------------------------------------------------------------------------------------------------------------------------------




         --    (17,705,806)                                 --            --                                  --             --
 33,928,964     66,525,934                          43,050,140    64,538,599                         230,010,985    589,331,263
  1,408,675      2,627,800                           7,656,237    18,023,891                           6,189,396     27,864,615
  5,366,263      9,018,310                           3,052,127    (6,359,026)                        (11,308,678)    21,376,028
(14,705,741)   (24,667,715)                        (12,540,967)  (25,978,579)                       (274,367,224)  (490,434,274)
---------------------------------------------------------------------------------------------------------------------------------
 25,998,161     35,798,523                          41,217,537    50,224,885                         (49,475,521)   148,137,632
---------------------------------------------------------------------------------------------------------------------------------
 28,938,238     34,746,667                          43,741,553    52,247,499                         (49,444,266)   148,222,345




 73,674,333     38,927,666                         284,864,677   232,617,178                         760,268,223    612,045,878
---------------------------------------------------------------------------------------------------------------------------------

102,612,571   $ 73,674,333                        $328,606,230  $284,864,677                       $ 710,823,957  $ 760,268,223
================================================================================================================================





  7,100,391      3,721,044                          27,982,614    23,046,970                         760,201,201    612,063,569
---------------------------------------------------------------------------------------------------------------------------------
         --     (1,673,220)                                 --            --                                  --             --
  3,204,137      6,244,556                           4,215,390     6,265,127                         230,010,985    589,331,263
    132,949        248,737                             750,356     1,758,655                           6,189,396     27,864,615
    503,969        847,076                             295,967      (569,694)                        (11,308,678)    21,376,028
 (1,388,099)    (2,287,802)                         (1,233,289)   (2,518,444)                       (274,367,224)  (490,434,274)
---------------------------------------------------------------------------------------------------------------------------------
  2,452,956      3,379,347                           4,028,424     4,935,644                         (49,475,521)   148,137,632
---------------------------------------------------------------------------------------------------------------------------------
  9,553,347      7,100,391                          32,011,038    27,982,614                         710,725,680    760,201,201
=================================================================================================================================


                                2002 SEMIANNUAL REPORT TIAA-CREF MUTUAL FUNDS 97

SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------


                                                                     INTERNATIONAL EQUITY FUND
                                ---------------------------------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                     JULY 17, 1997
                                   FOR THE                                                                            (COMMENCE-
                                 SIX MONTHS                                                                             MENT OF
                                    ENDED                      FOR THE YEARS ENDED DECEMBER 31,                     OPERATIONS) TO
                                  JUNE 30, ------------------------------------------------------------------------  DECEMBER 31,
                                   2002(A)           2001             2000             1999             1998            1997(A)
-----------------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)


SELECTED PER SHARE DATA

  Net asset value,
    beginning of period               $8.07           $10.75          $16.08            $10.54            $8.92           $10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income              0.08             0.09            0.08              0.11             0.09             0.07
    Net realized and unrealized
      gain (loss) on total
      investments                     (0.17)           (2.70)          (3.32)             5.77             1.63            (1.07)
-----------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations             (0.09)           (2.61)          (3.24)             5.88             1.72            (1.00)
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income             --               (0.07)          (0.08)            (0.11)           (0.08)           (0.07)
    In excess of net investment
      income                          --               --              (0.01)            --               (0.02)           (0.01)
    Net realized gains                --               --              (2.00)            (0.23)           --               --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions               --               (0.07)          (2.09)            (0.34)           (0.10)           (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period      $7.98            $8.07          $10.75            $16.08           $10.54            $8.92
===================================================================================================================================

TOTAL RETURN                          (1.12)%         (24.29)%        (19.99)%           55.83%           19.27%          (10.09)%

RATIOS AND
  SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                 $265,724          $259,492         $270,431         $255,819         $118,555          $47,758
  Ratio of expenses to
    average net assets
    before expense waiver              0.49%             0.99%            0.99%            0.99%            0.99%            0.46%
  Ratio of expenses to
    average net assets
    after expense waiver               0.24%             0.49%            0.49%            0.49%            0.49%            0.23%
  Ratio of net investment
    income to average
    net assets                         1.02%             1.10%            0.49%            1.03%            1.23%            0.56%
  Portfolio turnover rate             32.21%           113.03%          138.33%           74.16%           27.20%            4.56%


  (a) The percentages shown for this period are not annualized.
===============================================================================



98 TIAA-CREF MUTUAL FUNDS 2002 SEMIANNUAL REPORT

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                            GROWTH EQUITY FUND                                             GROWTH & INCOME FUND
-------------------------------------------------------------------  --------------------------------------------------------------
                                                   FOR THE PERIOD                                                    FOR THE PERIOD
                                                   JULY 17, 1997                                                      JULY 1, 1997
 FOR THE                                            (COMMENCE-      FOR THE                                            (COMMENCE-
SIX MONTHS                                            MENT OF       SIX MONTHS                                           MENT OF
  ENDED         FOR THE YEARS ENDED DECEMBER 31,   OPERATIONS) TO     ENDED        FOR THE YEARS ENDED DECEMBER 31,   OPERATIONS) TO
JUNE 30,     -------------------------------------   DECEMBER 31,    JUNE 30,    ------------------------------------  DECEMBER 31,
 2002(A)       2001     2000      1999      1998      1997(A)        2002(A)      2001      2000      1999       1998    1997(a)
--------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)                                                         (UNAUDITED)





    $9.85    $12.87    $17.19    $13.65    $10.12     $10.00          $12.07     $14.05    $15.93    $13.33    $10.32    $10.00
------------------------------------------------------------------------------------------------------------------------------------


     0.01      0.02      --        0.02      0.03       0.06            0.05       0.10      0.11      0.11      0.10       0.07


    (2.26)    (2.98)    (3.47)     4.47      3.61       0.28           (1.86)     (1.98)    (1.27)     3.13      3.04       0.32
-----------------------------------------------------------------------------------------------------------------------------------


    (2.25)    (2.96)    (3.47)     4.49      3.64       0.34           (1.81)     (1.88)    (1.16)     3.24      3.14       0.39
----------------------------------------------------------------------------------------------------------------------------------


    --         --        --       (0.02)    (0.03)     (0.06)          (0.04)     (0.10)    (0.11)    (0.11)    (0.10)     (0.07)

    --         --        --         --        --         --              --         --        --        --        --         --
    --        (0.06)    (0.85)    (0.93)    (0.08)     (0.16)            --         --      (0.61)    (0.53)    (0.03)       --
------------------------------------------------------------------------------------------------------------------------------------
    --        (0.06)    (0.85)    (0.95)    (0.11)     (0.22)          (0.04)     (0.10)    (0.72)    (0.64)    (0.13)     (0.07)
------------------------------------------------------------------------------------------------------------------------------------
    $7.60     $9.85    $12.87    $17.19    $13.65     $10.12          $10.22     $12.07    $14.05    $15.93    $13.33     $10.32
====================================================================================================================================
   (22.84)%  (23.02)%  (20.29)%   33.00%    35.97%      3.44%         (15.00)%   (13.37)%   (7.33)%   24.46%    30.51%      3.96%





 $482,703  $653,169  $785,761  $696,272  $296,362    $64,487        $547,423   $637,632  $665,956  $541,718  $232,625    $61,822


     0.47%     0.95%     0.95%     0.95%     0.95%      0.44%           0.46%      0.93%     0.93%     0.93%     0.93%      0.43%


     0.22%     0.45%     0.45%     0.45%     0.45%      0.21%           0.21%      0.43%     0.43%     0.43%     0.43%      0.20%


     0.13%     0.15%     0.00%     0.16%     0.37%      0.68%           0.42%      0.84%     0.72%     0.82%     0.97%      0.75%
    14.10%    38.39%    42.07%    69.56%    49.91%     29.44%          46.78%     70.41%    21.41%    39.35%    71.49%      0.46%

===================================================================================================================================








                                2002 SEMIANNUAL REPORT TIAA-CREF MUTUAL FUNDS 99

SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------

                                               EQUITY INDEX FUND                              SOCIAL CHOICE EQUITY FUND
                               ------------------------------------------------  --------------------------------------------------
                                                                 FOR THE PERIOD                                     FOR THE PERIOD
                                                                  MARCH 1, 2000                                      MARCH 1, 2000
                                   FOR THE          FOR THE        (COMMENCE-         FOR THE          FOR THE        (COMMENCE-
                                 SIX MONTHS          YEAR            MENT OF        SIX MONTHS          YEAR            MENT OF
                                    ENDED            ENDED       OPERATIONS) TO        ENDED            ENDED       OPERATIONS) TO
                                  JUNE 30,       DECEMBER 31,     DECEMBER 31,       JUNE 30,       DECEMBER 31,     DECEMBER 31,
                                   2002(A)           2001            2000(A)          2002(A)           2001            2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                                        (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value,
    beginning of period               $8.05            $9.19          $10.00             $8.28            $9.57           $10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income              0.03             0.07            0.08              0.04             0.07             0.08
    Net realized and unrealized
      gain (loss) on total
      investments                     (1.02)           (1.14)          (0.81)            (1.07)           (1.29)           (0.39)
-----------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from
    investment operations             (0.99)           (1.07)          (0.73)            (1.03)           (1.22)           (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income             --               (0.06)          (0.08)            --               (0.06)           (0.08)
    In excess of net
      investment income               --               --              --                --               --               --
    Net realized gains                --               (0.01)          --                --               (0.01)           (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions               --               (0.07)          (0.08)            --               (0.07)           (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period      $7.06            $8.05           $9.19             $7.25            $8.28            $9.57
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                         (12.30)%         (11.62)%         (7.32)%          (12.44)%         (12.75)%          (3.14)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                 $141,070          $97,686         $67,367           $71,084          $65,793          $38,812
  Ratio of expenses to
    average net assets
    before expense waiver              0.38%            0.76%           0.64%             0.38%            0.77%            0.65%
  Ratio of expenses to
    average net assets
    after expense waiver               0.13%            0.26%           0.22%             0.13%            0.27%            0.23%
   Ratio of net investment
    income to average net assets       0.59%            1.12%           0.87%             0.57%            1.09%            0.88%
  Portfolio turnover rate              2.78%            6.06%           5.70%            21.19%            5.96%            2.34%

  (a) The percentages shown for this period are not annualized.
================================================================================




100 TIAA-CREF MUTUAL FUNDS 2002 SEMIANNUAL REPORT

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------







                        MANAGED ALLOCATION FUND                                 HIGH-YIELD BOND FUND
----------------------------------------------------------------------  ---------------------------------------
                                                        FOR THE PERIOD                           FOR THE PERIOD
                                                         JULY 17, 1997                            MARCH 1, 2000
  FOR THE                                                 (COMMENCE-    FOR THE      FOR THE      (COMMENCE-
SIX MONTHS                                                  MENT OF    SIX MONTHS     YEAR          MENT OF
   ENDED          FOR THE YEARS ENDED DECEMBER 31,      OPERATIONS) TO   ENDED        ENDED      OPERATIONS) TO
 JUNE 30,      ----------------------------------------  DECEMBER 31,   JUNE 30,   DECEMBER 31,    DECEMBER 31,
  2002(A)      2001       2000        1999        1998      1997(A)     2002(A)        2001          2000(A)
---------------------------------------------------------------------------------------------------------------
(UNAUDITED)                                                           (UNAUDITED)                 (UNAUDITED)





     $10.50     $12.20       $13.59     $11.79     $10.01      $10.00      $8.94      $9.41          $10.00
-------------------------------------------------------------------------------------------------------------


       0.11       0.37         0.37       0.38       0.34        0.23       0.38       0.93            0.78


      (1.08)     (1.41)       (1.03)      1.85       1.76        0.01      (0.63)     (0.47)          (0.59)
-------------------------------------------------------------------------------------------------------------


      (0.97)     (1.04)       (0.66)      2.23       2.10        0.24      (0.25)      0.46            0.19
-------------------------------------------------------------------------------------------------------------


      (0.12)     (0.28)       (0.37)     (0.38)     (0.32)      (0.23)     (0.39)     (0.93)          (0.78)

      --         --           --         --         --          --         --         --              --
      --         (0.38)       (0.36)     (0.05)     --          --         --         --              --
-------------------------------------------------------------------------------------------------------------

      (0.12)     (0.66)       (0.73)     (0.43)     (0.32)      (0.23)     (0.39)     (0.93)          (0.78)
-------------------------------------------------------------------------------------------------------------

      $9.41     $10.50       $12.20     $13.59     $11.79      $10.01      $8.30      $8.94           $9.41
=============================================================================================================


      (9.30)%    (8.52)%      (4.99)%    19.20%     21.24%       2.44%     (2.96)%     4.89%           1.91%




    $301,373   $319,244     $330,814  $244,372   $162,867     $59,087    $87,467    $92,217         $63,897


       0.00%      0.00%        0.00%      0.00%      0.00%       0.00%      0.42%      0.84%           0.70%


       0.00%      0.00%        0.00%      0.00%      0.00%       0.00%      0.17%      0.34%           0.29%

       1.18%      3.34%        2.87%      2.70%      2.80%       2.46%      4.23%      9.97%           8.05%
       1.18%      2.97%        0.71%      3.90%      4.78%       0.00%     47.92%     75.44%          36.99%







   SHORT-TERM BOND FUND
-------------------------------------------
                          FOR THE PERIOD
                           MARCH 1, 2002
  FOR THE    FOR THE        (COMMENCE-
SIX MONTHS    YEAR            MENT OF
   ENDED      ENDED       OPERATIONS) TO
 JUNE 30,  DECEMBER 31,     DECEMBER 31,
  2002(a)     2001           2000(A)
-------------------------------------------





  $10.48     $10.23            $10.00
--------------------------------------


    0.24      0.57               0.54


    0.05      0.34               0.29
--------------------------------------


    0.29      0.91               0.83
--------------------------------------


   (0.24)    (0.57)              (0.54)

   --           --               (0.01)
   --        (0.09)              (0.05)
--------------------------------------

   (0.24)    (0.66)              (0.60)
--------------------------------------

  $10.53     $10.48            $10.23
======================================


    2.83%     9.10%             8.51%




 $97,457   $61,314            $29,839


    0.40%     0.80%               0.67%


    0.15%     0.30%               0.25%

    2.39%     5.36%               5.45%
   69.04%   132.21%             387.42%
======================================


                               2002 SEMIANNUAL REPORT TIAA-CREF MUTUAL FUNDS 101

SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------

                                                                                       TAX-EXEMPT BOND FUND
                                                            -----------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                     MARCH 1, 2000
                                                               FOR THE                         FOR THE                (COMMENCE-
                                                             SIX MONTHS                         YEAR                    MENT OF
                                                                ENDED                           ENDED               OPERATIONS) TO
                                                              JUNE 30,                      DECEMBER 31,             DECEMBER 31,
                                                                2002                            2001                    2000(A)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period                           $10.38                          $10.46                   $10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                          0.22                            0.47                     0.42
    Net realized and unrealized gain (loss) on
      total investments                                            0.36                            0.04                     0.50
-----------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                   0.58                            0.51                     0.92
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                         (0.22)                          (0.47)                   (0.42)
    In excess of net investment income                              --                              --                       --
    Net realized gains                                              --                            (0.12)                   (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                           (0.22)                          (0.59)                   (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                 $10.74                          $10.38                   $10.46
===================================================================================================================================
TOTAL RETURN                                                       5.61%                           5.00%                    9.38%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                   $102,613                         $73,674                  $38,928
  Ratio of expenses to average net assets
    before expense waiver                                          0.40%                           0.80%                    0.67%
  Ratio of expenses to average net assets
    after expense waiver                                           0.15%                           0.30%                    0.25%
  Ratio of net investment income to average net assets             2.09%                           4.48%                    4.27%
  Portfolio turnover rate                                        133.59%                         298.08%                  136.41%




  (a) The percentages shown for this period are not annualized.
  (b) During the year ended December 31, 2000, the Bond PLUS Fund began structuring dollar roll transactions as financing transactions (see note
      1). Had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rate for the year ended December 31, 2000 would have been 472.03%.
===============================================================================

102 TIAA-CREF MUTUAL FUNDS 2002 SEMIANNUAL REPORT

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                           BOND PLUS FUND                                                      MONEY MARKET FUND
--------------------------------------------------------------------------          ----------------------------------------
                                                         FOR THE PERIOD
                                                          JULY 17, 1997
  FOR THE                                                  (COMMENCE-     FOR THE
SIX MONTHS                                                   MENT OF    SIX MONTHS
   ENDED          FOR THE YEARS ENDED DECEMBER 31,        OPERATIONS) TO   ENDED        FOR THE YEARS ENDED DECEMBER 31,
 JUNE 30,   --------------------------------------------   DECEMBER 31,   JUNE 30,  ----------------------------------------
   2002        2001       2000        1999        1998       1997(A)      2002(A)      2001       2000       1999       1998
----------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                                                         (UNAUDITED)




     $10.18     $10.09        $9.63     $10.30     $10.09      $10.00      $1.00      $1.00       $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------------------------


       0.27       0.59         0.62       0.56       0.56        0.27       0.01       0.04        0.06       0.05       0.05

       0.09       0.22         0.46      (0.66)      0.32        0.20      --         --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------

       0.36       0.81         1.08      (0.10)      0.88        0.47       0.01       0.04        0.06       0.05       0.05
-----------------------------------------------------------------------------------------------------------------------------


      (0.27)     (0.59)       (0.62)     (0.56)     (0.56)      (0.27)     (0.01)     (0.04)      (0.06)     (0.05)     (0.05)
      --         --           --         (0.01)     --          --         --         --          --         --         --
      --         (0.13)       --         --         (0.11)      (0.11)     --         --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------

      (0.27)     (0.72)       (0.62)     (0.57)     (0.67)      (0.38)     (0.01)     (0.04)      (0.06)     (0.05)     (0.05)
-----------------------------------------------------------------------------------------------------------------------------

     $10.27     $10.18       $10.09      $9.63     $10.30      $10.09      $1.00      $1.00       $1.00      $1.00      $1.00
=============================================================================================================================

       3.48%      8.14%       11.68%     (1.01)%     8.94%       4.79%      0.86%      4.08%       6.33%      5.05%      5.45%



     $38,928   $328,606     $284,865   $232,617   $204,346    $155,034    $58,403   $710,824    $760,268   $612,046  $394,965


       0.40%      0.80%        0.80%      0.80%      0.80%       0.37%      0.39%      0.79%       0.79%      0.79%      0.79%

       0.15%      0.30%        0.30%      0.30%      0.30%       0.14%      0.14%      0.29%       0.29%      0.29%      0.29%
       2.67%      5.72%        6.41%      5.75%      5.66%       2.72%      0.86%      3.94%       6.18%      4.97%      5.28%
     139.40%    233.89%      313.29%(b) 652.82%    531.92%     143.61%       n/a        n/a         n/a        n/a        n/a

FOR THE PERIOD
JULY 17, 1997
 (COMMENCE-
 MENT OF
OPERATIONS) TO
 DECEMBER 31,
   1997(a)
--------------






$1.00
--------------
-

 0.02


  --
--------------
 0.02
--------------


(0.02)

    --
    --
--------------
(0.02)
--------------

$1.00
==============



 2.51%



$63,605


   0.36%

   0.13%

   2.49%

    n/a




SEE NOTES TO FINANCIAL STATEMENTS

                               2002 SEMIANNUAL REPORT TIAA-CREF MUTUAL FUNDS 103

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Mutual Funds (the "Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end diversified management investment company. The International Equity, Growth Equity, Growth & Income, Managed Allocation, Bond PLUS and Money Market Funds commenced operations on July 17, 1997 with seed money investment by Teachers Insurance and Annuity Association of America (`'TIAA"). The Equity Index, Social Choice Equity, High-Yield Bond, Short-Term Bond and Tax-Exempt Bond Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. At June 30, 2002, TIAA had remaining seed money investments in the International Equity, Equity Index, Social Choice Equity and High-Yield Bond Funds of $30,618,387, $35,919,441, $18,499,092, and $17,349,938, respectively. In addition, at June
30,  2002,  TIAA had  additional  investments  in the Social  Choice  Equity and
Short-Term Bond Funds of $18,245,800 and $16,401,373, respectively. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. The Managed Allocation Fund values its investments in the underlying funds at the net asset values of such funds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds are informed of the ex-dividend date. Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DOLLAR ROLL TRANSACTIONS: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond PLUS Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to- market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the under-



104 TIAA-CREF Mutual Funds 2002 SEMIANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


lying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Bond PLUS, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 2. MANAGEMENT AGREEMENTS

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, and a registered investment adviser, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of an Investment Management Agreement, each Fund pays a fee for the management and administration of the Funds, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2006. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                                   INVESTMENT
                                   INVESTMENT                    MANAGEMENT FEE
                                 MANAGEMENT FEE       WAIVER      AFTER WAIVER
                               -------------------   ---------- ---------------
 International Equity Fund            0.99%            0.50%          0.49%
 Growth Equity Fund                   0.95%            0.50%          0.45%
 Growth & Income Fund                 0.93%            0.50%          0.43%
 Equity Index Fund                    0.76%            0.50%          0.26%
 Social Choice Equity Fund            0.77%            0.50%          0.27%
 Managed Allocation Fund              0.00%            0.00%          0.00%
 High-Yield Bond Fund                 0.84%            0.50%          0.34%
 Short-Term Bond Fund                 0.80%            0.50%          0.30%
 Tax-Exempt Bond Fund                 0.80%            0.50%          0.30%
 Bond PLUS Fund                       0.80%            0.50%          0.30%
 Money Market Fund                    0.79%            0.50%          0.29%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


                               2002 SEMIANNUAL REPORT TIAA-CREF MUTUAL FUNDS 105

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 3. INVESTMENTS

As of June 30, 2002, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation for the Funds were as follows:



                                                                                          NET UNREALIZED
                                                      GROSS UNREALIZED                     APPRECIATION
                                               APPRECIATION      DEPRECIATION             (DEPRECIATION)
                                             ----------------    -------------           ----------------

      International Equity Fund                $16,384,560     $ 28,445,220               $ (12,060,660)
      Growth Equity Fund                        25,891,969      188,168,628                (162,276,659)
      Growth & Income Fund                      31,361,756       83,756,534                 (52,394,778)
      Equity Index Fund                          8,920,022       41,417,390                 (32,497,368)
      Social Choice Equity Fund                  4,104,034       19,402,791                 (15,298,757)
      Managed Allocation Fund                    3,575,810       75,698,311                 (72,122,501)
      High-Yield Bond Fund                       2,435,225       11,970,728                  (9,535,503)
      Short-Term Bond Fund                       1,913,607          151,700                   1,761,907
      Tax-Exempt Bond Fund                       2,998,415           66,760                   2,931,655
      Bond PLUS Fund                             7,015,359        1,489,890                   5,525,469


The following is information about the holdings of the Managed Allocation Fund in the other Funds as of June 30, 2002.

                                                                             PERCENT OF TOTAL SHARES
                                       NUMBER OF SHARES HELD IN FUND         OUTSTANDING IN THE FUND
                                       -----------------------------         --------------------------

      International Equity Fund                  3,054,940                       9.18%
      Growth Equity Fund                         8,947,305                      14.09%
      Growth & Income Fund                       7,775,680                      14.52%
      High-Yield Bond Fund                       1,043,922                       9.90%
      Bond PLUS Fund                            11,421,219                      35.68%
      Money Market Fund                          2,961,200                       0.42%


Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the six months ended June 30, 2002 were as follows:

                                              NON-GOVERNMENT      GOVERNMENT     NON-GOVERNMENT      GOVERNMENT
                                                 PURCHASES         PURCHASES          SALES             SALES
                                           ------------------  ----------------  ----------------  ----------------

      International Equity Fund                 $ 90,796,624              $--      $ 83,793,056              $--
      Growth Equity Fund                          79,128,157        2,939,188       107,025,875          391,949
      Growth & Income Fund                       293,915,446        2,567,615       284,203,114          738,461
      Equity Index Fund                           64,565,059          695,089         3,506,787           35,970
      Social Choice Equity Fund                   31,196,963          352,795        15,069,931               --
      Managed Allocation Fund                     20,853,637               --         3,736,000               --
      High-Yield Bond Fund                        46,998,449               --        43,603,634               --
      Short-Term Bond Fund                        28,272,145       51,946,756        17,345,770       33,438,000
      Tax-Exempt Bond Fund                       151,656,586               --       119,517,930               --
      Bond PLUS Fund                              93,822,186      373,051,277        79,222,533      340,347,278

NOTE 4. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

106  TIAA-CREF Mutual Funds  2002 SEMIANNUAL REPORT

TIAA-CREFMUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)


NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during 2001 were as follows:

                                                 ORDINARY          LONG-TERM
                                                  INCOME         CAPITAL GAIN         TOTAL
                                         --------------------  ------------------  --------------
      International Equity Fund                $ 2,251,029              $--        $ 2,251,029
      Growth Equity Fund                                --        3,845,974          3,845,974
      Growth & Income Fund                       5,117,606               --          5,117,606
      Equity Index Fund                            857,919            3,875            861,794
      Social Choice Equity Fund                    547,560              838            548,398
      Managed Allocation Fund                    7,962,113       11,106,226         19,068,339
      High-Yield Bond Fund                       8,038,783               --          8,038,783
      Short-Term Bond Fund                       2,862,441          185,945          3,048,386
      Tax-Exempt Bond Fund                       3,151,356          265,156          3,416,512
      Bond PLUS Fund                            17,800,619        1,251,355         19,051,974
      Money Market Fund                         28,436,632               --         28,436,632

The tax character of distributions paid in 2002, if any, will be determined at the end of the year.



NOTE 6. LINE OF CREDIT

The International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation and High-Yield Bond Funds participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2002, there were no borrowings under this credit facility by the Funds.

The Bond PLUS Fund participates in a letter of credit agreement in the amount of $2,000,000 for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended June 30, 2002, there were no borrowings under this agreement.



                               2002 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 107

PRODUCTS FROM THE TIAA-CREF
GROUP OF COMPANIES



o TIAA-CREF Mutual Funds
o TIAA-CREF Life After-Tax  Annuities
o Individual Life and  Long-Term  Care  Insurance
o TIAA-CREF  Retirement  Annuities
o TIAA-CREF Supplemental Retirement Annuities (SRAs)
o TIAA-CREF IRAs (Roth and Traditional)
o Keoghs from TIAA-CREF
o 457(b) Deferred Compensation Plans
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o Investment Management and Related Trust Services

TIAA-CREF SERVICES

INTERNET ACCESS Visit our World Wide Web site:

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information, form and booklet requests.


AUTOMATED TELEPHONE SERVICE
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For questions about TIAA-CREF Mutual Funds,  Personal Annuities,  Long-Term Care
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800 842-2776
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For  questions  about  retirement  saving  and  planning,  quarterly  and annual
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endowment management.


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For information on tuition financing programs.


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www.tiaa-cref.org/mfs/index.html

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Investors Services,  Inc., distribute securities products.  This booklet must be accompanied or preceded by a prospectus. For additional copies or for more complete information on securities products, please call 800 842-2733, ext. 5509. Read them carefully before you invest. For additional copies, please call the above number. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE AND ARE NOT BANK GUARANTEED.

(C)2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017


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TCMFSAR-8/2002